Quarterly Report
September 30, 2025
State Street Multi-Asset Real Return ETF
State Street Income Allocation ETF
State Street Global Allocation ETF
State Street Blackstone High Income ETF
State Street Blackstone Senior Loan ETF
State Street Ultra Short Term Bond ETF
State Street DoubleLine Total Return Tactical ETF
State Street DoubleLine Emerging Markets Fixed Income ETF
State Street DoubleLine Short Duration Total Return Tactical ETF
State Street Fixed Income Sector Rotation ETF
State Street US Sector Rotation ETF
State Street US Equity Premium Income ETF
State Street Nuveen Municipal Bond ETF
State Street Nuveen Municipal Bond ESG ETF
State Street Loomis Sayles Opportunistic Bond ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

STATE STREET MULTI-ASSET REAL RETURN ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 100.0%
DOMESTIC EQUITY — 4.5%
The Energy Select Sector SPDR Fund (a)(b)	295,599	$26,408,815
DOMESTIC FIXED INCOME — 26.2%
SPDR Bloomberg 1-3 Month T-Bills ETF (a)(b)	94,322	8,654,043
SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF (a)	5,065,716	145,132,763
		153,786,806
INFLATION LINKED — 6.6%
SPDR Bloomberg 1-10 Year TIPS ETF (a)	2,006,814	38,711,442
INTERNATIONAL EQUITY — 26.3%
SPDR S&P Global Infrastructure ETF (a)(b)	2,112,662	147,020,149
VanEck Agribusiness ETF (b)	96,603	7,095,490
		154,115,639
INTERNATIONAL FIXED INCOME — 3.0%
SPDR FTSE International Government Inflation-Protected Bond ETF (a)(b)	443,939	17,406,848
NATURAL RESOURCES — 28.3%
SPDR S&P Global Natural Resources ETF (a)(b)	2,335,260	138,270,745
SPDR S&P Metals & Mining ETF (a)(b)	296,038	27,587,781
		165,858,526
REAL ESTATE — 5.1%
SPDR Dow Jones International Real Estate ETF (a)(b)	359,797	10,005,955
SPDR Dow Jones REIT ETF REIT (a)(b)	201,197	20,178,047
		30,184,002
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $529,432,349)		586,472,078
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 9.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (c)(d)	324,994	$324,994
State Street Navigator Securities Lending Portfolio II (e)(f)	53,692,177	53,692,177
TOTAL SHORT-TERM INVESTMENTS (Cost $54,017,171)		$54,017,171
TOTAL INVESTMENTS — 109.2% (Cost $583,449,520)		640,489,249
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.2)%		(53,733,855)
NET ASSETS — 100.0%		$586,755,394
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at September 30, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to Schedule of Investments.

STATE STREET MULTI-ASSET REAL RETURN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$586,472,078	$—	$—	$586,472,078
Short-Term Investments	54,017,171	—	—	54,017,171
TOTAL INVESTMENTS	$640,489,249	$—	$—	$640,489,249

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
SPDR Bloomberg 1-10 Year TIPS ETF	2,843,197	$54,418,791	$4,093,750	$20,137,988	$5,449	$331,440	2,006,814	$38,711,442	$546,858
SPDR Bloomberg 1-3 Month T-Bills ETF	27,479	2,520,649	11,494,761	5,372,760	(1,965)	13,358	94,322	8,654,043	66,082
SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF	4,382,544	119,336,673	21,356,509	2,496,045	41,782	6,893,844	5,065,716	145,132,763	—
SPDR Dow Jones International Real Estate ETF	420,935	11,533,619	1,065,840	2,679,268	(59,545)	145,309	359,797	10,005,955	103,551
SPDR Dow Jones REIT ETF	281,344	27,132,815	2,149,250	9,919,113	(199,766)	1,014,861	201,197	20,178,047	199,399
SPDR FTSE International Government Inflation-Protected Bond ETF	638,546	25,465,214	2,424,089	9,883,518	(342,285)	(256,652)	443,939	17,406,848	379,487
SPDR S&P Global Infrastructure ETF	1,736,596	116,928,482	28,571,110	2,708,758	147,604	4,081,711	2,112,662	147,020,149	—
SPDR S&P Global Natural Resources ETF	1,942,468	105,359,464	24,482,723	2,573,682	134,163	10,868,077	2,335,260	138,270,745	—
SPDR S&P Metals & Mining ETF	264,311	17,766,985	7,374,511	5,584,689	527,916	7,503,058	296,038	27,587,781	31,210
State Street Institutional U.S. Government Money Market Fund, Class G Shares	246,692	246,692	2,606,516	2,528,214	—	—	324,994	324,994	4,555
State Street Navigator Securities Lending Portfolio II	48,201,739	48,201,739	302,863,130	297,372,692	—	—	53,692,177	53,692,177	66,973
The Energy Select Sector SPDR Fund	207,471	17,595,616	8,018,488	301,263	6,051	1,089,923	295,599	26,408,815	220,755
Total		$546,506,739	$416,500,677	$361,557,990	$259,404	$31,684,929		$633,393,759	$1,618,870
See accompanying notes to Schedule of Investments.

STATE STREET INCOME ALLOCATION ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 100.0%
DOMESTIC EQUITY — 38.5%
Schwab U.S. Dividend Equity ETF (a)	297,101	$8,110,857
SPDR ICE Preferred Securities ETF (a)(b)	130,783	4,324,994
SPDR Portfolio S&P 500 High Dividend ETF (a)(b)	183,109	8,056,796
SPDR SSGA U.S. Equity Premium Income ETF (b)	227,001	7,168,669
		27,661,316
DOMESTIC FIXED INCOME — 32.3%
SPDR Blackstone Senior Loan ETF (a)(b)	104,469	4,343,821
SPDR Bloomberg 1-3 Month T-Bills ETF (b)	23,687	2,173,282
SPDR Bloomberg Convertible Securities ETF (a)(b)	31,902	2,887,131
SPDR Bloomberg High Yield Bond ETF (b)	88,993	8,720,424
SPDR Portfolio Long Term Treasury ETF (b)	187,807	5,061,399
		23,186,057
INTERNATIONAL EQUITY — 11.1%
SPDR S&P Global Infrastructure ETF (a)(b)	94,040	6,544,244
SPDR S&P International Dividend ETF (b)	33,355	1,424,258
		7,968,502
INTERNATIONAL FIXED INCOME — 14.1%
SPDR Bloomberg Emerging Markets Local Bond ETF (a)(b)	169,137	3,612,766
SPDR Bloomberg Emerging Markets USD Bond ETF (b)	259,306	6,532,670
		10,145,436
REAL ESTATE — 4.0%
SPDR Dow Jones REIT ETF REIT (b)	28,864	2,894,771
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $69,904,461)		71,856,082
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 16.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (c)(d)	40,510	$40,510
State Street Navigator Securities Lending Portfolio II (e)(f)	11,703,425	11,703,425
TOTAL SHORT-TERM INVESTMENTS (Cost $11,743,935)		$11,743,935
TOTAL INVESTMENTS — 116.3% (Cost $81,648,396)		83,600,017
LIABILITIES IN EXCESS OF OTHER ASSETS — (16.3)%		(11,711,789)
NET ASSETS — 100.0%		$71,888,228
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	All or a portion of the shares of the security are on loan at September 30, 2025.
(b)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to Schedule of Investments.

STATE STREET INCOME ALLOCATION ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$71,856,082	$—	$—	$71,856,082
Short-Term Investments	11,743,935	—	—	11,743,935
TOTAL INVESTMENTS	$83,600,017	$—	$—	$83,600,017

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
SPDR Blackstone Senior Loan ETF	98,253	$4,086,342	$460,734	$202,495	$(119)	$(641)	104,469	$4,343,821	$80,391
SPDR Bloomberg 1-3 Month T-Bills ETF	25,559	2,344,527	934,708	1,105,499	(109)	(345)	23,687	2,173,282	17,508
SPDR Bloomberg Convertible Securities ETF	33,227	2,746,544	233,639	353,909	42,445	218,412	31,902	2,887,131	11,957
SPDR Bloomberg Emerging Markets Local Bond ETF	161,194	3,449,551	376,036	205,885	(2,727)	(4,209)	169,137	3,612,766	49,467
SPDR Bloomberg Emerging Markets USD Bond ETF	251,965	6,200,859	584,504	398,129	12,409	133,027	259,306	6,532,670	92,303
SPDR Bloomberg High Yield Bond ETF	69,696	6,779,330	2,854,801	992,113	18,661	59,745	88,993	8,720,424	134,414
SPDR Dow Jones REIT ETF	48,098	4,638,571	275,556	2,140,512	(20,628)	141,784	28,864	2,894,771	29,062
SPDR ICE Preferred Securities ETF	128,189	4,071,282	375,588	289,743	(26,313)	194,180	130,783	4,324,994	70,034
SPDR Portfolio Intermediate Term Treasury ETF	59,169	1,702,292	—	1,690,699	14,582	(26,175)	—	—	7,453
SPDR Portfolio Long Term Corporate Bond ETF	57,166	1,290,237	—	1,280,190	17,217	(27,264)	—	—	8,706
SPDR Portfolio Long Term Treasury ETF	355,231	9,442,040	457,478	4,882,172	(256,326)	300,379	187,807	5,061,399	80,813
SPDR Portfolio S&P 500 High Dividend ETF	91,329	3,876,003	4,499,731	478,162	59,026	100,198	183,109	8,056,796	92,390
SPDR S&P Global Infrastructure ETF	91,914	6,188,754	704,535	546,994	64,493	133,456	94,040	6,544,244	—
SPDR S&P International Dividend ETF	—	—	1,469,080	51,434	693	5,919	33,355	1,424,258	14,059
SPDR SSGA U.S. Equity Premium Income ETF	229,532	6,826,259	623,754	700,345	18,436	400,565	227,001	7,168,669	102,782
State Street Institutional U.S. Government Money Market Fund, Class G Shares	36,671	36,671	1,023,847	1,020,008	—	—	40,510	40,510	1,141
State Street Navigator Securities Lending Portfolio II	11,747,638	11,747,638	58,272,785	58,316,998	—	—	11,703,425	11,703,425	11,195
Total		$75,426,900	$73,146,776	$74,655,287	$(58,260)	$1,629,031		$75,489,160	$803,675
See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALLOCATION ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 92.5%
DOMESTIC EQUITY — 39.4%
SPDR Portfolio S&P 600 Small Cap ETF (a)(b)	320,261	$14,834,489
SPDR S&P 500 ETF Trust (a)	129,522	86,284,966
SPDR S&P MidCap 400 ETF Trust (a)(b)	8,953	5,336,257
		106,455,712
DOMESTIC FIXED INCOME — 16.0%
SPDR Blackstone Senior Loan ETF (a)(b)	161,097	6,698,413
SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF (a)	475,680	13,628,232
SPDR Bloomberg High Yield Bond ETF (a)	137,418	13,465,590
SPDR Portfolio Aggregate Bond ETF (a)	53,476	1,382,354
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)(b)	236,885	8,028,033
		43,202,622
INFLATION LINKED — 4.0%
SPDR Bloomberg 1-10 Year TIPS ETF (a)	553,137	10,670,013
INTERNATIONAL EQUITY — 24.7%
SPDR Portfolio Developed World ex-U.S. ETF (a)(b)	791,574	33,871,451
SPDR Portfolio Emerging Markets ETF (a)(b)	530,687	24,841,459
SPDR S&P International Small Cap ETF (a)(b)	201,103	8,080,319
		66,793,229
INTERNATIONAL FIXED INCOME — 7.4%
SPDR Bloomberg Emerging Markets Local Bond ETF (a)	187,972	4,015,082
SPDR Bloomberg Emerging Markets USD Bond ETF (a)	319,991	8,061,501
SPDR Bloomberg International Corporate Bond ETF (a)	248,675	8,029,716
		20,106,299
REAL ESTATE — 1.0%
SPDR Dow Jones International Real Estate ETF (a)	47,923	1,332,738
Security Description	Shares	Value
SPDR Dow Jones REIT ETF REIT (a)(b)	13,385	$1,342,382
		2,675,120
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $212,556,788)		249,902,995
SHORT-TERM INVESTMENTS — 17.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (c)(d)	19,878,297	19,878,297
State Street Navigator Securities Lending Portfolio II (e)(f)	26,940,626	26,940,626
TOTAL SHORT-TERM INVESTMENTS (Cost $46,818,923)		$46,818,923
TOTAL INVESTMENTS — 109.9% (Cost $259,375,711)		296,721,918
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.9)%		(26,645,426)
NET ASSETS — 100.0%		$270,076,492
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at September 30, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALLOCATION ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$249,902,995	$—	$—	$249,902,995
Short-Term Investments	46,818,923	—	—	46,818,923
TOTAL INVESTMENTS	$296,721,918	$—	$—	$296,721,918

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
SPDR Blackstone Senior Loan ETF	154,293	$6,417,046	$342,923	$60,793	$605	$(1,368)	161,097	$6,698,413	$124,952
SPDR Bloomberg 1-10 Year TIPS ETF	539,336	10,322,891	363,593	97,837	4,092	77,274	553,137	10,670,013	116,190
SPDR Bloomberg Emerging Markets Local Bond ETF	182,180	3,898,652	169,843	46,558	3,532	(10,387)	187,972	4,015,082	55,299
SPDR Bloomberg Emerging Markets USD Bond ETF	316,524	7,789,656	190,795	103,206	3,532	180,724	319,991	8,061,501	114,750
SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF	233,458	6,357,061	6,838,798	183,706	7,378	608,701	475,680	13,628,232	—
SPDR Bloomberg High Yield Bond ETF	79,722	7,754,559	8,123,821	2,568,718	20,556	135,372	137,418	13,465,590	200,838
SPDR Bloomberg International Corporate Bond ETF	242,543	7,904,476	369,599	172,154	10,776	(82,981)	248,675	8,029,716	34,394
SPDR Bloomberg International Treasury Bond ETF	221,473	5,202,401	57,165	5,138,510	(11,701)	(109,355)	—	—	19,274
SPDR Dow Jones International Real Estate ETF	141,710	3,882,854	41,363	2,562,689	75,333	(104,123)	47,923	1,332,738	13,828
SPDR Dow Jones REIT ETF	90,614	8,738,814	50,139	7,540,037	(38,713)	132,179	13,385	1,342,382	13,300
SPDR Portfolio Aggregate Bond ETF	1,671,132	42,780,979	224,860	41,502,538	679,467	(800,414)	53,476	1,382,354	258,741
SPDR Portfolio Developed World ex-U.S. ETF	567,095	22,961,677	9,554,917	283,197	95,825	1,542,229	791,574	33,871,451	—
SPDR Portfolio Emerging Markets ETF	451,595	19,301,170	4,183,699	824,279	74,198	2,106,671	530,687	24,841,459	—
SPDR Portfolio Intermediate Term Corporate Bond ETF	115,455	3,876,979	4,153,045	73,220	1,350	69,879	236,885	8,028,033	58,034
SPDR Portfolio Long Term Corporate Bond ETF	405,905	9,161,276	47,912	9,189,136	177,556	(197,608)	—	—	81,038
SPDR Portfolio Long Term Treasury ETF	98,569	2,619,964	4,572	2,577,244	4,443	(51,735)	—	—	8,851
SPDR Portfolio S&P 600 Small Cap ETF	149,944	6,387,615	8,288,225	710,248	46,147	822,750	320,261	14,834,489	58,728
SPDR S&P 500 ETF Trust	72,105	44,550,074	37,299,132	726,107	471,908	4,689,959	129,522	86,284,966	237,170
SPDR S&P International Small Cap ETF	210,260	7,817,467	101,419	453,017	64,315	550,135	201,103	8,080,319	—
SPDR S&P MidCap 400 ETF Trust	9,084	5,145,904	208,138	290,705	35,794	237,126	8,953	5,336,257	14,491
State Street Institutional U.S. Government Money Market Fund, Class G Shares	8,861,447	8,861,447	14,576,953	3,560,103	—	—	19,878,297	19,878,297	161,634
State Street Navigator Securities Lending Portfolio II	30,268,752	30,268,752	641,510,112	644,838,238	—	—	26,940,626	26,940,626	38,574
The Communication Services Select Sector SPDR Fund	49,159	5,335,226	27,601	5,333,171	305,164	(334,820)	—	—	—
The Consumer Discretionary Select Sector SPDR Fund	—	—	5,246,171	5,313,678	67,507	—	—	—	—
The Consumer Staples Select Sector SPDR Fund	62,368	5,049,937	148,237	5,273,530	67,647	7,709	—	—	—
The Health Care Select Sector SPDR Fund	37,957	5,116,224	9,136	5,195,066	64,454	5,252	—	—	—
Total		$287,503,101	$742,132,168	$744,617,685	$2,231,165	$9,473,169		$296,721,918	$1,610,086
See accompanying notes to Schedule of Investments.

STATE STREET BLACKSTONE HIGH INCOME ETF
Schedule of Investments
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
SENIOR FLOATING RATE LOANS — 40.2%
ADVERTISING SERVICES — 0.3%
Neptune Bidco U.S., Inc. 2022 USD Term Loan B 3 mo. USD Term SOFR + 5.00%, 9.43%, 4/11/2029 (a)	$1,026,184	$979,498
Planet U.S. Buyer LLC 2024 Term Loan B 3 mo. USD Term SOFR + 3.00%, 7.20%, 2/7/2031 (a)	219,752	221,204
Wasserman Media Group LLC Term Loan B 1 mo. USD Term SOFR + 3.00%, 7.16%, 6/23/2032 (a)	375,000	376,877
		1,577,579
AEROSPACE & DEFENSE — 0.2%
Air Comm Corp. LLC 2025 Term Loan 3 mo. USD Term SOFR + 2.75%, 6.91%, 12/11/2031 (a)	675,009	677,118
Kaman Corp.:
2025 Delayed Draw Term Loan 3 mo. USD Term SOFR + 2.50%, 6.83%, 2/26/2032 (a)	2,594	2,589
2025 Term Loan B 3 mo. USD Term SOFR + 2.50%, 6.70%, 2/26/2032 (a)	294,119	293,514
		973,221
AIRLINES — 0.5%
American Airlines, Inc. 2025 Term Loan B 3 mo. USD Term SOFR + 3.25%, 7.58%, 5/28/2032 (a)	981,879	987,402
JetBlue Airways Corp. 2024 Term Loan B 3 mo. USD Term SOFR + 4.75%, 8.75%, 8/27/2029 (a)	1,574,094	1,514,672
		2,502,074
APPAREL — 0.3%
Beach Acquisition Bidco LLC USD Term Loan B (b)	950,000	955,743
Champ Acquisition Corp. 2024 Term Loan B 6 mo. USD Term SOFR + 4.00%, 8.17%, 11/25/2031 (a)	284,562	287,498
S&S Holdings LLC:
2024 Term Loan 1 mo. USD Term SOFR + 5.00%, 9.17%, 10/1/2031 (a)	252,876	245,921
Term Loan 1 mo. USD Term SOFR + 5.00%, 9.27%, 3/11/2028 (a)	22,617	22,577
		1,511,739
Security Description	Principal Amount	Value
AUTO PARTS & EQUIPMENT — 0.4%
Tenneco, Inc.:
2022 Term Loan A 3 mo. USD Term SOFR + 4.75%, 9.05%, 11/17/2028 (a)	$293,134	$287,302
2022 Term Loan B 3 mo. USD Term SOFR + 5.00%, 9.10%, 11/17/2028 (a)	1,760,801	1,728,472
		2,015,774
BEVERAGES — 0.0% *
Sazerac Co., Inc. Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.70%, 7/9/2032 (a)	237,126	238,840
BUILDING MATERIALS — 0.3%
Cornerstone Building Brands, Inc. 2021 Term Loan B 1 mo. USD Term SOFR + 3.25%, 7.50%, 4/12/2028 (a)	934,644	890,033
Icebox Holdco III, Inc. 2021 1st Lien Term Loan (b)	498,708	502,656
		1,392,689
CHEMICALS — 0.2%
Olympus Water U.S. Holding Corp. 2025 USD Term Loan B (b)	410,000	407,659
SCIH Salt Holdings, Inc. 2021 Incremental Term Loan B 6 mo. USD Term SOFR + 3.00%, 7.20%, 1/31/2029 (a)	688,710	690,215
		1,097,874
COMMERCIAL SERVICES — 3.3%
Allied Universal Holdco LLC 2025 USD Term Loan B 1 mo. USD Term SOFR + 3.25%, 7.51%, 8/20/2032 (a)	3,749,400	3,767,735
Ankura Consulting Group LLC 2024 Repriced Term Loan B 1 mo. USD Term SOFR + 3.50%, 7.66%, 12/29/2031 (a)	1,191,170	1,185,214
Anticimex International AB 2024 Term Loan B6 3 mo. USD Term SOFR + 3.40%, 7.76%, 11/16/2028 (a)	964,584	968,925
APFS Staffing Holdings, Inc. 2021 Term Loan 1 mo. USD Term SOFR + 4.25%, 8.41%, 12/29/2028 (a)	265,682	235,992
CHG Healthcare Services, Inc. 2025 Term Loan B1 3 mo. USD Term SOFR + 2.75%, 7.05%, 9/29/2028 (a)	58,973	59,054

See accompanying notes to Schedule of Investments.

STATE STREET BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Conservice Midco LLC 2025 Term Loan 1 mo. USD Term SOFR + 2.75%, 6.91%, 5/13/2030 (a)	$270,000	$271,068
Creative Artists Agency LLC 2025 Repriced Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.66%, 10/1/2031 (a)	475,000	476,254
Ensemble RCM LLC 2024 Term Loan B 3 mo. USD Term SOFR + 3.00%, 7.31%, 8/1/2029 (a)	427,457	429,133
Fugue Finance BV 2025 Repriced Term Loan 3 mo. USD Term SOFR + 2.75%, 6.95%, 1/9/2032 (a)	427,586	429,076
Garda World Security Corp. 2025 Term Loan B 1 mo. USD Term SOFR + 3.00%, 7.17%, 2/1/2029 (a)	580,337	581,787
Genuine Financial Holdings LLC 2025 Term Loan B 1 mo. USD Term SOFR + 3.25%, 7.41%, 9/27/2030 (a)	645,021	595,838
Grant Thornton Advisors LLC 2025 Incremental Term Loan 1 mo. USD Term SOFR + 2.75%, 7.16%, 6/2/2031 (a)	170,000	169,949
KUEHG Corp. 2025 Term Loan 3 mo. USD Term SOFR + 2.75%, 6.75%, 6/12/2030 (a)	816,211	816,636
Mavis Tire Express Services Corp. 2025 Repriced Term Loan 3 mo. USD Term SOFR + 3.00%, 7.20%, 5/4/2028 (a)	2,535,904	2,538,542
Raven Acquisition Holdings LLC:
Delayed Draw Term Loan (b)	24,020	24,039
Term Loan B 1 mo. USD Term SOFR + 3.00%, 7.16%, 11/19/2031 (a)	2,285,607	2,287,447
Ryan LLC Term Loan 1 mo. USD Term SOFR + 3.50%, 7.66%, 11/14/2030 (a)	1,433,010	1,437,624
Spring Education Group, Inc. Term Loan 3 mo. USD Term SOFR + 3.25%, 7.25%, 10/4/2030 (a)	117,900	118,434
Thevelia U.S. LLC 2024 Term Loan B 3 mo. USD Term SOFR + 3.00%, 7.00%, 6/18/2029 (a)	142,353	142,442
Security Description	Principal Amount	Value
VT Topco, Inc. 2024 1st Lien Term Loan B 1 mo. USD Term SOFR + 3.00%, 7.16%, 8/9/2030 (a)	$238,794	$231,854
		16,767,043
COMPUTERS — 2.4%
Ahead DB Holdings LLC 2024 Term Loan B4 3 mo. USD Term SOFR + 2.75%, 6.75%, 2/3/2031 (a)	131,128	131,448
Bingo Holdings I LLC Term Loan B 3 mo. USD Term SOFR + 4.75%, 8.75%, 6/30/2032 (a)	1,254,167	1,256,129
Clover Holdings 2 LLC Term Loan B 1 mo. USD Term SOFR + 3.75%, 7.94%, 12/9/2031 (a)	558,600	559,823
Imprivata, Inc. 2025 Term Loan B 3 mo. USD Term SOFR + 3.00%, 7.00%, 12/1/2027 (a)	447,741	450,157
Ivanti Software, Inc. 2025 Newco Term Loan 3 mo. USD Term SOFR + 5.75%, 10.05%, 6/1/2029 (a)	64,513	66,489
McAfee LLC 2024 USD 1st Lien Term Loan B 1 mo. USD Term SOFR + 3.00%, 7.22%, 3/1/2029 (a)	1,956,515	1,874,586
Perforce Software, Inc. 2024 Term Loan (b)	847,864	782,774
Sandisk Corp. Term Loan B 1 mo. USD Term SOFR + 3.00%, 7.14%, 2/20/2032 (a)	1,405,168	1,409,566
Surf Holdings LLC 2025 Incremental Term Loan 1 mo. USD Term SOFR + 3.50%, 7.78%, 3/5/2027 (a)	782,057	784,063
Virtusa Corp. 2024 Term Loan B (b)	497,475	492,500
Vision Solutions, Inc. 2021 Incremental Term Loan 3 mo. USD Term SOFR + 4.00%, 8.57%, 4/24/2028 (a)	1,410,650	1,366,920
X Corp. Term Loan 3 mo. USD Term SOFR + 6.50%, 10.96%, 10/26/2029 (a)	3,114,728	3,059,784
		12,234,239
CONSTRUCTION & ENGINEERING — 0.9%
Cube Industrials Buyer, Inc. 2024 Term Loan 3 mo. USD Term SOFR + 3.25%, 7.58%, 10/17/2031 (a)	139,300	140,083

See accompanying notes to Schedule of Investments.

STATE STREET BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
DG Investment Intermediate Holdings 2, Inc. 2025 Term Loan 1 mo. USD Term SOFR + 3.75%, 7.91%, 7/9/2032 (a)	$1,892,055	$1,900,730
Green Infrastructure Partners, Inc. USD Term Loan B (b)	1,500,000	1,503,285
Radar Bidco SARL 2025 USD Term Loan B 3 mo. USD Term SOFR + 3.25%, 7.56%, 4/4/2031 (a)	850,660	855,977
		4,400,075
CONSTRUCTION MATERIALS — 0.1%
Groundworks LLC:
2024 Delayed Draw Term Loan 1 mo. USD Term SOFR + 3.00%, 3.00%, 3/14/2031 (a)	11,312	11,330
2024 Term Loan 1 mo. USD Term SOFR + 3.00%, 7.16%, 3/14/2031 (a)	384,141	384,765
Quikrete Holdings, Inc. 2025 Term Loan B 1 mo. USD Term SOFR + 2.25%, 6.41%, 2/10/2032 (a)	43,060	43,082
		439,177
CONTAINERS & PACKAGING — 1.6%
Berlin Packaging LLC 2025 Term Loan B7 3 mo. USD Term SOFR + 3.25%, 7.56%, 6/7/2031 (a)	1,734,053	1,741,249
Clydesdale Acquisition Holdings, Inc. 2025 Term Loan B 1 mo. USD Term SOFR + 3.25%, 7.41%, 4/1/2032 (a)	708,581	708,291
Iris Holding, Inc. Term Loan 3 mo. USD Term SOFR + 4.75%, 9.16%, 6/28/2028 (a)	1,060,777	1,032,412
Proampac PG Borrower LLC 2024 Term Loan 3 mo. USD Term SOFR + 4.00%, 8.20%, 9/15/2028 (a)	878,389	882,781
SupplyOne, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 3.50%, 7.66%, 4/21/2031 (a)	783,713	788,243
TricorBraun Holdings, Inc. 2021 Term Loan 1 mo. USD Term SOFR + 3.25%, 7.41%, 3/3/2031 (a)	1,975,023	1,967,913
Security Description	Principal Amount	Value
Trident TPI Holdings, Inc. 2024 Term Loan B7 3 mo. USD Term SOFR + 3.75%, 7.75%, 9/15/2028 (a)	$1,041,778	$1,024,958
		8,145,847
DISTRIBUTION/WHOLESALE — 0.2%
BCPE Empire Holdings, Inc. 2025 Term Loan B 1 mo. USD Term SOFR + 3.25%, 7.41%, 12/11/2030 (a)	964,471	963,829
Fluid-Flow Products, Inc. 2025 Term Loan B 1 mo. USD Term SOFR + 3.25%, 7.41%, 3/31/2028 (a)	306,983	308,040
		1,271,869
DIVERSIFIED FINANCIAL SERVICES — 1.7%
Advisor Group, Inc. 2025 Term Loan 1 mo. USD Term SOFR + 3.00%, 7.16%, 7/30/2032 (a)	1,250,000	1,250,712
Aretec Group, Inc. 2024 1st Lien Term Loan B 1 mo. USD Term SOFR + 3.50%, 7.66%, 8/9/2030 (a)	1,280,508	1,281,904
CPI Holdco B LLC 2024 Term Loan (b)	698,237	698,237
Edelman Financial Center LLC:
2024 2nd Lien Term Loan 1 mo. USD Term SOFR + 5.25%, 9.41%, 10/6/2028 (a)	340,000	341,168
2024 Term Loan 1 mo. USD Term SOFR + 3.00%, 7.16%, 4/7/2028 (a)	686,472	687,729
Eisner Advisory Group LLC 2024 Term Loan B 1 mo. USD Term SOFR + 4.00%, 8.16%, 2/28/2031 (a)	498,502	502,127
Focus Financial Partners LLC 2025 Incremental Term Loan B 1 mo. USD Term SOFR + 2.75%, 6.91%, 9/15/2031 (a)	599,912	600,734
GTCR Everest Borrower LLC Add on Term Loan B 3 mo. USD Term SOFR + 2.75%, 6.75%, 9/5/2031 (a)	269,325	269,640
Hudson River Trading LLC 2024 Term Loan B 1 mo. USD Term SOFR + 3.00%, 7.15%, 3/18/2030 (a)	947,607	950,232
Jane Street Group LLC 2024 Term Loan B1 3 mo. USD Term SOFR + 2.00%, 6.20%, 12/15/2031 (a)	42,019	41,770

See accompanying notes to Schedule of Investments.

STATE STREET BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
June Purchaser LLC Term Loan 3 mo. USD Term SOFR + 3.00%, 6.75%, 11/28/2031 (a)	$136,457	$137,025
Kestra Advisor Services Holdings A, Inc. 2024 Repriced Term Loan 1 mo. USD Term SOFR + 3.00%, 7.16%, 3/22/2031 (a)	849,958	851,152
Mermaid Bidco, Inc. 2024 USD Term Loan B 3 mo. USD Term SOFR + 3.25%, 7.57%, 7/3/2031 (a)	803,375	803,543
Superannuation & Investments U.S. LLC 2025 Repriced Term Loan 1 mo. USD Term SOFR + 3.00%, 7.16%, 12/1/2028 (a)	339,150	341,312
		8,757,285
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.5%
Altice France SA 2023 USD Term Loan B14 3 mo. USD Term SOFR + 5.50%, 9.82%, 8/15/2028 (a)	1,111,659	1,078,309
CommScope, Inc. 2024 Term Loan 1 mo. USD Term SOFR + 4.75%, 8.91%, 12/17/2029 (a)	2,801,603	2,839,495
Delta TopCo, Inc.:
2024 2nd Lien Term Loan 1 mo. USD Term SOFR + 5.25%, 9.24%, 11/29/2030 (a)	679,502	679,077
2025 Term Loan B 1 mo. USD Term SOFR + 2.75%, 7.02%, 11/30/2029 (a)	1,210,567	1,198,993
Lumen Technologies, Inc.:
2024 Extended Term Loan B1 1 mo. USD Term SOFR + 2.35%, 6.63%, 4/16/2029 (a)	1,016,563	1,011,623
2024 Extended Term Loan B2 1 mo. USD Term SOFR + 2.35%, 6.63%, 4/15/2030 (a)	997,451	992,469
		7,799,966
ELECTRONICS — 0.4%
Pinnacle Buyer LLC:
Delayed Draw Term Loan (b)	241,935	242,540
Term Loan (b)	1,258,065	1,261,210
Sanmina Corp. Term Loan B (b)	500,000	500,000
		2,003,750
Security Description	Principal Amount	Value
ENTERTAINMENT — 1.3%
Bally's Corp. 2021 Term Loan B 3 mo. USD Term SOFR + 3.25%, 7.84%, 10/2/2028 (a)	$106,681	$103,881
CE Intermediate I LLC 2025 Term Loan B 3 mo. USD Term SOFR + 3.00%, 7.38%, 3/25/2032 (a)	424,667	425,818
Crown Finance U.S., Inc. 2025 Term Loan B 1 mo. USD Term SOFR + 4.50%, 8.78%, 12/2/2031 (a)	485,793	485,399
EOC Borrower LLC Term Loan B 1 mo. USD Term SOFR + 3.00%, 7.16%, 3/24/2032 (a)	399,000	399,948
Flutter Financing BV 2025 Term Loan B (b)	242,236	242,355
GVC Holdings Gibraltar Ltd. 2025 Term Loan B6 (2029) (b)	530,815	531,345
Herschend Entertainment Co. LLC 2025 Term Loan B 1 mo. USD Term SOFR + 3.25%, 7.41%, 5/27/2032 (a)	1,467,911	1,475,250
Scientific Games Holdings LP 2024 USD Term Loan B 3 mo. USD Term SOFR + 3.00%, 7.29%, 4/4/2029 (a)	1,739,897	1,727,562
Voyager Parent LLC Term Loan B 3 mo. USD Term SOFR + 4.75%, 8.75%, 7/1/2032 (a)	1,483,350	1,488,178
		6,879,736
ENVIRONMENTAL CONTROL — 0.2%
Madison IAQ LLC 2025 Term Loan B 6 mo. USD Term SOFR + 3.25%, 7.45%, 5/6/2032 (a)	927,675	933,264
FINANCIAL SERVICES — 0.1%
AqGen Island Holdings, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 3.00%, 7.16%, 8/2/2028 (a)	356,189	356,337
Chrysaor Bidco SARL USD Term Loan B 3 mo. USD Term SOFR + 3.00%, 7.33%, 10/30/2031 (a)	46,208	46,464
		402,801
FOOD PRODUCTS — 0.3%
Fiesta Purchaser, Inc. 2025 Repriced Term Loan 1 mo. USD Term SOFR + 2.75%, 6.91%, 2/12/2031 (a)	844,539	843,880

See accompanying notes to Schedule of Investments.

STATE STREET BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Froneri Lux FinCo SARL 2025 USD Term Loan (b)	$500,000	$499,542
Solina Bidco 2025 USD Term Loan B 3 mo. USD Term SOFR + 3.25%, 7.31%, 3/12/2029 (a)	283,152	285,188
		1,628,610
GROUND TRANSPORTATION — 0.5%
AIT Worldwide Logistics, Inc. 2025 Repriced Term Loan 3 mo. USD Term SOFR + 4.00%, 8.25%, 4/8/2030 (a)	1,044,242	1,048,054
Stonepeak Nile Parent LLC Term Loan B 3 mo. USD Term SOFR + 2.75%, 7.08%, 4/9/2032 (a)	600,000	600,525
Worldwide Express Operations LLC 2024 Term Loan B 3 mo. USD Term SOFR + 4.00%, 8.00%, 7/26/2028 (a)	985,130	981,160
		2,629,739
HEALTH CARE EQUIPMENT & SUPPLIES — 0.4%
Auris Luxembourg III SARL 2025 USD Term Loan B 3 mo. USD Term SOFR + 3.50%, 7.82%, 2/28/2029 (a)	1,043,206	1,040,598
Embecta Corp. Term Loan B 1 mo. USD Term SOFR + 3.00%, 7.16%, 3/30/2029 (a)	127,246	127,373
Hanger, Inc.:
2024 Delayed Draw Term Loan 1 mo. USD Term SOFR + 3.50%, 3.50%, 10/23/2031 (a)	7,406	7,431
2024 Term Loan B 1 mo. USD Term SOFR + 3.50%, 7.66%, 10/23/2031 (a)	383,453	384,748
Resonetics LLC 2025 Repriced Term Loan B 3 mo. USD Term SOFR + 2.75%, 7.06%, 6/18/2031 (a)	750,882	751,054
		2,311,204
HEALTH CARE PROVIDERS & SERVICES — 2.0%
Electron BidCo, Inc. 2021 Term Loan 1 mo. USD Term SOFR + 2.75%, 6.91%, 11/1/2028 (a)	56,069	56,237
Global Medical Response, Inc. 2025 Term Loan B (b)	2,500,000	2,503,575
MED ParentCo LP 2025 Term Loan B 1 mo. USD Term SOFR + 3.25%, 7.41%, 4/15/2031 (a)	1,174,157	1,177,909
Security Description	Principal Amount	Value
Midwest Physician Administrative Services LLC 2021 Term Loan 3 mo. USD Term SOFR + 3.00%, 7.26%, 3/12/2028 (a)	$2,172,734	$2,030,496
Onex TSG Intermediate Corp. 2025 Term Loan B 3 mo. USD Term SOFR + 3.75%, 7.98%, 8/6/2032 (a)	1,250,000	1,258,262
Outcomes Group Holdings, Inc. 2025 Term Loan B 1 mo. USD Term SOFR + 3.00%, 7.16%, 5/6/2031 (a)	93,571	94,206
Radiology Partners, Inc. 2025 Term Loan 3 mo. USD Term SOFR + 4.50%, 8.50%, 6/30/2032 (a)	2,609,823	2,608,466
U.S. Fertility Enterprises LLC:
2024 Delayed Draw Term Loan 3 mo. USD Term SOFR + 4.50%, 8.50%, 10/11/2031 (a)	21,630	21,711
2024 Term Loan 3 mo. USD Term SOFR + 4.50%, 8.50%, 10/11/2031 (a)	474,674	476,454
		10,227,316
HOME FURNISHINGS — 0.5%
AI Aqua Merger Sub, Inc. 2024 1st Lien Term Loan B 1 mo. USD Term SOFR + 3.00%, 7.28%, 7/31/2028 (a)	2,618,243	2,626,372
HOUSEWARES — 0.2%
American Greetings Corp. 2024 Term Loan B 1 mo. USD Term SOFR + 5.75%, 9.91%, 10/30/2029 (a)	590,505	593,089
Hunter Douglas, Inc. 2025 USD Term Loan B 3 mo. USD Term SOFR + 3.25%, 7.25%, 1/20/2032 (a)	624,859	626,477
		1,219,566
INSURANCE — 2.8%
Acrisure LLC 2024 1st Lien Term Loan B6 1 mo. USD Term SOFR + 3.00%, 7.16%, 11/6/2030 (a)	1,203,405	1,202,845
Alera Group, Inc.:
2025 2nd Lien Term Loan 1 mo. USD Term SOFR + 5.50%, 9.66%, 5/30/2033 (a)	300,000	309,329
2025 Term Loan 1 mo. USD Term SOFR + 3.25%, 7.41%, 5/31/2032 (a)	1,500,000	1,507,283

See accompanying notes to Schedule of Investments.

STATE STREET BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Alliant Holdings Intermediate LLC 2025 Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.67%, 9/19/2031 (a)	$463,837	$463,061
Asurion LLC:
2021 Second Lien Term Loan B4 1 mo. USD Term SOFR + 5.25%, 9.53%, 1/20/2029 (a)	1,455,151	1,396,239
2021 Term Loan B9 1 mo. USD Term SOFR + 3.25%, 7.53%, 7/31/2027 (a)	445,030	445,223
2022 Term Loan B10 1 mo. USD Term SOFR + 4.00%, 8.26%, 8/19/2028 (a)	581,621	583,479
2023 Term Loan B11 1 mo. USD Term SOFR + 4.25%, 8.51%, 8/19/2028 (a)	672,095	674,988
2024 Term Loan B12 1 mo. USD Term SOFR + 4.25%, 8.41%, 9/19/2030 (a)	490,263	489,189
2025 Term Loan B13 1 mo. USD Term SOFR + 4.25%, 8.41%, 9/19/2030 (a)	369,075	367,193
Baldwin Insurance Group Holdings LLC 2025 Term Loan B2 3 mo. USD Term SOFR + 2.50%, 6.64%, 5/26/2031 (a)	148,628	148,938
Broadstreet Partners, Inc. 2024 Term Loan B4 1 mo. USD Term SOFR + 2.75%, 6.91%, 6/13/2031 (a)	1,997,868	2,001,983
Howden Group Holdings Ltd.:
2024 USD Term Loan B 1 mo. USD Term SOFR + 3.50%, 7.66%, 4/18/2030 (a)	197,468	197,530
2025 USD Term Loan B 1 mo. USD Term SOFR + 2.75%, 6.91%, 2/15/2031 (a)	1,989,327	1,991,674
Sedgwick Claims Management Services, Inc. 2023 Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.66%, 7/31/2031 (a)	723,188	723,076
Trucordia Insurance Holdings LLC Term Loan B 1 mo. USD Term SOFR + 3.25%, 7.41%, 6/17/2032 (a)	1,200,000	1,204,500
Truist Insurance Holdings LLC:
2024 Term Loan B 3 mo. USD Term SOFR + 2.75%, 6.75%, 5/6/2031 (a)	235,367	235,736
Security Description	Principal Amount	Value
2nd Lien Term Loan 3 mo. USD Term SOFR + 4.75%, 8.75%, 5/6/2032 (a)	$558,587	$569,848
		14,512,114
INTERNET & TELECOM — 1.5%
BEP Intermediate Holdco LLC 2025 Term Loan B 1 mo. USD Term SOFR + 2.75%, 6.91%, 7/25/2031 (a)	498,750	501,246
Endure Digital, Inc. 2024 CoOp Term Loan 1 mo. USD Term SOFR + 3.50%, 7.84%, 2/10/2028 (a)	772,208	559,851
ION Trading Technologies SARL 2024 Term Loan B 3 mo. USD Term SOFR + 3.50%, 7.50%, 4/1/2028 (a)	1,246,244	1,247,608
MH Sub I LLC 2023 Term Loan 3 mo. USD Term SOFR + 4.25%, 8.25%, 5/3/2028 (a)	1,093,359	1,054,408
Plano HoldCo, Inc. Term Loan B 3 mo. USD Term SOFR + 3.50%, 7.50%, 10/2/2031 (a)	134,325	131,639
Proofpoint, Inc.:
2024 Term Loan 1 mo. USD Term SOFR + 3.00%, 7.16%, 8/31/2028 (a)	2,941,045	2,956,250
2025 Fungible Term Loan (b)	900,000	904,653
PUG LLC 2024 Extended Term Loan B 1 mo. USD Term SOFR + 4.75%, 8.91%, 3/15/2030 (a)	475,974	472,999
TripAdvisor, Inc. Term Loan 1 mo. USD Term SOFR + 2.75%, 6.91%, 7/8/2031 (a)	49,125	48,266
		7,876,920
INVESTMENT COMPANIES — 0.0% *
AAL Delaware Holdco, Inc. 2025 Term Loan 1 mo. USD Term SOFR + 2.75%, 6.91%, 7/30/2031 (a)	34,056	34,175
IT SERVICES — 0.4%
Access CIG LLC 2025 Term Loan 3 mo. USD Term SOFR + 4.00%, 8.02%, 8/18/2032 (a)	1,997,562	2,006,032
LEISURE TIME — 0.1%
LC AHAB U.S. Bidco LLC Term Loan B 1 mo. USD Term SOFR + 3.00%, 7.16%, 5/1/2031 (a)	348,110	348,438

See accompanying notes to Schedule of Investments.

STATE STREET BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
LODGING — 0.6%
Fertitta Entertainment LLC 2022 Term Loan B 1 mo. USD Term SOFR + 3.25%, 7.41%, 1/27/2029 (a)	$2,708,338	$2,707,499
Turquoise Topco Ltd. Term Loan B (b)	493,928	494,856
		3,202,355
MACHINERY — 0.3%
Arcline FM Holdings LLC 2025 Term Loan 6 mo. USD Term SOFR + 3.50%, 7.58%, 6/24/2030 (a)	199,500	199,843
SPX Flow, Inc. 2025 Term Loan 1 mo. USD Term SOFR + 2.75%, 6.91%, 4/5/2029 (a)	270,000	271,561
TK Elevator Midco GmbH 2025 USD Term Loan B 6 mo. USD Term SOFR + 3.00%, 7.20%, 4/30/2030 (a)	918,588	921,908
		1,393,312
MEDIA — 0.9%
Cengage Learning, Inc. 2024 1st Lien Term Loan B 3 mo. USD Term SOFR + 3.50%, 7.70%, 3/24/2031 (a)	937,127	935,857
Cogeco Communications Finance USA LP 2023 Term Loan B (b)	211,150	211,084
Coral-U.S. Co-Borrower LLC:
2021 Term Loan B6 1 mo. USD Term SOFR + 3.00%, 7.27%, 10/15/2029 (a)	261,333	260,501
2025 Term Loan B7 3 mo. USD Term SOFR + 3.25%, 7.57%, 1/31/2032 (a)	262,818	260,573
DirecTV Financing LLC 2024 Term Loan 3 mo. USD Term SOFR + 5.25%, 9.82%, 8/2/2029 (a)	968,221	971,097
Gray Television, Inc. 2021 Term Loan D 1 mo. USD Term SOFR + 3.00%, 7.40%, 12/1/2028 (a)	291,907	292,386
MJH Healthcare Holdings LLC 2025 Repriced Term Loan B 1 mo. USD Term SOFR + 2.75%, 6.91%, 1/29/2029 (a)	84,574	84,442
Radiate Holdco LLC 2025 FLFO Term Loan 1 mo. USD Term SOFR + 3.50%, 7.78%, 9/25/2029 (a)	106,200	86,022
Virgin Media Bristol LLC:
2023 USD Term Loan Y 6 mo. USD Term SOFR + 3.18%, 7.37%, 3/31/2031 (a)	1,224,396	1,209,091
Security Description	Principal Amount	Value
2025 Term Loan Y4 (b)	$384,897	$380,085
USD Term Loan N 1 mo. USD Term SOFR + 2.50%, 6.77%, 1/31/2028 (a)	198,195	198,226
		4,889,364
METAL FABRICATE & HARDWARE — 0.1%
Crosby U.S. Acquisition Corp. 2024 1st Lien Term Loan B 1 mo. USD Term SOFR + 3.50%, 7.66%, 8/16/2029 (a)	333,649	335,422
PERSONAL PRODUCTS — 0.5%
Opal Bidco SAS USD Term Loan B 3 mo. USD Term SOFR + 3.25%, 7.25%, 4/28/2032 (a)	2,673,240	2,683,599
PHARMACEUTICALS — 0.8%
Gainwell Acquisition Corp. Term Loan B 3 mo. USD Term SOFR + 4.00%, 8.10%, 10/1/2027 (a)	3,071,338	3,028,340
HLF Financing SARL LLC 2024 8th Amendment Term Loan B 1 mo. USD Term SOFR + 6.75%, 10.91%, 4/12/2029 (a)	1,093,347	1,113,847
		4,142,187
PIPELINES — 0.6%
Colossus Acquireco LLC Term Loan B 3 mo. USD Term SOFR + 1.75%, 5.87%, 7/30/2032 (a)	1,672,560	1,664,198
Freeport LNG Investments LLLP 2025 Term Loan B 3 mo. USD Term SOFR + 3.25%, 7.58%, 12/21/2028 (a)	759,835	761,126
Stonepeak Bayou Holdings LP Term Loan B (b)	525,000	525,000
		2,950,324
RETAIL — 4.1%
Boots Group Bidco Ltd. USD Term Loan 3 mo. USD Term SOFR + 3.50%, 7.71%, 8/30/2032 (a)	983,963	987,854
EG America LLC 2025 USD Repriced Term Loan 3 mo. USD Term SOFR + 3.50%, 7.70%, 2/7/2028 (a)	967,110	973,928
Flynn Restaurant Group LP 2025 Incremental Term Loan 1 mo. USD Term SOFR + 3.75%, 7.91%, 1/28/2032 (a)	2,096,741	2,102,476
Great Outdoors Group LLC 2025 Term Loan B 1 mo. USD Term SOFR + 3.25%, 7.41%, 1/23/2032 (a)	1,968,576	1,970,052

See accompanying notes to Schedule of Investments.

STATE STREET BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Harbor Freight Tools USA, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 2.25%, 6.41%, 6/11/2031 (a)	$660,762	$649,992
K-Mac Holdings Corp. 2025 Add-on Term Loan 1 mo. USD Term SOFR + 3.25%, 7.41%, 7/21/2028 (a)	610,907	615,107
LBM Acquisition LLC 2024 Incremental Term Loan B 1 mo. USD Term SOFR + 3.75%, 7.99%, 6/6/2031 (a)	544,700	532,596
Michaels Cos., Inc. 2021 Term Loan B 3 mo. USD Term SOFR + 4.25%, 8.51%, 4/17/2028 (a)	2,753,315	2,607,347
Park River Holdings, Inc. Term Loan 3 mo. USD Term SOFR + 3.25%, 7.80%, 12/28/2027 (a)	604,506	605,262
Peer Holding III BV 2025 USD Term Loan B (b)	1,500,000	1,503,285
Petco Health & Wellness Co., Inc. 2021 Term Loan B 3 mo. USD Term SOFR + 3.25%, 7.51%, 3/3/2028 (a)	2,024,696	1,976,710
PetSmart, Inc. 2025 USD Term Loan B 1 mo. USD Term SOFR + 4.00%, 8.14%, 8/18/2032 (a)	2,004,276	1,976,727
Restoration Hardware, Inc.:
2022 Incremental Term Loan 1 mo. USD Term SOFR + 3.25%, 7.51%, 10/20/2028 (a)	701,761	688,712
Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.78%, 10/20/2028 (a)	795,457	776,124
Spencer Spirit IH LLC 2024 Term Loan B 1 mo. USD Term SOFR + 4.75%, 8.97%, 7/15/2031 (a)	233,956	234,347
Staples, Inc. 2024 Term Loan B 3 mo. USD Term SOFR + 5.75%, 10.05%, 9/4/2029 (a)	1,516,458	1,441,902
Tacala LLC 2025 Repriced Term Loan B (b)	608,466	611,889
White Cap Buyer LLC 2024 Term Loan B 1 mo. USD Term SOFR + 3.25%, 7.42%, 10/19/2029 (a)	696,350	697,280
		20,951,590
Security Description	Principal Amount	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.1%
Instructure Holdings, Inc.:
2024 2nd Lien Term Loan 6 mo. USD Term SOFR + 5.00%, 9.21%, 11/12/2032 (a)	$80,000	$81,187
2025 Repriced Term Loan 3 mo. USD Term SOFR + 2.75%, 6.75%, 11/13/2031 (a)	448,069	447,946
		529,133
SHIPBUILDING — 0.1%
LSF11 Trinity Bidco, Inc. 2025 Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.65%, 6/14/2030 (a)	521,530	522,508
SOFTWARE — 7.5%
Ascend Learning LLC 2025 Repriced Term Loan B 1 mo. USD Term SOFR + 3.00%, 7.16%, 12/11/2028 (a)	498,747	498,772
AthenaHealth Group, Inc. 2022 Term Loan B 1 mo. USD Term SOFR + 2.75%, 6.91%, 2/15/2029 (a)	1,718,887	1,717,632
BCPE Pequod Buyer, Inc. USD Term Loan B 1 mo. USD Term SOFR + 3.00%, 7.16%, 11/25/2031 (a)	419,756	420,992
Boxer Parent Co., Inc.:
2024 2nd Lien Term Loan 3 mo. USD Term SOFR + 5.75%, 9.95%, 7/30/2032 (a)	625,000	610,353
2025 USD Term Loan B 3 mo. USD Term SOFR + 3.00%, 7.20%, 7/30/2031 (a)	2,377,924	2,376,806
Cast & Crew Payroll LLC 2021 Incremental Term Loan 1 mo. USD Term SOFR + 3.75%, 7.91%, 12/29/2028 (a)	336,769	305,908
Central Parent, Inc. 2024 Term Loan B 3 mo. USD Term SOFR + 3.25%, 7.25%, 7/6/2029 (a)	1,650,687	1,432,045
Cloud Software Group, Inc.:
2025 Term Loan B (2031) 3 mo. USD Term SOFR + 3.25%, 7.25%, 3/21/2031 (a)	1,081,139	1,086,447
2025 Term Loan B (2032) 3 mo. USD Term SOFR + 3.25%, 7.25%, 8/13/2032 (a)	2,250,000	2,259,461
Cloudera, Inc. 2021 Term Loan (b)	77,924	76,869

See accompanying notes to Schedule of Investments.

STATE STREET BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
CoreLogic, Inc. Term Loan 1 mo. USD Term SOFR + 3.50%, 7.78%, 6/2/2028 (a)	$1,562,691	$1,565,621
Cornerstone OnDemand, Inc. 2021 Term Loan 1 mo. USD Term SOFR + 3.75%, 8.03%, 10/16/2028 (a)	1,032,131	996,817
Cotiviti Corp.:
2024 Term Loan 1 mo. USD Term SOFR + 2.75%, 7.03%, 5/1/2031 (a)	1,149,499	1,131,297
2025 2nd Amendment Term Loan 1 mo. USD Term SOFR + 2.75%, 7.03%, 3/26/2032 (a)	79,823	78,526
Disco Parent, Inc. 2025 Term Loan B 3 mo. USD Term SOFR + 3.25%, 7.48%, 8/6/2032 (a)	981,518	986,426
ECI Macola Max Holding LLC 2025 Term Loan 3 mo. USD Term SOFR + 2.75%, 6.75%, 5/9/2030 (a)	274,671	275,014
EP Purchaser LLC 2021 Term Loan B 1 mo. USD Term SOFR + 3.50%, 7.78%, 11/6/2028 (a)	142,074	134,141
Finastra USA, Inc. 2025 1st Lien Term Loan 3 mo. USD Term SOFR + 4.00%, 8.04%, 7/30/2032 (a)	1,963,747	1,957,787
Flash Charm, Inc. 2024 Term Loan 3 mo. USD Term SOFR + 3.50%, 7.80%, 3/2/2028 (a)	418,669	368,429
Genesys Cloud Services Holdings II LLC 2025 USD Term Loan B (b)	615,988	612,843
Ivanti Software, Inc.:
2025 1st Lien Term Loan 3 mo. USD Term SOFR + 4.75%, 9.05%, 6/1/2029 (a)	458,422	383,012
2025 2nd Lien Term Loan 3 mo. USD Term SOFR + 7.25%, 11.81%, 6/1/2029 (a)	133,911	62,352
Javelin Buyer, Inc. 2025 Term Loan 3 mo. USD Term SOFR + 2.75%, 7.06%, 12/5/2031 (a)	567,827	567,827
Kaseya, Inc. 2025 1st Lien Term Loan B 1 mo. USD Term SOFR + 3.25%, 7.41%, 3/20/2032 (a)	748,120	750,077
Security Description	Principal Amount	Value
Mitchell International, Inc.:
2024 1st Lien Term Loan 1 mo. USD Term SOFR + 3.25%, 7.41%, 6/17/2031 (a)	$1,432,481	$1,432,788
2024 2nd Lien Term Loan 1 mo. USD Term SOFR + 5.25%, 9.41%, 6/17/2032 (a)	135,000	134,089
Modena Buyer LLC Term Loan 3 mo. USD Term SOFR + 4.50%, 8.81%, 7/1/2031 (a)	997,898	986,851
Particle Investments SARL 2024 Term Loan B 1 mo. USD Term SOFR + 3.75%, 7.91%, 3/28/2031 (a)	98,500	99,054
Planview Parent, Inc. 2024 1st Lien Term Loan 3 mo. USD Term SOFR + 3.50%, 7.50%, 12/17/2027 (a)	947,881	935,440
PointClickCare Technologies, Inc. 2025 Term Loan B 3 mo. USD Term SOFR + 2.75%, 6.75%, 11/3/2031 (a)	313,425	314,149
Polaris Newco LLC USD Term Loan B 3 mo. USD Term SOFR + 3.75%, 8.32%, 6/2/2028 (a)	1,406,187	1,358,243
Project Alpha Intermediate Holding, Inc.:
2024 1st Lien Term Loan B 3 mo. USD Term SOFR + 3.25%, 7.25%, 10/26/2030 (a)	869,565	872,974
2025 2nd Lien Incremental Term Loan 3 mo. USD Term SOFR + 5.00%, 9.00%, 5/9/2033 (a)	200,000	199,000
Project Boost Purchaser LLC 2025 Refinancing Term Loan 3 mo. USD Term SOFR + 2.75%, 7.07%, 7/16/2031 (a)	1,601,168	1,598,558
Project Leopard Holdings, Inc. 2022 USD Term Loan B 3 mo. USD Term SOFR + 5.25%, 9.66%, 7/20/2029 (a)	736,123	666,037
Project Ruby Ultimate Parent Corp. 2025 Term Loan B 1 mo. USD Term SOFR + 2.75%, 7.03%, 3/10/2028 (a)	1,107,152	1,109,029
Quartz Acquireco LLC 2025 Term Loan B (b)	498,728	498,314
RealPage, Inc. 1st Lien Term Loan 3 mo. USD Term SOFR + 3.00%, 7.26%, 4/24/2028 (a)	1,505,095	1,503,093

See accompanying notes to Schedule of Investments.

STATE STREET BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Rocket Software, Inc. 2023 USD Term Loan B 1 mo. USD Term SOFR + 3.75%, 7.91%, 11/28/2028 (a)	$2,611,140	$2,619,848
Skopima Merger Sub, Inc. 2024 Repriced Term Loan 1 mo. USD Term SOFR + 3.75%, 7.91%, 5/12/2028 (a)	346,127	294,966
SolarWinds Holdings, Inc. 2025 Term Loan 3 mo. USD Term SOFR + 4.00%, 8.03%, 4/16/2032 (a)	1,995,258	1,962,835
Sovos Compliance LLC 2025 Repriced Term Loan B 1 mo. USD Term SOFR + 3.25%, 7.41%, 8/13/2029 (a)	617,193	618,878
SS&C Technologies, Inc. 2024 Term Loan B8 (b)	1,000,000	1,002,305
		38,861,905
TOTAL SENIOR FLOATING RATE LOANS (Cost $206,647,480)		207,227,027
ASSET-BACKED SECURITIES — 10.7%
OTHER ABS — 10.7%
Apidos CLO XXV Ltd. Series 2016-25A, Class E1R3, 3 mo. USD Term SOFR + 5.35%, 9.68%, 1/20/2037 (a) (c)	500,000	501,496
ARES Loan Funding II Ltd. Series 2022-ALF2A, Class ER, 3 mo. USD Term SOFR + 8.24%, 12.57%, 10/20/2036 (a) (c)	750,000	747,075
ARES Loan Funding III Ltd. Series 2022-ALF3A, Class ER, 3 mo. USD Term SOFR + 6.10%, 10.42%, 7/25/2036 (a) (c)	1,000,000	995,300
ARES LXII CLO Ltd. Series 2021-62A, Class E, 3 mo. USD Term SOFR + 6.76%, 11.08%, 1/25/2034 (a) (c)	650,000	647,010
Bain Capital Credit CLO Ltd.:
Series 2023-3A, Class ER, 3 mo. USD Term SOFR + 5.25%, 9.45%, 10/24/2038 (a) (c)	1,500,000	1,497,900
Series 2022-4A, Class ER, 3 mo. USD Term SOFR + 6.40%, 10.72%, 10/16/2037 (a) (c)	1,100,000	1,105,060
Security Description	Principal Amount	Value
Balboa Bay Loan Funding Ltd. Series 2021-2A, Class E, 3 mo. USD Term SOFR + 6.86%, 11.19%, 1/20/2035 (a) (c)	$500,000	$496,750
Ballyrock CLO Ltd. Series 2020-2A, Class DR, 3 mo. USD Term SOFR + 6.41%, 10.74%, 10/20/2031 (a) (c)	750,000	746,550
Barings CLO Ltd.:
Series 2025-5A, Class E, 3 mo. USD Term SOFR + 5.00%, 8.97%, 10/15/2038 (a) (c)	1,500,000	1,494,750
Series 2023-3A, Class ER, 3 mo. USD Term SOFR + 5.00%, 8.99%, 10/15/2038 (a) (c)	1,500,000	1,500,000
Series 2019-3A, Class ERR, 3 mo. USD Term SOFR + 5.85%, 10.18%, 1/20/2036 (a) (c)	1,000,000	999,930
Barrow Hanley CLO I Ltd. Series 2023-1A, Class ER, 3 mo. USD Term SOFR + 5.25%, 9.58%, 1/20/2038 (a) (c)	1,000,000	999,000
Benefit Street Partners CLO IX Ltd. Series 2016-9A, Class ER2, 3 mo. USD Term SOFR + 5.90%, 10.23%, 10/20/2037 (a) (c)	500,000	501,692
Benefit Street Partners CLO XXIII Ltd. Series 2021-23A, Class ER, 3 mo. USD Term SOFR + 5.25%, 9.57%, 4/25/2034 (a) (c)	1,000,000	1,000,664
Benefit Street Partners CLO XXV Ltd. Series 2021-25A, Class ER, 3 mo. USD Term SOFR + 4.60%, 8.92%, 1/15/2035 (a) (c)	1,000,000	976,900
Carlyle U.S. CLO Ltd.:
Series 2018-4A, Class E2R, 3 mo. USD Term SOFR + 7.86%, 12.18%, 10/17/2037 (a) (c)	500,000	514,277
Series 2021-11A, Class ER, 3 mo. USD Term SOFR + 6.50%, 10.82%, 7/25/2037 (a) (c)	1,250,000	1,247,375
Series 2022-3A, Class ER, 3 mo. USD Term SOFR + 6.69%, 11.02%, 4/20/2037 (a) (c)	1,500,000	1,497,750

See accompanying notes to Schedule of Investments.

STATE STREET BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series 2024-1A, Class E, 3 mo. USD Term SOFR + 6.92%, 11.24%, 4/15/2037 (a) (c)	$500,000	$501,050
CarVal CLO IX-C Ltd. Series 2024-1A, Class E, 3 mo. USD Term SOFR + 6.75%, 11.08%, 4/20/2037 (a) (c)	500,000	502,400
CBAM Ltd. Series 2017-1A, Class ER2, 3 mo. USD Term SOFR + 6.93%, 11.26%, 1/20/2038 (a) (c)	1,500,000	1,520,550
Cedar Funding XIV CLO Ltd. Series 2021-14A, Class ER, 3 mo. USD Term SOFR + 7.39%, 11.71%, 10/15/2037 (a) (c)	1,000,000	998,800
CIFC Funding Ltd.:
Series 2021-5A, Class ER, 3 mo. USD Term SOFR + 5.10%, 9.42%, 1/15/2038 (a) (c)	1,000,000	991,519
Series 2019-1A, Class ER, 3 mo. USD Term SOFR + 5.75%, 10.08%, 10/20/2037 (a) (c)	500,000	500,750
Series 2021-2A, Class E, 3 mo. USD Term SOFR + 6.46%, 10.78%, 4/15/2034 (a) (c)	750,000	738,525
Columbia Cent CLO 34 Ltd. Series 2024-34A, Class E, 3 mo. USD Term SOFR + 6.85%, 11.17%, 1/25/2038 (a) (c)	1,000,000	1,012,300
Dryden 107 CLO Ltd. Series 2023-107A, Class ER, 3 mo. USD Term SOFR + 5.75%, 9.96%, 8/15/2038 (a) (c)	1,000,000	999,859
Dryden 97 CLO Ltd. Series 2022-97A, Class ER, 3 mo. USD Term SOFR + 6.15%, 10.29%, 10/20/2038 (a) (c)	1,000,000	997,000
Eaton Vance CLO Ltd. Series 2020-2A, Class ER2, 3 mo. USD Term SOFR + 6.50%, 10.82%, 10/15/2037 (a) (c)	1,000,000	995,800
Empower CLO Ltd.:
Series 2022-1A, Class ER, 3 mo. USD Term SOFR + 5.90%, 10.23%, 10/20/2037 (a) (c)	1,750,000	1,750,000
Security Description	Principal Amount	Value
Series 2025-1A, Class E, 3 mo. USD Term SOFR + 5.90%, 10.23%, 7/20/2038 (a) (c)	$1,000,000	$1,009,900
Galaxy 30 CLO Ltd. Series 2022-30A, Class ER, 3 mo. USD Term SOFR + 5.90%, 10.22%, 1/15/2038 (a) (c)	900,000	890,825
Galaxy 31 CLO Ltd. Series 2023-31A, Class ER, 3 mo. USD Term SOFR + 5.50%, 9.81%, 7/15/2038 (a) (c)	1,000,000	999,300
Galaxy XXIV CLO Ltd. Series 2017-24A, Class DR, 3 mo. USD Term SOFR + 4.15%, 8.47%, 4/15/2037 (a) (c)	500,000	504,142
Generate CLO 10 Ltd. Series 2022-10A, Class D1R, 3 mo. USD Term SOFR + 2.85%, 7.18%, 1/22/2038 (a) (c)	1,000,000	1,000,984
KKR CLO 35 Ltd. Series 35A, Class ER, 3 mo. USD Term SOFR + 4.90%, 9.23%, 1/20/2038 (a) (c)	1,500,000	1,406,776
Madison Park Funding LXV Ltd. Series 2025-65A, Class E, 3 mo. USD Term SOFR + 5.00%, 9.32%, 7/16/2038 (a) (c)	500,000	499,100
MidOcean Credit CLO XI Ltd. Series 2022-11A, Class ER2, 3 mo. USD Term SOFR + 6.00%, 10.33%, 1/18/2036 (a) (c)	650,000	647,790
Morgan Stanley Eaton Vance CLO Ltd. Series 2023-19A, Class ER, 3 mo. USD Term SOFR + 5.50%, 9.82%, 7/15/2038 (a) (c)	1,500,000	1,464,600
New Mountain CLO 1 Ltd. Series CLO-1A, Class ERR, 3 mo. USD Term SOFR + 5.25%, 9.57%, 1/15/2038 (a) (c)	500,000	499,648
Oaktree CLO Ltd.:
Series 2025-32A, Class E, 3 mo. USD Term SOFR + 5.35%, 9.68%, 7/15/2038 (a) (c)	1,000,000	1,001,900
Series 2025-30A, Class E, 3 mo. USD Term SOFR + 7.42%, 11.72%, 7/15/2038 (a) (c)	1,500,000	1,548,750

See accompanying notes to Schedule of Investments.

STATE STREET BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
OCP CLO Ltd. Series 2017-13A, Class ER2, 3 mo. USD Term SOFR + 5.90%, 10.23%, 11/26/2037 (a) (c)	$500,000	$501,900
Octagon 60 Ltd. Series 2022-1A, Class ER, 3 mo. USD Term SOFR + 7.00%, 11.33%, 10/20/2037 (a) (c)	1,000,000	1,018,524
Octagon 62 Ltd. Series 2022-1A, Class ER, 3 mo. USD Term SOFR + 6.40%, 10.72%, 1/23/2038 (a) (c)	1,150,000	1,157,200
Octagon 75 Ltd. Series 2025-1A, Class E, 3 mo. USD Term SOFR + 4.95%, 9.28%, 1/22/2038 (a) (c)	1,000,000	970,100
Pikes Peak CLO 2 Series 2018-2A, Class D2R, 3 mo. USD Term SOFR + 5.12%, 9.45%, 10/18/2034 (a) (c)	1,000,000	995,800
Pikes Peak CLO 8 Series 2021-8A, Class ER, 3 mo. USD Term SOFR + 5.75%, 10.08%, 1/20/2038 (a) (c)	1,000,000	1,001,486
Point Au Roche Park CLO Ltd. Series 2021-1A, Class E, 3 mo. USD Term SOFR + 6.36%, 10.69%, 7/20/2034 (a) (c)	1,480,000	1,470,380
Rad CLO 10 Ltd. Series 2021-10A, Class E, 3 mo. USD Term SOFR + 6.11%, 10.43%, 4/23/2034 (a) (c)	500,000	497,650
Rad CLO 3 Ltd. Series 2019-3A, Class E1R2, 3 mo. USD Term SOFR + 5.88%, 10.20%, 7/15/2037 (a) (c)	500,000	483,800
Regatta XI Funding Ltd. Series 2018-1A, Class ER, 3 mo. USD Term SOFR + 6.75%, 11.07%, 7/17/2037 (a) (c)	1,250,000	1,246,750
RR 26 Ltd. Series 2023-26A, Class DR, 3 mo. USD Term SOFR + 4.40%, 8.72%, 4/15/2038 (a) (c)	500,000	498,751
Security Description	Principal Amount	Value
RR 36 Ltd. Series 2024-36RA, Class DR, 3 mo. USD Term SOFR + 5.25%, 9.57%, 1/15/2040 (a) (c)	$850,000	$853,623
TCW CLO Ltd. Series 2024-3X, Class E, 3 mo. USD Term SOFR + 6.60%, 10.93%, 10/20/2037 (a)	1,000,000	1,002,500
TICP CLO XI Ltd. Series 2018-11A, Class ER, 3 mo. USD Term SOFR + 6.70%, 11.02%, 4/25/2037 (a) (c)	500,000	501,000
Trinitas CLO XXIX Ltd. Series 2024-29A, Class E, 3 mo. USD Term SOFR + 6.50%, 10.82%, 7/23/2037 (a) (c)	1,000,000	1,008,532
Warwick Capital CLO 1 Ltd. Series 2023-1A, Class ER, 3 mo. USD Term SOFR + 5.45%, 9.42%, 10/20/2038 (a) (c)	1,500,000	1,500,000
		55,159,743
TOTAL ASSET-BACKED SECURITIES (Cost $55,435,834)		55,159,743
	Shares
COMMON STOCKS — 0.1%
AEROSPACE & DEFENSE — 0.1%
Flame Newco LLC (d) (e)	19,856	377,264
ENTERTAINMENT — 0.0% *
Cineworld Group PLC (d) (e)	1,834	40,042
TOTAL COMMON STOCKS (Cost $242,709)		417,306

MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 1.1%
DOMESTIC FIXED INCOME — 1.1%
SPDR Blackstone Senior Loan ETF (f) (Cost $5,530,195)	132,691	5,517,292
Principal Amount
CORPORATE BONDS & NOTES — 45.5%
ADVERTISING — 1.1%
Clear Channel Outdoor Holdings, Inc. 7.75%, 4/15/2028 (c)	$1,779,000	1,776,492

See accompanying notes to Schedule of Investments.

STATE STREET BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Dotdash Meredith, Inc. 7.63%, 6/15/2032 (c)	$280,000	$276,757
Lamar Media Corp.:
3.63%, 1/15/2031	470,000	437,622
3.75%, 2/15/2028	866,000	843,380
4.00%, 2/15/2030	390,000	373,078
5.38%, 11/1/2033 (c)	1,521,000	1,509,957
Outfront Media Capital LLC/Outfront Media Capital Corp. 5.00%, 8/15/2027 (c)	240,000	238,704
		5,455,990
AEROSPACE & DEFENSE — 1.5%
AAR Escrow Issuer LLC 6.75%, 3/15/2029 (c)	858,000	884,864
Bombardier, Inc.:
6.00%, 2/15/2028 (c)	250,000	250,548
7.45%, 5/1/2034 (c)	2,271,000	2,516,041
TransDigm, Inc.:
4.88%, 5/1/2029	490,000	482,694
6.00%, 1/15/2033 (c)	70,000	70,776
6.38%, 3/1/2029 (c)	2,967,000	3,034,885
6.38%, 5/31/2033 (c)	400,000	405,612
6.63%, 3/1/2032 (c)	60,000	61,812
6.75%, 8/15/2028 (c)	10,000	10,202
		7,717,434
AIRLINES — 0.3%
JetBlue Airways Corp./JetBlue Loyalty LP 9.88%, 9/20/2031 (c)	1,755,000	1,781,114
APPAREL — 0.2%
Wolverine World Wide, Inc. 4.00%, 8/15/2029 (c)	1,295,000	1,184,135
AUTO MANUFACTURERS — 0.5%
Allison Transmission, Inc. 3.75%, 1/30/2031 (c)	390,000	360,259
Aston Martin Capital Holdings Ltd. 10.00%, 3/31/2029 (c)	2,042,000	1,997,975
JB Poindexter & Co., Inc. 8.75%, 12/15/2031 (c)	320,000	335,606
Wabash National Corp. 4.50%, 10/15/2028 (c)	60,000	55,652
		2,749,492
AUTO PARTS & EQUIPMENT — 1.2%
Adient Global Holdings Ltd. 7.50%, 2/15/2033 (c)	423,000	438,017
Forvia SE:
6.75%, 9/15/2033 (c)	321,000	325,472
8.00%, 6/15/2030 (c)	1,190,000	1,260,281
Garrett Motion Holdings, Inc./Garrett LX I SARL 7.75%, 5/31/2032 (c)	1,297,000	1,360,138
Security Description	Principal Amount	Value
Goodyear Tire & Rubber Co. 6.63%, 7/15/2030	$824,000	$836,039
Phinia, Inc. 6.75%, 4/15/2029 (c)	20,000	20,632
Qnity Electronics, Inc.:
5.75%, 8/15/2032 (c)	308,000	310,677
6.25%, 8/15/2033 (c)	216,000	220,812
Tenneco, Inc. 8.00%, 11/17/2028 (c)	550,000	550,726
ZF North America Capital, Inc.:
6.75%, 4/23/2030 (c)	40,000	39,042
6.88%, 4/23/2032 (c)	660,000	632,326
		5,994,162
BANKS — 0.1%
Freedom Mortgage Corp. 12.25%, 10/1/2030 (c)	460,000	513,010
CHEMICALS — 0.8%
Chemours Co.:
4.63%, 11/15/2029 (c)	1,061,000	958,868
8.00%, 1/15/2033 (c)	1,270,000	1,264,120
CVR Partners LP/CVR Nitrogen Finance Corp. 6.13%, 6/15/2028 (c)	562,000	561,579
INEOS Finance PLC 6.75%, 5/15/2028 (c)	190,000	186,382
INEOS Quattro Finance 2 PLC 9.63%, 3/15/2029 (c)	250,000	248,530
Solstice Advanced Materials, Inc. 5.63%, 9/30/2033 (c)	413,000	414,144
Tronox, Inc. 4.63%, 3/15/2029 (c)	774,000	505,298
		4,138,921
COAL — 0.3%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp. 8.63%, 6/15/2029 (c)	800,000	847,560
SunCoke Energy, Inc. 4.88%, 6/30/2029 (c)	980,000	916,280
		1,763,840
COMMERCIAL SERVICES — 2.6%
Adtalem Global Education, Inc. 5.50%, 3/1/2028 (c)	512,000	510,935
Albion Financing 1 SARL/Aggreko Holdings, Inc. 7.00%, 5/21/2030 (c)	460,000	476,082
Alta Equipment Group, Inc. 9.00%, 6/1/2029 (c)	80,000	74,758
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
8.25%, 1/15/2030 (c)	1,621,000	1,681,058
8.38%, 6/15/2032 (c)	1,268,000	1,328,446
Brink's Co. 6.50%, 6/15/2029 (c)	490,000	504,666

See accompanying notes to Schedule of Investments.

STATE STREET BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Carriage Services, Inc. 4.25%, 5/15/2029 (c)	$850,000	$803,522
Cimpress PLC 7.38%, 9/15/2032 (c)	744,000	743,509
Clarivate Science Holdings Corp. 4.88%, 7/1/2029 (c)	560,000	529,200
Dcli Bidco LLC 7.75%, 11/15/2029 (c)	250,000	259,825
Deluxe Corp. 8.00%, 6/1/2029 (c)	1,318,000	1,315,311
Hertz Corp.:
4.63%, 12/1/2026 (c)	478,000	470,419
5.00%, 12/1/2029 (c)	403,000	321,187
12.63%, 7/15/2029 (c)	319,000	338,095
PROG Holdings, Inc. 6.00%, 11/15/2029 (c)	950,000	933,555
RR Donnelley & Sons Co. 9.50%, 8/1/2029 (c)	480,000	492,158
Service Corp. International 4.00%, 5/15/2031	770,000	726,780
United Rentals North America, Inc.:
3.88%, 11/15/2027	296,000	291,510
4.00%, 7/15/2030	35,000	33,463
Veritiv Operating Co. 10.50%, 11/30/2030 (c)	390,000	418,587
ZipRecruiter, Inc. 5.00%, 1/15/2030 (c)	1,180,000	950,348
		13,203,414
COMPUTERS — 0.2%
Crane NXT Co. 4.20%, 3/15/2048	52,000	34,737
Science Applications International Corp. 4.88%, 4/1/2028 (c)	765,000	758,230
		792,967
CONSTRUCTION MATERIALS — 0.3%
AmeriTex HoldCo Intermediate LLC 7.63%, 8/15/2033 (c)	172,000	179,170
Griffon Corp. 5.75%, 3/1/2028	833,000	832,517
Smyrna Ready Mix Concrete LLC 8.88%, 11/15/2031 (c)	490,000	517,592
		1,529,279
DISTRIBUTION & WHOLESALE — 0.2%
RB Global Holdings, Inc. 6.75%, 3/15/2028 (c)	850,000	869,423
Resideo Funding, Inc. 6.50%, 7/15/2032 (c)	277,000	283,864
		1,153,287
Security Description	Principal Amount	Value
DIVERSIFIED FINANCIAL SERVICES — 4.7%
AG Issuer LLC 6.25%, 3/1/2028 (c)	$390,000	$390,784
Ally Financial, Inc. 6.70%, 2/14/2033	1,020,000	1,064,095
Aretec Group, Inc. 10.00%, 8/15/2030 (c)	260,000	283,668
Atlanticus Holdings Corp. 9.75%, 9/1/2030 (c)	938,000	933,160
Azorra Finance Ltd. 7.25%, 1/15/2031 (c)	346,000	360,189
Burford Capital Global Finance LLC:
6.88%, 4/15/2030 (c)	808,000	812,274
7.50%, 7/15/2033 (c)	357,000	363,808
Credit Acceptance Corp. 6.63%, 3/15/2030 (c)	338,000	338,551
Encore Capital Group, Inc. 6.63%, 4/15/2031 (c) (g)	839,000	836,282
Enova International, Inc. 9.13%, 8/1/2029 (c)	2,150,000	2,252,211
Freedom Mortgage Holdings LLC:
8.38%, 4/1/2032 (c)	234,000	245,197
9.13%, 5/15/2031 (c)	330,000	351,499
goeasy Ltd.:
6.88%, 5/15/2030 (c)	720,000	716,220
6.88%, 2/15/2031 (c)	250,000	243,068
7.38%, 10/1/2030 (c)	400,000	403,512
7.63%, 7/1/2029 (c)	2,590,000	2,627,037
9.25%, 12/1/2028 (c)	190,000	198,501
Jane Street Group/JSG Finance, Inc.:
4.50%, 11/15/2029 (c)	90,000	87,845
6.13%, 11/1/2032 (c)	10,000	10,154
6.75%, 5/1/2033 (c)	661,000	686,878
7.13%, 4/30/2031 (c)	300,000	314,865
Jefferies Finance LLC/JFIN Co-Issuer Corp.:
5.00%, 8/15/2028 (c)	255,000	246,503
6.63%, 10/15/2031 (c)	150,000	151,065
Jefferson Capital Holdings LLC 8.25%, 5/15/2030 (c)	370,000	388,067
Navient Corp.:
7.88%, 6/15/2032	105,000	110,662
9.38%, 7/25/2030	177,000	195,564
OneMain Finance Corp.:
5.38%, 11/15/2029	542,000	536,585
6.13%, 5/15/2030	498,000	505,495
6.50%, 3/15/2033	205,000	205,320
6.63%, 5/15/2029	87,000	89,534
6.75%, 3/15/2032	60,000	60,973
Osaic Holdings, Inc. 6.75%, 8/1/2032 (c)	84,000	86,654

See accompanying notes to Schedule of Investments.

STATE STREET BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
PennyMac Financial Services, Inc.:
4.25%, 2/15/2029 (c)	$1,041,000	$1,007,990
5.75%, 9/15/2031 (c)	490,000	486,247
6.75%, 2/15/2034 (c)	1,222,000	1,247,039
6.88%, 5/15/2032 (c)	293,000	303,721
6.88%, 2/15/2033 (c)	536,000	553,801
PRA Group, Inc. 8.38%, 2/1/2028 (c)	37,000	37,935
Rfna LP 7.88%, 2/15/2030 (c)	250,000	256,452
SLM Corp. 6.50%, 1/31/2030	484,000	504,512
Stonex Escrow Issuer LLC 6.88%, 7/15/2032 (c)	549,000	565,497
StoneX Group, Inc. 7.88%, 3/1/2031 (c)	298,000	314,265
Synchrony Financial 7.25%, 2/2/2033	1,739,000	1,855,878
TrueNoord Capital DAC 8.75%, 3/1/2030 (c)	250,000	265,602
United Wholesale Mortgage LLC 5.50%, 4/15/2029 (c)	350,000	345,772
UWM Holdings LLC 6.63%, 2/1/2030 (c)	290,000	295,020
		24,135,951
ELECTRIC — 0.1%
Clearway Energy Operating LLC 4.75%, 3/15/2028 (c)	20,000	19,752
Leeward Renewable Energy Operations LLC 4.25%, 7/1/2029 (c)	114,000	107,485
PG&E Corp. 5.00%, 7/1/2028	270,000	267,470
		394,707
ELECTRONICS — 0.1%
Sensata Technologies BV 4.00%, 4/15/2029 (c)	627,000	602,121
ENGINEERING & CONSTRUCTION — 0.2%
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners C 7.88%, 2/3/2030 (c)	310,000	318,450
Brundage-Bone Concrete Pumping Holdings, Inc. 7.50%, 2/1/2032 (c)	925,000	934,685
		1,253,135
ENTERTAINMENT — 0.7%
Great Canadian Gaming Corp./Raptor LLC 8.75%, 11/15/2029 (c)	320,000	316,352
Live Nation Entertainment, Inc. 4.75%, 10/15/2027 (c)	608,000	603,799
Voyager Parent LLC 9.25%, 7/1/2032 (c)	529,000	559,417
Security Description	Principal Amount	Value
Warnermedia Holdings, Inc. 4.28%, 3/15/2032	$1,144,000	$1,048,831
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.:
5.13%, 10/1/2029 (c)	530,000	530,715
7.13%, 2/15/2031 (c)	470,000	506,928
		3,566,042
ENVIRONMENTAL CONTROL — 0.3%
Clean Harbors, Inc. 5.75%, 10/15/2033 (c) (g)	322,000	324,892
Enviri Corp. 5.75%, 7/31/2027 (c)	1,124,000	1,113,974
		1,438,866
FOOD — 0.9%
Performance Food Group, Inc. 5.50%, 10/15/2027 (c)	430,000	429,983
Post Holdings, Inc.:
4.50%, 9/15/2031 (c)	1,642,000	1,535,927
4.63%, 4/15/2030 (c)	2,114,000	2,038,763
6.38%, 3/1/2033 (c)	180,000	181,938
U.S. Foods, Inc.:
4.75%, 2/15/2029 (c)	319,000	314,607
6.88%, 9/15/2028 (c)	40,000	41,260
United Natural Foods, Inc. 6.75%, 10/15/2028 (c)	216,000	215,687
		4,758,165
GAS — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp. 9.50%, 6/1/2030 (c)	467,000	489,066
HEALTH CARE PRODUCTS — 0.2%
Avantor Funding, Inc. 3.88%, 11/1/2029 (c)	80,000	76,120
Hologic, Inc. 4.63%, 2/1/2028 (c)	707,000	702,129
		778,249
HEALTH CARE SERVICES — 1.2%
Charles River Laboratories International, Inc.:
3.75%, 3/15/2029 (c)	610,000	578,268
4.25%, 5/1/2028 (c)	70,000	68,518
CHS/Community Health Systems, Inc.:
6.13%, 4/1/2030 (c)	60,000	43,512
6.88%, 4/15/2029 (c)	1,347,000	1,071,148
10.88%, 1/15/2032 (c)	260,000	275,480
DaVita, Inc. 4.63%, 6/1/2030 (c)	1,143,000	1,094,834
Encompass Health Corp.:
4.50%, 2/1/2028	930,000	922,002
4.63%, 4/1/2031	1,193,000	1,161,815

See accompanying notes to Schedule of Investments.

STATE STREET BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Global Medical Response, Inc. 7.38%, 10/1/2032 (c)	$370,000	$380,915
IQVIA, Inc. 5.00%, 5/15/2027 (c)	20,000	19,955
MPH Acquisition Holdings LLC 5.75%, 12/31/2030 (c)	350,000	305,490
Star Parent, Inc. 9.00%, 10/1/2030 (c)	310,000	328,346
Tenet Healthcare Corp. 5.13%, 11/1/2027	60,000	59,936
		6,310,219
HOLDING COMPANIES-DIVERSIFIED — 0.1%
Stena International SA 7.25%, 1/15/2031 (c)	380,000	386,319
HOME BUILDERS — 0.8%
Ashton Woods USA LLC/Ashton Woods Finance Co. 6.88%, 8/1/2033 (c)	325,000	327,802
Beazer Homes USA, Inc.:
7.25%, 10/15/2029	675,000	686,434
7.50%, 3/15/2031 (c)	171,000	173,599
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC:
4.88%, 2/15/2030 (c)	430,000	403,473
5.00%, 6/15/2029 (c)	70,000	66,928
Century Communities, Inc.:
3.88%, 8/15/2029 (c)	111,000	104,437
6.63%, 9/15/2033 (c)	487,000	491,213
M/I Homes, Inc.:
3.95%, 2/15/2030	63,000	60,235
4.95%, 2/1/2028	21,000	20,881
Taylor Morrison Communities, Inc. 5.75%, 1/15/2028 (c)	1,713,000	1,737,547
Tri Pointe Homes, Inc. 5.70%, 6/15/2028	179,000	182,378
		4,254,927
HOME FURNISHINGS — 0.4%
Somnigroup International, Inc. 4.00%, 4/15/2029 (c)	2,251,000	2,160,352
HOUSEHOLD PRODUCTS — 0.1%
Prestige Brands, Inc. 3.75%, 4/1/2031 (c)	703,000	647,456
HOUSEHOLD PRODUCTS & WARES — 0.0% *
Central Garden & Pet Co. 4.13%, 4/30/2031 (c)	195,000	182,126
HOUSEWARES — 0.0% *
Scotts Miracle-Gro Co. 5.25%, 12/15/2026	22,000	21,987
Security Description	Principal Amount	Value
INSURANCE — 0.1%
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC 7.88%, 11/1/2029 (c)	$300,000	$313,023
Nassau Cos., of New York 7.88%, 7/15/2030 (c)	289,000	295,451
		608,474
INTERNET — 1.3%
Acuris Finance U.S., Inc./Acuris Finance SARL 9.00%, 8/1/2029 (c)	310,000	323,897
Go Daddy Operating Co. LLC/GD Finance Co., Inc.:
3.50%, 3/1/2029 (c)	1,149,000	1,089,275
5.25%, 12/1/2027 (c)	10,000	9,984
Match Group Holdings II LLC 6.13%, 9/15/2033 (c)	245,000	247,311
Rakuten Group, Inc. 9.75%, 4/15/2029 (c)	959,000	1,078,760
Wayfair LLC:
7.25%, 10/31/2029 (c)	1,080,000	1,116,655
7.75%, 9/15/2030 (c)	2,630,000	2,761,868
		6,627,750
INVESTMENT COMPANY SECURITIES — 0.7%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
9.00%, 6/15/2030	440,000	424,028
9.75%, 1/15/2029	669,000	672,378
10.00%, 11/15/2029 (c)	1,888,000	1,898,422
Prospect Capital Corp. 3.44%, 10/15/2028	770,000	691,491
		3,686,319
IRON/STEEL — 1.1%
Cleveland-Cliffs, Inc.:
6.88%, 11/1/2029 (c)	10,000	10,198
7.00%, 3/15/2032 (c)	60,000	60,660
7.38%, 5/1/2033 (c)	217,000	221,481
7.50%, 9/15/2031 (c)	1,679,000	1,730,209
7.63%, 1/15/2034 (c)	629,000	648,147
Mineral Resources Ltd.:
7.00%, 4/1/2031 (c) (g)	1,240,000	1,255,711
8.50%, 5/1/2030 (c)	1,087,000	1,129,436
9.25%, 10/1/2028 (c)	465,000	487,725
		5,543,567
IT SERVICES — 0.2%
ASGN, Inc. 4.63%, 5/15/2028 (c)	621,000	609,679
Seagate Data Storage Technology Pte. Ltd.:
5.75%, 12/1/2034 (c)	490,000	489,025

See accompanying notes to Schedule of Investments.

STATE STREET BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
8.25%, 12/15/2029 (c)	$20,000	$21,185
		1,119,889
LEISURE TIME — 0.1%
Carnival Corp. 5.75%, 8/1/2032 (c)	490,000	498,957
LODGING — 0.8%
Boyd Gaming Corp. 4.75%, 6/15/2031 (c)	330,000	318,292
Hilton Domestic Operating Co., Inc.:
3.63%, 2/15/2032 (c)	390,000	356,854
3.75%, 5/1/2029 (c)	1,035,000	995,639
5.75%, 9/15/2033 (c)	297,000	301,194
5.88%, 4/1/2029 (c)	690,000	704,062
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.:
4.88%, 7/1/2031 (c)	160,000	149,094
5.00%, 6/1/2029 (c)	300,000	288,477
Station Casinos LLC 4.50%, 2/15/2028 (c)	62,000	60,957
Travel & Leisure Co.:
4.63%, 3/1/2030 (c)	709,000	683,745
6.13%, 9/1/2033 (c)	396,000	395,248
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25%, 5/15/2027 (c)	40,000	39,970
		4,293,532
MACHINERY, CONSTRUCTION & MINING — 0.4%
BWX Technologies, Inc.:
4.13%, 6/30/2028 (c)	430,000	419,921
4.13%, 4/15/2029 (c)	1,461,000	1,416,352
		1,836,273
MACHINERY-DIVERSIFIED — 0.0% *
ATS Corp. 4.13%, 12/15/2028 (c)	37,000	35,485
MEDIA — 1.5%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.00%, 2/1/2028 (c)	330,000	326,938
5.13%, 5/1/2027 (c)	10,000	9,937
CSC Holdings LLC:
6.50%, 2/1/2029 (c)	1,120,000	827,322
11.75%, 1/31/2029 (c)	500,000	421,895
4.13%, 12/1/2030 (c)	380,000	248,927
Directv Financing LLC/Directv Financing Co-Obligor, Inc. 10.00%, 2/15/2031 (c)	1,274,000	1,274,548
Gray Media, Inc.:
4.75%, 10/15/2030 (c)	1,773,000	1,358,987
9.63%, 7/15/2032 (c)	778,000	794,423
Nexstar Media, Inc. 4.75%, 11/1/2028 (c)	368,000	359,223
Security Description	Principal Amount	Value
Sinclair Television Group, Inc. 5.50%, 3/1/2030 (c)	$469,000	$396,511
Univision Communications, Inc.:
8.50%, 7/31/2031 (c)	1,040,000	1,074,393
9.38%, 8/1/2032 (c)	190,000	201,542
Virgin Media Finance PLC 5.00%, 7/15/2030 (c)	384,000	356,452
Virgin Media Secured Finance PLC 5.50%, 5/15/2029 (c)	210,000	207,377
		7,858,475
METAL FABRICATE & HARDWARE — 0.4%
Park-Ohio Industries, Inc. 8.50%, 8/1/2030 (c)	830,000	859,905
Roller Bearing Co. of America, Inc. 4.38%, 10/15/2029 (c)	1,099,000	1,068,569
		1,928,474
MINING — 0.3%
Compass Minerals International, Inc. 8.00%, 7/1/2030 (c)	702,000	734,524
Fortescue Treasury Pty. Ltd. 4.50%, 9/15/2027 (c)	90,000	89,540
Kaiser Aluminum Corp. 4.63%, 3/1/2028 (c)	30,000	29,665
Taseko Mines Ltd. 8.25%, 5/1/2030 (c)	581,000	615,081
		1,468,810
MISCELLANEOUS MANUFACTURER — 0.1%
Axon Enterprise, Inc. 6.13%, 3/15/2030 (c)	273,000	280,655
OFFICE & BUSINESS EQUIPMENT — 0.3%
Pitney Bowes, Inc. 7.25%, 3/15/2029 (c)	1,520,000	1,541,569
OFFICE FURNISHINGS — 0.0% *
Steelcase, Inc. 5.13%, 1/18/2029	20,000	19,961
OIL & GAS — 5.3%
Baytex Energy Corp.:
7.38%, 3/15/2032 (c)	140,000	137,152
8.50%, 4/30/2030 (c)	1,656,000	1,703,974
BKV Upstream Midstream LLC 7.50%, 10/15/2030 (c)	231,000	230,831
California Resources Corp.:
7.00%, 1/15/2034 (c) (g)	1,300,000	1,291,693
8.25%, 6/15/2029 (c)	920,000	959,873
Civitas Resources, Inc. 9.63%, 6/15/2033 (c)	760,000	803,989
CNX Resources Corp.:
6.00%, 1/15/2029 (c)	1,000,000	1,002,830
7.38%, 1/15/2031 (c)	25,000	25,861
Comstock Resources, Inc. 6.75%, 3/1/2029 (c)	850,000	848,606

See accompanying notes to Schedule of Investments.

STATE STREET BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
CVR Energy, Inc. 8.50%, 1/15/2029 (c)	$2,324,000	$2,377,475
Diamond Foreign Asset Co./Diamond Finance LLC 8.50%, 10/1/2030 (c)	250,000	265,125
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (c)	1,539,000	1,580,199
Hilcorp Energy I LP/Hilcorp Finance Co.:
6.25%, 4/15/2032 (c)	60,000	57,791
6.88%, 5/15/2034 (c)	140,000	135,113
7.25%, 2/15/2035 (c)	540,000	528,390
8.38%, 11/1/2033 (c)	290,000	304,419
Karoon USA Finance, Inc. 10.50%, 5/14/2029 (c)	648,000	678,294
Kraken Oil & Gas Partners LLC 7.63%, 8/15/2029 (c)	320,000	317,722
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp. 6.88%, 12/1/2032 (c)	833,000	857,549
Murphy Oil Corp. 6.00%, 10/1/2032	190,000	187,414
Northern Oil & Gas, Inc. 8.75%, 6/15/2031 (c)	240,000	247,949
PBF Holding Co. LLC/PBF Finance Corp.:
7.88%, 9/15/2030 (c)	555,000	548,096
9.88%, 3/15/2030 (c)	2,397,000	2,511,672
6.00%, 2/15/2028	70,000	69,623
Permian Resources Operating LLC 8.00%, 4/15/2027 (c)	26,000	26,434
Precision Drilling Corp. 6.88%, 1/15/2029 (c)	940,000	945,038
Sunoco LP 7.00%, 5/1/2029 (c)	190,000	196,754
Sunoco LP/Sunoco Finance Corp. 4.50%, 5/15/2029	1,314,000	1,282,070
Talos Production, Inc.:
9.00%, 2/1/2029 (c)	171,000	177,399
9.38%, 2/1/2031 (c)	1,180,000	1,230,799
Transocean International Ltd.:
7.50%, 4/15/2031	400,000	371,000
7.88%, 10/15/2032 (c) (g)	8,000	8,000
8.25%, 5/15/2029 (c)	2,236,000	2,206,887
Valaris Ltd. 8.38%, 4/30/2030 (c)	2,720,000	2,822,626
Wildfire Intermediate Holdings LLC 7.50%, 10/15/2029 (c)	320,000	324,589
		27,263,236
OIL & GAS SERVICES — 1.3%
Tidewater, Inc. 9.13%, 7/15/2030 (c)	1,522,000	1,631,325
Security Description	Principal Amount	Value
USA Compression Partners LP/USA Compression Finance Corp.:
6.25%, 10/1/2033 (c)	$269,000	$270,033
6.88%, 9/1/2027	305,000	305,122
7.13%, 3/15/2029 (c)	2,379,000	2,457,079
Viridien 10.00%, 10/15/2030 (c)	531,000	545,417
Weatherford International Ltd. 6.75%, 10/15/2033 (c) (g)	1,588,000	1,589,429
		6,798,405
PACKAGING & CONTAINERS — 1.0%
Cascades, Inc./Cascades USA, Inc.:
5.38%, 1/15/2028 (c)	1,310,000	1,298,538
6.75%, 7/15/2030 (c)	700,000	712,719
Mauser Packaging Solutions Holding Co. 7.88%, 4/15/2027 (c)	730,000	738,074
OI European Group BV 4.75%, 2/15/2030 (c)	330,000	315,018
Owens-Brockway Glass Container, Inc. 7.38%, 6/1/2032 (c)	1,463,000	1,478,639
TriMas Corp. 4.13%, 4/15/2029 (c)	570,000	551,213
		5,094,201
PHARMACEUTICALS — 0.4%
AdaptHealth LLC:
4.63%, 8/1/2029 (c)	330,000	313,444
5.13%, 3/1/2030 (c)	386,000	368,344
HLF Financing SARL LLC/Herbalife International, Inc. 4.88%, 6/1/2029 (c)	1,568,000	1,378,194
		2,059,982
PIPELINES — 1.5%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.38%, 6/15/2029 (c)	396,000	394,527
5.75%, 10/15/2033 (c)	451,000	449,155
6.63%, 2/1/2032 (c)	15,000	15,455
Buckeye Partners LP 6.75%, 2/1/2030 (c)	760,000	789,982
Delek Logistics Partners LP/Delek Logistics Finance Corp.:
7.38%, 6/30/2033 (c)	1,724,000	1,754,756
8.63%, 3/15/2029 (c)	1,350,000	1,408,158
Hess Midstream Operations LP 5.88%, 3/1/2028 (c)	107,000	109,039
NGL Energy Operating LLC/NGL Energy Finance Corp.:
8.13%, 2/15/2029 (c)	300,000	307,635

See accompanying notes to Schedule of Investments.

STATE STREET BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
8.38%, 2/15/2032 (c)	$60,000	$61,593
Venture Global LNG, Inc. 9.50%, 2/1/2029 (c)	1,500,000	1,653,885
Venture Global Plaquemines LNG LLC:
6.50%, 1/15/2034 (c)	216,000	227,712
6.75%, 1/15/2036 (c)	316,000	335,968
		7,507,865
REAL ESTATE — 0.3%
Howard Hughes Corp.:
4.13%, 2/1/2029 (c)	1,065,000	1,021,697
4.38%, 2/1/2031 (c)	430,000	403,228
		1,424,925
REAL ESTATE INVESTMENT TRUSTS — 3.3%
Arbor Realty SR, Inc. 7.88%, 7/15/2030 (c)	300,000	315,462
Brandywine Operating Partnership LP:
4.55%, 10/1/2029	443,000	422,183
8.88%, 4/12/2029	470,000	511,055
Diversified Healthcare Trust:
4.38%, 3/1/2031	957,000	845,825
4.75%, 2/15/2028	1,540,000	1,467,774
7.25%, 10/15/2030 (c)	182,000	185,001
Iron Mountain, Inc.:
4.88%, 9/15/2027 (c)	480,000	477,802
4.88%, 9/15/2029 (c)	44,000	43,322
5.00%, 7/15/2028 (c)	180,000	179,123
5.25%, 3/15/2028 (c)	85,000	84,814
MPT Operating Partnership LP/MPT Finance Corp.:
3.50%, 3/15/2031	560,000	410,984
4.63%, 8/1/2029	3,494,000	2,894,045
RHP Hotel Properties LP/RHP Finance Corp.:
4.50%, 2/15/2029 (c)	970,000	951,046
4.75%, 10/15/2027	10,000	9,955
Rithm Capital Corp.:
8.00%, 4/1/2029 (c)	1,419,000	1,452,290
8.00%, 7/15/2030 (c)	1,606,000	1,645,492
Service Properties Trust:
4.38%, 2/15/2030	420,000	357,382
4.95%, 10/1/2029	490,000	431,876
Starwood Property Trust, Inc.:
4.38%, 1/15/2027 (c)	684,000	678,241
5.75%, 1/15/2031 (c) (g)	1,129,000	1,125,839
6.00%, 4/15/2030 (c)	510,000	517,375
6.50%, 7/1/2030 (c)	792,000	819,688
6.50%, 10/15/2030 (c)	350,000	362,733
7.25%, 4/1/2029 (c)	545,000	572,304
Security Description	Principal Amount	Value
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC 6.50%, 2/15/2029 (c)	$280,000	$262,951
		17,024,562
RETAIL — 1.8%
1011778 BC ULC/New Red Finance, Inc.:
3.50%, 2/15/2029 (c)	160,000	152,758
3.88%, 1/15/2028 (c)	860,000	840,478
4.38%, 1/15/2028 (c)	60,000	58,958
Advance Auto Parts, Inc. 3.90%, 4/15/2030	30,000	27,858
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc. 4.63%, 1/15/2029 (c)	400,000	380,416
FirstCash, Inc.:
4.63%, 9/1/2028 (c)	1,570,000	1,543,797
5.63%, 1/1/2030 (c)	410,000	409,910
6.88%, 3/1/2032 (c)	538,000	556,556
Macy's Retail Holdings LLC 4.50%, 12/15/2034	846,000	741,976
Park River Holdings, Inc. 8.00%, 3/15/2031 (c) (g)	210,000	212,763
PetSmart LLC/PetSmart Finance Corp. 7.50%, 9/15/2032 (c)	683,000	684,810
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.00%, 6/1/2031 (c)	2,182,000	2,075,016
Superior Plus LP/Superior General Partner, Inc. 4.50%, 3/15/2029 (c)	1,289,000	1,244,349
Victra Holdings LLC/Victra Finance Corp. 8.75%, 9/15/2029 (c)	300,000	315,564
Yum! Brands, Inc. 4.75%, 1/15/2030 (c)	180,000	178,826
		9,424,035
SEMICONDUCTORS — 1.3%
ams-OSRAM AG 12.25%, 3/30/2029 (c)	1,870,000	2,020,909
Kioxia Holdings Corp.:
6.25%, 7/24/2030 (c)	1,102,000	1,125,892
6.63%, 7/24/2033 (c)	3,216,000	3,299,037
		6,445,838
SOFTWARE — 2.3%
Cloud Software Group, Inc.:
6.50%, 3/31/2029 (c)	1,880,000	1,897,898
6.63%, 8/15/2033 (c)	183,000	186,424
Consensus Cloud Solutions, Inc. 6.50%, 10/15/2028 (c)	815,000	820,460

See accompanying notes to Schedule of Investments.

STATE STREET BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
CoreWeave, Inc. 9.00%, 2/1/2031 (c)	$1,184,000	$1,213,541
Fair Isaac Corp. 4.00%, 6/15/2028 (c)	4,483,000	4,360,569
Open Text Corp. 3.88%, 12/1/2029 (c)	740,000	699,685
Open Text Holdings, Inc. 4.13%, 12/1/2031 (c)	420,000	388,748
Pagaya U.S. Holdings Co. LLC 8.88%, 8/1/2030 (c)	1,184,000	1,107,596
PTC, Inc. 4.00%, 2/15/2028 (c)	363,000	355,616
ROBLOX Corp. 3.88%, 5/1/2030 (c)	290,000	276,846
Twilio, Inc. 3.63%, 3/15/2029	530,000	505,212
		11,812,595
TELECOMMUNICATIONS — 0.5%
EchoStar Corp. 10.75%, 11/30/2029	1,303,333	1,434,005
Frontier Communications Holdings LLC 5.88%, 10/15/2027 (c)	70,000	70,007
Viasat, Inc. 7.50%, 5/30/2031 (c)	280,000	262,632
Viavi Solutions, Inc. 3.75%, 10/1/2029 (c)	820,000	773,309
Vmed O2 U.K. Financing I PLC 4.25%, 1/31/2031 (c)	150,000	139,015
		2,678,968
TRANSPORTATION — 0.0% *
Stonepeak Nile Parent LLC 7.25%, 3/15/2032 (c)	105,000	110,523
TOTAL CORPORATE BONDS & NOTES (Cost $229,523,329)		234,350,058
	Shares
SHORT-TERM INVESTMENT — 8.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (h) (i) (Cost $45,334,435)	45,334,435	45,334,435
TOTAL INVESTMENTS — 106.4% (Cost $542,713,982)		548,005,861
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.4)%		(33,009,107)
NET ASSETS — 100.0%		$514,996,754

(a)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Position is unsettled. Contract rate was not determined at September 30, 2025 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 50.5% of net assets as of September 30, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2025, total aggregate fair value of the securities is $417,306, representing 0.1% of the Fund's net assets.
(e)	Non-income producing security.
(f)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(g)	When-issued security.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at September 30, 2025.
*	Amount is less than 0.05% of net assets.
ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
SOFR	Secured Overnight Financing Rate

See accompanying notes to Schedule of Investments.

STATE STREET BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

At September 30, 2025, the Fund had unfunded loan commitments of $339,112, which could be extended at the option of the borrowers, pursuant to the following loan agreements:
Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation/(Depreciation) ($)
Air Comm Corporation, LLC	32,786	32,888	102
Chrysaor Bidco Sarl	3,443	3,462	19
Clydesdale Acquisition Holdings Inc	12,422	12,417	(5)
Groundworks, LLC	60,140	60,238	98
Hanger, Inc.	42,177	42,319	142
Janney Montgomery Scott LLC	22,857	22,953	96
Kaman Corp.	25,146	25,095	(51)
Raven Acquisition Holdings LLC	140,141	140,253	112
	$339,112	$339,625	$513

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$234,350,058	$—	$234,350,058
Asset-Backed Securities	—	55,159,743	—	55,159,743
Common Stocks	—	—	417,306	417,306
Mutual Funds and Exchange Traded Products	5,517,292	—	—	5,517,292
Senior Floating Rate Loans	—	207,227,027	—	207,227,027
Short-Term Investment	45,334,435	—	—	45,334,435
TOTAL INVESTMENTS	$50,851,727	$496,736,828	$417,306	$548,005,861
OTHER FINANCIAL INSTRUMENTS:
Unfunded Loans - Unrealized Appreciation	$—	$569	$—	$569
Unfunded Loans - Unrealized Depreciation	—	(56)	—	(56)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$—	$513	$—	$513

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
SPDR Blackstone Senior Loan ETF	132,691	$5,518,619	$—	$—	$(1,327)	$—	132,691	$5,517,292	$106,348
State Street Institutional U.S. Government Money Market Fund, Class G Shares	23,246,810	23,246,810	112,138,050	90,050,425	—	—	45,334,435	45,334,435	407,569
Total		$28,765,429	$112,138,050	$90,050,425	$(1,327)	$—		$50,851,727	$513,917
See accompanying notes to Schedule of Investments.

STATE STREET BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
SENIOR FLOATING RATE LOANS — 88.1%
ADVERTISING SERVICES — 0.9%
Neptune Bidco U.S., Inc. 2022 USD Term Loan B 3 mo. USD Term SOFR + 5.00%, 9.43%, 4/11/2029 (a)	$56,418,417	$53,851,662
Planet U.S. Buyer LLC 2024 Term Loan B 3 mo. USD Term SOFR + 3.00%, 7.20%, 2/7/2031 (a)	6,691,507	6,735,704
Wasserman Media Group LLC Term Loan B 1 mo. USD Term SOFR + 3.00%, 7.16%, 6/23/2032 (a)	2,497,593	2,510,093
		63,097,459
AEROSPACE & DEFENSE — 1.3%
Air Comm Corp. LLC 2025 Term Loan 3 mo. USD Term SOFR + 2.75%, 6.75%, 12/11/2031 (a)	9,628,622	9,658,711
Dynasty Acquisition Co., Inc.:
2024 1st Lien Term Loan B1 1 mo. USD Term SOFR + 2.00%, 6.16%, 10/31/2031 (a)	688,731	689,774
2024 1st Lien Term Loan B2 1 mo. USD Term SOFR + 2.00%, 6.16%, 10/31/2031 (a)	261,971	262,368
Kaman Corp.:
2025 Delayed Draw Term Loan (b)	134,292	134,016
2025 Term Loan B 3 mo. USD Term SOFR + 2.75%, 6.70%, 2/26/2032 (a)	14,813,680	14,783,238
TransDigm, Inc.:
2023 Term Loan J 3 mo. USD Term SOFR + 2.50%, 6.50%, 2/28/2031 (a)	23,251,230	23,265,994
2025 Term Loan K 3 mo. USD Term SOFR + 2.25%, 6.25%, 3/22/2030 (a)	7,465,593	7,466,676
2025 Term Loan M 1 mo. USD Term SOFR + 2.34%, 6.66%, 8/19/2032 (a)	32,292,683	32,294,298
		88,555,075
Security Description	Principal Amount	Value
AIRLINES — 0.7%
American Airlines, Inc.:
2023 1st Lien Term Loan 6 mo. USD Term SOFR + 2.25%, 6.26%, 6/4/2029 (a)	$7,000,000	$6,997,795
2025 Term Loan 3 mo. USD Term SOFR + 2.25%, 6.58%, 4/20/2028 (a)	87,250	87,220
2025 Term Loan B 3 mo. USD Term SOFR + 3.25%, 7.58%, 5/28/2032 (a)	4,866,172	4,893,544
JetBlue Airways Corp. 2024 Term Loan B 3 mo. USD Term SOFR + 4.75%, 8.75%, 8/27/2029 (a)	37,841,420	36,412,907
		48,391,466
APPAREL — 0.4%
ABG Intermediate Holdings 2 LLC:
2024 1st Lien Term Loan B 1 mo. USD Term SOFR + 2.25%, 6.41%, 12/21/2028 (a)	6,968,067	6,963,155
2025 Delayed Draw Term Loan 1 mo. USD Term SOFR + 2.25%, 6.41%, 2/13/2032 (a)	7,064,500	7,063,052
Beach Acquisition Bidco LLC USD Term Loan B (b)	5,061,422	5,092,019
S&S Holdings LLC 2024 Term Loan 1 mo. USD Term SOFR + 5.00%, 9.17%, 10/1/2031 (a)	7,320,266	7,118,958
		26,237,184
AUTO PARTS & EQUIPMENT — 1.0%
Clarios Global LP:
2024 USD Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.66%, 5/6/2030 (a)	8,619,587	8,634,412
2025 USD Term Loan B 1 mo. USD Term SOFR + 2.75%, 6.91%, 1/28/2032 (a)	38,405,025	38,477,034
Tenneco, Inc.:
2022 Term Loan A 3 mo. USD Term SOFR + 4.75%, 9.05%, 11/17/2028 (a)	12,286,409	12,041,971
2022 Term Loan B 3 mo. USD Term SOFR + 5.00%, 9.10%, 11/17/2028 (a)	13,309,974	13,065,603
		72,219,020

See accompanying notes to Schedule of Investments.

STATE STREET BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
BEVERAGES — 0.2%
Primo Brands Corp. 2025 Term Loan B 3 mo. USD Term SOFR + 2.25%, 6.25%, 3/31/2028 (a)	$6,048,415	$6,054,221
Sazerac Co., Inc. Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.70%, 7/9/2032 (a)	8,445,916	8,506,938
		14,561,159
BUILDING MATERIALS — 0.6%
Cornerstone Building Brands, Inc. 2021 Term Loan B 1 mo. USD Term SOFR + 3.25%, 7.50%, 4/12/2028 (a)	43,588,907	41,508,409
Icebox Holdco III, Inc. 2021 1st Lien Term Loan (b)	415,110	418,395
Quikrete Holdings, Inc. 2024 Term Loan B1 1 mo. USD Term SOFR + 2.25%, 6.41%, 3/19/2029 (a)	223,522	223,912
Tamko Building Products LLC 2024 Term Loan B 3 mo. USD Term SOFR + 2.75%, 7.06%, 9/20/2030 (a)	1,228,275	1,233,262
		43,383,978
CHEMICALS — 1.1%
Discovery Purchaser Corp. Term Loan 3 mo. USD Term SOFR + 3.75%, 8.08%, 10/4/2029 (a)	5,823,923	5,804,529
Nouryon Finance BV:
2024 USD Term Loan B1 1 mo. USD Term SOFR + 3.25%, 7.50%, 4/3/2028 (a)	6,489,498	6,508,447
2024 USD Term Loan B2 1 mo. USD Term SOFR + 3.25%, 7.42%, 4/3/2028 (a)	2,314,367	2,319,077
Olympus Water U.S. Holding Corp. 2025 USD Term Loan B (b)	17,608,904	17,508,357
Qnity Electronics, Inc. Term Loan B (b)	19,301,739	19,325,866
SCIH Salt Holdings, Inc. 2021 Incremental Term Loan B 6 mo. USD Term SOFR + 3.00%, 7.20%, 1/31/2029 (a)	21,143,336	21,189,535
Solstice Advanced Materials, Inc. Term Loan B (b)	5,246,845	5,259,989
		77,915,800
Security Description	Principal Amount	Value
COMMERCIAL SERVICES — 7.4%
AlixPartners LLP 2025 USD Term Loan 1 mo. USD Term SOFR + 2.00%, 6.16%, 8/12/2032 (a)	$10,144,650	$10,087,586
Allied Universal Holdco LLC 2025 USD Term Loan B 1 mo. USD Term SOFR + 3.25%, 7.51%, 8/20/2032 (a)	96,249,927	96,720,589
Ankura Consulting Group LLC 2024 Repriced Term Loan B 1 mo. USD Term SOFR + 3.50%, 7.66%, 12/29/2031 (a)	13,291,739	13,225,280
Anticimex International AB 2024 Term Loan B6 3 mo. USD Term SOFR + 3.40%, 7.76%, 11/16/2028 (a)	2,527,695	2,539,069
Belfor Holdings, Inc. 2025 USD Term Loan B 1 mo. USD Term SOFR + 2.75%, 6.91%, 11/1/2030 (a)	1,296,516	1,303,815
Belron Finance 2019 LLC 2025 Repriced Term Loan B 3 mo. USD Term SOFR + 2.50%, 6.74%, 10/16/2031 (a)	1,470,923	1,480,123
Boost Newco Borrower LLC 2025 USD Term Loan B2 3 mo. USD Term SOFR + 2.00%, 6.00%, 1/31/2031 (a)	124,929,072	125,254,512
CHG Healthcare Services, Inc. 2025 Term Loan B1 1 mo. USD Term SOFR + 2.75%, 7.05%, 9/29/2028 (a)	3,283,627	3,288,158
Conservice Midco LLC 2025 Term Loan 1 mo. USD Term SOFR + 2.75%, 6.91%, 5/13/2030 (a)	2,160,430	2,168,975
Creative Artists Agency LLC 2025 Repriced Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.66%, 10/1/2031 (a)	11,196,009	11,225,566
Ensemble RCM LLC 2024 Term Loan B 3 mo. USD Term SOFR + 3.00%, 7.31%, 8/1/2029 (a)	2,905,381	2,916,770
First Advantage Holdings LLC 2025 Repriced Term Loan B 1 mo. USD Term SOFR + 2.75%, 6.91%, 10/31/2031 (a)	13,225,533	12,940,391

See accompanying notes to Schedule of Investments.

STATE STREET BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Fugue Finance BV 2025 Repriced Term Loan 3 mo. USD Term SOFR + 2.75%, 6.95%, 1/9/2032 (a)	$2,047,617	$2,054,753
Garda World Security Corp. 2025 Term Loan B 1 mo. USD Term SOFR + 3.00%, 7.17%, 2/1/2029 (a)	8,845,257	8,867,370
Genuine Financial Holdings LLC 2025 Term Loan B 1 mo. USD Term SOFR + 3.25%, 7.41%, 9/27/2030 (a)	25,423,632	23,485,081
Grant Thornton Advisors LLC:
2025 Incremental Term Loan 1 mo. USD Term SOFR + 2.75%, 7.16%, 6/2/2031 (a)	1,514,923	1,514,469
2025 Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.66%, 6/2/2031 (a)	16,191,888	16,114,248
Homeserve USA Holding Corp. 2024 Term Loan B 1 mo. USD Term SOFR + 2.00%, 6.14%, 10/21/2030 (a)	3,078,234	3,074,710
KUEHG Corp. 2025 Term Loan 3 mo. USD Term SOFR + 2.75%, 6.75%, 6/12/2030 (a)	8,810,119	8,814,701
Mavis Tire Express Services Corp. 2025 Repriced Term Loan 3 mo. USD Term SOFR + 3.00%, 7.20%, 5/4/2028 (a)	41,731,725	41,775,126
OMNIA Partners LLC 2024 Term Loan B 3 mo. USD Term SOFR + 2.50%, 6.81%, 7/25/2030 (a)	6,908,169	6,919,499
PG Investment Co. 59 SARL Term Loan B 3 mo. USD Term SOFR + 2.75%, 6.91%, 3/26/2031 (a)	4,753,314	4,775,298
Raven Acquisition Holdings LLC:
Delayed Draw Term Loan (b)	138,490	138,601
Term Loan B 1 mo. USD Term SOFR + 3.00%, 7.16%, 11/19/2031 (a)	46,402,976	46,440,330
Ryan LLC Term Loan 1 mo. USD Term SOFR + 3.50%, 7.66%, 11/14/2030 (a)	12,962,718	13,004,458
Shift4 Payments LLC 2025 Term Loan 3 mo. USD Term SOFR + 2.75%, 6.50%, 6/30/2032 (a)	3,000,000	3,026,250
Security Description	Principal Amount	Value
Thevelia U.S. LLC 2024 Term Loan B 3 mo. USD Term SOFR + 3.00%, 7.00%, 6/18/2029 (a)	$16,486,073	$16,496,377
Trans Union LLC:
2024 Term Loan B8 1 mo. USD Term SOFR + 1.75%, 5.91%, 6/24/2031 (a)	897,727	898,010
2024 Term Loan B9 1 mo. USD Term SOFR + 1.75%, 5.91%, 6/24/2031 (a)	731,221	731,491
TTF Holdings LLC 2024 Term Loan 6 mo. USD Term SOFR + 3.75%, 7.79%, 7/18/2031 (a)	4,057,658	3,854,775
VT Topco, Inc. 2024 1st Lien Term Loan B 1 mo. USD Term SOFR + 3.00%, 7.16%, 8/9/2030 (a)	6,719,428	6,524,161
Wand NewCo 3, Inc. 2025 Repriced Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.66%, 1/30/2031 (a)	25,620,171	25,562,910
WEX, Inc. 2024 Term Loan B2 1 mo. USD Term SOFR + 1.75%, 5.91%, 3/31/2028 (a)	1,361,414	1,360,985
		518,584,437
COMMUNICATIONS EQUIPMENT — 1.9%
CommScope, Inc. 2024 Term Loan 1 mo. USD Term SOFR + 4.75%, 8.91%, 12/17/2029 (a)	130,814,371	132,583,636
COMPUTERS — 5.8%
Ahead DB Holdings LLC 2024 Term Loan B4 3 mo. USD Term SOFR + 2.75%, 6.75%, 2/3/2031 (a)	613,993	615,491
Amentum Government Services Holdings LLC 2024 Term Loan B 1 mo. USD Term SOFR + 2.25%, 6.41%, 9/29/2031 (a)	7,326,900	7,334,923
Bingo Holdings I LLC Term Loan B 3 mo. USD Term SOFR + 4.75%, 8.73%, 6/30/2032 (a)	13,871,790	13,893,500
Clover Holdings 2 LLC Term Loan B 1 mo. USD Term SOFR + 3.75%, 7.94%, 12/9/2031 (a)	33,702,549	33,776,357

See accompanying notes to Schedule of Investments.

STATE STREET BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Ivanti Software, Inc. 2025 Newco Term Loan 3 mo. USD Term SOFR + 5.75%, 10.05%, 6/1/2029 (a)	$3,199,927	$3,297,925
McAfee LLC 2024 USD 1st Lien Term Loan B 1 mo. USD Term SOFR + 3.00%, 7.22%, 3/1/2029 (a)	90,253,560	86,474,192
Peraton Corp. Term Loan B 1 mo. USD Term SOFR + 3.75%, 8.01%, 2/1/2028 (a)	28,727,873	24,302,057
Sandisk Corp. Term Loan B 1 mo. USD Term SOFR + 3.00%, 7.14%, 2/20/2032 (a)	42,564,341	42,697,567
Surf Holdings LLC 2025 Incremental Term Loan 1 mo. USD Term SOFR + 3.50%, 7.78%, 3/5/2027 (a)	14,509,505	14,546,721
Tempo Acquisition LLC 2025 Repriced Term Loan B 1 mo. USD Term SOFR + 1.75%, 5.91%, 8/31/2028 (a)	1,761,218	1,726,487
Virtusa Corp. 2024 Term Loan B 1 mo. USD Term SOFR + 3.25%, 7.41%, 2/15/2029 (a)	4,477,273	4,432,500
Vision Solutions, Inc.:
2021 2nd Lien Term Loan 3 mo. USD Term SOFR + 7.25%, 11.82%, 4/23/2029 (a)	1,233,333	1,185,801
2021 Incremental Term Loan 3 mo. USD Term SOFR + 4.00%, 8.57%, 4/24/2028 (a)	45,216,293	43,814,588
X Corp. Term Loan 3 mo. USD Term SOFR + 6.50%, 10.96%, 10/26/2029 (a)	129,107,002	126,829,555
		404,927,664
CONSTRUCTION & ENGINEERING — 0.9%
Centuri Group, Inc. 2025 Term Loan B 1 mo. USD Term SOFR + 2.25%, 6.42%, 7/9/2032 (a)	1,382,403	1,388,279
Construction Partners, Inc. Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.66%, 11/3/2031 (a)	378,764	380,172
Security Description	Principal Amount	Value
DG Investment Intermediate Holdings 2, Inc. 2025 Term Loan 1 mo. USD Term SOFR + 3.75%, 7.91%, 7/9/2032 (a)	$10,844,009	$10,893,728
Green Infrastructure Partners, Inc. USD Term Loan B (b)	12,562,461	12,589,973
KKR Apple Bidco LLC 2025 Term Loan 1 mo. USD Term SOFR + 2.50%, 6.66%, 9/23/2031 (a)	26,597,133	26,624,395
Radar Bidco SARL 2025 USD Term Loan B 3 mo. USD Term SOFR + 3.25%, 7.56%, 4/4/2031 (a)	601,746	605,507
TRC Cos. LLC 2025 Term Loan B 1 mo. USD Term SOFR + 3.00%, 7.16%, 12/8/2028 (a)	6,926,471	6,944,514
		59,426,568
CONSTRUCTION MATERIALS — 0.2%
Groundworks LLC 2024 Term Loan 1 mo. USD Term SOFR + 3.00%, 7.16%, 3/14/2031 (a)	2,023,627	2,026,916
Quikrete Holdings, Inc.:
2025 Term Loan B 1 mo. USD Term SOFR + 2.25%, 6.41%, 2/10/2032 (a)	12,906,786	12,913,368
2025 Term Loan B1 1 mo. USD Term SOFR + 2.25%, 6.41%, 4/14/2031 (a)	2,286,350	2,288,236
		17,228,520
CONTAINERS & PACKAGING — 2.2%
Berlin Packaging LLC 2025 Term Loan B7 3 mo. USD Term SOFR + 3.25%, 7.60%, 6/7/2031 (a)	15,433,443	15,497,491
Charter NEX U.S., Inc. 2024 Term Loan B1 1 mo. USD Term SOFR + 2.75%, 6.93%, 11/29/2030 (a)	1,241,736	1,246,815
Clydesdale Acquisition Holdings, Inc.:
2025 Term Loan B 1 mo. USD Term SOFR + 3.25%, 7.41%, 4/1/2032 (a)	46,268,335	46,249,365
Term Loan B 1 mo. USD Term SOFR + 3.18%, 7.34%, 4/13/2029 (a)	3,060,305	3,059,632

See accompanying notes to Schedule of Investments.

STATE STREET BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Graham Packaging Co., Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.66%, 8/4/2027 (a)	$3,809,126	$3,813,412
Iris Holding, Inc. Term Loan 3 mo. USD Term SOFR + 4.75%, 9.16%, 6/28/2028 (a)	28,228,715	27,473,879
Proampac PG Borrower LLC 2024 Term Loan 3 mo. USD Term SOFR + 4.00%, 8.20%, 9/15/2028 (a)	19,601,955	19,699,965
TricorBraun Holdings, Inc. 2021 Term Loan (b)	2,778,312	2,768,310
Trident TPI Holdings, Inc. 2024 Term Loan B7 3 mo. USD Term SOFR + 3.75%, 7.75%, 9/15/2028 (a)	31,855,394	31,341,088
		151,149,957
DISTRIBUTION/WHOLESALE — 0.8%
BCPE Empire Holdings, Inc. 2025 Term Loan B 1 mo. USD Term SOFR + 3.25%, 7.41%, 12/11/2030 (a)	20,583,695	20,570,007
Fluid-Flow Products, Inc. 2025 Term Loan B 1 mo. USD Term SOFR + 3.25%, 7.41%, 3/31/2028 (a)	10,141,109	10,175,995
Resideo Funding, Inc. 2025 Incremental Term Loan 3 mo. USD Term SOFR + 2.00%, 6.04%, 8/13/2032 (a)	7,540,870	7,552,671
Windsor Holdings III LLC 2025 USD Term Loan B 1 mo. USD Term SOFR + 2.75%, 6.92%, 8/1/2030 (a)	18,832,669	18,871,935
		57,170,608
DIVERSIFIED FINANCIAL SERVICES — 3.5%
Advisor Group, Inc. 2025 Term Loan 1 mo. USD Term SOFR + 3.00%, 7.16%, 7/30/2032 (a)	38,200,000	38,221,774
Apex Group Treasury LLC 2025 USD Term Loan B 3 mo. USD Term SOFR + 3.50%, 7.75%, 2/27/2032 (a)	6,234,411	6,109,723
Aretec Group, Inc. 2024 1st Lien Term Loan B 1 mo. USD Term SOFR + 3.50%, 7.66%, 8/9/2030 (a)	42,577,837	42,624,246
Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6 1 mo. USD Term SOFR + 1.75%, 5.89%, 6/24/2030 (a)	547,243	548,004
Security Description	Principal Amount	Value
Corpay Technologies Operating Co. LLC Term Loan B5 1 mo. USD Term SOFR + 1.75%, 5.91%, 4/28/2028 (a)	$3,357,440	$3,355,879
CPI Holdco B LLC 2024 Term Loan 1 mo. USD Term SOFR + 2.00%, 6.16%, 5/19/2031 (a)	5,569,215	5,569,215
Edelman Financial Center LLC:
2024 2nd Lien Term Loan 1 mo. USD Term SOFR + 5.25%, 9.41%, 10/6/2028 (a)	8,331,429	8,360,047
2024 Term Loan 1 mo. USD Term SOFR + 3.00%, 7.16%, 4/7/2028 (a)	16,294,351	16,324,169
Eisner Advisory Group LLC 2024 Term Loan B 1 mo. USD Term SOFR + 4.00%, 8.16%, 2/28/2031 (a)	5,789,627	5,831,718
Focus Financial Partners LLC 2025 Incremental Term Loan B 1 mo. USD Term SOFR + 2.75%, 6.91%, 9/15/2031 (a)	52,956,252	53,028,802
GTCR Everest Borrower LLC Add on Term Loan B 3 mo. USD Term SOFR + 2.75%, 6.75%, 9/5/2031 (a)	16,002,386	16,021,109
Hudson River Trading LLC 2024 Term Loan B 1 mo. USD Term SOFR + 3.00%, 7.15%, 3/18/2030 (a)	14,428,307	14,468,273
Jane Street Group LLC 2024 Term Loan B1 3 mo. USD Term SOFR + 2.00%, 6.20%, 12/15/2031 (a)	4,954,272	4,924,869
June Purchaser LLC Term Loan 3 mo. USD Term SOFR + 3.00%, 6.75%, 11/28/2031 (a)	2,372,304	2,382,184
Kestra Advisor Services Holdings A, Inc. 2024 Repriced Term Loan 1 mo. USD Term SOFR + 3.00%, 7.16%, 3/22/2031 (a)	8,971,535	8,984,140
Mermaid Bidco, Inc. 2024 USD Term Loan B 3 mo. USD Term SOFR + 3.25%, 7.57%, 7/3/2031 (a)	8,732,559	8,734,393
Superannuation & Investments U.S. LLC 2025 Repriced Term Loan 1 mo. USD Term SOFR + 3.00%, 7.16%, 12/1/2028 (a)	1,077,745	1,084,616

See accompanying notes to Schedule of Investments.

STATE STREET BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Victory Capital Holdings, Inc. 2025 Term Loan (b)	$8,312,292	$8,307,139
		244,880,300
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.9%
Altice France SA 2023 USD Term Loan B14 3 mo. USD Term SOFR + 5.50%, 9.82%, 8/15/2028 (a)	62,049,822	60,188,327
Delta TopCo, Inc.:
2024 2nd Lien Term Loan 1 mo. USD Term SOFR + 5.25%, 9.24%, 11/29/2030 (a)	7,040,612	7,036,211
2025 Term Loan B 1 mo. USD Term SOFR + 2.75%, 7.02%, 11/30/2029 (a)	37,614,384	37,254,791
Lumen Technologies, Inc.:
2024 Extended Term Loan B1 1 mo. USD Term SOFR + 2.35%, 6.63%, 4/16/2029 (a)	67,910,341	67,580,297
2024 Extended Term Loan B2 1 mo. USD Term SOFR + 2.35%, 6.63%, 4/15/2030 (a)	83,376,414	82,959,948
2024 Term Loan A 1 mo. USD Term SOFR + 6.00%, 10.16%, 6/1/2028 (a)	7,657,145	7,811,092
Viavi Solutions, Inc. Term Loan B (b)	6,115,453	6,139,670
Zayo Group Holdings, Inc. 2025 USD Term Loan 3 mo. USD Term SOFR + 3.61%, 7.77%, 3/25/2030 (a)	4,668,387	4,543,905
		273,514,241
ELECTRIC — 0.1%
Cogentrix Finance Holdco I LLC Repriced Term Loan B 1 mo. USD Term SOFR + 2.25%, 6.41%, 2/26/2032 (a)	392,711	393,798
NRG Energy, Inc. 2024 Term Loan 3 mo. USD Term SOFR + 1.75%, 6.06%, 4/16/2031 (a)	5,960,257	5,967,529
		6,361,327
ELECTRONICS — 0.3%
Pinnacle Buyer LLC:
Delayed Draw Term Loan (b)	1,991,663	1,996,643
Term Loan (b)	10,356,651	10,382,542
Security Description	Principal Amount	Value
Sanmina Corp. Term Loan B (b)	$6,236,522	$6,236,522
		18,615,707
ENTERTAINMENT — 2.0%
Caesars Entertainment, Inc.:
2024 Term Loan B1 1 mo. USD Term SOFR + 2.25%, 6.41%, 2/6/2031 (a)	7,667,513	7,659,538
Term Loan B 1 mo. USD Term SOFR + 2.25%, 6.41%, 2/6/2030 (a)	13,871,970	13,868,294
CE Intermediate I LLC 2025 Term Loan B 3 mo. USD Term SOFR + 3.00%, 7.38%, 3/25/2032 (a)	8,749,820	8,773,532
Crown Finance U.S., Inc. 2025 Term Loan B 1 mo. USD Term SOFR + 4.50%, 8.78%, 12/2/2031 (a)	15,296,884	15,284,494
Delta 2 Lux SARL 2024 Term Loan B1 3 mo. USD Term SOFR + 2.00%, 6.00%, 9/30/2031 (a)	155,556	155,872
DK Crown Holdings, Inc. 2025 Term Loan B 1 mo. USD Term SOFR + 1.75%, 6.01%, 3/4/2032 (a)	997,494	997,185
EOC Borrower LLC Term Loan B 1 mo. USD Term SOFR + 3.00%, 7.16%, 3/24/2032 (a)	15,356,711	15,393,184
Flutter Financing BV 2025 Term Loan B 3 mo. USD Term SOFR + 2.00%, 6.00%, 6/4/2032 (a)	1,234,680	1,235,285
GVC Holdings Gibraltar Ltd.:
2025 Term Loan B5 (2032) 3 mo. USD Term SOFR + 2.25%, 6.37%, 7/31/2032 (a)	2,320,475	2,319,860
2025 Term Loan B6 (2029) 3 mo. USD Term SOFR + 2.25%, 6.37%, 10/31/2029 (a)	497,245	497,742
Herschend Entertainment Co. LLC 2025 Term Loan B 1 mo. USD Term SOFR + 3.25%, 7.41%, 5/27/2032 (a)	9,319,767	9,366,366
Light & Wonder International, Inc. 2024 Term Loan B2 1 mo. USD Term SOFR + 2.25%, 6.39%, 4/14/2029 (a)	997,481	1,001,536

See accompanying notes to Schedule of Investments.

STATE STREET BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
PCI Gaming Authority Term Loan 1 mo. USD Term SOFR + 2.00%, 6.16%, 7/18/2031 (a)	$1,994,949	$1,993,393
PENN Entertainment, Inc. 2022 Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.66%, 5/3/2029 (a)	906,664	907,167
Scientific Games Holdings LP 2024 USD Term Loan B 3 mo. USD Term SOFR + 3.00%, 7.29%, 4/4/2029 (a)	17,946,289	17,819,049
TKO Worldwide Holdings LLC 2025 Term Loan 3 mo. USD Term SOFR + 2.00%, 6.04%, 11/21/2031 (a)	3,523,331	3,532,632
Voyager Parent LLC Term Loan B 3 mo. USD Term SOFR + 4.75%, 8.75%, 7/1/2032 (a)	39,757,747	39,887,159
		140,692,288
ENVIRONMENTAL CONTROL — 0.1%
Madison IAQ LLC:
2025 Term Loan B 6 mo. USD Term SOFR + 3.25%, 7.45%, 5/6/2032 (a)	6,545,262	6,584,698
Term Loan 6 mo. USD Term SOFR + 2.50%, 6.70%, 6/21/2028 (a)	1,335,436	1,338,093
Reworld Holding Corp.:
Term Loan B 1 mo. USD Term SOFR + 2.25%, 6.39%, 11/30/2028 (a)	1,226,786	1,228,626
Term Loan C 1 mo. USD Term SOFR + 2.25%, 6.39%, 11/30/2028 (a)	96,226	96,370
		9,247,787
FINANCIAL SERVICES — 0.2%
AqGen Island Holdings, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 3.00%, 7.16%, 8/2/2028 (a)	10,531,578	10,535,948
Chrysaor Bidco SARL USD Term Loan B 3 mo. USD Term SOFR + 3.00%, 7.33%, 10/30/2031 (a)	437,288	439,709
		10,975,657
FOOD PRODUCTS — 0.4%
Aramark Services, Inc. 2024 Term Loan B8 3 mo. USD Term SOFR + 2.00%, 6.20%, 6/22/2030 (a)	1,997,033	2,004,103
Security Description	Principal Amount	Value
Fiesta Purchaser, Inc. 2025 Repriced Term Loan 1 mo. USD Term SOFR + 2.75%, 6.91%, 2/12/2031 (a)	$11,259,878	$11,251,095
Froneri Lux Finco SARL 2024 USD Term Loan B4 6 mo. USD Term SOFR + 2.00%, 6.20%, 9/30/2031 (a)	317,424	315,507
Froneri Lux FinCo SARL 2025 USD Term Loan (b)	14,531,722	14,518,425
		28,089,130
GROUND TRANSPORTATION — 0.7%
Genesee & Wyoming, Inc. 2024 Term Loan 3 mo. USD Term SOFR + 1.75%, 5.75%, 4/10/2031 (a)	2,992,443	2,984,124
Savage Enterprises LLC 2025 Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.75%, 8/5/2032 (a)	4,897,176	4,907,239
Stonepeak Nile Parent LLC Term Loan B 3 mo. USD Term SOFR + 2.75%, 7.08%, 4/9/2032 (a)	7,478,228	7,484,772
Worldwide Express Operations LLC 2024 Term Loan B 3 mo. USD Term SOFR + 4.00%, 8.00%, 7/26/2028 (a)	30,243,380	30,121,499
		45,497,634
HEALTH CARE EQUIPMENT & SUPPLIES — 0.7%
Auris Luxembourg III SARL 2025 USD Term Loan B 3 mo. USD Term SOFR + 3.50%, 7.82%, 2/28/2029 (a)	26,763,319	26,696,411
Embecta Corp. Term Loan B 1 mo. USD Term SOFR + 3.00%, 7.16%, 3/30/2029 (a)	7,407,887	7,415,332
Hanger, Inc.:
2024 Delayed Draw Term Loan 1 mo. USD Term SOFR + 3.50%, 3.50%, 10/23/2031 (a)	247,089	247,923
2024 Term Loan B 1 mo. USD Term SOFR + 3.50%, 7.66%, 10/23/2031 (a)	12,793,697	12,836,876
Resonetics LLC 2025 Repriced Term Loan B 3 mo. USD Term SOFR + 2.75%, 7.06%, 6/18/2031 (a)	4,818,357	4,819,465
		52,016,007

See accompanying notes to Schedule of Investments.

STATE STREET BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
HEALTH CARE PROVIDERS & SERVICES — 3.7%
Electron BidCo, Inc. 2021 Term Loan 1 mo. USD Term SOFR + 2.75%, 6.91%, 11/1/2028 (a)	$2,603,922	$2,611,708
Global Medical Response, Inc. 2025 Term Loan B (b)	129,930,877	130,116,678
MED ParentCo LP 2025 Term Loan B 1 mo. USD Term SOFR + 3.25%, 7.41%, 4/15/2031 (a)	14,771,859	14,819,055
Midwest Physician Administrative Services LLC 2021 Term Loan 3 mo. USD Term SOFR + 3.00%, 7.26%, 3/12/2028 (a)	41,192,992	38,496,293
Onex TSG Intermediate Corp. 2025 Term Loan B 3 mo. USD Term SOFR + 3.75%, 7.98%, 8/6/2032 (a)	5,974,684	6,014,176
Outcomes Group Holdings, Inc. 2025 Term Loan B 1 mo. USD Term SOFR + 3.00%, 7.16%, 5/6/2031 (a)	6,432,695	6,476,341
Parexel International Corp. 2025 Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.66%, 11/15/2028 (a)	9,055,669	9,073,600
Radiology Partners, Inc. 2025 Term Loan 3 mo. USD Term SOFR + 4.50%, 8.50%, 6/30/2032 (a)	47,666,725	47,641,938
		255,249,789
HOME FURNISHINGS — 1.0%
AI Aqua Merger Sub, Inc. 2024 1st Lien Term Loan B 1 mo. USD Term SOFR + 3.00%, 7.28%, 7/31/2028 (a)	71,628,832	71,851,239
HOUSEWARES — 0.9%
American Greetings Corp. 2024 Term Loan B 1 mo. USD Term SOFR + 5.75%, 9.91%, 10/30/2029 (a)	18,686,335	18,768,087
Hunter Douglas, Inc. 2025 USD Term Loan B 3 mo. USD Term SOFR + 3.25%, 7.25%, 1/20/2032 (a)	42,449,368	42,559,312
		61,327,399
INSURANCE — 7.2%
Acrisure LLC 2024 1st Lien Term Loan B6 1 mo. USD Term SOFR + 3.00%, 7.16%, 11/6/2030 (a)	41,552,982	41,533,659
Security Description	Principal Amount	Value
Alera Group, Inc.:
2025 2nd Lien Term Loan 1 mo. USD Term SOFR + 5.50%, 9.66%, 5/30/2033 (a)	$11,340,909	$11,693,555
2025 Term Loan 1 mo. USD Term SOFR + 3.25%, 7.41%, 5/31/2032 (a)	30,255,266	30,402,156
Alliant Holdings Intermediate LLC 2025 Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.67%, 9/19/2031 (a)	40,729,688	40,661,466
AmWINS Group, Inc. 2025 Term Loan B 3 mo. USD Term SOFR + 2.25%, 6.25%, 1/30/2032 (a)	8,655,576	8,661,159
Asurion LLC:
2021 2nd Lien Term Loan B3 1 mo. USD Term SOFR + 5.25%, 9.53%, 1/31/2028 (a)	4,182,849	4,083,506
2021 Second Lien Term Loan B4 1 mo. USD Term SOFR + 5.25%, 9.53%, 1/20/2029 (a)	81,514,757	78,214,632
2022 Term Loan B10 1 mo. USD Term SOFR + 4.00%, 8.26%, 8/19/2028 (a)	32,033,359	32,135,705
2023 Term Loan B11 1 mo. USD Term SOFR + 4.25%, 8.51%, 8/19/2028 (a)	9,272,181	9,312,098
2024 Term Loan B12 1 mo. USD Term SOFR + 4.25%, 8.41%, 9/19/2030 (a)	14,785,555	14,753,175
2025 Term Loan B13 1 mo. USD Term SOFR + 4.25%, 8.41%, 9/19/2030 (a)	12,367,158	12,304,085
Baldwin Insurance Group Holdings LLC 2025 Term Loan B2 3 mo. USD Term SOFR + 2.50%, 6.64%, 5/26/2031 (a)	4,962,563	4,972,909
Broadstreet Partners, Inc. 2024 Term Loan B4 1 mo. USD Term SOFR + 2.75%, 6.91%, 6/13/2031 (a)	50,760,316	50,864,882
Howden Group Holdings Ltd. 2025 USD Term Loan B 1 mo. USD Term SOFR + 2.75%, 6.91%, 2/15/2031 (a)	67,677,828	67,757,687

See accompanying notes to Schedule of Investments.

STATE STREET BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
HUB International Ltd. 2025 Term Loan B 3 mo. USD Term SOFR + 2.25%, 6.58%, 6/20/2030 (a)	$7,063,176	$7,081,470
Sedgwick Claims Management Services, Inc. 2023 Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.66%, 7/31/2031 (a)	36,694,948	36,689,260
Trucordia Insurance Holdings LLC Term Loan B 1 mo. USD Term SOFR + 3.25%, 7.41%, 6/17/2032 (a)	11,575,949	11,619,359
Truist Insurance Holdings LLC:
2024 Term Loan B 3 mo. USD Term SOFR + 2.75%, 6.75%, 5/6/2031 (a)	14,406,553	14,429,100
2nd Lien Term Loan 3 mo. USD Term SOFR + 4.75%, 8.75%, 5/6/2032 (a)	19,448,785	19,840,873
USI, Inc.:
2024 Term Loan C 3 mo. USD Term SOFR + 2.25%, 6.25%, 9/29/2030 (a)	1,611,248	1,610,910
2024 Term Loan D 3 mo. USD Term SOFR + 2.25%, 6.25%, 11/21/2029 (a)	2,278,786	2,278,433
		500,900,079
INTERNET & TELECOM — 2.9%
BEP Intermediate Holdco LLC 2025 Term Loan B 1 mo. USD Term SOFR + 2.75%, 6.91%, 7/25/2031 (a)	1,492,138	1,499,606
CNT Holdings I Corp. 2025 Term Loan 3 mo. USD Term SOFR + 2.25%, 6.56%, 11/8/2032 (a)	5,952,228	5,955,412
Endure Digital, Inc. 2024 CoOp Term Loan 1 mo. USD Term SOFR + 3.50%, 7.84%, 2/10/2028 (a)	52,984,438	38,413,718
ION Trading Technologies SARL 2024 Term Loan B 3 mo. USD Term SOFR + 3.50%, 7.50%, 4/1/2028 (a)	24,342,859	24,369,514
MH Sub I LLC:
2023 Term Loan 3 mo. USD Term SOFR + 4.25%, 8.25%, 5/3/2028 (a)	55,091,221	53,128,596
Security Description	Principal Amount	Value
2024 Term Loan B4 1 mo. USD Term SOFR + 4.25%, 8.41%, 12/31/2031 (a)	$1,999,905	$1,844,912
Plano HoldCo, Inc. Term Loan B 3 mo. USD Term SOFR + 3.50%, 7.50%, 10/2/2031 (a)	875,223	857,719
Proofpoint, Inc.:
2024 Term Loan 1 mo. USD Term SOFR + 3.00%, 7.16%, 8/31/2028 (a)	52,023,931	52,292,895
2025 Fungible Term Loan (b)	9,199,767	9,247,330
PUG LLC 2024 Extended Term Loan B 1 mo. USD Term SOFR + 4.75%, 8.91%, 3/15/2030 (a)	4,766,765	4,736,973
TripAdvisor, Inc. Term Loan 1 mo. USD Term SOFR + 2.75%, 6.91%, 7/8/2031 (a)	11,537,818	11,335,906
		203,682,581
INVESTMENT COMPANIES — 0.1%
AAL Delaware Holdco, Inc. 2025 Term Loan 1 mo. USD Term SOFR + 2.75%, 6.91%, 7/30/2031 (a)	3,430,562	3,442,570
Nexus Buyer LLC 2025 Term Loan B 1 mo. USD Term SOFR + 3.50%, 7.66%, 7/31/2031 (a)	5,972,494	5,965,177
		9,407,747
IT SERVICES — 0.4%
Access CIG LLC 2025 Term Loan 3 mo. USD Term SOFR + 4.00%, 8.03%, 8/18/2032 (a)	29,489,195	29,614,230
LEISURE TIME — 0.3%
19th Holdings Golf LLC 2022 Term Loan B 1 mo. USD Term SOFR + 3.25%, 7.57%, 2/7/2029 (a)	2,563,224	2,558,021
Alterra Mountain Co. 2025 Term Loan B8 1 mo. USD Term SOFR + 2.50%, 6.66%, 5/31/2030 (a)	1,475,734	1,480,353
GBT U.S. III LLC 2025 Term Loan B1 3 mo. USD Term SOFR + 2.50%, 6.81%, 7/25/2031 (a)	3,346,782	3,357,994

See accompanying notes to Schedule of Investments.

STATE STREET BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
LC AHAB U.S. Bidco LLC Term Loan B 1 mo. USD Term SOFR + 3.00%, 7.16%, 5/1/2031 (a)	$12,003,600	$12,014,883
		19,411,251
LODGING — 1.1%
Fertitta Entertainment LLC 2022 Term Loan B 1 mo. USD Term SOFR + 3.25%, 7.41%, 1/27/2029 (a)	59,604,562	59,586,084
Hilton Grand Vacations Borrower LLC 2024 Incremental Term Loan B 1 mo. USD Term SOFR + 2.00%, 6.16%, 1/17/2031 (a)	4,692,730	4,691,417
Turquoise Topco Ltd. Term Loan B (b)	15,163,539	15,192,046
		79,469,547
MACHINERY — 0.7%
Chart Industries, Inc. 2024 Term Loan B 3 mo. USD Term SOFR + 2.50%, 6.79%, 3/15/2030 (a)	119,533	120,355
Clark Equipment Co. 2024 Term Loan 3 mo. USD Term SOFR + 2.00%, 6.00%, 4/20/2029 (a)	876,365	878,284
Columbus McKinnon Corp. 2024 Term Loan 3 mo. USD Term SOFR + 2.50%, 6.50%, 5/14/2028 (a)	680,421	682,122
Pro Mach Group, Inc. 2025 Term Loan B 1 mo. USD Term SOFR + 2.75%, 6.91%, 8/31/2028 (a)	7,588,540	7,611,078
SPX Flow, Inc. 2025 Term Loan 1 mo. USD Term SOFR + 2.75%, 6.91%, 4/5/2029 (a)	4,491,285	4,517,245
TK Elevator Midco GmbH 2025 USD Term Loan B 6 mo. USD Term SOFR + 3.00%, 7.20%, 4/30/2030 (a)	33,098,192	33,217,842
		47,026,926
MACHINERY-CONSTRUCTION & MINING — 0.1%
WEC U.S. Holdings Ltd. 2024 Term Loan 1 mo. USD Term SOFR + 2.25%, 6.53%, 1/27/2031 (a)	5,456,471	5,464,410
Security Description	Principal Amount	Value
MEDIA — 1.8%
Cengage Learning, Inc. 2024 1st Lien Term Loan B 1 mo. USD Term SOFR + 3.50%, 7.70%, 3/24/2031 (a)	$20,199,454	$20,172,084
Charter Communications Operating LLC 2024 Term Loan B5 3 mo. USD Term SOFR + 2.25%, 6.54%, 12/15/2031 (a)	223,800	223,961
Cogeco Communications Finance USA LP 2023 Term Loan B 1 mo. USD Term SOFR + 3.25%, 7.41%, 9/18/2030 (a)	9,230,591	9,227,729
Coral-U.S. Co-Borrower LLC 2021 Term Loan B6 1 mo. USD Term SOFR + 3.00%, 7.27%, 10/15/2029 (a)	2,067,500	2,060,915
DirecTV Financing LLC Term Loan 3 mo. USD Term SOFR + 5.00%, 9.57%, 8/2/2027 (a)	30,424	30,483
Gray Television, Inc. 2021 Term Loan D 1 mo. USD Term SOFR + 3.00%, 7.40%, 12/1/2028 (a)	6,608,673	6,619,512
McGraw-Hill Global Education Holdings LLC 2025 1st Lien Term Loan B 1 mo. USD Term SOFR + 2.75%, 6.91%, 8/6/2031 (a)	5,452,422	5,460,518
MJH Healthcare Holdings LLC 2025 Repriced Term Loan B 1 mo. USD Term SOFR + 2.75%, 6.91%, 1/29/2029 (a)	10,625,067	10,608,492
Nexstar Broadcasting, Inc. 2025 Term Loan B5 1 mo. USD Term SOFR + 2.50%, 6.66%, 6/28/2032 (a)	6,880,000	6,879,381
Radiate Holdco LLC 2025 FLFO Term Loan 1 mo. USD Term SOFR + 3.50%, 7.78%, 9/25/2029 (a)	23,714,555	19,208,790
Virgin Media Bristol LLC:
2020 USD Term Loan Q 1 mo. USD Term SOFR + 3.25%, 7.52%, 1/31/2029 (a)	1,312,195	1,313,206
2023 USD Term Loan Y 6 mo. USD Term SOFR + 3.18%, 7.37%, 3/31/2031 (a)	30,000,000	29,625,000

See accompanying notes to Schedule of Investments.

STATE STREET BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
USD Term Loan N 1 mo. USD Term SOFR + 2.50%, 6.77%, 1/31/2028 (a)	$10,771,580	$10,773,249
		122,203,320
METAL FABRICATE & HARDWARE — 0.1%
Crosby U.S. Acquisition Corp. 2024 1st Lien Term Loan B 1 mo. USD Term SOFR + 3.50%, 7.66%, 8/16/2029 (a)	9,080,227	9,128,489
MISCELLANEOUS MANUFACTURER — 0.2%
Touchdown Acquirer, Inc. 2025 USD Term Loan B 3 mo. USD Term SOFR + 2.75%, 6.95%, 2/21/2031 (a)	12,226,779	12,232,526
PERSONAL PRODUCTS — 0.4%
Opal Bidco SAS USD Term Loan B 3 mo. USD Term SOFR + 3.25%, 7.25%, 4/28/2032 (a)	25,928,607	26,029,080
PHARMACEUTICALS — 2.3%
Elanco Animal Health, Inc. Term Loan B 1 mo. USD Term SOFR + 1.75%, 6.13%, 8/1/2027 (a)	524,258	524,271
Gainwell Acquisition Corp. Term Loan B 3 mo. USD Term SOFR + 4.00%, 8.10%, 10/1/2027 (a)	114,794,710	113,187,584
HLF Financing SARL LLC 2024 8th Amendment Term Loan B 1 mo. USD Term SOFR + 6.75%, 10.91%, 4/12/2029 (a)	17,716,355	18,048,537
Southern Veterinary Partners LLC 2025 Term Loan B 3 mo. USD Term SOFR + 2.50%, 6.82%, 12/4/2031 (a)	30,979,873	30,957,412
		162,717,804
PIPELINES — 1.0%
AL GCX Holdings LLC Term Loan B 1 mo. USD Term SOFR + 2.00%, 6.22%, 5/17/2029 (a)	2,455,877	2,455,496
BIP PipeCo Holdings LLC Term Loan B 3 mo. USD Term SOFR + 2.25%, 6.54%, 12/6/2030 (a)	2,423,185	2,427,426
Colossus Acquireco LLC Term Loan B 3 mo. USD Term SOFR + 1.75%, 5.87%, 7/30/2032 (a)	18,194,877	18,103,903
Security Description	Principal Amount	Value
CQP Holdco LP 2024 1st Lien Term Loan B 3 mo. USD Term SOFR + 2.00%, 6.00%, 12/31/2030 (a)	$420,875	$421,361
Freeport LNG Investments LLLP:
2025 Term Loan B 3 mo. USD Term SOFR + 3.25%, 7.58%, 12/21/2028 (a)	26,102,195	26,146,569
Term Loan B (b)	2,000,000	2,003,400
Oryx Midstream Services Permian Basin LLC 2025 Term Loan B 1 mo. USD Term SOFR + 2.25%, 6.42%, 10/5/2028 (a)	1,772,540	1,774,250
Stonepeak Bayou Holdings LP Term Loan B (b)	5,551,284	5,551,284
TransMontaigne Operating Co. LP Term Loan B 1 mo. USD Term SOFR + 3.25%, 6.82%, 11/17/2028 (a)	11,124,520	11,149,272
Whitewater Matterhorn Holdings LLC 2025 Term Loan B 3 mo. USD Term SOFR + 2.25%, 6.25%, 6/16/2032 (a)	749,045	749,513
		70,782,474
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.0% *
Iron Mountain, Inc. 2023 Term Loan B 1 mo. USD Term SOFR + 2.00%, 6.16%, 1/31/2031 (a)	1,365,513	1,368,073
RETAIL — 9.1%
1011778 B.C. Unlimited Liability Co. 2024 Term Loan B6 1 mo. USD Term SOFR + 1.75%, 5.91%, 9/20/2030 (a)	20,158,918	20,116,887
Boots Group Bidco Ltd. USD Term Loan 3 mo. USD Term SOFR + 3.50%, 7.71%, 8/30/2032 (a)	9,336,052	9,372,976
EG America LLC 2025 USD Repriced Term Loan 3 mo. USD Term SOFR + 3.50%, 7.70%, 2/7/2028 (a)	9,631,217	9,699,117
Flynn Restaurant Group LP 2025 Incremental Term Loan 1 mo. USD Term SOFR + 3.75%, 7.91%, 1/28/2032 (a)	32,145,199	32,233,116

See accompanying notes to Schedule of Investments.

STATE STREET BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Foundation Building Materials Holding Co. LLC 2021 Term Loan 3 mo. USD Term SOFR + 3.25%, 7.71%, 1/31/2028 (a)	$52,254	$52,378
Great Outdoors Group LLC 2025 Term Loan B 1 mo. USD Term SOFR + 3.25%, 7.41%, 1/23/2032 (a)	101,883,822	101,960,235
Harbor Freight Tools USA, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 2.25%, 6.41%, 6/11/2031 (a)	62,142,629	61,129,704
IRB Holding Corp. 2024 1st Lien Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.66%, 12/15/2027 (a)	30,846,102	30,886,973
Johnstone Supply LLC Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.64%, 6/9/2031 (a)	611,729	611,347
K-Mac Holdings Corp. 2025 Add-on Term Loan 1 mo. USD Term SOFR + 3.25%, 7.41%, 7/21/2028 (a)	1,011,338	1,018,291
LBM Acquisition LLC 2024 Incremental Term Loan B 1 mo. USD Term SOFR + 3.75%, 7.99%, 6/6/2031 (a)	11,756,954	11,495,715
Michaels Cos., Inc. 2021 Term Loan B 3 mo. USD Term SOFR + 4.25%, 8.51%, 4/17/2028 (a)	64,857,283	61,418,874
Park River Holdings, Inc. Term Loan 3 mo. USD Term SOFR + 3.25%, 7.80%, 12/28/2027 (a)	18,448,981	18,472,042
Peer Holding III BV:
2025 USD Term Loan B (b)	8,666,667	8,685,647
2025 USD Term Loan B4B 3 mo. USD Term SOFR + 2.50%, 6.50%, 10/28/2030 (a)	731,665	733,443
2025 USD Term Loan B5B 3 mo. USD Term SOFR + 2.50%, 6.50%, 7/1/2031 (a)	8,584,834	8,604,536
Petco Health & Wellness Co., Inc. 2021 Term Loan B 3 mo. USD Term SOFR + 3.25%, 7.51%, 3/3/2028 (a)	78,887,904	77,018,261
PetSmart, Inc. 2025 USD Term Loan B 1 mo. USD Term SOFR + 4.00%, 8.14%, 8/18/2032 (a)	41,075,952	40,511,363
Security Description	Principal Amount	Value
QXO, Inc. Term Loan B 1 mo. USD Term SOFR + 3.00%, 7.16%, 4/30/2032 (a)	$536,373	$541,474
Restoration Hardware, Inc.:
2022 Incremental Term Loan 1 mo. USD Term SOFR + 3.25%, 7.51%, 10/20/2028 (a)	3,956,613	3,883,040
Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.78%, 10/20/2028 (a)	30,355,976	29,618,174
Spencer Spirit IH LLC 2024 Term Loan B 1 mo. USD Term SOFR + 4.75%, 8.97%, 7/15/2031 (a)	4,939,275	4,947,524
Staples, Inc. 2024 Term Loan B 3 mo. USD Term SOFR + 5.75%, 10.05%, 9/4/2029 (a)	36,279,563	34,495,878
Tacala LLC 2025 Repriced Term Loan B (b)	12,547,369	12,617,948
Whatabrands LLC 2024 1st Lien Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.66%, 8/3/2028 (a)	25,310,457	25,358,800
White Cap Buyer LLC 2024 Term Loan B 1 mo. USD Term SOFR + 3.25%, 7.42%, 10/19/2029 (a)	31,308,489	31,350,285
		636,834,028
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.3%
Instructure Holdings, Inc.:
2024 2nd Lien Term Loan 6 mo. USD Term SOFR + 5.00%, 9.21%, 11/12/2032 (a)	5,880,000	5,967,289
2025 Repriced Term Loan 3 mo. USD Term SOFR + 2.75%, 6.75%, 11/13/2031 (a)	16,965,106	16,960,440
MKS Instruments, Inc. 2025 USD Repriced Term Loan 1 mo. USD Term SOFR + 2.00%, 6.17%, 8/17/2029 (a)	11,084	11,106
		22,938,835
SHIPBUILDING — 0.1%
LSF11 Trinity Bidco, Inc. 2025 Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.65%, 6/14/2030 (a)	5,651,533	5,662,130

See accompanying notes to Schedule of Investments.

STATE STREET BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
SOFTWARE — 17.1%
Apttus Corp. 2024 Term Loan B 3 mo. USD Term SOFR + 3.50%, 7.81%, 5/8/2028 (a)	$2,901,583	$2,872,567
Ascend Learning LLC 2025 Repriced Term Loan B 3 mo. USD Term SOFR + 3.00%, 7.16%, 12/11/2028 (a)	16,556,967	16,557,795
AthenaHealth Group, Inc. 2022 Term Loan B 1 mo. USD Term SOFR + 2.75%, 6.91%, 2/15/2029 (a)	70,944,959	70,893,169
BCPE Pequod Buyer, Inc. USD Term Loan B 1 mo. USD Term SOFR + 3.00%, 7.16%, 11/25/2031 (a)	9,256,918	9,284,179
Boxer Parent Co., Inc.:
2024 2nd Lien Term Loan 3 mo. USD Term SOFR + 5.75%, 9.95%, 7/30/2032 (a)	53,648,256	52,391,009
2025 USD Term Loan B 3 mo. USD Term SOFR + 3.00%, 7.20%, 7/30/2031 (a)	62,219,978	62,190,735
Cast & Crew Payroll LLC 2021 Incremental Term Loan 1 mo. USD Term SOFR + 3.75%, 7.91%, 12/29/2028 (a)	13,091,416	11,891,718
Central Parent, Inc. 2024 Term Loan B 3 mo. USD Term SOFR + 3.25%, 7.25%, 7/6/2029 (a)	96,909,940	84,073,734
Cloud Software Group, Inc.:
2024 1st Lien Term Loan B (b)	1,375,000	1,380,782
2025 Term Loan B (2031) 3 mo. USD Term SOFR + 3.25%, 7.25%, 3/21/2031 (a)	24,521,575	24,641,976
2025 Term Loan B (2032) 3 mo. USD Term SOFR + 3.25%, 7.25%, 8/13/2032 (a)	81,821,367	82,165,426
Cloudera, Inc. 2021 Term Loan (b)	1,859,679	1,834,489
CoreLogic, Inc. Term Loan 1 mo. USD Term SOFR + 3.50%, 7.78%, 6/2/2028 (a)	69,635,578	69,766,145
Cornerstone OnDemand, Inc. 2021 Term Loan 1 mo. USD Term SOFR + 3.75%, 8.03%, 10/16/2028 (a)	47,268,672	45,651,374
Security Description	Principal Amount	Value
Cotiviti Corp.:
2024 Term Loan 1 mo. USD Term SOFR + 2.75%, 7.03%, 5/1/2031 (a)	$58,091,732	$57,171,849
2025 2nd Amendment Term Loan 1 mo. USD Term SOFR + 2.75%, 7.03%, 3/26/2032 (a)	26,603,656	26,171,346
DCert Buyer, Inc. 2021 2nd Lien Term Loan 1 mo. USD Term SOFR + 7.00%, 11.16%, 2/19/2029 (a)	6,575,152	5,999,826
Disco Parent, Inc. 2025 Term Loan B 3 mo. USD Term SOFR + 3.25%, 7.48%, 8/6/2032 (a)	4,917,314	4,941,901
ECI Macola Max Holding LLC 2025 Term Loan 3 mo. USD Term SOFR + 2.75%, 6.75%, 5/9/2030 (a)	56,780	56,851
Epicor Software Corp. 2024 Term Loan F 1 mo. USD Term SOFR + 2.50%, 6.66%, 5/30/2031 (a)	15,461,020	15,498,203
EverCommerce, Inc. Term Loan B 1 mo. USD Term SOFR + 2.25%, 6.41%, 7/7/2031 (a)	954,609	954,461
Finastra USA, Inc. 2025 1st Lien Term Loan 3 mo. USD Term SOFR + 4.00%, 8.04%, 7/30/2032 (a)	75,284,528	75,056,040
Genesys Cloud Services Holdings II LLC 2025 USD Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.66%, 1/30/2032 (a)	30,626,408	30,470,060
Ivanti Software, Inc.:
2025 1st Lien Term Loan 3 mo. USD Term SOFR + 4.75%, 9.05%, 6/1/2029 (a)	19,607,006	16,381,653
2025 2nd Lien Term Loan 3 mo. USD Term SOFR + 7.25%, 11.81%, 6/1/2029 (a)	6,756,545	3,146,016
Javelin Buyer, Inc. 2025 Term Loan 3 mo. USD Term SOFR + 2.75%, 7.06%, 12/5/2031 (a)	14,807,056	14,807,056
Kaseya, Inc. 2025 1st Lien Term Loan B 1 mo. USD Term SOFR + 3.25%, 7.41%, 3/20/2032 (a)	10,179,404	10,206,023

See accompanying notes to Schedule of Investments.

STATE STREET BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Mitchell International, Inc. 2024 1st Lien Term Loan 1 mo. USD Term SOFR + 3.25%, 7.41%, 6/17/2031 (a)	$34,532,113	$34,539,538
Modena Buyer LLC Term Loan 3 mo. USD Term SOFR + 4.50%, 8.81%, 7/1/2031 (a)	39,485,029	39,047,930
Particle Investments SARL 2024 Term Loan B 1 mo. USD Term SOFR + 3.75%, 7.91%, 3/28/2031 (a)	2,306,314	2,319,298
Planview Parent, Inc. 2024 1st Lien Term Loan 3 mo. USD Term SOFR + 3.50%, 7.50%, 12/17/2027 (a)	19,583,360	19,326,329
PointClickCare Technologies, Inc. 2025 Term Loan B 3 mo. USD Term SOFR + 2.75%, 6.75%, 11/3/2031 (a)	14,242,797	14,275,698
Polaris Newco LLC USD Term Loan B 3 mo. USD Term SOFR + 3.75%, 8.57%, 6/2/2028 (a)	59,532,992	57,503,215
Project Alpha Intermediate Holding, Inc.:
2024 1st Lien Term Loan B 3 mo. USD Term SOFR + 3.25%, 7.25%, 10/26/2030 (a)	26,369,462	26,472,831
2025 2nd Lien Incremental Term Loan 3 mo. USD Term SOFR + 5.00%, 9.00%, 5/9/2033 (a)	14,653,179	14,579,913
Project Boost Purchaser LLC 2025 Refinancing Term Loan 3 mo. USD Term SOFR + 2.75%, 7.07%, 7/16/2031 (a)	28,267,924	28,221,847
Project Leopard Holdings, Inc. 2022 USD Term Loan B 3 mo. USD Term SOFR + 5.25%, 9.66%, 7/20/2029 (a)	16,281,729	14,731,546
Project Ruby Ultimate Parent Corp. 2025 Term Loan B 1 mo. USD Term SOFR + 2.75%, 7.03%, 3/10/2028 (a)	17,545,634	17,575,374
Quartz Acquireco LLC 2025 Term Loan B (b)	4,987,277	4,983,138
RealPage, Inc. 1st Lien Term Loan 3 mo. USD Term SOFR + 3.00%, 7.26%, 4/24/2028 (a)	53,454,478	53,383,384
Security Description	Principal Amount	Value
Rocket Software, Inc. 2023 USD Term Loan B 1 mo. USD Term SOFR + 3.75%, 7.91%, 11/28/2028 (a)	$44,420,182	$44,568,323
Skopima Merger Sub, Inc. 2024 Repriced Term Loan 1 mo. USD Term SOFR + 3.75%, 7.91%, 5/12/2028 (a)	5,957,176	5,076,646
Sovos Compliance LLC 2025 Repriced Term Loan B 1 mo. USD Term SOFR + 3.25%, 7.41%, 8/13/2029 (a)	13,142,457	13,178,336
VS Buyer LLC 2025 Term Loan B 3 mo. USD Term SOFR + 2.25%, 6.56%, 4/12/2031 (a)	7,781,867	7,786,731
Waystar Technologies, Inc. 2025 Term Loan B 1 mo. USD Term SOFR + 2.00%, 6.16%, 10/22/2029 (a)	1,760,475	1,763,776
		1,195,790,236
TOTAL SENIOR FLOATING RATE LOANS (Cost $6,145,763,796)		6,154,414,802
	Shares
COMMON STOCKS — 0.4%
AEROSPACE & DEFENSE — 0.1%
Flame Newco LLC (c) (d)	230,071	4,371,349
ENTERTAINMENT — 0.3%
Cineworld Group PLC (c) (d)	1,063,146	23,211,667
HEALTH CARE PROVIDERS & SERVICES — 0.0% *
Envision Healthcare Corp. (c) (d)	154,531	2,478,986
TOTAL COMMON STOCKS (Cost $28,818,460)		30,062,002
	Principal Amount
CORPORATE BONDS & NOTES — 8.8%
ADVERTISING — 0.1%
Clear Channel Outdoor Holdings, Inc.:
7.50%, 6/1/2029 (e)	$2,080,000	2,020,783
7.75%, 4/15/2028 (e)	1,692,000	1,689,614
Dotdash Meredith, Inc. 7.63%, 6/15/2032 (e)	770,000	761,083
Lamar Media Corp. 3.75%, 2/15/2028	1,000,000	973,880
		5,445,360

See accompanying notes to Schedule of Investments.

STATE STREET BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
AEROSPACE & DEFENSE — 0.3%
AAR Escrow Issuer LLC 6.75%, 3/15/2029 (e)	$1,514,000	$1,561,403
Bombardier, Inc. 7.45%, 5/1/2034 (e)	8,821,000	9,772,786
TransDigm, Inc. 6.38%, 3/1/2029 (e)	9,760,000	9,983,309
		21,317,498
AIRLINES — 0.1%
JetBlue Airways Corp./JetBlue Loyalty LP 9.88%, 9/20/2031 (e)	5,552,000	5,634,614
APPAREL — 0.0% *
Wolverine World Wide, Inc. 4.00%, 8/15/2029 (e)	3,100,000	2,834,609
AUTO MANUFACTURERS — 0.0% *
Allison Transmission, Inc. 3.75%, 1/30/2031 (e)	342,000	315,919
Aston Martin Capital Holdings Ltd. 10.00%, 3/31/2029 (e)	1,180,000	1,154,559
JB Poindexter & Co., Inc. 8.75%, 12/15/2031 (e)	880,000	922,918
Wabash National Corp. 4.50%, 10/15/2028 (e)	170,000	157,682
		2,551,078
AUTO PARTS & EQUIPMENT — 0.3%
Adient Global Holdings Ltd. 7.50%, 2/15/2033 (e)	3,909,000	4,047,769
Forvia SE:
6.75%, 9/15/2033 (e)	820,000	831,423
8.00%, 6/15/2030 (e)	3,030,000	3,208,952
Garrett Motion Holdings, Inc./Garrett LX I SARL 7.75%, 5/31/2032 (e)	4,536,000	4,756,812
Goodyear Tire & Rubber Co. 6.63%, 7/15/2030	3,189,000	3,235,591
Qnity Electronics, Inc.:
5.75%, 8/15/2032 (e)	429,000	432,728
6.25%, 8/15/2033 (e)	834,000	852,582
Tenneco, Inc. 8.00%, 11/17/2028 (e)	1,330,000	1,331,756
ZF North America Capital, Inc. 6.88%, 4/23/2032 (e)	1,690,000	1,619,138
		20,316,751
BANKS — 0.0% *
Freedom Mortgage Corp. 12.25%, 10/1/2030 (e)	1,189,000	1,326,020
CHEMICALS — 0.1%
Chemours Co.:
5.75%, 11/15/2028 (e)	1,030,000	1,005,445
8.00%, 1/15/2033 (e)	1,050,000	1,045,138
Security Description	Principal Amount	Value
CVR Partners LP/CVR Nitrogen Finance Corp. 6.13%, 6/15/2028 (e)	$1,903,000	$1,901,573
INEOS Finance PLC 7.50%, 4/15/2029 (e)	500,000	489,925
INEOS Quattro Finance 2 PLC 9.63%, 3/15/2029 (e)	714,000	709,802
Solstice Advanced Materials, Inc. 5.63%, 9/30/2033 (e)	623,000	624,726
Tronox, Inc. 4.63%, 3/15/2029 (e)	590,000	385,175
		6,161,784
COAL — 0.1%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp. 8.63%, 6/15/2029 (e)	2,260,000	2,394,357
SunCoke Energy, Inc. 4.88%, 6/30/2029 (e)	3,230,000	3,019,985
		5,414,342
COMMERCIAL SERVICES — 0.4%
Adtalem Global Education, Inc. 5.50%, 3/1/2028 (e)	1,209,000	1,206,485
Albion Financing 1 SARL/Aggreko Holdings, Inc. 7.00%, 5/21/2030 (e)	971,000	1,004,946
Alta Equipment Group, Inc. 9.00%, 6/1/2029 (e)	210,000	196,239
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
8.25%, 1/15/2030 (e)	747,000	774,676
8.38%, 6/15/2032 (e)	7,053,000	7,389,217
Carriage Services, Inc. 4.25%, 5/15/2029 (e)	2,260,000	2,136,423
Cimpress PLC 7.38%, 9/15/2032 (e)	2,609,000	2,607,278
Clarivate Science Holdings Corp. 4.88%, 7/1/2029 (e)	1,350,000	1,275,750
Dcli Bidco LLC 7.75%, 11/15/2029 (e)	780,000	810,654
Deluxe Corp. 8.00%, 6/1/2029 (e)	3,169,000	3,162,535
Hertz Corp.:
5.00%, 12/1/2029 (e)	2,220,000	1,769,318
12.63%, 7/15/2029 (e)	1,169,000	1,238,976
PROG Holdings, Inc. 6.00%, 11/15/2029 (e)	2,290,000	2,250,360
RR Donnelley & Sons Co. 9.50%, 8/1/2029 (e)	1,150,000	1,179,130
Veritiv Operating Co. 10.50%, 11/30/2030 (e)	940,000	1,008,902

See accompanying notes to Schedule of Investments.

STATE STREET BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
ZipRecruiter, Inc. 5.00%, 1/15/2030 (e)	$3,160,000	$2,545,001
		30,555,890
COMPUTERS — 0.0% *
Conduent Business Services LLC/Conduent State & Local Solutions, Inc. 6.00%, 11/1/2029 (e)	67,000	64,716
Crane NXT Co. 4.20%, 3/15/2048	321,000	214,438
Science Applications International Corp. 4.88%, 4/1/2028 (e)	1,830,000	1,813,804
		2,092,958
CONSTRUCTION MATERIALS — 0.1%
AmeriTex HoldCo Intermediate LLC 7.63%, 8/15/2033 (e)	696,000	725,016
Griffon Corp. 5.75%, 3/1/2028	1,651,000	1,650,043
Smyrna Ready Mix Concrete LLC 8.88%, 11/15/2031 (e)	1,390,000	1,468,271
		3,843,330
DISTRIBUTION & WHOLESALE — 0.0% *
RB Global Holdings, Inc. 6.75%, 3/15/2028 (e)	900,000	920,565
DIVERSIFIED FINANCIAL SERVICES — 1.0%
AG Issuer LLC 6.25%, 3/1/2028 (e)	1,150,000	1,152,311
Ally Financial, Inc. 6.70%, 2/14/2033	1,120,000	1,168,418
Aretec Group, Inc. 10.00%, 8/15/2030 (e)	800,000	872,824
Atlanticus Holdings Corp. 9.75%, 9/1/2030 (e)	2,262,000	2,250,328
Azorra Finance Ltd. 7.25%, 1/15/2031 (e)	992,000	1,032,682
Burford Capital Global Finance LLC:
6.88%, 4/15/2030 (e)	1,033,000	1,038,465
7.50%, 7/15/2033 (e)	2,461,000	2,507,931
9.25%, 7/1/2031 (e)	594,000	631,333
Credit Acceptance Corp. 6.63%, 3/15/2030 (e)	1,662,000	1,664,709
Encore Capital Group, Inc. 6.63%, 4/15/2031 (e) (f)	2,127,000	2,120,109
Enova International, Inc. 9.13%, 8/1/2029 (e)	5,147,000	5,391,688
Freedom Mortgage Holdings LLC 8.38%, 4/1/2032 (e)	1,695,000	1,776,106
goeasy Ltd.:
6.88%, 5/15/2030 (e)	4,560,000	4,536,060
7.38%, 10/1/2030 (e)	2,980,000	3,006,164
Security Description	Principal Amount	Value
7.63%, 7/1/2029 (e)	$2,186,000	$2,217,260
Jane Street Group/JSG Finance, Inc. 6.75%, 5/1/2033 (e)	2,524,000	2,622,815
Jefferies Finance LLC/JFIN Co-Issuer Corp.:
5.00%, 8/15/2028 (e)	723,000	698,910
6.63%, 10/15/2031 (e)	450,000	453,195
Jefferson Capital Holdings LLC:
8.25%, 5/15/2030 (e)	830,000	870,529
9.50%, 2/15/2029 (e)	110,000	116,173
Navient Corp. 9.38%, 7/25/2030	2,777,000	3,068,252
OneMain Finance Corp.:
6.50%, 3/15/2033	651,000	652,016
6.63%, 5/15/2029	6,226,000	6,407,363
Osaic Holdings, Inc. 6.75%, 8/1/2032 (e)	9,000	9,284
PennyMac Financial Services, Inc.:
4.25%, 2/15/2029 (e)	834,000	807,554
5.75%, 9/15/2031 (e)	340,000	337,396
6.75%, 2/15/2034 (e)	3,748,000	3,824,796
6.88%, 5/15/2032 (e)	1,583,000	1,640,922
6.88%, 2/15/2033 (e)	482,000	498,007
7.88%, 12/15/2029 (e)	769,000	816,240
PRA Group, Inc. 5.00%, 10/1/2029 (e)	80,000	74,531
Rfna LP 7.88%, 2/15/2030 (e)	750,000	769,357
SLM Corp. 6.50%, 1/31/2030	1,323,000	1,379,069
Stonex Escrow Issuer LLC 6.88%, 7/15/2032 (e)	2,794,000	2,877,960
StoneX Group, Inc. 7.88%, 3/1/2031 (e)	702,000	740,315
Synchrony Financial 7.25%, 2/2/2033	4,234,000	4,518,567
TrueNoord Capital DAC 8.75%, 3/1/2030 (e)	740,000	786,183
United Wholesale Mortgage LLC 5.50%, 4/15/2029 (e)	1,050,000	1,037,316
UWM Holdings LLC 6.63%, 2/1/2030 (e)	880,000	895,233
		67,268,371
ELECTRIC — 0.0% *
Leeward Renewable Energy Operations LLC 4.25%, 7/1/2029 (e)	359,000	338,483
PG&E Corp. 5.00%, 7/1/2028	2,560,000	2,536,013
		2,874,496

See accompanying notes to Schedule of Investments.

STATE STREET BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
ELECTRONICS — 0.0% *
Sensata Technologies BV 4.00%, 4/15/2029 (e)	$1,058,000	$1,016,019
ENGINEERING & CONSTRUCTION — 0.1%
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners C 7.88%, 2/3/2030 (e)	750,000	770,445
Brundage-Bone Concrete Pumping Holdings, Inc. 7.50%, 2/1/2032 (e)	2,391,000	2,416,034
Dycom Industries, Inc. 4.50%, 4/15/2029 (e)	270,000	263,660
TopBuild Corp. 3.63%, 3/15/2029 (e)	990,000	949,509
Tutor Perini Corp. 11.88%, 4/30/2029 (e)	2,261,000	2,534,106
		6,933,754
ENTERTAINMENT — 0.2%
Banijay Entertainment SAS 8.13%, 5/1/2029 (e)	730,000	759,463
Churchill Downs, Inc. 4.75%, 1/15/2028 (e)	3,016,000	2,978,360
Great Canadian Gaming Corp./Raptor LLC 8.75%, 11/15/2029 (e)	780,000	771,108
Voyager Parent LLC 9.25%, 7/1/2032 (e)	1,269,000	1,341,967
Warnermedia Holdings, Inc. 4.28%, 3/15/2032	2,847,000	2,610,158
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 7.13%, 2/15/2031 (e)	2,510,000	2,707,211
		11,168,267
ENVIRONMENTAL CONTROL — 0.1%
Clean Harbors, Inc. 5.75%, 10/15/2033 (e) (f)	771,000	777,923
Enviri Corp. 5.75%, 7/31/2027 (e)	2,686,000	2,662,041
		3,439,964
FOOD — 0.1%
Post Holdings, Inc.:
4.50%, 9/15/2031 (e)	159,000	148,729
4.63%, 4/15/2030 (e)	7,438,000	7,173,282
United Natural Foods, Inc. 6.75%, 10/15/2028 (e)	650,000	649,057
		7,971,068
GAS — 0.0% *
AmeriGas Partners LP/AmeriGas Finance Corp. 9.50%, 6/1/2030 (e)	1,328,000	1,390,748
Security Description	Principal Amount	Value
Venture Global Plaquemines LNG LLC 7.75%, 5/1/2035 (e)	$90,000	$101,595
		1,492,343
HEALTH CARE SERVICES — 0.3%
Charles River Laboratories International, Inc. 3.75%, 3/15/2029 (e)	1,690,000	1,602,086
CHS/Community Health Systems, Inc.:
6.13%, 4/1/2030 (e)	2,150,000	1,559,180
6.88%, 4/15/2029 (e)	2,210,000	1,757,414
Encompass Health Corp. 4.50%, 2/1/2028	10,034,000	9,947,708
Global Medical Response, Inc. 7.38%, 10/1/2032 (e)	612,000	630,054
MPH Acquisition Holdings LLC 5.75%, 12/31/2030 (e)	880,000	768,090
Star Parent, Inc. 9.00%, 10/1/2030 (e)	920,000	974,446
		17,238,978
HOLDING COMPANIES-DIVERSIFIED — 0.0% *
Stena International SA 7.25%, 1/15/2031 (e)	1,070,000	1,087,794
HOME BUILDERS — 0.2%
Ashton Woods USA LLC/Ashton Woods Finance Co. 6.88%, 8/1/2033 (e)	1,030,000	1,038,879
Beazer Homes USA, Inc.:
7.25%, 10/15/2029	770,000	783,044
7.50%, 3/15/2031 (e)	650,000	659,880
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC 4.88%, 2/15/2030 (e)	1,210,000	1,135,355
Taylor Morrison Communities, Inc. 5.75%, 1/15/2028 (e)	8,150,000	8,266,789
Tri Pointe Homes, Inc. 5.70%, 6/15/2028	759,000	773,322
		12,657,269
HOME FURNISHINGS — 0.0% *
Somnigroup International, Inc.:
3.88%, 10/15/2031 (e)	721,000	660,912
4.00%, 4/15/2029 (e)	2,529,000	2,427,157
		3,088,069
INSURANCE — 0.0% *
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC 7.88%, 11/1/2029 (e)	830,000	866,030

See accompanying notes to Schedule of Investments.

STATE STREET BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Nassau Cos., of New York 7.88%, 7/15/2030 (e)	$721,000	$737,093
		1,603,123
INTERNET — 0.3%
Acuris Finance U.S., Inc./Acuris Finance SARL 9.00%, 8/1/2029 (e)	1,200,000	1,253,796
Cars.com, Inc. 6.38%, 11/1/2028 (e)	1,680,000	1,676,002
Go Daddy Operating Co. LLC/GD Finance Co., Inc. 3.50%, 3/1/2029 (e)	3,500,000	3,318,070
Rakuten Group, Inc. 9.75%, 4/15/2029 (e)	3,715,000	4,178,929
Wayfair LLC 7.75%, 9/15/2030 (e)	8,540,000	8,968,195
		19,394,992
INVESTMENT COMPANY SECURITIES — 0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
9.00%, 6/15/2030	3,154,000	3,039,510
9.75%, 1/15/2029	1,000	1,005
10.00%, 11/15/2029 (e)	4,762,000	4,788,286
Prospect Capital Corp. 3.44%, 10/15/2028	1,867,000	1,676,641
		9,505,442
IRON/STEEL — 0.1%
Cleveland-Cliffs, Inc.:
7.38%, 5/1/2033 (e)	634,000	647,092
7.50%, 9/15/2031 (e)	2,448,000	2,522,664
7.63%, 1/15/2034 (e)	1,976,000	2,036,149
Mineral Resources Ltd. 7.00%, 4/1/2031 (e) (f)	1,740,000	1,762,046
		6,967,951
IT SERVICES — 0.0% *
Seagate Data Storage Technology Pte. Ltd. 9.63%, 12/1/2032 (e)	1,060,000	1,201,892
LODGING — 0.2%
Hilton Domestic Operating Co., Inc.:
3.75%, 5/1/2029 (e)	3,847,000	3,700,699
5.88%, 4/1/2029 (e)	166,000	169,383
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 5.00%, 6/1/2029 (e)	3,330,000	3,202,095
Travel & Leisure Co.:
4.63%, 3/1/2030 (e)	984,000	948,950
6.13%, 9/1/2033 (e)	1,855,000	1,851,475
Security Description	Principal Amount	Value
Wyndham Hotels & Resorts, Inc. 4.38%, 8/15/2028 (e)	$1,927,000	$1,882,428
		11,755,030
MACHINERY, CONSTRUCTION & MINING — 0.1%
BWX Technologies, Inc. 4.13%, 4/15/2029 (e)	4,523,000	4,384,777
MACHINERY-DIVERSIFIED — 0.0% *
ATS Corp. 4.13%, 12/15/2028 (e)	18,000	17,263
Mueller Water Products, Inc. 4.00%, 6/15/2029 (e)	744,000	716,822
		734,085
MEDIA — 0.2%
CSC Holdings LLC:
6.50%, 2/1/2029 (e)	1,190,000	879,029
11.75%, 1/31/2029 (e)	2,370,000	1,999,782
4.13%, 12/1/2030 (e)	780,000	510,955
Directv Financing LLC/Directv Financing Co-Obligor, Inc. 10.00%, 2/15/2031 (e)	3,041,000	3,042,308
Gray Media, Inc.:
4.75%, 10/15/2030 (e)	3,992,000	3,059,828
5.38%, 11/15/2031 (e)	1,700,000	1,276,836
9.63%, 7/15/2032 (e)	331,000	337,988
Sinclair Television Group, Inc. 5.50%, 3/1/2030 (e)	1,000,000	845,440
Univision Communications, Inc. 8.50%, 7/31/2031 (e)	3,000,000	3,099,210
Virgin Media Finance PLC 5.00%, 7/15/2030 (e)	982,000	911,551
		15,962,927
METAL FABRICATE & HARDWARE — 0.1%
Park-Ohio Industries, Inc. 8.50%, 8/1/2030 (e)	1,200,000	1,243,236
Roller Bearing Co. of America, Inc. 4.38%, 10/15/2029 (e)	2,820,000	2,741,914
		3,985,150
MINING — 0.0% *
Compass Minerals International, Inc. 8.00%, 7/1/2030 (e)	402,000	420,625
Fortescue Treasury Pty. Ltd. 4.50%, 9/15/2027 (e)	1,990,000	1,979,831
Taseko Mines Ltd. 8.25%, 5/1/2030 (e)	371,000	392,763
		2,793,219
MISCELLANEOUS MANUFACTURER — 0.0% *
Axon Enterprise, Inc. 6.13%, 3/15/2030 (e)	2,000,000	2,056,080

See accompanying notes to Schedule of Investments.

STATE STREET BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
OFFICE & BUSINESS EQUIPMENT — 0.1%
Pitney Bowes, Inc.:
6.88%, 3/15/2027 (e)	$150,000	$150,753
7.25%, 3/15/2029 (e)	3,850,000	3,904,631
		4,055,384
OIL & GAS — 1.0%
Baytex Energy Corp. 8.50%, 4/30/2030 (e)	4,310,000	4,434,861
BKV Upstream Midstream LLC 7.50%, 10/15/2030 (e)	587,000	586,571
California Resources Corp.:
7.00%, 1/15/2034 (e) (f)	2,976,000	2,956,983
8.25%, 6/15/2029 (e)	2,958,000	3,086,200
Civitas Resources, Inc. 9.63%, 6/15/2033 (e)	1,250,000	1,322,350
CNX Resources Corp.:
6.00%, 1/15/2029 (e)	6,455,000	6,473,268
7.38%, 1/15/2031 (e)	610,000	631,008
Comstock Resources, Inc. 6.75%, 3/1/2029 (e)	2,000,000	1,996,720
CVR Energy, Inc. 8.50%, 1/15/2029 (e)	5,572,000	5,700,212
Diamond Foreign Asset Co./Diamond Finance LLC 8.50%, 10/1/2030 (e)	780,000	827,190
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (e)	3,689,000	3,787,754
Hilcorp Energy I LP/Hilcorp Finance Co.:
6.88%, 5/15/2034 (e)	1,570,000	1,515,191
7.25%, 2/15/2035 (e)	410,000	401,185
8.38%, 11/1/2033 (e)	560,000	587,843
Karoon USA Finance, Inc. 10.50%, 5/14/2029 (e)	1,730,000	1,810,877
Kraken Oil & Gas Partners LLC 7.63%, 8/15/2029 (e)	810,000	804,233
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp. 6.88%, 12/1/2032 (e)	2,257,000	2,323,514
Murphy Oil Corp. 6.00%, 10/1/2032	770,000	759,520
Northern Oil & Gas, Inc. 8.75%, 6/15/2031 (e)	790,000	816,165
PBF Holding Co. LLC/PBF Finance Corp.:
7.88%, 9/15/2030 (e)	2,369,000	2,339,530
9.88%, 3/15/2030 (e)	4,601,000	4,821,112
Precision Drilling Corp. 6.88%, 1/15/2029 (e)	2,260,000	2,272,114
Sunoco LP/Sunoco Finance Corp. 4.50%, 5/15/2029	1,766,000	1,723,086
Talos Production, Inc. 9.38%, 2/1/2031 (e)	3,242,000	3,381,568
Security Description	Principal Amount	Value
Transocean International Ltd.:
7.88%, 10/15/2032 (e) (f)	$18,000	$18,000
8.25%, 5/15/2029 (e)	5,300,000	5,230,994
Valaris Ltd. 8.38%, 4/30/2030 (e)	6,220,000	6,454,681
Wildfire Intermediate Holdings LLC 7.50%, 10/15/2029 (e)	830,000	841,902
		67,904,632
OIL & GAS SERVICES — 0.2%
Tidewater, Inc. 9.13%, 7/15/2030 (e)	3,426,000	3,672,090
USA Compression Partners LP/USA Compression Finance Corp.:
6.25%, 10/1/2033 (e)	672,000	674,580
7.13%, 3/15/2029 (e)	4,583,000	4,733,414
Viridien 10.00%, 10/15/2030 (e)	225,000	231,109
Weatherford International Ltd. 6.75%, 10/15/2033 (e) (f)	3,903,000	3,906,513
		13,217,706
PACKAGING & CONTAINERS — 0.2%
Cascades, Inc./Cascades USA, Inc.:
5.38%, 1/15/2028 (e)	1,754,000	1,738,652
6.75%, 7/15/2030 (e)	2,280,000	2,321,428
Mauser Packaging Solutions Holding Co. 7.88%, 4/15/2027 (e)	2,830,000	2,861,300
OI European Group BV 4.75%, 2/15/2030 (e)	2,050,000	1,956,930
TriMas Corp. 4.13%, 4/15/2029 (e)	2,060,000	1,992,102
		10,870,412
PHARMACEUTICALS — 0.1%
HLF Financing SARL LLC/Herbalife International, Inc. 4.88%, 6/1/2029 (e)	3,860,000	3,392,747
PIPELINES — 0.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.38%, 6/15/2029 (e)	5,720,000	5,698,722
5.75%, 10/15/2033 (e)	1,260,000	1,254,847
Buckeye Partners LP 4.50%, 3/1/2028 (e)	1,810,000	1,787,520
Delek Logistics Partners LP/Delek Logistics Finance Corp.:
7.38%, 6/30/2033 (e)	3,097,000	3,152,250
8.63%, 3/15/2029 (e)	3,799,000	3,962,661

See accompanying notes to Schedule of Investments.

STATE STREET BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Hess Midstream Operations LP:
4.25%, 2/15/2030 (e)	$77,000	$74,708
5.13%, 6/15/2028 (e)	923,000	922,095
5.88%, 3/1/2028 (e)	839,000	854,991
6.50%, 6/1/2029 (e)	370,000	381,722
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.13%, 2/15/2029 (e)	880,000	902,396
Venture Global LNG, Inc. 9.50%, 2/1/2029 (e)	3,000,000	3,307,770
		22,299,682
REAL ESTATE — 0.0% *
Howard Hughes Corp. 4.13%, 2/1/2029 (e)	2,119,000	2,032,841
REAL ESTATE INVESTMENT TRUSTS — 0.6%
Apollo Commercial Real Estate Finance, Inc. 4.63%, 6/15/2029 (e)	2,820,000	2,711,797
Arbor Realty SR, Inc. 7.88%, 7/15/2030 (e)	783,000	823,356
Brandywine Operating Partnership LP 8.88%, 4/12/2029	2,310,000	2,511,778
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC 4.50%, 4/1/2027 (e)	850,000	835,558
Diversified Healthcare Trust:
4.38%, 3/1/2031	2,820,000	2,492,401
4.75%, 2/15/2028	3,172,000	3,023,233
7.25%, 10/15/2030 (e)	464,000	471,651
Iron Mountain, Inc. 4.88%, 9/15/2029 (e)	750,000	738,450
MPT Operating Partnership LP/MPT Finance Corp. 4.63%, 8/1/2029	9,900,000	8,200,071
RHP Hotel Properties LP/RHP Finance Corp. 4.50%, 2/15/2029 (e)	4,000,000	3,921,840
Rithm Capital Corp.:
8.00%, 4/1/2029 (e)	992,000	1,015,272
8.00%, 7/15/2030 (e)	6,286,000	6,440,573
Service Properties Trust 4.38%, 2/15/2030	2,260,000	1,923,057
Starwood Property Trust, Inc.:
4.38%, 1/15/2027 (e)	1,522,000	1,509,185
5.75%, 1/15/2031 (e) (f)	2,713,000	2,705,404
6.00%, 4/15/2030 (e)	800,000	811,568
6.50%, 7/1/2030 (e)	4,800,000	4,967,808
		45,103,002
Security Description	Principal Amount	Value
RETAIL — 1.0%
1011778 BC ULC/New Red Finance, Inc. 4.38%, 1/15/2028 (e)	$1,025,000	$1,007,196
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc. 4.63%, 1/15/2029 (e)	1,160,000	1,103,207
FirstCash, Inc.:
4.63%, 9/1/2028 (e)	8,523,000	8,380,751
5.63%, 1/1/2030 (e)	480,000	479,895
6.88%, 3/1/2032 (e)	115,000	118,966
Macy's Retail Holdings LLC 4.50%, 12/15/2034	1,232,000	1,080,513
Michaels Cos., Inc. 7.88%, 5/1/2029 (e)	56,292,000	47,156,371
Park River Holdings, Inc. 8.00%, 3/15/2031 (e) (f)	502,000	508,606
PetSmart LLC/PetSmart Finance Corp. 7.50%, 9/15/2032 (e)	1,659,000	1,663,396
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.00%, 6/1/2031 (e)	3,805,000	3,618,441
Superior Plus LP/Superior General Partner, Inc. 4.50%, 3/15/2029 (e)	3,394,000	3,276,432
Victra Holdings LLC/Victra Finance Corp. 8.75%, 9/15/2029 (e)	760,000	799,429
Yum! Brands, Inc. 4.75%, 1/15/2030 (e)	1,352,000	1,343,185
		70,536,388
SEMICONDUCTORS — 0.2%
ams-OSRAM AG 12.25%, 3/30/2029 (e)	4,516,000	4,880,441
Kioxia Holdings Corp.:
6.25%, 7/24/2030 (e)	2,899,000	2,961,850
6.63%, 7/24/2033 (e)	6,817,000	6,993,015
		14,835,306
SOFTWARE — 0.4%
Cloud Software Group, Inc.:
6.50%, 3/31/2029 (e)	4,830,000	4,875,982
6.63%, 8/15/2033 (e)	85,000	86,590
Consensus Cloud Solutions, Inc. 6.50%, 10/15/2028 (e)	1,506,000	1,516,090
CoreWeave, Inc. 9.00%, 2/1/2031 (e)	4,772,000	4,891,061
Fair Isaac Corp. 4.00%, 6/15/2028 (e)	10,200,000	9,921,438
Open Text Holdings, Inc. 4.13%, 2/15/2030 (e)	1,183,000	1,121,259

See accompanying notes to Schedule of Investments.

STATE STREET BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Pagaya U.S. Holdings Co. LLC 8.88%, 8/1/2030 (e)	$2,825,000	$2,642,703
PTC, Inc. 4.00%, 2/15/2028 (e)	1,421,000	1,392,097
Twilio, Inc. 3.63%, 3/15/2029	320,000	305,034
		26,752,254
TELECOMMUNICATIONS — 0.1%
EchoStar Corp. 10.75%, 11/30/2029	3,140,000	3,454,817
Viasat, Inc. 7.50%, 5/30/2031 (e)	760,000	712,857
Viavi Solutions, Inc. 3.75%, 10/1/2029 (e)	1,540,000	1,452,312
Vmed O2 U.K. Financing I PLC 7.75%, 4/15/2032 (e)	740,000	778,850
		6,398,836
TRANSPORTATION — 0.0% *
Stonepeak Nile Parent LLC 7.25%, 3/15/2032 (e)	690,000	726,294
TOTAL CORPORATE BONDS & NOTES (Cost $589,274,451)		613,121,343
REPURCHASE AGREEMENTS — 1.4%
Barclays Capital, Inc., dated 09/30/2024 (collateralized by U.S. Treasury Bonds 2.000% due 11/15/2041, valued at $143,000,000); expected proceeds $104,258,333, 4.14%, 06/15/2026 (Cost $100,000,000)	100,000,000	100,000,000
	Shares
SHORT-TERM INVESTMENT — 7.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (g) (h) (Cost $515,341,708)	515,341,708	515,341,708
TOTAL INVESTMENTS — 106.1% (Cost $7,379,198,415)		7,412,939,855
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.1)%		(425,360,309)
NET ASSETS — 100.0%		$6,987,579,546

(a)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Position is unsettled. Contract rate was not determined at September 30, 2025 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2025, total aggregate fair value of the securities is $30,062,002, representing 0.4% of the Fund's net assets.
(d)	Non-income producing security.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 7.8% of net assets as of September 30, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	When-issued security.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at September 30, 2025.
*	Amount is less than 0.05% of net assets.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

See accompanying notes to Schedule of Investments.

STATE STREET BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

At September 30, 2025, the Fund had unfunded loan commitments of $6,997,459, which could be extended at the option of the borrowers, pursuant to the following loan agreements:
Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation/(Depreciation) ($)
Air Comm Corporation, LLC	468,082	469,545	1,463
Chrysaor Bidco SARL	32,584	32,764	180
Clydesdale Acquisition Holdings Inc	608,208	607,959	(249)
Groundworks, LLC	376,407	377,019	612
Hanger, Inc.	1,407,205	1,411,954	4,749
Kaman Corp.	1,267,755	1,265,150	(2,605)
Raven Acquisition Holdings LLC	2,837,218	2,839,501	2,283
	$6,997,459	$7,003,892	$6,433

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$613,121,343	$—	$613,121,343
Common Stocks	—	—	30,062,002	30,062,002
Repurchase Agreements	—	100,000,000	—	100,000,000
Senior Floating Rate Loans	—	6,154,414,802	—	6,154,414,802
Short-Term Investment	515,341,708	—	—	515,341,708
TOTAL INVESTMENTS	$515,341,708	$6,867,536,145	$30,062,002	$7,412,939,855
OTHER FINANCIAL INSTRUMENTS:
Unfunded Loans - Unrealized Appreciation	$—	$9,287	$—	$9,287
Unfunded Loans - Unrealized Depreciation	—	(2,854)	—	(2,854)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$—	$6,433	$—	$6,433

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	276,140,409	$276,140,409	$1,138,868,106	$899,666,807	$—	$—	515,341,708	$515,341,708	$3,708,175
See accompanying notes to Schedule of Investments.

STATE STREET ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 52.5%
AEROSPACE & DEFENSE — 1.5%
BAE Systems PLC 5.00%, 3/26/2027 (a)	$2,500,000	$2,530,350
Boeing Co.:
3.10%, 5/1/2026	5,000,000	4,963,650
5.04%, 5/1/2027	70,000	70,776
6.26%, 5/1/2027	270,000	277,752
L3Harris Technologies, Inc. 5.40%, 1/15/2027	1,000,000	1,016,360
Lockheed Martin Corp. 5.10%, 11/15/2027	200,000	204,936
RTX Corp. 5.75%, 11/8/2026	750,000	762,292
		9,826,116
AGRICULTURE — 2.2%
Altria Group, Inc. 4.88%, 2/4/2028	100,000	101,602
Imperial Brands Finance PLC:
3.50%, 7/26/2026 (a)	750,000	744,457
4.50%, 6/30/2028 (a)	1,800,000	1,812,276
Philip Morris International, Inc.:
4.38%, 11/1/2027	65,000	65,462
4.75%, 2/12/2027	3,520,000	3,553,792
4.88%, 2/13/2026	7,000,000	7,013,650
4.88%, 2/15/2028	340,000	346,032
5.13%, 11/17/2027	440,000	449,491
		14,086,762
APPAREL — 0.0% *
Tapestry, Inc. 4.13%, 7/15/2027	50,000	49,961
AUTO MANUFACTURERS — 3.1%
American Honda Finance Corp.:
Series GMTN, 4.40%, 10/5/2026	115,000	115,330
Series GMTN, 4.40%, 9/5/2029	30,000	30,167
SOFR + 0.92%, 5.25%, 1/12/2026 (b)	1,415,000	1,417,009
Series GMTN, 5.80%, 10/3/2025	3,000,000	3,000,000
Daimler Truck Finance North America LLC 5.00%, 1/15/2027 (a)	2,500,000	2,525,350
Ford Motor Credit Co. LLC:
Series GMTN, 4.39%, 1/8/2026	3,000,000	2,996,640
6.80%, 5/12/2028	100,000	103,834
6.95%, 3/6/2026	3,000,000	3,021,480
General Motors Financial Co., Inc.:
4.00%, 10/6/2026	71,000	70,837
5.35%, 7/15/2027	185,000	188,456
Security Description	Principal Amount	Value
5.40%, 4/6/2026	$5,925,000	$5,953,025
Toyota Motor Corp. 5.28%, 7/13/2026	32,000	32,276
Toyota Motor Credit Corp.:
Series MTN, 1.90%, 1/13/2027	585,000	570,469
Series MTN, 5.00%, 8/14/2026	57,000	57,502
		20,082,375
BANKS — 15.1%
Australia & New Zealand Banking Group Ltd. 4.75%, 1/18/2027	215,000	217,328
Banco Santander SA:
1 yr. CMT + 0.90%, 1.72%, 9/14/2027 (b)	625,000	609,856
1 yr. CMT + 1.65%, 6.53%, 11/7/2027 (b)	575,000	589,122
Bank of America Corp.:
SOFR + 0.96%, 1.73%, 7/22/2027 (b)	70,000	68,606
Series GMTN, 3 mo. USD Term SOFR + 1.63%, 3.59%, 7/21/2028 (b)	345,000	341,888
3 mo. USD Term SOFR + 1.77%, 3.71%, 4/24/2028 (b)	220,000	218,539
Series MTN, 3 mo. USD Term SOFR + 1.84%, 3.82%, 1/20/2028 (b)	41,000	40,813
Series MTN, 4.25%, 10/22/2026	85,000	85,126
SOFR + 1.58%, 4.38%, 4/27/2028 (b)	2,500,000	2,509,250
Series MTN, SOFR + 2.04%, 4.95%, 7/22/2028 (b)	50,000	50,717
SOFR + 1.99%, 6.20%, 11/10/2028 (b)	287,000	299,117
6.22%, 9/15/2026	75,000	76,430
Bank of Montreal:
Series MTN, 1.25%, 9/15/2026	37,000	36,058
Series F2F, SOFR + 0.88%, 4.57%, 9/10/2027 (b)	600,000	602,028
5.27%, 12/11/2026	50,000	50,701
5.72%, 9/25/2028	145,000	151,506
Barclays PLC SOFR + 1.49%, 5.67%, 3/12/2028 (b)	3,000,000	3,057,840
Canadian Imperial Bank of Commerce:
SOFR + 0.93%, 4.51%, 9/11/2027 (b)	230,000	230,685
SOFR + 0.72%, 4.86%, 1/13/2028 (b)	75,000	75,629
5.62%, 7/17/2026	20,000	20,250
5.93%, 10/2/2026	2,590,000	2,638,174

See accompanying notes to Schedule of Investments.

STATE STREET ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.99%, 10/3/2028	$125,000	$131,546
Citibank NA:
4.58%, 5/29/2027	645,000	650,908
4.93%, 8/6/2026	2,425,000	2,442,242
Deutsche Bank AG:
5.37%, 9/9/2027	515,000	528,117
SOFR + 1.59%, 5.71%, 2/8/2028 (b)	3,000,000	3,053,610
SOFR + 2.52%, 7.15%, 7/13/2027 (b)	140,000	142,971
Fifth Third Bancorp 2.55%, 5/5/2027	41,000	40,035
Fifth Third Bank NA 3.85%, 3/15/2026	5,000,000	4,988,900
Goldman Sachs Group, Inc.:
SOFR + 0.82%, 1.54%, 9/10/2027 (b)	365,000	355,970
SOFR + 0.91%, 1.95%, 10/21/2027 (b)	500,000	488,310
SOFR + 1.11%, 2.64%, 2/24/2028 (b)	530,000	518,912
SOFR + 1.85%, 3.62%, 3/15/2028 (b)	75,000	74,423
3.85%, 1/26/2027	1,608,000	1,603,835
SOFR + 1.51%, 4.39%, 6/15/2027 (b)	84,000	84,069
SOFR + 1.73%, 4.48%, 8/23/2028 (b)	40,000	40,246
HSBC Holdings PLC:
SOFR + 1.06%, 5.60%, 5/17/2028 (b)	2,000,000	2,041,680
SOFR + 1.57%, 5.89%, 8/14/2027 (b)	90,000	91,202
HSBC USA, Inc. 4.65%, 6/3/2028	150,000	152,061
Huntington National Bank SOFR + 1.65%, 4.55%, 5/17/2028 (b)	5,000,000	5,030,500
ING Groep NV 3.95%, 3/29/2027	45,000	44,837
JPMorgan Chase & Co.:
SOFR + 0.77%, 1.47%, 9/22/2027 (b)	650,000	633,542
2.95%, 10/1/2026	158,000	156,482
3.63%, 12/1/2027	1,210,000	1,200,368
SOFR + 1.56%, 4.32%, 4/26/2028 (b)	150,000	150,375
SOFR + 1.19%, 5.04%, 1/23/2028 (b)	355,000	359,029
8.00%, 4/29/2027	25,000	26,518
JPMorgan Chase Bank NA 5.11%, 12/8/2026	250,000	253,205
KeyCorp Series MTN, 2.25%, 4/6/2027	32,000	31,095
Lloyds Banking Group PLC 3.75%, 1/11/2027	250,000	249,085
Security Description	Principal Amount	Value
Mitsubishi UFJ Financial Group, Inc.:
1 yr. CMT + 0.75%, 1.54%, 7/20/2027 (b)	$270,000	$264,222
2.76%, 9/13/2026	310,000	306,314
3.68%, 2/22/2027	140,000	139,434
3.85%, 3/1/2026	10,000,000	9,984,400
Mizuho Financial Group, Inc.:
1 yr. CMT + 0.75%, 1.55%, 7/9/2027 (b)	100,000	97,928
3.66%, 2/28/2027	3,000,000	2,983,440
1 yr. CMT + 1.50%, 5.67%, 5/27/2029 (b)	355,000	367,702
Morgan Stanley:
SOFR + 1.00%, 2.48%, 1/21/2028 (b)	205,000	200,634
Series MTN, 3.13%, 7/27/2026	120,000	119,111
3.95%, 4/23/2027	90,000	89,807
Series GMTN, 4.35%, 9/8/2026	100,000	100,182
Series MTN, SOFR + 1.01%, 5.65%, 4/13/2028 (b)	5,000,000	5,112,350
Series MTN, 6.25%, 8/9/2026	100,000	101,873
Morgan Stanley Bank NA:
SOFR + 0.68%, 4.45%, 10/15/2027 (b)	780,000	781,849
SOFR + 1.08%, 4.95%, 1/14/2028 (b)	425,000	429,195
Northern Trust Corp.:
3 mo. USD Term SOFR + 1.13%, 3.38%, 5/8/2032 (b)	298,000	292,222
4.00%, 5/10/2027	78,000	78,134
PNC Bank NA 3.10%, 10/25/2027	31,000	30,483
PNC Financial Services Group, Inc.:
1.15%, 8/13/2026	65,000	63,432
SOFR + 0.80%, 5.10%, 7/23/2027 (b)	55,000	55,360
Royal Bank of Canada:
2.05%, 1/21/2027	25,000	24,408
Series GMTN, 4.24%, 8/3/2027	370,000	372,198
Series GMTN, SOFR + 0.72%, 4.51%, 10/18/2027 (b)	450,000	451,638
Series GMTN, SOFR + 0.53%, 4.84%, 1/20/2026 (b)	500,000	500,405
Series GMTN, 4.88%, 1/19/2027	665,000	672,847
Series GMTN, 5.20%, 7/20/2026	165,000	166,535
Series MTN, 6.00%, 11/1/2027	138,000	143,503

See accompanying notes to Schedule of Investments.

STATE STREET ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Santander Holdings USA, Inc. 3.24%, 10/5/2026	$185,000	$183,222
Sumitomo Mitsui Financial Group, Inc.:
1.40%, 9/17/2026	265,000	258,428
3.04%, 7/16/2029	65,000	62,167
3.36%, 7/12/2027	105,000	103,948
3.78%, 3/9/2026	10,000,000	9,980,000
5.46%, 1/13/2026	10,000,000	10,033,600
5.72%, 9/14/2028	655,000	684,003
SOFR + 1.43%, 5.77%, 1/13/2026 (b)	2,000,000	2,005,480
Toronto-Dominion Bank:
Series MTN, 1.25%, 9/10/2026	270,000	263,280
Series MTN, 5.53%, 7/17/2026	82,000	82,902
Truist Bank 3.80%, 10/30/2026	335,000	333,965
Truist Financial Corp. Series MTN, 1.13%, 8/3/2027	170,000	161,291
U.S. Bancorp:
Series MTN, SOFR + 0.73%, 2.22%, 1/27/2028 (b)	305,000	297,149
Series V, 2.38%, 7/22/2026	196,000	193,513
Series X, 3.15%, 4/27/2027	25,000	24,691
Series MTN, 3.90%, 4/26/2028	35,000	34,943
Series MTN, SOFR + 1.66%, 4.55%, 7/22/2028 (b)	3,000,000	3,021,780
U.S. Bank NA SOFR + 0.69%, 4.51%, 10/22/2027 (b)	230,000	230,766
UBS AG:
SOFR + 0.72%, 4.86%, 1/10/2028 (b)	250,000	252,165
5.00%, 7/9/2027	250,000	254,077
UBS Group AG 1 yr. CMT + 1.08%, 1.36%, 1/30/2027 (a) (b)	4,000,000	3,959,760
Wachovia Corp. 7.57%, 8/1/2026 (c)	12,000	12,313
Wells Fargo & Co.:
3.00%, 10/23/2026	658,000	651,249
Series MTN, SOFR + 1.51%, 3.53%, 3/24/2028 (b)	170,000	168,490
Series MTN, 4.10%, 6/3/2026	186,000	185,719
Series W, SOFR + 0.78%, 4.90%, 1/24/2028 (b)	1,830,000	1,846,836
		96,749,079
BEVERAGES — 0.1%
Coca-Cola Co. 1.45%, 6/1/2027	80,000	77,042
Constellation Brands, Inc. 3.15%, 8/1/2029	110,000	105,554
Security Description	Principal Amount	Value
Diageo Capital PLC 5.30%, 10/24/2027	$30,000	$30,750
Keurig Dr. Pepper, Inc. 2.55%, 9/15/2026	25,000	24,635
PepsiCo, Inc.:
2.63%, 3/19/2027	75,000	73,732
3.00%, 10/15/2027	134,000	131,943
		443,656
BIOTECHNOLOGY — 0.2%
Amgen, Inc.:
2.60%, 8/19/2026	217,000	214,138
5.15%, 3/2/2028	22,000	22,510
Illumina, Inc. 4.65%, 9/9/2026	700,000	703,164
		939,812
CHEMICALS — 2.4%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP 3.40%, 12/1/2026 (a)	6,668,000	6,613,589
DuPont de Nemours, Inc. 4.49%, 11/15/2025	7,950,000	7,946,184
Nutrien Ltd.:
4.50%, 3/12/2027	30,000	30,154
5.20%, 6/21/2027	1,085,000	1,103,087
		15,693,014
COMPUTERS — 0.6%
Apple, Inc.:
1.20%, 2/8/2028	200,000	188,550
2.90%, 9/12/2027	80,000	78,796
Crowdstrike Holdings, Inc. 3.00%, 2/15/2029	3,500,000	3,334,205
International Business Machines Corp.:
2.20%, 2/9/2027	300,000	292,884
3.30%, 1/27/2027	172,000	170,507
4.15%, 7/27/2027	71,000	71,322
		4,136,264
CONSTRUCTION MATERIALS — 0.2%
Owens Corning:
3.40%, 8/15/2026	225,000	223,227
5.50%, 6/15/2027	700,000	715,148
		938,375
COSMETICS/PERSONAL CARE — 0.0% *
Kenvue, Inc. 5.05%, 3/22/2028	52,000	53,140
DISTRIBUTION & WHOLESALE — 0.0% *
LKQ Corp. 5.75%, 6/15/2028	250,000	258,315

See accompanying notes to Schedule of Investments.

STATE STREET ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
DIVERSIFIED FINANCIAL SERVICES — 1.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
2.45%, 10/29/2026	$263,000	$258,445
4.63%, 10/15/2027	60,000	60,470
4.88%, 4/1/2028	435,000	441,612
6.10%, 1/15/2027	325,000	332,013
6.45%, 4/15/2027	915,000	943,777
Air Lease Corp.:
1.88%, 8/15/2026	353,000	345,714
Series MTN, 5.30%, 6/25/2026	55,000	55,344
Ally Financial, Inc. 4.75%, 6/9/2027	67,000	67,397
American Express Credit Corp. Series MTN, 3.30%, 5/3/2027	708,000	700,899
Capital One Financial Corp.:
SOFR + 0.86%, 1.88%, 11/2/2027 (b)	140,000	136,430
3.75%, 3/9/2027	55,000	54,687
3.80%, 1/31/2028	150,000	148,812
Charles Schwab Corp.:
2.00%, 3/20/2028	206,000	196,783
2.45%, 3/3/2027	30,000	29,355
5.88%, 8/24/2026	6,100,000	6,190,585
Eaton Vance Corp. 3.50%, 4/6/2027	20,000	19,862
Mastercard, Inc. 2.95%, 11/21/2026	223,000	220,652
Nomura Holdings, Inc.:
1.65%, 7/14/2026	81,000	79,447
2.33%, 1/22/2027	205,000	199,902
		10,482,186
ELECTRIC — 1.9%
Appalachian Power Co. Series X, 3.30%, 6/1/2027	250,000	246,428
Consolidated Edison Co. of New York, Inc. Series D, 4.00%, 12/1/2028	100,000	99,961
Dominion Energy, Inc. Series D, 2.85%, 8/15/2026	125,000	123,651
Duke Energy Corp.:
2.65%, 9/1/2026	30,000	29,636
5.00%, 12/8/2027	134,000	136,468
Duke Energy Florida LLC 3.20%, 1/15/2027	190,000	188,378
Entergy Louisiana LLC 3.12%, 9/1/2027	255,000	251,422
Entergy Mississippi LLC 2.85%, 6/1/2028	30,000	29,105
Eversource Energy:
2.90%, 3/1/2027	55,000	54,016
5.45%, 3/1/2028	250,000	256,765
Security Description	Principal Amount	Value
National Rural Utilities Cooperative Finance Corp.:
4.12%, 9/16/2027	$40,000	$40,127
Series MTN, 5.60%, 11/13/2026	5,000,000	5,082,000
NSTAR Electric Co. 3.20%, 5/15/2027	125,000	123,371
Sempra:
3.25%, 6/15/2027	95,000	93,363
5.40%, 8/1/2026	820,000	826,716
Southern Co. 3.25%, 7/1/2026	39,000	38,752
Virginia Electric & Power Co. Series B, 3.75%, 5/15/2027	77,000	76,647
Vistra Operations Co. LLC:
3.70%, 1/30/2027 (a)	2,500,000	2,478,900
5.05%, 12/30/2026 (a)	2,210,000	2,225,691
		12,401,397
ELECTRONICS — 1.2%
Honeywell International, Inc.:
1.10%, 3/1/2027	300,000	288,183
2.50%, 11/1/2026	250,000	245,983
Tyco Electronics Group SA 4.50%, 2/13/2026	7,000,000	7,003,220
		7,537,386
ENTERTAINMENT — 0.1%
Warnermedia Holdings, Inc. 3.76%, 3/15/2027	948,000	934,036
ENVIRONMENTAL CONTROL — 0.1%
Waste Management, Inc.:
1.15%, 3/15/2028	325,000	304,050
3.15%, 11/15/2027	200,000	196,714
3.88%, 1/15/2029	55,000	54,678
		555,442
FOOD — 0.7%
Campbell's Co.:
4.15%, 3/15/2028	35,000	34,966
5.20%, 3/19/2027	65,000	65,994
5.30%, 3/20/2026	830,000	833,054
General Mills, Inc.:
3.20%, 2/10/2027	75,000	74,120
4.70%, 1/30/2027	55,000	55,428
J.M. Smucker Co. 3.38%, 12/15/2027	40,000	39,502
Kroger Co. 2.65%, 10/15/2026	136,000	134,088
Mars, Inc. 4.45%, 3/1/2027 (a)	3,000,000	3,020,640
		4,257,792
GAS — 0.1%
National Fuel Gas Co. 5.50%, 10/1/2026	225,000	227,396

See accompanying notes to Schedule of Investments.

STATE STREET ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
NiSource, Inc. 3.49%, 5/15/2027	$95,000	$94,115
Southern California Gas Co. 2.95%, 4/15/2027	360,000	354,567
Southern Co. Gas Capital Corp. 3.25%, 6/15/2026	144,000	143,041
		819,119
HEALTH CARE PRODUCTS — 0.2%
DH Europe Finance II SARL 2.60%, 11/15/2029	30,000	28,261
Smith & Nephew PLC 5.15%, 3/20/2027	840,000	851,449
Solventum Corp. 5.45%, 2/25/2027	10,000	10,162
Thermo Fisher Scientific, Inc.:
4.80%, 11/21/2027	265,000	269,481
4.95%, 8/10/2026	250,000	251,920
		1,411,273
HEALTH CARE SERVICES — 1.6%
Centene Corp. 4.25%, 12/15/2027	4,036,000	3,967,428
Cigna Group 4.38%, 10/15/2028	160,000	160,789
HCA, Inc.:
4.50%, 2/15/2027	302,000	302,592
5.25%, 6/15/2026	250,000	250,425
5.88%, 2/15/2026	5,000,000	5,003,750
UnitedHealth Group, Inc. 2.95%, 10/15/2027	505,000	495,047
		10,180,031
HOME BUILDERS — 0.2%
DR Horton, Inc. 1.30%, 10/15/2026	725,000	704,562
Lennar Corp. 5.00%, 6/15/2027	260,000	262,228
		966,790
HOUSEHOLD PRODUCTS — 0.0% *
Colgate-Palmolive Co. 3.10%, 8/15/2027	55,000	54,371
Haleon U.S. Capital LLC 3.38%, 3/24/2027	83,000	82,175
Procter & Gamble Co. 2.85%, 8/11/2027	30,000	29,528
		166,074
HOUSEHOLD PRODUCTS & WARES — 0.0% *
Church & Dwight Co., Inc. 3.15%, 8/1/2027	55,000	54,260
INSURANCE — 1.8%
Arch Capital Finance LLC 4.01%, 12/15/2026	400,000	399,328
Athene Global Funding 5.62%, 5/8/2026 (a)	2,500,000	2,521,325
Security Description	Principal Amount	Value
Corebridge Global Funding 5.75%, 7/2/2026 (a)	$2,500,000	$2,528,800
Lincoln Financial Global Funding 4.63%, 5/28/2028 (a)	1,875,000	1,895,475
Pacific Life Global Funding II SOFR + 0.62%, 4.82%, 6/4/2026 (a) (b)	4,168,000	4,174,585
		11,519,513
INTERNET — 0.3%
Amazon.com, Inc.:
1.20%, 6/3/2027	250,000	239,962
3.15%, 8/22/2027	250,000	247,312
4.55%, 12/1/2027	252,000	255,846
Expedia Group, Inc. 4.63%, 8/1/2027	45,000	45,336
Meta Platforms, Inc. 3.50%, 8/15/2027	480,000	477,960
Netflix, Inc.:
4.38%, 11/15/2026	156,000	156,758
4.88%, 4/15/2028	344,000	351,527
		1,774,701
INVESTMENT COMPANY SECURITIES — 0.9%
ARES Capital Corp.:
2.88%, 6/15/2028	200,000	190,918
7.00%, 1/15/2027	500,000	514,920
Blackstone Secured Lending Fund 3.63%, 1/15/2026	5,000,000	4,983,700
Goldman Sachs BDC, Inc. 6.38%, 3/11/2027	268,000	274,255
		5,963,793
IT SERVICES — 0.2%
Accenture Capital, Inc. 3.90%, 10/4/2027	1,540,000	1,542,233
IBM International Capital Pte. Ltd. 4.60%, 2/5/2027	25,000	25,173
		1,567,406
LODGING — 1.7%
Hyatt Hotels Corp. 4.38%, 9/15/2028	115,000	115,130
Las Vegas Sands Corp.:
3.50%, 8/18/2026	5,000,000	4,957,350
5.90%, 6/1/2027	385,000	393,416
Marriott International, Inc. 5.45%, 9/15/2026	25,000	25,301
Sands China Ltd.:
2.30%, 3/8/2027	50,000	48,563
3.80%, 1/8/2026	5,000,000	4,984,250
5.40%, 8/8/2028	66,000	67,435
		10,591,445

See accompanying notes to Schedule of Investments.

STATE STREET ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
MACHINERY, CONSTRUCTION & MINING — 0.4%
Caterpillar Financial Services Corp.:
4.80%, 1/6/2026	$2,500,000	$2,504,375
5.00%, 5/14/2027	65,000	66,171
		2,570,546
MACHINERY-DIVERSIFIED — 0.4%
John Deere Capital Corp.:
Series I, 4.25%, 6/5/2028	25,000	25,203
4.50%, 1/8/2027	200,000	201,600
Series MTN, 4.75%, 1/20/2028	238,000	242,629
Series MTN, 4.80%, 1/9/2026	2,000,000	2,003,520
Series MTN, 4.85%, 3/5/2027	15,000	15,198
Series MTN, 4.90%, 3/3/2028	159,000	162,622
		2,650,772
MEDIA — 0.5%
Comcast Corp.:
3.30%, 2/1/2027	3,000,000	2,974,770
4.15%, 10/15/2028	78,000	78,329
		3,053,099
MINING — 0.0% *
Kinross Gold Corp. 4.50%, 7/15/2027	125,000	125,526
MISCELLANEOUS MANUFACTURER — 1.5%
Siemens Financieringsmaatschappij NV:
3.40%, 3/16/2027 (a)	5,000,000	4,973,050
6.13%, 8/17/2026 (a)	3,000,000	3,056,460
Siemens Funding BV 4.35%, 5/26/2028 (a)	1,865,000	1,884,154
		9,913,664
OIL & GAS — 0.5%
BP Capital Markets America, Inc.:
3.59%, 4/14/2027	48,000	47,744
5.02%, 11/17/2027	400,000	408,136
Chevron USA, Inc.:
1.02%, 8/12/2027	35,000	33,309
3.85%, 1/15/2028	170,000	170,022
Coterra Energy, Inc. 3.90%, 5/15/2027	170,000	168,946
Diamondback Energy, Inc. 5.20%, 4/18/2027	500,000	507,415
Phillips 66 Co.:
3.90%, 3/15/2028	150,000	149,205
4.95%, 12/1/2027	150,000	152,499
Pioneer Natural Resources Co.:
1.13%, 1/15/2026	1,000,000	991,070
5.10%, 3/29/2026	795,000	799,126
Security Description	Principal Amount	Value
TotalEnergies Capital SA 3.88%, 10/11/2028	$30,000	$29,913
		3,457,385
OIL & GAS SERVICES — 0.4%
Schlumberger Holdings Corp. 5.00%, 5/29/2027 (a)	2,500,000	2,535,300
PACKAGING & CONTAINERS — 0.2%
Amcor Finance USA, Inc. 4.50%, 5/15/2028	55,000	55,251
Sonoco Products Co. 4.45%, 9/1/2026	990,000	991,623
		1,046,874
PHARMACEUTICALS — 1.8%
AbbVie, Inc.:
2.95%, 11/21/2026	250,000	247,182
4.80%, 3/15/2027	3,455,000	3,495,182
CVS Health Corp.:
3.63%, 4/1/2027	205,000	203,268
6.25%, 6/1/2027	285,000	294,123
Eli Lilly & Co.:
3.10%, 5/15/2027	75,000	74,141
5.00%, 2/27/2026	3,555,000	3,556,315
GlaxoSmithKline Capital PLC 4.32%, 3/12/2027	210,000	211,483
Johnson & Johnson 0.95%, 9/1/2027	15,000	14,273
McKesson Corp. 4.90%, 7/15/2028	235,000	240,149
Pfizer Investment Enterprises Pte. Ltd. 4.45%, 5/19/2028	90,000	91,013
Utah Acquisition Sub, Inc. 3.95%, 6/15/2026	3,215,000	3,200,436
		11,627,565
PIPELINES — 1.5%
Cheniere Corpus Christi Holdings LLC 5.13%, 6/30/2027	140,000	141,539
Energy Transfer LP:
4.95%, 5/15/2028	103,000	104,701
6.05%, 12/1/2026	2,164,000	2,204,726
MPLX LP 4.00%, 3/15/2028	150,000	149,236
Northwest Pipeline LLC 4.00%, 4/1/2027	73,000	72,807
ONEOK, Inc. 4.85%, 7/15/2026	5,000,000	5,010,400
Plains All American Pipeline LP/PAA Finance Corp. 4.50%, 12/15/2026	236,000	236,396
Sabine Pass Liquefaction LLC 5.88%, 6/30/2026	12,000	12,039

See accompanying notes to Schedule of Investments.

STATE STREET ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
South Bow USA Infrastructure Holdings LLC 4.91%, 9/1/2027	$1,750,000	$1,765,312
Williams Cos., Inc. 3.75%, 6/15/2027	50,000	49,675
		9,746,831
REAL ESTATE INVESTMENT TRUSTS — 2.3%
Alexandria Real Estate Equities, Inc. 3.95%, 1/15/2028	200,000	198,760
American Tower Corp.:
3.13%, 1/15/2027	30,000	29,598
3.55%, 7/15/2027	55,000	54,474
3.60%, 1/15/2028	160,000	158,032
3.65%, 3/15/2027	250,000	248,185
3.95%, 3/15/2029	45,000	44,518
EPR Properties 4.50%, 6/1/2027	395,000	395,008
Equinix, Inc. 2.90%, 11/18/2026	110,000	108,377
ERP Operating LP 3.25%, 8/1/2027	240,000	236,914
Essex Portfolio LP 3.63%, 5/1/2027	100,000	99,295
Kimco Realty OP LLC 3.80%, 4/1/2027	70,000	69,658
Mid-America Apartments LP 3.60%, 6/1/2027	2,500,000	2,481,775
Prologis LP 3.38%, 12/15/2027	245,000	242,040
Realty Income Corp.:
2.20%, 6/15/2028	175,000	166,812
5.05%, 1/13/2026	4,889,000	4,889,929
Simon Property Group LP 3.38%, 6/15/2027	320,000	316,854
Vornado Realty LP 2.15%, 6/1/2026	4,944,000	4,857,431
		14,597,660
RETAIL — 0.1%
Home Depot, Inc. 5.15%, 6/25/2026	50,000	50,407
McDonald's Corp. Series MTN, 3.50%, 7/1/2027	103,000	102,196
Walmart, Inc. 1.05%, 9/17/2026	240,000	233,938
		386,541
SEMICONDUCTORS — 1.2%
Advanced Micro Devices, Inc. 4.32%, 3/24/2028	3,595,000	3,626,133
Analog Devices, Inc. 3.50%, 12/5/2026	30,000	29,843
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.50%, 1/15/2028	250,000	247,177
Security Description	Principal Amount	Value
Broadcom, Inc. 4.00%, 4/15/2029 (a)	$106,000	$105,486
Intel Corp.:
4.88%, 2/10/2026	3,565,000	3,571,203
4.88%, 2/10/2028	150,000	152,272
		7,732,114
SOFTWARE — 1.8%
Autodesk, Inc. 3.50%, 6/15/2027	205,000	203,266
Fiserv, Inc. 3.20%, 7/1/2026	37,000	36,749
Intuit, Inc.:
5.13%, 9/15/2028	138,000	142,453
5.25%, 9/15/2026	2,500,000	2,527,225
Microsoft Corp. 3.40%, 9/15/2026	7,250,000	7,224,408
Oracle Corp. 2.65%, 7/15/2026	375,000	370,571
Synopsys, Inc. 4.55%, 4/1/2027	1,315,000	1,323,429
		11,828,101
TELECOMMUNICATIONS — 1.8%
AT&T, Inc.:
1.65%, 2/1/2028	251,000	237,559
3.80%, 2/15/2027	300,000	298,668
4.10%, 2/15/2028	243,000	242,811
Cisco Systems, Inc.:
4.55%, 2/24/2028	250,000	253,783
4.80%, 2/26/2027	147,000	148,796
NTT Finance Corp.:
1.16%, 4/3/2026 (a)	7,500,000	7,383,750
4.57%, 7/16/2027 (a)	2,400,000	2,416,488
T-Mobile USA, Inc.:
4.80%, 7/15/2028	55,000	55,994
4.95%, 3/15/2028	525,000	534,996
		11,572,845
TRANSPORTATION — 0.1%
Canadian Pacific Railway Co.:
1.75%, 12/2/2026	50,000	48,690
4.00%, 6/1/2028	326,000	325,397
		374,087
TOTAL CORPORATE BONDS & NOTES (Cost $335,806,993)		337,658,423
ASSET-BACKED SECURITIES — 2.7%
AUTOMOBILE — 1.5%
GM Financial Consumer Automobile Receivables Trust Series 2023-3, Class A3, 5.45%, 6/16/2028	5,620,498	5,665,609

See accompanying notes to Schedule of Investments.

STATE STREET ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Mercedes-Benz Auto Lease Trust Series 2023-A, Class A3, 4.74%, 1/15/2027	$1,492,405	$1,492,999
Nissan Auto Lease Trust Series 2024-A, Class A2A, 5.11%, 10/15/2026	899,805	900,387
Toyota Lease Owner Trust Series 2023-B, Class A3, 5.66%, 11/20/2026 (a)	1,469,668	1,472,627
		9,531,622
CREDIT CARD — 1.2%
BA Credit Card Trust Series 2023-A1, Class A1, 4.79%, 5/15/2028	7,655,000	7,691,358
TOTAL ASSET-BACKED SECURITIES (Cost $17,179,297)		17,222,980
FOREIGN GOVERNMENT OBLIGATIONS — 0.0% *
SOUTH KOREA — 0.0% *
Korea Development Bank 4.63%, 2/15/2027 (Cost $150,621)	150,000	151,388
U.S. TREASURY OBLIGATIONS — 28.9%
U.S. Treasury Bills:
3.55%, 10/7/2025	50,000,000	49,966,151
3.87%, 10/21/2025	50,000,000	49,887,814
U.S. Treasury Notes:
3.63%, 8/31/2027	3,406,000	3,406,000
3.75%, 6/30/2027	560,000	561,028
4.00%, 6/30/2028	11,893,000	12,010,072
4.13%, 2/28/2027	69,658,000	70,079,757
TOTAL U.S. TREASURY OBLIGATIONS (Cost $185,560,781)		185,910,822
COMMERCIAL MORTGAGE BACKED SECURITIES — 0.9%
BX Mortgage Trust Series 2021-PAC, Class B, 1 mo. USD Term SOFR + 1.01%, 5.16%, 10/15/2036 (a) (b)	2,500,000	2,492,269
Security Description	Principal Amount	Value
Hawaii Hotel Trust Series 2025-MAUI, Class A, 1 mo. USD Term SOFR + 1.39%, 5.54%, 3/15/2042 (a) (b)	$3,000,000	$3,000,104
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $5,486,239)		5,492,373
	Shares
SHORT-TERM INVESTMENT — 14.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (d) (e) (Cost $90,517,681)	90,517,681	90,517,681
TOTAL INVESTMENTS — 99.1% (Cost $634,701,612)		636,953,667
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.9%		6,088,701
NET ASSETS — 100.0%		$643,042,368
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 10.3% of net assets as of September 30, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of September 30, 2025. Maturity date shown is the final maturity.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2025.
*	Amount is less than 0.05% of net assets.
CMT	Constant Maturity Treasury
GMTN	Global Medium Term Note
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

See accompanying notes to Schedule of Investments.

STATE STREET ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

At September 30, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2 Yr. U.S. Treasury Note Futures (long)	221	12/31/2025	$46,058,258	$46,056,055	$(2,203)
5 Yr. U.S. Treasury Note Futures (long)	55	12/31/2025	5,997,563	6,005,742	8,179
					$5,976

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$337,658,423	$—	$337,658,423
Asset-Backed Securities	—	17,222,980	—	17,222,980
Foreign Government Obligations	—	151,388	—	151,388
U.S. Treasury Obligations	—	185,910,822	—	185,910,822
Commercial Mortgage Backed Securities	—	5,492,373	—	5,492,373
Short-Term Investment	90,517,681	—	—	90,517,681
TOTAL INVESTMENTS	$90,517,681	$546,435,986	$—	$636,953,667
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$8,179	$—	$—	$8,179
Futures Contracts - Unrealized Depreciation	(2,203)	—	—	(2,203)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$5,976	$—	$—	$5,976

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	74,779,548	$74,779,548	$111,351,389	$95,613,256	$—	$—	90,517,681	$90,517,681	$691,334
See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 12.2%
AUSTRALIA — 0.0% *
AngloGold Ashanti Holdings PLC 3.38%, 11/1/2028	$900,000	$873,036
Rio Tinto Finance USA PLC 5.75%, 3/14/2055	715,000	735,964
		1,609,000
BERMUDA — 0.1%
Aspen Insurance Holdings Ltd. 5.75%, 7/1/2030	1,080,000	1,129,734
Triton Container International Ltd./TAL International Container Corp. 3.25%, 3/15/2032	1,277,000	1,140,527
		2,270,261
BRAZIL — 0.4%
Acu Petroleo Luxembourg SARL 7.50%, 7/13/2035	1,105,244	1,125,072
Banco do Brasil SA 10 yr. CMT + 4.40%, 8.75%, 10/15/2025 (a)	2,000,000	2,001,060
Braskem Netherlands Finance BV 4.50%, 1/31/2030	1,000,000	376,010
Cosan Luxembourg SA 5.50%, 9/20/2029	200,000	197,262
Cosan Overseas Ltd. 8.25%, 11/5/2025	1,400,000	1,401,775
CSN Resources SA 5.88%, 4/8/2032	1,200,000	1,021,020
Itau Unibanco Holding SA VRN, 5 yr. CMT + 3.45%, 3.88%, 4/15/2031 (a)	600,000	595,530
Minerva Luxembourg SA:
5.88%, 1/19/2028	1,300,000	1,300,273
8.88%, 9/13/2033 (b)	1,000,000	1,097,860
Movida Europe SA 7.85%, 4/11/2029	600,000	571,884
MV24 Capital BV 6.75%, 6/1/2034	1,464,640	1,453,816
NBM U.S. Holdings, Inc. 6.63%, 8/6/2029	200,000	202,674
Nexa Resources SA 6.50%, 1/18/2028	300,000	307,203
Petrobras Global Finance BV 5.13%, 9/10/2030	100,000	98,814
Prumo Participacoes e Investimentos SA 7.50%, 12/31/2031	1,553,495	1,583,168
Raizen Fuels Finance SA 5.70%, 1/17/2035	500,000	458,420
Simpar Europe SA 5.20%, 1/26/2031	900,000	749,736
Security Description	Principal Amount	Value
Suzano Netherlands BV 5.50%, 1/15/2036	$725,000	$725,928
Unigel Luxembourg SA:
11.00%, 12/31/2028	215,779	35,793
13.50%, 12/31/2027	62,116	46,907
PIK, 11.00%, 12/31/2028 (b)	50,179	8,324
PIK, 13.50%, 12/31/2027 (b)	44,227	33,398
Vale Overseas Ltd. 6.40%, 6/28/2054	674,000	693,027
Yinson Bergenia Production BV 8.50%, 1/31/2045 (b)	300,000	322,440
		16,407,394
CANADA — 0.3%
Bell Telephone Co. of Canada or Bell Canada VRN, 5 yr. CMT + 2.39%, 6.88%, 9/15/2055 (a)	732,000	759,311
Brookfield Asset Management Ltd. 6.08%, 9/15/2055	1,037,000	1,075,929
Canadian Imperial Bank of Commerce SOFR + 1.11%, 5.25%, 1/13/2031 (a)	1,229,000	1,268,180
CCL Industries, Inc. 3.05%, 6/1/2030 (b)	1,343,000	1,262,568
Element Fleet Management Corp. 5.04%, 3/25/2030 (b)	1,254,000	1,278,052
Garda World Security Corp.:
4.63%, 2/15/2027 (b)	615,000	610,529
8.25%, 8/1/2032 (b)	695,000	721,000
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC 9.00%, 2/15/2029 (b)	1,165,000	1,216,726
Mattamy Group Corp. 4.63%, 3/1/2030 (b)	490,000	473,688
Ontario Gaming GTA LP/OTG Co-Issuer, Inc. 8.00%, 8/1/2030 (b)	540,000	536,641
TELUS Corp. VRN, 5 yr. CMT + 2.71%, 7.00%, 10/15/2055 (a)	1,232,000	1,298,688
Videotron Ltd. 5.70%, 1/15/2035 (b)	1,218,000	1,240,691
		11,742,003
CAYMAN ISLANDS — 0.1%
Global Aircraft Leasing Co. Ltd. 8.75%, 9/1/2027 (b)	1,915,000	1,970,975
CHILE — 0.2%
Agrosuper SA 4.60%, 1/20/2032	350,000	337,624
CAP SA 3.90%, 4/27/2031 (b)	1,800,000	1,472,346

See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Cencosud SA 4.38%, 7/17/2027	$1,000,000	$1,001,690
Chile Electricity Lux MPC II SARL 5.67%, 10/20/2035 (b)	600,000	618,840
Chile Electricity Lux MPC SARL 6.01%, 1/20/2033	716,000	751,134
Chile Electricity PEC SpA Zero Coupon, 1/25/2028 (b)	781,361	704,272
Empresa Electrica Cochrane SpA 5.50%, 5/14/2027	248,240	246,651
GNL Quintero SA 4.63%, 7/31/2029	329,560	330,374
Inversiones CMPC SA VRN, 5 yr. CMT + 2.83%, 6.70%, 12/9/2057 (a) (b)	300,000	306,759
		5,769,690
COLOMBIA — 0.2%
AL Candelaria -spain- SA:
5.75%, 6/15/2033 (b)	2,015,000	1,822,689
7.50%, 12/15/2028	324,999	328,934
Aris Mining Corp. 8.00%, 10/31/2029 (b)	800,000	830,440
Banco Davivienda SA:
VRN, 10 yr. CMT + 5.10%, 6.65%, 4/22/2031 (a) (b)	400,000	371,312
VRN, 5 yr. CMT + 4.59%, 8.13%, 7/2/2035 (a) (b)	900,000	936,837
Banco de Bogota SA 6.25%, 5/12/2026	1,000,000	1,007,420
Banco GNB Sudameris SA 5 yr. CMT + 6.66%, 7.50%, 4/16/2031 (a)	150,000	149,748
Bancolombia SA 5 yr. CMT + 4.32%, 8.63%, 12/24/2034 (a)	200,000	216,104
Canacol Energy Ltd. 5.75%, 11/24/2028	1,000,000	345,810
Ecopetrol SA:
5.88%, 5/28/2045	200,000	153,478
5.88%, 11/2/2051	2,050,000	1,515,606
Empresas Publicas de Medellin ESP 4.38%, 2/15/2031	1,200,000	1,111,704
Fideicomiso PA Pacifico Tres 8.25%, 1/15/2035	321,800	339,499
Gran Tierra Energy, Inc. 9.50%, 10/15/2029 (b)	200,000	168,814
Termocandelaria Power SA 7.75%, 9/17/2031 (b)	200,000	209,200
		9,507,595
FRANCE — 0.0% *
Altice France SA 5.50%, 10/15/2029 (b)	460,000	397,504
Security Description	Principal Amount	Value
Opal Bidco SAS 6.50%, 3/31/2032 (b)	$690,000	$706,795
Vallourec SACA 7.50%, 4/15/2032 (b)	464,000	494,072
		1,598,371
GERMANY — 0.0% *
TK Elevator U.S. Newco, Inc. 5.25%, 7/15/2027 (b)	525,000	523,714
GUATEMALA — 0.1%
Banco Industrial SA 5 yr. CMT + 4.44%, 4.88%, 1/29/2031 (a)	1,761,000	1,753,058
Millicom International Cellular SA:
4.50%, 4/27/2031	400,000	378,288
5.13%, 1/15/2028	630,000	627,732
6.25%, 3/25/2029	360,000	363,236
		3,122,314
HONG KONG — 0.0% *
Seaspan Corp. 5.50%, 8/1/2029 (b)	735,000	709,738
INDIA — 0.3%
Adani Electricity Mumbai Ltd.:
3.87%, 7/22/2031	800,000	733,765
3.95%, 2/12/2030	849,000	797,829
Adani International Container Terminal Pvt Ltd. 3.00%, 2/16/2031	994,500	914,234
Adani Ports & Special Economic Zone Ltd.:
3.10%, 2/2/2031	200,000	177,994
4.20%, 8/4/2027	700,000	690,662
4.38%, 7/3/2029	400,000	390,240
Adani Renewable Energy RJ Ltd./Kodangal Solar Parks Pvt Ltd./Wardha Solar Maharashtra 4.63%, 10/15/2039	501,000	427,069
Adani Transmission Step-One Ltd.:
4.00%, 8/3/2026	600,000	594,291
4.25%, 5/21/2036	903,500	819,281
BPRL International Singapore Pte. Ltd. Series EMTN, 4.38%, 1/18/2027	1,400,000	1,399,104
JSW Hydro Energy Ltd. 4.13%, 5/18/2031 (b)	1,917,000	1,813,194
JSW Infrastructure Ltd. 4.95%, 1/21/2029	900,000	902,655
ONGC Videsh Vankorneft Pte. Ltd. 3.75%, 7/27/2026	800,000	795,560
Reliance Industries Ltd. 3.67%, 11/30/2027	500,000	493,965

See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Wipro IT Services LLC 1.50%, 6/23/2026	$400,000	$391,780
		11,341,623
INDONESIA — 0.1%
Bank Negara Indonesia Persero Tbk. PT Series EMTN, 3.75%, 3/30/2026	781,000	774,970
Freeport Indonesia PT 4.76%, 4/14/2027	600,000	601,512
Pertamina Persero PT 1.40%, 2/9/2026	1,900,000	1,876,592
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 4.13%, 5/15/2027	1,300,000	1,295,567
		4,548,641
IRELAND — 0.1%
Avolon Holdings Funding Ltd. 5.75%, 3/1/2029 (b)	2,067,000	2,138,332
GGAM Finance Ltd. 6.88%, 4/15/2029 (b)	515,000	534,683
		2,673,015
JAMAICA — 0.0% *
Digicel Group Holdings Ltd.:
Series 2B, Zero Coupon, 12/31/2030 (b) (c)	431,335	19,529
Series 4B, Zero Coupon, 12/31/2030 (b) (c)	612,753	3,953
		23,482
JAPAN — 0.0% *
Nissan Motor Co. Ltd.:
4.35%, 9/17/2027 (b)	260,000	255,203
4.81%, 9/17/2030 (b)	275,000	259,006
7.75%, 7/17/2032 (b)	285,000	301,598
		815,807
KUWAIT — 0.0% *
EQUATE Petrochemical Co. KSC 4.25%, 11/3/2026	200,000	199,312
LUXEMBOURG — 0.0% *
Altice Financing SA 5.00%, 1/15/2028 (b)	240,000	187,550
ArcelorMittal SA 6.00%, 6/17/2034	649,000	693,424
Vamos Europe SA 9.20%, 1/26/2031 (b) (d)	600,000	592,452
		1,473,426
MEXICO — 0.3%
Banco Mercantil del Norte SA:
10 yr. CMT + 5.47%, 7.50%, 6/27/2029 (a) (b)	400,000	408,468
Security Description	Principal Amount	Value
VRN, 5 yr. CMT + 4.07%, 8.38%, 5/20/2031 (a) (b)	$1,100,000	$1,159,312
Banco Nacional de Comercio Exterior SNC:
5.88%, 5/7/2030 (b)	400,000	413,920
5 yr. CMT + 2.00%, 2.72%, 8/11/2031 (a)	200,000	194,782
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico:
5 yr. CMT + 4.21%, 8.13%, 1/8/2039 (a)	1,100,000	1,195,942
VRN, 5 yr. CMT + 4.31%, 5.88%, 9/13/2034 (a)	300,000	300,963
Braskem Idesa SAPI 6.99%, 2/20/2032	600,000	355,410
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.88%, 2/15/2039 (b)	497,456	537,934
Cemex SAB de CV:
5 yr. CMT + 4.53%, 5.13%, 6/8/2026 (a)	2,400,000	2,392,512
VRN, 5 yr. CMT + 3.52%, 7.20%, 6/10/2030 (a) (b)	200,000	207,598
Cometa Energia SA de CV 6.38%, 4/24/2035	303,200	316,131
Comision Federal de Electricidad 6.45%, 1/24/2035 (b)	600,000	611,556
Credito Real SAB de CV SOFOM ER Zero Coupon, 12/31/2099	500,000	3,675
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.25%, 1/31/2041 (b)	1,287,660	1,376,096
Mexarrend SAPI de CV 10.25%, 7/24/2024 (b) (e)	282,000	1,777
Mexico Generadora de Energia S de Real 5.50%, 12/6/2032	1,097,180	1,117,686
Petroleos Mexicanos 6.75%, 9/21/2047	100,000	83,092
Saavi Energia SARL 8.88%, 2/10/2035 (b)	300,000	323,109
Tierra Mojada Luxembourg II SARL 5.75%, 12/1/2040	760,750	744,851
		11,744,814
MOROCCO — 0.1%
OCP SA:
4.50%, 10/22/2025	200,000	199,846
6.75%, 5/2/2034	1,400,000	1,521,654
		1,721,500

See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
NETHERLANDS — 0.1%
NXP BV/NXP Funding LLC/NXP USA, Inc. 4.85%, 8/19/2032	$1,011,000	$1,012,304
Trivium Packaging Finance BV 8.25%, 7/15/2030 (b)	475,000	506,559
Unigel Netherlands Holding Corp. BV 15.00%, 12/31/2044	262,805	3,311
Ziggo BV 4.88%, 1/15/2030 (b)	250,000	236,153
		1,758,327
PARAGUAY — 0.1%
Banco Continental SAECA 2.75%, 12/10/2025	1,650,000	1,642,938
Bioceanico Sovereign Certificate Ltd. Zero Coupon, 6/5/2034	1,701,840	1,384,243
Frigorifico Concepcion SA 7.70%, 7/21/2028	400,000	300,512
Rutas 2 & 7 Finance Ltd. Zero Coupon, 9/30/2036	1,576,666	1,192,748
Telefonica Celular del Paraguay SA 5.88%, 4/15/2027	200,000	199,406
		4,719,847
PERU — 0.3%
Banco de Credito del Peru SA 5 yr. CMT + 2.45%, 3.25%, 9/30/2031 (a)	2,100,000	2,061,234
Banco Internacional del Peru SAA Interbank VRN, 5 yr. CMT + 2.07%, 6.40%, 4/30/2035 (a) (b)	500,000	518,400
InRetail Consumer 3.25%, 3/22/2028	2,209,000	2,144,475
InRetail Shopping Malls 5.75%, 4/3/2028	950,000	949,696
Intercorp Financial Services, Inc. 4.13%, 10/19/2027	1,100,000	1,091,233
Lima Metro Line 2 Finance Ltd.:
4.35%, 4/5/2036	1,090,651	1,052,609
5.88%, 7/5/2034	778,985	804,925
Minsur SA 4.50%, 10/28/2031	1,100,000	1,053,426
Peru LNG SRL 5.38%, 3/22/2030	825,110	792,040
SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA 3.75%, 8/2/2028	200,000	189,422
Security Description	Principal Amount	Value
Scotiabank Peru SAA VRN, 1 yr. CMT + 2.31%, 6.10%, 10/1/2035 (a) (b)	$200,000	$208,170
		10,865,630
SINGAPORE — 0.2%
DBS Group Holdings Ltd. Series GMTN, VRN, 5 yr. CMT + 1.10%, 1.82%, 3/10/2031 (a)	2,200,000	2,174,079
Oversea-Chinese Banking Corp. Ltd. VRN, 5 yr. CMT + 1.58%, 4.60%, 6/15/2032 (a)	1,500,000	1,505,419
United Overseas Bank Ltd.:
5 yr. CMT + 1.23%, 2.00%, 10/14/2031 (a)	800,000	780,424
Series GMTN, VRN, 5 yr. CMT + 1.52%, 1.75%, 3/16/2031 (a)	1,700,000	1,679,427
		6,139,349
SOUTH AFRICA — 0.0% *
Gold Fields Orogen Holdings BVI Ltd. 6.13%, 5/15/2029	800,000	838,513
Sasol Financing USA LLC 4.38%, 9/18/2026	200,000	199,064
		1,037,577
SPAIN — 0.0% *
Grifols SA 4.75%, 10/15/2028 (b)	820,000	796,220
UNITED ARAB EMIRATES — 0.0% *
Galaxy Pipeline Assets Bidco Ltd. 2.94%, 9/30/2040	693,104	588,513
UNITED KINGDOM — 0.2%
Ardonagh Finco Ltd. 7.75%, 2/15/2031 (b)	555,000	580,708
BAT Capital Corp.:
4.54%, 8/15/2047	1,431,000	1,200,294
5.63%, 8/15/2035	1,246,000	1,293,435
Belron U.K. Finance PLC 5.75%, 10/15/2029 (b)	750,000	759,683
Froneri Lux FinCo SARL 6.00%, 8/1/2032 (b)	705,000	705,345
Macquarie Airfinance Holdings Ltd.:
5.15%, 3/17/2030 (b)	145,000	147,033
5.20%, 3/27/2028 (b)	629,000	639,655
6.40%, 3/26/2029 (b)	555,000	583,571
6.50%, 3/26/2031 (b)	253,000	270,991
Merlin Entertainments Group U.S. Holdings, Inc. 7.38%, 2/15/2031 (b)	900,000	772,263
		6,952,978

See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
UNITED STATES — 9.0%
1261229 BC Ltd. 10.00%, 4/15/2032 (b)	$445,000	$456,993
AAR Escrow Issuer LLC 6.75%, 3/15/2029 (b)	335,000	345,489
AbbVie, Inc. 5.50%, 3/15/2064	1,253,000	1,252,186
Academy Ltd. 6.00%, 11/15/2027 (b)	500,000	499,730
Acrisure LLC/Acrisure Finance, Inc.:
6.00%, 8/1/2029 (b)	180,000	178,292
6.75%, 7/1/2032 (b)	580,000	597,783
Acuris Finance U.S., Inc./Acuris Finance SARL 5.00%, 5/1/2028 (b)	475,000	461,140
Acushnet Co. 7.38%, 10/15/2028 (b)	285,000	296,283
AdaptHealth LLC 5.13%, 3/1/2030 (b)	210,000	200,395
Advance Auto Parts, Inc. 7.38%, 8/1/2033 (b)	205,000	211,423
Advanced Drainage Systems, Inc. 6.38%, 6/15/2030 (b)	1,045,000	1,065,419
AEP Texas, Inc. 5.45%, 5/15/2029	659,000	683,765
Aethon United BR LP/Aethon United Finance Corp. 7.50%, 10/1/2029 (b)	545,000	568,321
Agilent Technologies, Inc. 4.75%, 9/9/2034	1,294,000	1,288,591
Agree LP 5.63%, 6/15/2034	833,000	866,128
Alliant Energy Corp. VRN, 5 yr. CMT + 2.08%, 5.75%, 4/1/2056 (a)	526,000	526,726
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
6.50%, 10/1/2031 (b)	575,000	588,886
6.75%, 10/15/2027 (b)	495,000	496,208
Allied Universal Holdco LLC 7.88%, 2/15/2031 (b)	945,000	991,333
AMC Entertainment Holdings, Inc. 7.50%, 2/15/2029 (b)	110,000	95,108
Amentum Holdings, Inc. 7.25%, 8/1/2032 (b)	635,000	659,752
American Airlines, Inc. 8.50%, 5/15/2029 (b)	370,000	385,980
American Axle & Manufacturing, Inc.:
5.00%, 10/1/2029	290,000	275,538
6.38%, 10/15/2032 (b) (d)	310,000	309,470
7.75%, 10/15/2033 (b) (d)	140,000	141,100
Security Description	Principal Amount	Value
American Express Co. SOFR + 1.44%, 5.02%, 4/25/2031 (a)	$2,745,000	$2,823,534
American Homes 4 Rent LP 5.50%, 2/1/2034	1,670,000	1,725,477
American International Group, Inc. 5.45%, 5/7/2035	516,000	537,507
American National Group, Inc.:
5.75%, 10/1/2029	559,000	578,168
6.00%, 7/15/2035	1,665,000	1,700,947
American Tower Corp. 3.70%, 10/15/2049	437,000	327,269
Amgen, Inc. 5.75%, 3/2/2063	1,804,000	1,799,797
Amrize Finance U.S. LLC 4.95%, 4/7/2030 (b)	531,000	542,719
AmWINS Group, Inc. 4.88%, 6/30/2029 (b)	440,000	427,420
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp. 7.00%, 4/15/2030 (b)	255,000	258,057
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp. 5.25%, 4/15/2030 (b)	85,000	79,611
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC 7.88%, 11/1/2029 (b)	685,000	714,736
AppLovin Corp. 5.38%, 12/1/2031	587,000	607,304
Archrock Partners LP/Archrock Partners Finance Corp. 6.63%, 9/1/2032 (b)	530,000	544,034
Arizona Public Service Co. 5.90%, 8/15/2055	2,573,000	2,638,766
Arrow Electronics, Inc. 5.15%, 8/21/2029	1,285,000	1,315,429
Arsenal AIC Parent LLC 8.00%, 10/1/2030 (b)	170,000	180,139
Artera Services LLC 8.50%, 2/15/2031 (b)	65,000	57,568
Arthur J Gallagher & Co. 4.85%, 12/15/2029	680,000	693,872
Ashton Woods USA LLC/Ashton Woods Finance Co. 4.63%, 4/1/2030 (b)	300,000	284,529
AT&T, Inc. 6.05%, 8/15/2056	2,515,000	2,608,734
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (b)	670,000	664,673
Athene Global Funding:
4.72%, 10/8/2029 (b)	613,000	617,775
5.03%, 7/17/2030 (b)	699,000	709,814

See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Athene Holding Ltd. VRN, 5 yr. CMT + 2.61%, 6.63%, 10/15/2054 (a)	$907,000	$919,072
Atlassian Corp. 5.25%, 5/15/2029	781,000	803,126
AutoZone, Inc. 5.13%, 6/15/2030	1,224,000	1,263,658
Avery Dennison Corp. 5.75%, 3/15/2033	584,000	616,885
Aviation Capital Group LLC 5.38%, 7/15/2029 (b)	795,000	814,477
Avient Corp. 6.25%, 11/1/2031 (b)	110,000	111,698
Avnet, Inc. 6.25%, 3/15/2028	2,331,000	2,424,473
Azorra Finance Ltd.:
7.25%, 1/15/2031 (b)	560,000	582,966
7.75%, 4/15/2030 (b)	310,000	326,067
Bank of America Corp.:
SOFR + 1.65%, 5.47%, 1/23/2035 (a)	898,000	938,203
SOFR + 1.70%, 5.74%, 2/12/2036 (a)	1,047,000	1,090,241
Series OO, VRN, 5 yr. CMT + 2.68%, 6.63%, 5/1/2030 (a)	616,000	641,971
Bank of New York Mellon Corp. SOFR + 1.23%, 5.06%, 7/22/2032 (a)	952,000	983,111
Bausch & Lomb Corp. 8.38%, 10/1/2028 (b)	695,000	725,288
Bausch Health Americas, Inc. 8.50%, 1/31/2027 (b)	140,000	138,860
Bausch Health Cos., Inc.:
4.88%, 6/1/2028 (b)	395,000	353,798
5.25%, 1/30/2030 (b)	205,000	144,794
14.00%, 10/15/2030 (b)	28,000	28,063
Beach Acquisition Bidco LLC PIK, 10.00%, 7/15/2033 (b)	200,000	216,032
Biogen, Inc. 5.05%, 1/15/2031	2,466,000	2,533,716
Black Hills Corp. 6.00%, 1/15/2035	1,169,000	1,244,646
Block Financial LLC 5.38%, 9/15/2032	2,697,000	2,721,651
Broadcom, Inc. 3.50%, 2/15/2041 (b)	3,184,000	2,620,018
Brown & Brown, Inc. 6.25%, 6/23/2055	526,000	553,494
Buckeye Partners LP 6.88%, 7/1/2029 (b)	730,000	756,251
Builders FirstSource, Inc.:
6.38%, 3/1/2034 (b)	520,000	536,229
6.75%, 5/15/2035 (b)	645,000	674,618
Bunge Ltd. Finance Corp. 4.65%, 9/17/2034	1,435,000	1,406,989
Security Description	Principal Amount	Value
Burlington Northern Santa Fe LLC 5.50%, 3/15/2055	$1,133,000	$1,137,169
CACI International, Inc. 6.38%, 6/15/2033 (b)	245,000	252,994
Caesars Entertainment, Inc. 6.00%, 10/15/2032 (b)	1,010,000	994,608
Campbell's Co. 5.40%, 3/21/2034	566,000	579,799
Cardinal Health, Inc. 4.90%, 9/15/2045	2,672,000	2,413,083
Carlisle Cos., Inc. 5.55%, 9/15/2040	515,000	521,571
Carnival Corp.:
5.13%, 5/1/2029 (b) (d)	424,000	424,000
5.75%, 8/1/2032 (b)	705,000	717,887
5.88%, 6/15/2031 (b)	1,360,000	1,394,666
6.13%, 2/15/2033 (b)	430,000	440,883
Castle U.S. Holding Corp. 10.00%, 6/30/2031 (b)	77,000	11,870
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.75%, 3/1/2030 (b)	1,220,000	1,170,773
4.75%, 2/1/2032 (b)	850,000	786,216
5.13%, 5/1/2027 (b)	640,000	636,000
Celanese U.S. Holdings LLC:
6.50%, 4/15/2030	300,000	302,010
6.75%, 4/15/2033	300,000	298,662
Cheniere Energy Partners LP 4.00%, 3/1/2031	1,240,000	1,196,476
Cheniere Energy, Inc. 4.63%, 10/15/2028	2,137,000	2,131,059
Chord Energy Corp.:
6.00%, 10/1/2030 (b)	275,000	273,037
6.75%, 3/15/2033 (b)	960,000	972,394
CHS/Community Health Systems, Inc.:
4.75%, 2/15/2031 (b)	310,000	267,890
6.00%, 1/15/2029 (b)	480,000	465,437
6.88%, 4/15/2029 (b)	200,000	159,042
Citigroup, Inc.:
SOFR + 1.17%, 4.50%, 9/11/2031 (a)	744,000	744,335
SOFR + 1.46%, 4.95%, 5/7/2031 (a)	1,096,000	1,116,517
SOFR + 2.66%, 6.17%, 5/25/2034 (a)	590,000	628,026
Series GG, 5 yr. CMT + 2.89%, 6.88%, 8/15/2030 (a)	636,000	656,040
Civitas Resources, Inc. 8.38%, 7/1/2028 (b)	235,000	243,728
Clarios Global LP/Clarios U.S. Finance Co.:
6.75%, 5/15/2028 (b)	560,000	572,583
6.75%, 2/15/2030 (b)	685,000	708,180
6.75%, 9/15/2032 (b)	805,000	822,758

See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Clarivate Science Holdings Corp. 4.88%, 7/1/2029 (b)	$205,000	$193,725
Clear Channel Outdoor Holdings, Inc.:
7.13%, 2/15/2031 (b)	495,000	512,310
7.50%, 6/1/2029 (b)	300,000	291,459
Clearway Energy Operating LLC 4.75%, 3/15/2028 (b)	280,000	276,525
Cleveland-Cliffs, Inc. 6.88%, 11/1/2029 (b)	365,000	372,223
Cloud Software Group, Inc.:
6.50%, 3/31/2029 (b)	320,000	323,046
6.63%, 8/15/2033 (b)	260,000	264,865
9.00%, 9/30/2029 (b)	210,000	217,619
Clydesdale Acquisition Holdings, Inc. 6.75%, 4/15/2032 (b)	630,000	647,086
CMS Energy Corp. VRN, 5 yr. CMT + 1.96%, 6.50%, 6/1/2055 (a)	613,000	636,833
CNX Midstream Partners LP 4.75%, 4/15/2030 (b)	550,000	527,307
CNX Resources Corp. 6.00%, 1/15/2029 (b)	325,000	325,920
Colonial Enterprises, Inc. 5.63%, 11/15/2035 (b)	748,000	754,336
Commonwealth Edison Co. 5.95%, 6/1/2055	2,521,000	2,685,142
CommScope LLC:
4.75%, 9/1/2029 (b)	118,000	117,234
9.50%, 12/15/2031 (b)	215,000	222,559
CommScope Technologies LLC 5.00%, 3/15/2027 (b)	220,000	218,299
Consolidated Communications, Inc. 5.00%, 10/1/2028 (b)	435,000	440,438
Consumers Energy Co. 4.50%, 1/15/2031	746,000	753,363
CoreWeave, Inc. 9.25%, 6/1/2030 (b)	415,000	428,591
Cornerstone Building Brands, Inc.:
6.13%, 1/15/2029 (b)	70,000	57,244
9.50%, 8/15/2029 (b)	330,000	320,615
Cougar JV Subsidiary LLC 8.00%, 5/15/2032 (b)	260,000	276,682
CQP Holdco LP/BIP-V Chinook Holdco LLC 5.50%, 6/15/2031 (b)	565,000	559,949
CSC Holdings LLC 6.50%, 2/1/2029 (b)	915,000	675,892
CSX Corp. 3.35%, 9/15/2049	2,869,000	2,057,934
Dana, Inc.:
5.38%, 11/15/2027	125,000	124,931
Security Description	Principal Amount	Value
5.63%, 6/15/2028	$650,000	$649,922
Dcli Bidco LLC 7.75%, 11/15/2029 (b)	680,000	706,724
Dealer Tire LLC/DT Issuer LLC 8.00%, 2/1/2028 (b)	365,000	362,087
Dell, Inc. 6.50%, 4/15/2038	582,000	630,993
Diebold Nixdorf, Inc. 7.75%, 3/31/2030 (b)	195,000	206,482
Directv Financing LLC 8.88%, 2/1/2030 (b)	425,000	419,709
Directv Financing LLC/Directv Financing Co-Obligor, Inc. 5.88%, 8/15/2027 (b)	410,000	409,676
DISH DBS Corp.:
5.13%, 6/1/2029	505,000	431,841
5.75%, 12/1/2028 (b)	760,000	728,764
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (b)	280,000	240,954
DT Midstream, Inc. 4.13%, 6/15/2029 (b)	625,000	609,950
DTE Energy Co. 5.85%, 6/1/2034	1,665,000	1,770,644
Duke Energy Corp.:
5.00%, 8/15/2052	388,000	349,604
5.80%, 6/15/2054	2,144,000	2,167,627
Eastern Energy Gas Holdings LLC 5.65%, 10/15/2054	1,273,000	1,253,218
EchoStar Corp. 10.75%, 11/30/2029	515,000	566,634
Elevance Health, Inc. 5.13%, 2/15/2053	2,353,000	2,148,595
Ellucian Holdings, Inc. 6.50%, 12/1/2029 (b)	575,000	585,770
Embarq LLC 8.00%, 6/1/2036	165,000	81,581
EMRLD Borrower LP/Emerald Co-Issuer, Inc.:
6.63%, 12/15/2030 (b)	565,000	581,255
6.75%, 7/15/2031 (b)	270,000	280,595
Entergy Arkansas LLC 5.75%, 6/1/2054	632,000	647,554
Entergy Corp. 5 yr. CMT + 2.67%, 7.13%, 12/1/2054 (a)	1,189,000	1,245,038
Entergy Louisiana LLC 4.75%, 9/15/2052	869,000	772,532
Enterprise Products Operating LLC 5.55%, 2/16/2055	1,213,000	1,199,184
Equinix, Inc.:
2.95%, 9/15/2051	2,169,000	1,384,299
3.90%, 4/15/2032	1,233,000	1,182,521
Essential Properties LP 5.40%, 12/1/2035	694,000	696,373

See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Evergy Kansas Central, Inc. 5.70%, 3/15/2053	$1,289,000	$1,301,516
Expand Energy Corp.:
4.75%, 2/1/2032	624,000	613,429
6.75%, 4/15/2029 (b)	445,000	449,552
Expedia Group, Inc. 3.80%, 2/15/2028	2,713,000	2,689,044
Extra Space Storage LP:
4.95%, 1/15/2033	623,000	627,025
5.40%, 2/1/2034	1,139,000	1,173,899
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc. 6.75%, 1/15/2030 (b)	300,000	281,724
First Industrial LP 5.25%, 1/15/2031	1,621,000	1,661,055
Fiserv, Inc.:
4.55%, 2/15/2031	1,277,000	1,281,827
5.45%, 3/15/2034	1,029,000	1,063,626
Florida Gas Transmission Co. LLC 5.75%, 7/15/2035 (b)	521,000	540,470
Flowers Foods, Inc. 5.75%, 3/15/2035	1,206,000	1,227,937
Freedom Mortgage Holdings LLC 8.38%, 4/1/2032 (b)	285,000	298,637
Freeport-McMoRan, Inc.:
4.38%, 8/1/2028	400,000	399,308
5.25%, 9/1/2029	300,000	303,882
Frontier Communications Holdings LLC 5.88%, 10/15/2027 (b)	125,000	125,013
FTAI Aviation Investors LLC 5.88%, 4/15/2033 (b)	335,000	337,178
Full House Resorts, Inc. 8.25%, 2/15/2028 (b)	255,000	236,663
Gates Corp. 6.88%, 7/1/2029 (b)	345,000	357,931
GATX Corp.:
5.20%, 3/15/2044	270,000	256,748
5.50%, 6/15/2035	721,000	743,394
GE HealthCare Technologies, Inc. 4.80%, 1/15/2031	1,240,000	1,260,572
General Electric Co. 4.90%, 1/29/2036	509,000	515,866
Genesee & Wyoming, Inc. 6.25%, 4/15/2032 (b)	1,005,000	1,022,196
Genting New York LLC/GENNY Capital, Inc. 7.25%, 10/1/2029 (b)	400,000	413,380
Genuine Parts Co. 4.95%, 8/15/2029	910,000	927,199
Goat Holdco LLC 6.75%, 2/1/2032 (b)	655,000	673,124
Security Description	Principal Amount	Value
Goldman Sachs Group, Inc.:
SOFR + 1.55%, 5.33%, 7/23/2035 (a)	$1,208,000	$1,243,382
VRN, 5 yr. CMT + 2.46%, 6.85%, 2/10/2030 (a)	588,000	611,502
Goodyear Tire & Rubber Co. 5.25%, 7/15/2031	250,000	235,178
GrafTech Finance, Inc. 4.63%, 12/23/2029 (b)	185,000	130,246
Gray Media, Inc.:
7.25%, 8/15/2033 (b)	345,000	342,212
9.63%, 7/15/2032 (b)	345,000	352,283
Griffon Corp. 5.75%, 3/1/2028	950,000	949,449
Group 1 Automotive, Inc.:
4.00%, 8/15/2028 (b)	665,000	646,187
6.38%, 1/15/2030 (b)	350,000	358,127
Guardian Life Global Funding 4.80%, 4/28/2030 (b)	1,104,000	1,128,487
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (b)	545,000	559,590
Gulfstream Natural Gas System LLC 5.60%, 7/23/2035 (b)	747,000	765,361
Harvest Midstream I LP 7.50%, 5/15/2032 (b)	485,000	497,343
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL 4.63%, 5/1/2028 (b)	375,000	362,291
Herc Holdings, Inc. 7.00%, 6/15/2030 (b)	365,000	379,169
Hess Midstream Operations LP:
5.13%, 6/15/2028 (b)	365,000	364,642
5.50%, 10/15/2030 (b)	716,000	720,876
5.88%, 3/1/2028 (b)	634,000	646,084
Hewlett Packard Enterprise Co. 5.00%, 10/15/2034	2,508,000	2,487,459
Hexcel Corp. 5.88%, 2/26/2035	721,000	754,490
Hightower Holding LLC 6.75%, 4/15/2029 (b)	315,000	310,303
Hilcorp Energy I LP/Hilcorp Finance Co. 7.25%, 2/15/2035 (b)	295,000	288,658
Hilton Domestic Operating Co., Inc. 5.75%, 9/15/2033 (b)	665,000	674,390
HUB International Ltd. 7.25%, 6/15/2030 (b)	450,000	469,436
Huntington Bancshares, Inc. SOFR + 1.87%, 5.71%, 2/2/2035 (a)	596,000	620,823
Hyundai Capital America 5.30%, 1/8/2029 (b)	2,043,000	2,091,889

See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 5.25%, 5/15/2027	$345,000	$339,380
Illuminate Buyer LLC/Illuminate Holdings IV, Inc. 9.00%, 7/1/2028 (b)	460,000	461,472
Installed Building Products, Inc. 5.75%, 2/1/2028 (b)	790,000	789,400
Interstate Power & Light Co. 5.60%, 10/1/2055	636,000	626,047
Inversion Escrow Issuer LLC 6.75%, 8/1/2032 (b)	500,000	492,855
ION Platform Finance U.S., Inc. 7.88%, 9/30/2032 (b) (d)	240,000	238,423
IQVIA, Inc.:
6.25%, 2/1/2029	768,000	808,750
6.25%, 6/1/2032 (b)	475,000	489,673
Iron Mountain, Inc.:
6.25%, 1/15/2033 (b)	115,000	117,329
7.00%, 2/15/2029 (b)	470,000	483,950
Jacobs Engineering Group, Inc. 5.90%, 3/1/2033	2,154,000	2,277,640
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL 3.75%, 12/1/2031	1,901,000	1,795,704
JetBlue Airways Corp./JetBlue Loyalty LP 9.88%, 9/20/2031 (b)	225,000	228,348
JPMorgan Chase & Co.:
SOFR + 1.01%, 5.14%, 1/24/2031 (a)	1,040,000	1,073,998
SOFR + 1.44%, 5.10%, 4/22/2031 (a)	1,224,000	1,265,065
SOFR + 1.46%, 5.29%, 7/22/2035 (a)	2,229,000	2,303,070
SOFR + 1.64%, 5.58%, 7/23/2036 (a)	798,000	827,909
K Hovnanian Enterprises, Inc. 8.00%, 4/1/2031 (b)	320,000	328,080
Kentucky Utilities Co. 5.85%, 8/15/2055	522,000	537,054
Keurig Dr. Pepper, Inc. Series 10, 5.20%, 3/15/2031	1,036,000	1,059,486
Kinder Morgan Energy Partners LP Series MTN, 6.95%, 1/15/2038	560,000	630,549
Kinetik Holdings LP 5.88%, 6/15/2030 (b)	586,000	589,651
Kodiak Gas Services LLC:
6.50%, 10/1/2033 (b)	205,000	208,678
6.75%, 10/1/2035 (b)	205,000	210,471
7.25%, 2/15/2029 (b)	560,000	580,961
Security Description	Principal Amount	Value
Kroger Co. 5.65%, 9/15/2064	$1,253,000	$1,224,006
Kyndryl Holdings, Inc. 4.10%, 10/15/2041	2,326,000	1,880,687
Laboratory Corp. of America Holdings 4.80%, 10/1/2034	2,504,000	2,482,491
Lamar Media Corp. 5.38%, 11/1/2033 (b)	715,000	709,809
LBM Acquisition LLC:
6.25%, 1/15/2029 (b)	150,000	138,915
9.50%, 6/15/2031 (b)	215,000	226,709
Level 3 Financing, Inc.:
4.50%, 4/1/2030 (b)	430,000	393,656
6.88%, 6/30/2033 (b)	695,000	708,573
LFS Topco LLC 8.75%, 7/15/2030 (b)	355,000	356,754
Life Time, Inc. 6.00%, 11/15/2031 (b)	780,000	792,597
LifePoint Health, Inc. 10.00%, 6/1/2032 (b)	440,000	462,581
Light & Wonder International, Inc.:
6.25%, 10/1/2033 (b)	460,000	460,722
7.25%, 11/15/2029 (b)	505,000	518,817
Lindblad Expeditions LLC 7.00%, 9/15/2030 (b)	320,000	326,192
Lineage OP LP 5.25%, 7/15/2030 (b)	1,244,000	1,260,520
Lockheed Martin Corp. 5.00%, 8/15/2035	1,248,000	1,267,668
Lowe's Cos., Inc. 5.63%, 4/15/2053	622,000	617,901
M/I Homes, Inc. 4.95%, 2/1/2028	365,000	362,938
Madison IAQ LLC 5.88%, 6/30/2029 (b)	990,000	978,090
Marriott International, Inc.:
4.50%, 10/15/2031	1,266,000	1,260,379
5.35%, 3/15/2035	2,297,000	2,348,177
Mars, Inc. 5.70%, 5/1/2055 (b)	1,257,000	1,274,259
Marvell Technology, Inc. 5.95%, 9/15/2033	2,277,000	2,441,263
Massachusetts Mutual Life Insurance Co. 3.38%, 4/15/2050 (b)	2,551,000	1,773,430
MasTec, Inc. 5.90%, 6/15/2029	1,199,000	1,254,226
Matador Resources Co. 6.50%, 4/15/2032 (b)	400,000	404,584
Match Group Holdings II LLC 5.00%, 12/15/2027 (b)	775,000	772,698
Mativ Holdings, Inc. 8.00%, 10/1/2029 (b)	150,000	148,526

See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Mavis Tire Express Services Topco Corp. 6.50%, 5/15/2029 (b)	$215,000	$214,013
McAfee Corp. 7.38%, 2/15/2030 (b)	150,000	139,367
McDonald's Corp. 5.45%, 8/14/2053	1,208,000	1,195,920
McGraw-Hill Education, Inc.:
5.75%, 8/1/2028 (b)	265,000	264,722
7.38%, 9/1/2031 (b)	105,000	109,099
Medline Borrower LP 5.25%, 10/1/2029 (b)	1,095,000	1,085,911
Medline Borrower LP/Medline Co-Issuer, Inc. 6.25%, 4/1/2029 (b)	160,000	164,221
Merck & Co., Inc. 5.70%, 9/15/2055	1,553,000	1,603,255
Meta Platforms, Inc. 5.60%, 5/15/2053	2,099,000	2,125,972
MetLife, Inc. Series G, VRN, 5 yr. CMT + 2.08%, 6.35%, 3/15/2055 (a)	1,037,000	1,104,778
Michaels Cos., Inc. 5.25%, 5/1/2028 (b)	285,000	262,414
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.88%, 5/1/2029 (b)	445,000	432,927
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC 6.75%, 4/1/2032 (b)	510,000	523,836
Molex Electronic Technologies LLC 5.25%, 4/30/2032 (b)	1,365,000	1,389,174
Morgan Stanley:
5 yr. CMT + 1.80%, 5.94%, 2/7/2039 (a)	1,187,000	1,243,584
5 yr. CMT + 2.43%, 5.95%, 1/19/2038 (a)	602,000	630,685
Motorola Solutions, Inc. 5.20%, 8/15/2032	1,030,000	1,060,993
Nabors Industries, Inc. 9.13%, 1/31/2030 (b)	365,000	379,699
Nassau Cos., of New York 7.88%, 7/15/2030 (b)	400,000	408,928
National Fuel Gas Co. 5.95%, 3/15/2035	516,000	538,616
Navient Corp.:
5.00%, 3/15/2027	205,000	204,209
7.88%, 6/15/2032	200,000	210,784
NCL Corp. Ltd.:
5.88%, 1/15/2031 (b)	205,000	204,965
6.25%, 9/15/2033 (b)	205,000	206,066
NetApp, Inc. 5.50%, 3/17/2032	589,000	612,342
Security Description	Principal Amount	Value
Netflix, Inc.:
5.38%, 11/15/2029 (b)	$950,000	$993,947
5.40%, 8/15/2054	794,000	800,527
Newell Brands, Inc. 6.38%, 5/15/2030	435,000	431,120
Newmont Corp./Newcrest Finance Pty. Ltd. 5.35%, 3/15/2034	1,224,000	1,276,914
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.13%, 2/15/2029 (b)	210,000	215,345
NGPL PipeCo LLC 3.25%, 7/15/2031 (b)	1,320,000	1,196,408
Niagara Mohawk Power Corp. 4.65%, 10/3/2030 (b)	1,255,000	1,261,526
NiSource, Inc.:
5.35%, 4/1/2034	1,036,000	1,066,427
5.85%, 4/1/2055	1,036,000	1,052,431
5 yr. CMT + 2.45%, 6.95%, 11/30/2054 (a)	571,000	595,993
Nissan Motor Acceptance Co. LLC 5.63%, 9/29/2028 (b)	360,000	360,252
Northrop Grumman Corp.:
4.03%, 10/15/2047	770,000	627,904
5.20%, 6/1/2054	2,094,000	1,993,928
Novelis Corp. 6.88%, 1/30/2030 (b)	230,000	238,257
NRG Energy, Inc.:
5.75%, 1/15/2034 (b) (d)	160,000	159,826
6.00%, 2/1/2033 (b)	330,000	334,976
Olin Corp. 6.63%, 4/1/2033 (b)	230,000	231,339
Olympus Water U.S. Holding Corp. 7.25%, 2/15/2033 (b) (d)	430,000	430,249
Omega Healthcare Investors, Inc.:
3.25%, 4/15/2033	715,000	630,015
4.75%, 1/15/2028	601,000	606,066
OneMain Finance Corp.:
6.13%, 5/15/2030	445,000	451,697
6.50%, 3/15/2033	510,000	510,796
7.13%, 9/15/2032	245,000	253,242
7.50%, 5/15/2031	340,000	355,718
Oracle Corp. 5.88%, 9/26/2045	1,004,000	1,007,474
O'Reilly Automotive, Inc.:
5.00%, 8/19/2034	667,000	672,923
5.75%, 11/20/2026	553,000	562,534
Outfront Media Capital LLC/Outfront Media Capital Corp. 7.38%, 2/15/2031 (b)	415,000	438,012
Owens Corning 5.70%, 6/15/2034	1,123,000	1,182,665

See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Panther Escrow Issuer LLC 7.13%, 6/1/2031 (b)	$405,000	$421,236
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer 7.00%, 2/1/2030 (b)	720,000	741,960
Paychex, Inc. 5.35%, 4/15/2032	2,454,000	2,546,025
PBF Holding Co. LLC/PBF Finance Corp. 6.00%, 2/15/2028	120,000	119,354
Penn Entertainment, Inc. 4.13%, 7/1/2029 (b)	210,000	196,873
PennyMac Financial Services, Inc.:
4.25%, 2/15/2029 (b)	310,000	300,170
6.88%, 5/15/2032 (b)	245,000	253,965
7.88%, 12/15/2029 (b)	340,000	360,886
Penske Truck Leasing Co. LP/PTL Finance Corp. 5.25%, 2/1/2030 (b)	2,443,000	2,519,710
Permian Resources Operating LLC 6.25%, 2/1/2033 (b)	948,000	965,917
PetSmart LLC/PetSmart Finance Corp.:
7.50%, 9/15/2032 (b)	345,000	345,914
10.00%, 9/15/2033 (b)	255,000	257,910
Philip Morris International, Inc.:
5.25%, 2/13/2034	1,137,000	1,173,748
5.38%, 2/15/2033	1,211,000	1,265,035
Phillips Edison Grocery Center Operating Partnership I LP 5.75%, 7/15/2034	1,240,000	1,289,650
Pike Corp.:
5.50%, 9/1/2028 (b)	560,000	558,354
8.63%, 1/31/2031 (b)	285,000	305,851
PNC Financial Services Group, Inc. SOFR + 1.42%, 5.37%, 7/21/2036 (a)	829,000	853,522
Post Holdings, Inc. 6.38%, 3/1/2033 (b)	535,000	540,762
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. 5.63%, 9/1/2029 (b)	160,000	85,446
Prime Security Services Borrower LLC/Prime Finance, Inc. 6.25%, 1/15/2028 (b)	220,000	220,048
Primo Water Holdings, Inc./Triton Water Holdings, Inc. 6.25%, 4/1/2029 (b)	1,160,000	1,161,496
Prudential Financial, Inc. 5.20%, 3/14/2035	776,000	797,666
Security Description	Principal Amount	Value
PSEG Power LLC 5.20%, 5/15/2030 (b)	$854,000	$876,400
Qnity Electronics, Inc. 6.25%, 8/15/2033 (b)	275,000	281,127
Qorvo, Inc. 3.38%, 4/1/2031 (b)	832,000	765,007
Quanta Services, Inc. 5.25%, 8/9/2034	1,854,000	1,898,181
Quest Diagnostics, Inc. 5.00%, 12/15/2034	1,166,000	1,179,537
Quikrete Holdings, Inc. 6.75%, 3/1/2033 (b)	685,000	711,866
QXO Building Products, Inc. 6.75%, 4/30/2032 (b)	960,000	996,787
Radiate Holdco LLC/Radiate Finance, Inc. 2025 First Lien First Out Term Loan, 4.50%, 9/15/2026 (b)	90,000	81,882
Radiology Partners, Inc.:
8.50%, 7/15/2032 (b)	655,000	681,285
9.78%, 2/15/2030 (b)	219,611	215,289
Regal Rexnord Corp. 6.05%, 4/15/2028	1,217,000	1,258,755
Republic Services, Inc. 5.15%, 3/15/2035	1,193,000	1,232,262
RHP Hotel Properties LP/RHP Finance Corp. 6.50%, 6/15/2033 (b)	585,000	602,415
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp. 6.63%, 2/1/2033 (b)	920,000	937,011
Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp. 6.25%, 10/15/2030 (b) (d)	375,000	378,465
Rocket Cos., Inc.:
6.13%, 8/1/2030 (b)	350,000	359,310
6.38%, 8/1/2033 (b)	350,000	361,554
Rollins, Inc. 5.25%, 2/24/2035	499,000	507,393
Roper Technologies, Inc. 4.25%, 9/15/2028	759,000	762,431
Royal Caribbean Cruises Ltd.:
5.38%, 7/15/2027 (b)	1,419,000	1,431,558
5.38%, 1/15/2036 (d)	537,000	540,426
Royalty Pharma PLC 5.95%, 9/25/2055	765,000	768,282
Sabre GLBL, Inc.:
8.63%, 6/1/2027 (b)	69,000	70,130
10.75%, 11/15/2029 (b)	247,000	239,202
Santander Holdings USA, Inc. SOFR + 1.61%, 5.47%, 3/20/2029 (a)	785,000	800,362
Sealed Air Corp./Sealed Air Corp. U.S. 7.25%, 2/15/2031 (b)	500,000	525,060

See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Select Medical Corp. 6.25%, 12/1/2032 (b)	$450,000	$450,198
Service Properties Trust:
Zero Coupon, 9/30/2028 (b)	475,000	418,741
5.50%, 12/15/2027	115,000	113,105
8.88%, 6/15/2032	255,000	257,693
Sirius XM Radio LLC 5.50%, 7/1/2029 (b)	1,025,000	1,025,082
Six Flags Entertainment Corp. 7.25%, 5/15/2031 (b)	360,000	360,014
SM Energy Co. 7.00%, 8/1/2032 (b)	410,000	409,918
Solstice Advanced Materials, Inc. 5.63%, 9/30/2033 (b)	710,000	711,967
Solventum Corp. 5.40%, 3/1/2029	440,000	454,102
Sonoco Products Co. 4.60%, 9/1/2029	590,000	593,322
Sotera Health Holdings LLC 7.38%, 6/1/2031 (b)	290,000	304,401
Southern Co. Series 2025, VRN, 5 yr. CMT + 2.07%, 6.38%, 3/15/2055 (a)	400,000	426,668
Southern Co. Gas Capital Corp. Series A, 4.05%, 9/15/2028	422,000	421,548
Southern Natural Gas Co. LLC 5.45%, 8/1/2035 (b)	321,000	327,006
Southern Power Co. Series B, 4.90%, 10/1/2035	700,000	690,410
Standard Building Solutions, Inc. 6.50%, 8/15/2032 (b)	2,150,000	2,207,362
Staples, Inc. 10.75%, 9/1/2029 (b)	450,000	445,748
Star Leasing Co. LLC 7.63%, 2/15/2030 (b)	215,000	208,877
Starwood Property Trust, Inc.:
5.25%, 10/15/2028 (b) (d)	615,000	615,080
6.00%, 4/15/2030 (b)	355,000	360,133
7.25%, 4/1/2029 (b)	330,000	346,533
Starz Capital Holdings LLC 5.50%, 4/15/2029 (b)	70,000	57,394
Station Casinos LLC 6.63%, 3/15/2032 (b)	770,000	789,389
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.00%, 6/1/2031 (b)	300,000	285,291
Sun Communities Operating LP 2.70%, 7/15/2031	1,344,000	1,215,715
SunCoke Energy, Inc. 4.88%, 6/30/2029 (b)	470,000	439,441
Security Description	Principal Amount	Value
Sunoco LP/Sunoco Finance Corp. 6.00%, 4/15/2027	$170,000	$170,034
SWF Holdings I Corp. 6.50%, 10/1/2029 (b)	95,000	37,385
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.:
6.75%, 3/15/2034 (b)	205,000	203,003
7.38%, 2/15/2029 (b)	595,000	612,910
Targa Resources Corp. 5.50%, 2/15/2035	445,000	453,108
Tenet Healthcare Corp.:
6.13%, 6/15/2030	565,000	572,837
6.25%, 2/1/2027	245,000	245,074
T-Mobile USA, Inc. 5.50%, 1/15/2055	3,108,000	3,005,156
Trans-Allegheny Interstate Line Co. 5.00%, 1/15/2031 (b)	2,448,000	2,510,448
TransDigm, Inc.:
6.25%, 1/31/2034 (b)	45,000	46,318
6.38%, 5/31/2033 (b)	660,000	669,260
6.75%, 1/31/2034 (b)	80,000	82,722
6.88%, 12/15/2030 (b)	565,000	585,526
Transocean International Ltd. 8.00%, 2/1/2027 (b)	210,000	209,786
Transocean Poseidon Ltd. 6.88%, 2/1/2027 (b)	211,500	211,587
Travelers Cos., Inc. 5.70%, 7/24/2055	505,000	523,301
Trident TPI Holdings, Inc. 12.75%, 12/31/2028 (b)	400,000	426,976
Tronox, Inc. 9.13%, 9/30/2030 (b)	55,000	53,885
Truist Financial Corp.:
Series MTN, SOFR + 1.57%, 5.15%, 8/5/2032 (a)	1,144,000	1,178,137
Series MTN, SOFR + 2.45%, 7.16%, 10/30/2029 (a)	520,000	563,295
U.S. Foods, Inc. 5.75%, 4/15/2033 (b)	770,000	775,074
Uber Technologies, Inc. 4.80%, 9/15/2034	2,402,000	2,405,123
UKG, Inc. 6.88%, 2/1/2031 (b)	280,000	288,980
United Airlines, Inc. 4.63%, 4/15/2029 (b)	560,000	551,684
United Natural Foods, Inc. 6.75%, 10/15/2028 (b)	1,920,000	1,917,216
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC:
8.63%, 6/15/2032 (b)	290,000	277,057
10.50%, 2/15/2028 (b)	220,000	231,550
Univision Communications, Inc. 8.50%, 7/31/2031 (b)	705,000	728,314

See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Upbound Group, Inc. 6.38%, 2/15/2029 (b)	$160,000	$158,070
Vail Resorts, Inc.:
5.63%, 7/15/2030 (b)	745,000	749,917
6.50%, 5/15/2032 (b)	205,000	212,159
Venture Global LNG, Inc.:
8.13%, 6/1/2028 (b)	375,000	388,290
8.38%, 6/1/2031 (b)	670,000	703,587
9.88%, 2/1/2032 (b)	175,000	190,554
Venture Global Plaquemines LNG LLC:
6.50%, 1/15/2034 (b)	410,000	432,230
7.50%, 5/1/2033 (b)	120,000	132,610
Veralto Corp.:
5.35%, 9/18/2028	405,000	417,976
5.45%, 9/18/2033	628,000	656,323
VeriSign, Inc. 5.25%, 6/1/2032	1,525,000	1,566,373
Verisk Analytics, Inc. 5.25%, 6/5/2034	1,204,000	1,240,963
Veritiv Operating Co. 10.50%, 11/30/2030 (b)	245,000	262,959
Vertiv Group Corp. 4.13%, 11/15/2028 (b)	634,000	619,640
VICI Properties LP/VICI Note Co., Inc. 4.63%, 12/1/2029 (b)	2,490,000	2,466,171
Victra Holdings LLC/Victra Finance Corp. 8.75%, 9/15/2029 (b)	990,000	1,041,361
Viking Cruises Ltd.:
5.88%, 9/15/2027 (b)	875,000	875,262
5.88%, 10/15/2033 (b) (d)	1,375,000	1,373,776
Viper Energy Partners LLC 4.90%, 8/1/2030	884,000	889,569
Virginia Electric & Power Co. 5.55%, 8/15/2054	553,000	547,669
Vistra Operations Co. LLC:
6.88%, 4/15/2032 (b)	305,000	319,097
7.75%, 10/15/2031 (b)	325,000	344,341
Vital Energy, Inc. 7.88%, 4/15/2032 (b)	320,000	310,550
Vortex Opco LLC 3 mo. USD Term SOFR + 6.25%, 10.23%, 4/30/2030 (a) (b)	12,960	12,353
Voyager Parent LLC 9.25%, 7/1/2032 (b)	345,000	364,838
VT Topco, Inc. 8.50%, 8/15/2030 (b)	290,000	296,203
Walker & Dunlop, Inc. 6.63%, 4/1/2033 (b)	405,000	416,729
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (b)	870,000	917,389
Warnermedia Holdings, Inc.:
4.28%, 3/15/2032	250,000	229,203
5.05%, 3/15/2042	430,000	343,058
Security Description	Principal Amount	Value
Series WI, 4.05%, 3/15/2029	$595,000	$574,175
Waste Connections, Inc. 5.25%, 9/1/2035	1,032,000	1,063,600
Watco Cos. LLC/Watco Finance Corp. 7.13%, 8/1/2032 (b)	530,000	548,656
Wayfair LLC 7.25%, 10/31/2029 (b)	275,000	284,334
WBI Operating LLC 6.50%, 10/15/2033 (b) (d)	595,000	595,000
Weatherford International Ltd.:
6.75%, 10/15/2033 (b) (d)	715,000	715,643
8.63%, 4/30/2030 (b)	205,000	209,699
Wells Fargo & Co.:
SOFR + 1.34%, 4.89%, 9/15/2036 (a)	2,655,000	2,648,973
SOFR + 1.50%, 5.15%, 4/23/2031 (a)	2,532,000	2,611,809
WESCO Distribution, Inc. 6.38%, 3/15/2033 (b)	210,000	217,667
Westinghouse Air Brake Technologies Corp. 4.90%, 5/29/2030	2,476,000	2,530,497
Whirlpool Corp. 6.50%, 6/15/2033	350,000	349,356
Windstream Services LLC 7.50%, 10/15/2033 (b) (d)	320,000	319,923
Windstream Services LLC/Windstream Escrow Finance Corp. 8.25%, 10/1/2031 (b)	350,000	362,838
Workday, Inc. 3.80%, 4/1/2032	620,000	592,354
WR Grace Holdings LLC 5.63%, 8/15/2029 (b)	360,000	334,926
Wyndham Hotels & Resorts, Inc. 4.38%, 8/15/2028 (b)	585,000	571,469
XHR LP:
4.88%, 6/1/2029 (b)	1,125,000	1,102,399
6.63%, 5/15/2030 (b)	2,395,000	2,460,623
XPO, Inc. 7.13%, 6/1/2031 (b)	680,000	709,308
Zimmer Biomet Holdings, Inc. 5.20%, 9/15/2034	1,146,000	1,172,415
Zoetis, Inc.:
4.15%, 8/17/2028	1,252,000	1,256,244
4.70%, 2/1/2043	505,000	465,731
		351,711,631

See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
VIETNAM — 0.0% *
Mong Duong Finance Holdings BV 5.13%, 5/7/2029	$745,361	$736,931
TOTAL CORPORATE BONDS & NOTES (Cost $468,381,511)		475,079,678
ASSET-BACKED SECURITIES — 11.3%
AASET Ltd. Series 2024-2A, Class A, ABS, 5.93%, 9/16/2049 (b)	3,055,041	3,134,469
AASET Trust Series 2024-1A, Class B, 6.90%, 5/16/2049 (b)	452,564	468,931
ACE Securities Corp. Home Equity Loan Trust:
Series 2006-FM1, Class A2C, ABS, 1 mo. USD Term SOFR + 0.41%, 4.57%, 7/25/2036 (a)	8,171,219	2,008,175
Series 2007-WM2, Class A2C, ABS, 1 mo. USD Term SOFR + 0.67%, 4.83%, 2/25/2037 (a)	2,535,886	1,044,833
ACRE Commercial Mortgage Ltd. Series 2021-FL4, Class B, 1 mo. USD Term SOFR + 2.01%, 6.15%, 12/18/2037 (a) (b)	899,152	890,986
Affirm Asset Securitization Trust Series 2025-X1, Class B, ABS, 5.19%, 4/15/2030 (b)	3,500,000	3,512,876
Aligned Data Centers Issuer LLC Series 2023-1A, Class A2, 6.00%, 8/17/2048 (b)	4,000,000	4,040,279
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-FR1, Class M5, 3.70%, 5/25/2034 (f)	4,804,032	3,719,266
AMSR Trust:
Series 2021-SFR2, Class E1, ABS, 2.48%, 8/17/2038 (b)	3,000,000	2,923,513
Series 2021-SFR2, Class F1, ABS, 3.28%, 8/17/2038 (b)	3,000,000	2,933,009
Series 2021-SFR2, Class F2, ABS, 3.67%, 8/17/2038 (b)	2,000,000	1,960,341
Security Description	Principal Amount	Value
Series 2023-SFR1, Class B, 4.00%, 4/17/2040 (b)	$12,000,000	$11,742,579
Series 2023-SFR2, Class A, 3.95%, 6/17/2040 (b)	6,800,000	6,715,562
Anthelion CLO Ltd. Series 2025-1A, Class A1, 3 mo. USD Term SOFR + 1.50%, 5.82%, 7/20/2036 (a) (b)	4,000,000	4,009,372
Apidos CLO XLI Ltd. Series 2022-41A, Class D1R, 3 mo. USD Term SOFR + 3.00%, 7.33%, 10/20/2037 (a) (b)	1,000,000	1,002,400
APL Finance DAC Series 2025-1A, Class B, 5.95%, 3/20/2036 (b) (d)	1,852,000	1,851,447
Arbor Realty Commercial Real Estate Notes Ltd.:
Series 2021-FL4, Class A, 1 mo. USD Term SOFR + 1.46%, 5.61%, 11/15/2036 (a) (b)	1,534,839	1,534,856
Series 2022-FL1, Class A, 30 day USD SOFR Average + 1.45%, 5.82%, 1/15/2037 (a) (b)	890,398	890,427
Argent Securities Trust Series 2006-M1, Class A2B, ABS, 1 mo. USD Term SOFR + 0.29%, 4.45%, 7/25/2036 (a)	16,786,619	4,349,751
AutoNation Finance Trust Series 2025-1A, Class C, ABS, 5.19%, 12/10/2030 (b)	3,250,000	3,312,223
Avant Loans Funding Trust Series 2024-REV1, Class A, 5.92%, 10/15/2033 (b)	3,000,000	3,044,014
Bain Capital Credit CLO Ltd.:
Series 2023-2A, Class A1R, ABS, 3 mo. USD Term SOFR + 1.32%, 5.55%, 7/18/2038 (a) (b)	2,000,000	2,009,020
Series 2024-4A, Class D1, 3 mo. USD Term SOFR + 3.10%, 7.42%, 10/23/2037 (a) (b)	500,000	500,900
Series 2025-3A, Class D1, ABS, 3 mo. USD Term SOFR + 2.85%, 7.07%, 7/23/2038 (a) (b)	1,000,000	999,985
BDS LLC Series 2024-FL13, Class A, 1 mo. USD Term SOFR + 1.58%, 5.71%, 9/19/2039 (a) (b)	1,900,000	1,906,439
Benefit Street Partners CLO IX Ltd. Series 2016-9A, Class D1R2, ABS, 3 mo. USD Term SOFR + 3.10%, 7.43%, 10/20/2037 (a) (b)	1,000,000	996,255

See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Benefit Street Partners CLO XXXVII Ltd. Series 2024-37A, Class D1, ABS, 3 mo. USD Term SOFR + 2.85%, 7.17%, 1/25/2038 (a) (b)	$1,000,000	$992,235
Blackbird Capital II Aircraft Lease Ltd. Series 2021-1A, Class B, ABS, 3.45%, 7/15/2046 (b)	3,267,163	3,113,989
BlueMountain CLO XXIII Ltd. Series 2018-23A, Class D1R, 3 mo. USD Term SOFR + 3.85%, 8.18%, 7/20/2037 (a) (b)	1,000,000	1,003,978
BNC Mortgage Loan Trust Series 2006-1, Class A1, ABS, 1 mo. USD Term SOFR + 0.47%, 3.93%, 10/25/2036 (a)	14,697,281	10,175,366
Brant Point CLO Ltd. Series 2024-5A, Class D1, ABS, 3 mo. USD Term SOFR + 3.10%, 7.43%, 10/20/2037 (a) (b)	500,000	499,400
Bridge Street CLO II Ltd. Series 2021-1A, Class A1A, ABS, 3 mo. USD Term SOFR + 1.49%, 5.82%, 7/20/2034 (a) (b)	2,100,000	2,099,580
Business Jet Securities LLC Series 2024-2A, Class B, ABS, 5.75%, 9/15/2039 (b)	2,500,686	2,499,563
Canyon Capital CLO Ltd.:
Series 2017-1A, Class DR, ABS, 3 mo. USD Term SOFR + 3.26%, 7.58%, 7/15/2030 (a) (b)	1,000,000	1,000,869
Series 2021-1A, Class D, ABS, 3 mo. USD Term SOFR + 3.36%, 7.68%, 4/15/2034 (a) (b)	2,000,000	2,002,162
Canyon CLO Ltd. Series 2020-1A, Class DR2, ABS, 3 mo. USD Term SOFR + 3.10%, 7.42%, 7/15/2034 (a) (b)	1,000,000	1,000,131
Carlyle Global Market Strategies CLO Ltd. Series 2016-3A, Class DRRR, ABS, 3 mo. USD Term SOFR + 2.85%, 7.18%, 7/20/2034 (a) (b)	1,000,000	993,319
Carlyle U.S. CLO Ltd.:
Series 2021-8A, Class A1R, ABS, 3 mo. USD Term SOFR + 1.27%, 5.25%, 10/15/2038 (a) (b)	3,000,000	3,007,200
Security Description	Principal Amount	Value
Series 2022-5A, Class D1R, 3 mo. USD Term SOFR + 3.15%, 7.47%, 10/15/2037 (a) (b)	$500,000	$502,330
Series 2023-3A, Class B, 3 mo. USD Term SOFR + 2.60%, 6.92%, 10/15/2036 (a) (b)	3,000,000	2,998,500
Series 2023-3A, Class C, 3 mo. USD Term SOFR + 3.00%, 7.32%, 10/15/2036 (a) (b)	2,000,000	1,997,500
Series 2024-5A, Class D1, ABS, 3 mo. USD Term SOFR + 3.00%, 7.32%, 10/25/2036 (a) (b)	1,000,000	1,001,400
Carvana Auto Receivables Trust Series 2025-P2, Class B, ABS, 5.11%, 7/10/2031	1,200,000	1,222,889
Cathedral Lake VIII Ltd. Series 2021-8A, Class C, 3 mo. USD Term SOFR + 2.88%, 7.21%, 1/20/2035 (a) (b)	2,550,000	2,545,155
CBAM Ltd. Series 2017-1A, Class AR2, ABS, 3 mo. USD Term SOFR + 1.39%, 5.72%, 1/20/2038 (a) (b)	700,000	702,100
Cedar Funding XIX CLO Ltd. Series 2024-19A, Class D1, ABS, 3 mo. USD Term SOFR + 3.00%, 7.32%, 1/23/2038 (a) (b)	1,000,000	1,007,496
Chase Auto Owner Trust Series 2024-5A, Class A4, ABS, 4.15%, 3/25/2030 (b)	5,250,000	5,263,390
CIFC Funding Ltd.:
Series 2018-2A, Class D1R, 3 mo. USD Term SOFR + 3.05%, 7.38%, 10/20/2037 (a) (b)	1,000,000	1,001,442
Series 2021-5A, Class D1R, ABS, 3 mo. USD Term SOFR + 2.75%, 7.07%, 1/15/2038 (a) (b)	1,000,000	1,000,205
Series 2021-6A, Class B, 3 mo. USD Term SOFR + 1.91%, 6.23%, 10/15/2034 (a) (b)	1,000,000	999,200
Series 2022-3A, Class B, 3 mo. USD Term SOFR + 2.00%, 6.33%, 4/21/2035 (a) (b)	2,000,000	1,998,600
Cloud Capital Holdco LP Series 2024-2A, Class A2, ABS, 5.92%, 11/22/2049 (b)	2,000,000	2,040,479

See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Clover CLO LLC:
Series 2018-1A, Class A1RR, 3 mo. USD Term SOFR + 1.53%, 5.86%, 4/20/2037 (a) (b)	$500,000	$501,450
Series 2021-3A, Class DR, ABS, 3 mo. USD Term SOFR + 2.55%, 6.87%, 1/25/2035 (a) (b)	1,000,000	1,001,201
Cologix Data Centers U.S. Issuer LLC Series 2021-1A, Class A2, 3.30%, 12/26/2051 (b)	3,250,000	3,171,877
Compass Datacenters Issuer II LLC:
Series 2024-1A, Class A2, 5.75%, 2/25/2049 (b)	3,000,000	3,024,118
Series 2024-2A, Class B2, 6.00%, 8/25/2049 (b)	250,000	250,879
Compass Datacenters Issuer III LLC Series 2025-2A, Class A2, ABS, 5.84%, 2/25/2050 (b)	2,750,000	2,820,573
Crown City CLO I Series 2020-1A, Class A1RR, ABS, 3 mo. USD Term SOFR + 1.37%, 5.53%, 7/20/2038 (a) (b)	2,000,000	2,001,056
CyrusOne Data Centers Issuer I LLC:
Series 2023-1A, Class A2, 4.30%, 4/20/2048 (b)	1,000,000	983,002
Series 2024-2A, Class A2, 4.50%, 5/20/2049 (b)	2,250,000	2,213,100
DataBank Issuer LLC Series 2023-1A, Class A2, 5.12%, 2/25/2053 (b)	4,000,000	3,991,686
Dryden 37 Senior Loan Fund Series 2015-37A, Class BR, 3 mo. USD Term SOFR + 1.66%, 5.98%, 1/15/2031 (a) (b)	1,626,877	1,624,762
Dryden 68 CLO Ltd. Series 2019-68A, Class DR, ABS, 3 mo. USD Term SOFR + 3.61%, 7.93%, 7/15/2035 (a) (b)	1,500,000	1,495,942
Eldridge CLO Ltd. Series 2025-1A, Class A1, 3 mo. USD Term SOFR - 1.33%, 0.00%, 10/20/2038 (a) (b) (d)	1,000,000	1,000,000
Elmwood CLO XII Ltd. Series 2021-5A, Class D1R, ABS, 3 mo. USD Term SOFR + 3.10%, 7.42%, 10/15/2037 (a) (b)	1,000,000	1,004,541
Security Description	Principal Amount	Value
Empower CLO Ltd.:
Series 2022-1A, Class D1R, ABS, 3 mo. USD Term SOFR + 3.00%, 7.33%, 10/20/2037 (a) (b)	$1,000,000	$994,933
Series 2023-2A, Class AR, ABS, 3 mo. USD Term SOFR + 1.32%, 5.61%, 10/15/2038 (a) (b)	1,000,000	1,002,486
Exeter Automobile Receivables Trust Series 2021-1A, Class E, ABS, 2.21%, 2/15/2028 (b)	1,298,571	1,296,855
Fillmore Park CLO Ltd. Series 2018-1A, Class D, 3 mo. USD Term SOFR + 3.16%, 7.48%, 7/15/2030 (a) (b)	1,000,000	996,500
First Franklin Mortgage Loan Trust Series 2007-FF2, Class A1, ABS, 1 mo. USD Term SOFR + 0.39%, 4.55%, 3/25/2037 (a)	8,058,636	4,233,870
FirstKey Homes Trust:
Series 2020-SFR2, Class D, ABS, 1.97%, 10/19/2037 (b)	2,000,000	1,990,500
Series 2020-SFR2, Class E, 2.67%, 10/19/2037 (b)	2,000,000	1,991,170
FMC GMSR Issuer Trust:
Series 2020-GT1, Class A, CMO, VRN, 4.45%, 1/25/2026 (a) (b)	3,000,000	2,972,004
Series 2021-GT2, Class A, 3.85%, 10/25/2026 (a) (b)	2,650,000	2,550,816
FS Rialto Issuer LLC:
Series 2021-FL2, Class A, ABS, 1 mo. USD Term SOFR + 1.33%, 5.48%, 5/16/2038 (a) (b)	946,014	945,461
Series 2025-FL10, Class A, 1 mo. USD Term SOFR + 1.39%, 5.52%, 8/19/2042 (a) (b)	1,670,000	1,670,216
GAIA Aviation Ltd. Series 2019-1, Class A, 3.97%, 12/15/2044 (b) (f)	897,634	870,351
Generate CLO 12 Ltd. Series 2023-12A, Class AR, ABS, 3 mo. USD Term SOFR + 1.33%, 5.61%, 7/20/2038 (a) (b)	1,500,000	1,500,204
Generate CLO 13 Ltd. Series 2023-13A, Class A1, ABS, 3 mo. USD Term SOFR + 1.80%, 6.13%, 1/20/2037 (a) (b)	1,000,000	1,003,100

See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
GLS Auto Select Receivables Trust Series 2024-4A, Class C, ABS, 4.75%, 11/15/2030 (b)	$3,700,000	$3,702,808
GoldenTree Loan Management U.S. CLO 15 Ltd. Series 2022-15A, Class DR, 3 mo. USD Term SOFR + 4.40%, 8.73%, 10/20/2036 (a) (b)	1,000,000	999,203
GoldenTree Loan Management U.S. CLO 17 Ltd. Series 2023-17A, Class AR, ABS, 3 mo. USD Term SOFR + 1.28%, 5.61%, 1/20/2039 (a) (b)	1,000,000	1,002,500
GoodLeap Sustainable Home Solutions Trust Series 2021-5CS, Class C, 3.50%, 10/20/2048 (b)	3,166,985	1,201,824
Greystone CRE Notes Ltd.:
Series 2021-FL3, Class A, 1 mo. USD Term SOFR + 1.13%, 5.28%, 7/15/2039 (a) (b)	142,146	142,079
Series 2021-FL3, Class B, ABS, 1 mo. USD Term SOFR + 1.76%, 5.91%, 7/15/2039 (a) (b)	2,925,000	2,903,062
GSAA Home Equity Trust:
Series 2007-10, Class A2A, 6.50%, 11/25/2037	2,091,665	778,123
Series 2007-4, Class A3A, ABS, 1 mo. USD Term SOFR + 0.71%, 4.87%, 3/25/2037 (a)	5,242,223	2,115,513
Hardee's Funding LLC Series 2018-1A, Class A23, ABS, 5.71%, 6/20/2048 (b)	1,581,000	1,574,963
Horizon Aircraft Finance IV Ltd. Series 2024-1, Class A, ABS, 5.38%, 9/15/2049 (b)	2,375,000	2,407,499
ICG U.S. CLO I Ltd. Series 2023-1A, Class AR, ABS, 3 mo. USD Term SOFR + 1.38%, 5.71%, 7/18/2038 (a) (b)	1,000,000	1,004,400
JOL Air Ltd. Series 2019-1, Class A, 3.97%, 4/15/2044 (b)	1,597,415	1,585,740
Katayma CLO I Ltd. Series 2023-1A, Class D, 3 mo. USD Term SOFR + 5.25%, 9.58%, 10/20/2036 (a) (b)	5,000,000	5,007,075
Katayma CLO II Ltd. Series 2024-2A, Class D, ABS, 3 mo. USD Term SOFR + 4.50%, 8.83%, 4/20/2037 (a) (b)	730,000	735,621
Security Description	Principal Amount	Value
KREF Ltd. Series 2021-FL2, Class A, ABS, 1 mo. USD Term SOFR + 1.18%, 5.33%, 2/15/2039 (a) (b)	$999,782	$998,949
LCM XVIII LP Series 18A, Class CR, 3 mo. USD Term SOFR + 2.11%, 6.44%, 4/20/2031 (a) (b)	1,435,000	1,431,556
Lendbuzz Securitization Trust Series 2022-1A, Class A, 4.22%, 5/17/2027 (b)	508,539	507,881
Lewey Park CLO Ltd. Series 2024-1A, Class D1, 3 mo. USD Term SOFR + 2.95%, 7.28%, 10/21/2037 (a) (b)	1,000,000	999,494
LMRK Issuer Co. 2 LLC Series 2025-1A, Class A, ABS, 5.52%, 9/15/2055 (b)	3,500,000	3,511,008
Lodi Park CLO Ltd. Series 2024-1A, Class D1, 3 mo. USD Term SOFR + 3.00%, 7.33%, 7/21/2037 (a) (b)	500,000	498,457
Lunar Structured Aircraft Portfolio Notes Series 2021-1, Class B, ABS, 3.43%, 10/15/2046 (b)	683,162	649,244
Madison Park Funding LXIII Ltd. Series 2023-63A, Class A1R, ABS, 3 mo. USD Term SOFR + 1.40%, 5.73%, 7/21/2038 (a) (b)	3,000,000	3,015,204
Magnetite XLII Ltd. Series 2024-42A, Class D1, ABS, 3 mo. USD Term SOFR + 2.80%, 7.12%, 1/25/2038 (a) (b)	500,000	504,458
Magnetite XXXI Ltd. Series 2021-31A, Class E, 3 mo. USD Term SOFR + 6.26%, 10.58%, 7/15/2034 (a) (b)	500,000	501,361
Magnetite XXXIII Ltd. Series 2022-33A, Class DR, ABS, 3 mo. USD Term SOFR + 3.00%, 7.33%, 10/20/2037 (a) (b)	1,000,000	997,345
Mariner Finance Issuance Trust Series 2024-BA, Class A, ABS, 4.91%, 11/20/2038 (b)	2,250,000	2,278,471
Merrill Lynch Mortgage Investors Trust:
Series 2006-HE4, Class A2B, 1 mo. USD Term SOFR + 0.31%, 4.47%, 7/25/2037 (a)	3,584,522	634,363
Series 2006-HE4, Class A2C, 1 mo. USD Term SOFR + 0.41%, 4.57%, 7/25/2037 (a)	4,961,179	880,124

See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series 2006-WMC2, Class A1, 1 mo. USD Term SOFR + 0.59%, 4.48%, 3/25/2037 (a)	$30,999,582	$7,817,713
MF1 LLC Series 2022-FL9, Class A, 1 mo. USD Term SOFR + 2.15%, 6.28%, 6/19/2037 (a) (b)	1,501,836	1,503,322
MF1 Ltd. Series 2021-FL7, Class A, ABS, 1 mo. USD Term SOFR + 1.19%, 5.33%, 10/16/2036 (a) (b)	546,142	545,895
MF1 Trust Series 2024-FL15, Class A, 1 mo. USD Term SOFR + 1.69%, 5.82%, 8/18/2041 (a) (b)	1,750,000	1,755,231
MVW LLC:
Series 2021-1WA, Class C, ABS, 1.94%, 1/22/2041 (b)	275,744	266,674
Series 2021-1WA, Class D, ABS, 3.17%, 1/22/2041 (b)	459,573	444,032
Ocean Trails CLO V Series 2014-5A, Class DRR, ABS, 3 mo. USD Term SOFR + 3.71%, 8.03%, 10/13/2031 (a) (b)	1,000,000	998,517
OCP CLO Ltd. Series 2021-21A, Class D1R, ABS, 3 mo. USD Term SOFR + 2.65%, 6.98%, 1/20/2038 (a) (b)	1,000,000	998,200
Octagon Investment Partners 27 Ltd. Series 2016-1A, Class DR, ABS, 3 mo. USD Term SOFR + 3.21%, 7.53%, 7/15/2030 (a) (b)	500,000	502,250
Octagon Investment Partners 40 Ltd. Series 2019-1A, Class DR, ABS, 3 mo. USD Term SOFR + 3.61%, 7.94%, 1/20/2035 (a) (b)	500,000	498,350
OHA Credit Funding 2 Ltd. Series 2019-2A, Class D1R2, ABS, 3 mo. USD Term SOFR + 2.70%, 7.03%, 1/21/2038 (a) (b)	1,500,000	1,492,269
Pagaya AI Debt Grantor Trust Series 2025-1, Class B, ABS, 5.63%, 7/15/2032 (b)	2,999,744	3,018,213
Palmer Square CLO Ltd. Series 2021-3A, Class A1R, ABS, 3 mo. USD Term SOFR + 1.29%, 5.59%, 10/15/2038 (a) (b)	2,000,000	2,008,152
Security Description	Principal Amount	Value
Peace Park CLO Ltd. Series 2021-1A, Class AR, ABS, 3 mo. USD Term SOFR + 1.25%, 5.41%, 10/20/2038 (a) (b)	$2,000,000	$2,006,500
PPM CLO Ltd. Series 2018-1A, Class D, 3 mo. USD Term SOFR + 3.51%, 7.83%, 7/15/2031 (a) (b)	500,000	504,479
PRET LLC:
Series 2022-RN1, Class A1, 6.72%, 7/25/2051 (b) (f)	9,851,323	9,857,626
Series 2024-NPL6, Class A1, ABS, 5.93%, 10/25/2054 (b) (f)	4,248,470	4,234,259
Series 2024-NPL9, Class A1, ABS, 5.85%, 12/25/2054 (b) (f)	5,458,212	5,467,578
Series 2025-NPL7, Class A1, ABS, 5.66%, 7/25/2055 (b) (f)	3,423,365	3,421,845
Progress Residential Trust:
Series 2021-SFR6, Class A, 1.52%, 7/17/2038 (b)	7,942,358	7,819,249
Series 2022-SFR5, Class A, 4.45%, 6/17/2039 (b)	2,575,228	2,575,757
Series 2023-SFR2, Class A, 4.50%, 10/17/2040 (b)	9,390,600	9,364,661
Series 2024-SFR3, Class B, 3.50%, 6/17/2041 (b)	25,000,000	23,894,334
Series 2024-SFR5, Class C, 3.25%, 8/9/2029 (a) (b)	2,800,000	2,626,001
Regatta XXIII Funding Ltd. Series 2021-4A, Class A1, 3 mo. USD Term SOFR + 1.41%, 5.74%, 1/20/2035 (a) (b)	4,500,000	4,498,650
Renaissance Home Equity Loan Trust Series 2006-2, Class AF4, ABS, 6.12%, 8/25/2036 (f)	8,664,451	3,240,756
Retained Vantage Data Centers Issuer LLC Series 2023-1A, Class B, 5.75%, 9/15/2048 (b)	2,500,000	2,513,333
Sabey Data Center Issuer LLC Series 2022-1, Class A2, ABS, 5.00%, 6/20/2047 (b)	2,000,000	2,003,492
Sapphire Aviation Finance II Ltd. Series 2020-1A, Class A, 3.23%, 3/15/2040 (b)	738,273	705,243

See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Securitized Asset-Backed Receivables LLC Trust:
Series 2007-BR4, Class A2A, ABS, 1 mo. USD Term SOFR + 0.29%, 4.45%, 5/25/2037 (a)	$3,121,601	$1,922,924
Series 2007-BR4, Class A2B, ABS, 1 mo. USD Term SOFR + 0.51%, 4.67%, 5/25/2037 (a)	21,691,516	13,378,014
Series 2007-BR5, Class A2B, 1 mo. USD Term SOFR + 0.47%, 4.63%, 5/25/2037 (a)	28,663,933	22,719,630
Shackleton CLO Ltd. Series 2013-3A, Class DR, 3 mo. USD Term SOFR + 3.28%, 7.60%, 7/15/2030 (a) (b)	1,080,000	1,074,708
Shenton Aircraft Investment I Ltd. Series 2015-1A, Class A, ABS, 4.75%, 10/15/2042 (b)	1,320,415	1,278,928
SoFi Consumer Loan Program Trust:
Series 2025-2, Class B, ABS, 4.97%, 6/25/2034 (b)	5,500,000	5,542,207
Series 2025-3, Class B, ABS, 4.67%, 8/15/2034 (b)	3,126,000	3,129,321
Sound Point CLO II Ltd. Series 2013-1A, Class A1R, 3 mo. USD Term SOFR + 1.33%, 5.65%, 1/26/2031 (a) (b)	100,257	100,287
Sound Point CLO XVIII Ltd. Series 2017-4A, Class C, 3 mo. USD Term SOFR + 2.76%, 7.09%, 1/21/2031 (a) (b)	1,500,000	1,493,700
Sound Point CLO XX Ltd. Series 2018-2A, Class C, 3 mo. USD Term SOFR + 2.21%, 6.53%, 7/26/2031 (a) (b)	500,000	499,750
Sound Point CLO XXIII Series 2019-2A, Class AR, ABS, 3 mo. USD Term SOFR + 1.43%, 5.75%, 7/15/2034 (a) (b)	850,000	851,275
Sound Point CLO XXIII Ltd. Series 2019-2A, Class ER, 3 mo. USD Term SOFR + 6.73%, 11.05%, 7/15/2034 (a) (b)	1,000,000	891,824
Security Description	Principal Amount	Value
Sound Point CLO XXVI Ltd. Series 2020-1A, Class DR, 3 mo. USD Term SOFR + 3.61%, 7.94%, 7/20/2034 (a) (b)	$500,000	$490,397
Sound Point CLO XXVIII Ltd. Series 2020-3A, Class D, ABS, 3 mo. USD Term SOFR + 3.91%, 8.23%, 1/25/2032 (a) (b)	4,000,000	3,980,480
Sound Point CLO XXXIII Ltd. Series 2022-1A, Class D, ABS, 3 mo. USD Term SOFR + 3.30%, 7.62%, 4/25/2035 (a) (b)	700,000	680,330
Start II Ltd. Series 2019-1, Class A, 4.09%, 3/15/2044 (b)	329,097	327,053
Structured Asset Securities Corp. Mortgage Loan Trust Series 2006-BC4, Class A4, 1 mo. USD Term SOFR + 0.45%, 4.61%, 12/25/2036 (a)	366,987	377,810
Subway Funding LLC Series 2024-1A, Class A23, 6.51%, 7/30/2054 (b)	1,488,750	1,546,517
Sunrun Demeter Issuer LLC Series 2021-2A, Class A, 2.27%, 1/30/2057 (b)	2,313,337	2,077,968
Switch ABS Issuer LLC Series 2024-2A, Class B, 6.20%, 6/25/2054 (b)	3,000,000	3,034,981
Textainer Marine Containers VII Ltd. Series 2024-1A, Class A, 5.25%, 8/20/2049 (b)	1,884,925	1,882,022
Theorem Funding Trust Series 2023-1A, Class A, 7.58%, 4/15/2029 (b)	109,015	109,129
TIF Funding II LLC:
Series 2021-1A, Class A, ABS, 1.65%, 2/20/2046 (b)	3,116,667	2,843,967
Series 2021-1A, Class B, ABS, 2.54%, 2/20/2046 (b)	1,246,667	1,133,972
Trestles CLO VIII Ltd. Series 2025-8A, Class A1, ABS, 3 mo. USD Term SOFR + 1.33%, 5.63%, 6/11/2035 (a) (b)	1,000,000	1,003,200
Tricon Residential Trust:
Series 2023-SFR1, Class A, 5.10%, 7/17/2040 (b)	9,958,612	10,136,769
Series 2024-SFR3, Class C, 5.25%, 8/17/2041 (b)	5,850,000	5,824,006

See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series 2025-SFR2, Class A, ABS, 5.20%, 8/17/2044 (b)	$10,417,000	$10,521,628
Trimaran CAVU Ltd. Series 2021-3A, Class D, ABS, 3 mo. USD Term SOFR + 4.04%, 8.37%, 1/18/2035 (a) (b)	750,000	749,851
TRTX Issuer Ltd.:
Series 2021-FL4, Class A, ABS, 1 mo. USD Term SOFR + 1.31%, 5.46%, 3/15/2038 (a) (b)	204,193	204,196
Series 2022-FL5, Class A, 1 mo. USD Term SOFR + 1.65%, 5.79%, 2/15/2039 (a) (b)	1,621,211	1,621,199
Upstart Securitization Trust:
Series 2022-1, Class B, 4.48%, 3/20/2032 (b)	436,377	436,043
Series 2025-2, Class B, ABS, 5.62%, 6/20/2035 (b)	3,500,000	3,536,853
Voya CLO Ltd. Series 2013-1A, Class BR, 3 mo. USD Term SOFR + 2.16%, 6.48%, 10/15/2030 (a) (b)	1,000,000	997,600
Warwick Capital CLO 1 Ltd. Series 2023-1A, Class AR, ABS, 3 mo. USD Term SOFR + 1.28%, 5.25%, 10/20/2038 (a) (b)	2,000,000	2,000,000
Warwick Capital CLO 6 Ltd. Series 2025-6A, Class A1, ABS, 3 mo. USD Term SOFR + 1.43%, 5.70%, 7/20/2038 (a) (b)	2,000,000	2,002,102
Washington Mutual Asset-Backed Certificates WMABS Trust Series 2007-HE2, Class 2A2, 1 mo. USD Term SOFR + 0.55%, 4.71%, 2/25/2037 (a)	12,527,366	3,903,966
Wellfleet CLO Ltd.:
Series 2022-1A, Class A1RN, ABS, 3 mo. USD Term SOFR + 1.42%, 5.74%, 7/15/2037 (a) (b)	1,000,000	1,002,500
Series 2024-2A, Class D1, ABS, 3 mo. USD Term SOFR + 3.00%, 7.20%, 2/25/2038 (a) (b)	500,000	500,200
Wind River CLO Ltd.:
Series 2021-1A, Class D1R, 3 mo. USD Term SOFR + 3.95%, 8.28%, 7/20/2037 (a) (b)	1,000,000	1,004,318
Security Description	Principal Amount	Value
Series 2021-3A, Class D1AR, ABS, 3 mo. USD Term SOFR + 3.00%, 7.33%, 4/20/2038 (a) (b)	$1,000,000	$988,250
Zayo Issuer LLC Series 2025-1A, Class B, ABS, 6.09%, 3/20/2055 (b)	1,920,000	1,958,504
TOTAL ASSET-BACKED SECURITIES (Cost $451,547,771)		442,182,324
FOREIGN GOVERNMENT OBLIGATIONS — 0.3%
COLOMBIA — 0.0% *
Colombia Government International Bonds:
4.13%, 5/15/2051	1,700,000	1,108,256
5.00%, 6/15/2045	200,000	150,492
		1,258,748
DOMINICAN REPUBLIC — 0.1%
Dominican Republic International Bonds:
4.50%, 1/30/2030	700,000	685,192
5.50%, 2/22/2029	500,000	510,125
5.95%, 1/25/2027	1,000,000	1,017,536
		2,212,853
GUATEMALA — 0.1%
Guatemala Government Bonds:
4.38%, 6/5/2027	600,000	596,410
4.50%, 5/3/2026	200,000	199,324
4.88%, 2/13/2028	200,000	200,352
5.25%, 8/10/2029	1,600,000	1,614,957
		2,611,043
MEXICO — 0.1%
Mexico Government International Bonds:
4.50%, 4/22/2029	200,000	200,730
6.34%, 5/4/2053	2,000,000	1,948,849
		2,149,579
MOROCCO — 0.0% *
Morocco Government International Bonds:
2.38%, 12/15/2027	1,200,000	1,150,126
3.00%, 12/15/2032	300,000	265,480
4.00%, 12/15/2050	200,000	146,942
5.95%, 3/8/2028	200,000	207,140
		1,769,688

See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
PARAGUAY — 0.0% *
Paraguay Government International Bonds 4.70%, 3/27/2027	$986,000	$993,104
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $11,397,601)		10,995,015
	Shares
COMMON STOCKS — 0.0%
NETHERLANDS — 0.0%
Stichting Administratiekantoor (c) (g)	972	—
TOTAL COMMON STOCKS (Cost $0)		0
	Principal Amount
SENIOR FLOATING RATE LOANS — 1.0%
ADVERTISING SERVICES — 0.0% *
Clear Channel Outdoor Holdings, Inc., 2024 Term Loan (h)	$100,000	100,300
AEROSPACE & DEFENSE — 0.1%
Air Comm Corp. LLC, 2025 Term Loan, 3 mo. USD Term SOFR + 2.75%, 7.06%, 12/11/2031 (a)	323,037	324,046
Dynasty Acquisition Co., Inc.:
2024 1st Lien Term Loan B1, 1 mo. USD Term SOFR + 2.00%, 6.16%, 10/31/2031 (a)	136,612	136,819
2024 1st Lien Term Loan B2, 1 mo. USD Term SOFR + 2.00%, 6.16%, 10/31/2031 (a)	51,963	52,042
Kaman Corp.:
2025 Delayed Draw Term Loan, 3 mo. USD Term SOFR + 2.50%, 6.83%, 2/26/2032 (a)	3,467	3,460
2025 Term Loan B, 3 mo. USD Term SOFR + 2.50%, 6.70%, 2/26/2032 (a)	382,834	382,047
TransDigm, Inc.:
2024 Term Loan L, 3 mo. USD Term SOFR + 2.50%, 6.50%, 1/19/2032 (a)	257,400	257,565
Security Description	Principal Amount	Value
2025 Term Loan M, 1 mo. USD Term SOFR + 2.34%, 6.66%, 8/19/2032 (a)	$235,000	$235,012
		1,390,991
AIRLINES — 0.0% *
American Airlines, Inc.:
2025 Term Loan, 3 mo. USD Term SOFR + 2.25%, 6.58%, 4/20/2028 (a)	200,996	200,927
2025 Term Loan B, 3 mo. USD Term SOFR + 3.25%, 7.58%, 5/28/2032 (a)	139,650	140,435
		341,362
APPAREL — 0.0% *
ABG Intermediate Holdings 2 LLC, 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 2.25%, 6.41%, 12/21/2028 (a)	29,700	29,679
AUTO PARTS & EQUIPMENT — 0.1%
American Axle & Manufacturing, Inc., 2025 Incremental Term Loan C (h)	115,000	114,568
Clarios Global LP:
2024 USD Term Loan B, 1 mo. USD Term SOFR + 2.50%, 6.66%, 5/6/2030 (a)	405,908	406,606
2025 USD Term Loan B, 1 mo. USD Term SOFR + 2.75%, 6.91%, 1/28/2032 (a)	1,000,000	1,001,875
DexKo Global, Inc., 2021 USD Term Loan B, 1 mo. USD Term SOFR + 3.75%, 8.03%, 10/4/2028 (a)	110,570	109,201
		1,632,250
BUILDING MATERIALS — 0.0% *
Chamberlain Group, Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 3.00%, 7.16%, 9/8/2032 (a)	220,131	220,613
Cornerstone Building Brands, Inc.:
2021 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.50%, 4/12/2028 (a)	93,795	89,318
2024 Term Loan B, 1 mo. USD Term SOFR + 4.50%, 8.65%, 5/15/2031 (a)	29,700	27,194
EMRLD Borrower LP, 2024 Term Loan B, 6 mo. USD Term SOFR + 2.25%, 6.12%, 8/4/2031 (a)	217,804	217,096

See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
MI Windows & Doors LLC, 2024 Term Loan B2, 1 mo. USD Term SOFR + 2.75%, 6.91%, 3/28/2031 (a)	$153,850	$154,608
Quikrete Holdings, Inc., 2024 Term Loan B1, 1 mo. USD Term SOFR + 2.25%, 6.41%, 3/19/2029 (a)	141,740	141,988
		850,817
CHEMICALS — 0.0% *
ECO Services Operations Corp., 2024 Term Loan B, 3 mo. USD Term SOFR + 2.00%, 6.31%, 6/12/2031 (a)	286,636	286,771
Hexion Holdings Corp., 2024 Term Loan B, 1 mo. USD Term SOFR + 4.00%, 8.14%, 3/15/2029 (a)	175,222	175,191
INEOS Quattro Holdings U.K. Ltd.:
2023 USD 1st Lien Term Loan B, 1 mo. USD Term SOFR + 4.25%, 8.51%, 4/2/2029 (a)	32,463	29,488
2024 USD Term Loan B, 1 mo. USD Term SOFR + 4.25%, 8.41%, 10/7/2031 (a)	159,200	137,841
INEOS U.S. Finance LLC, 2023 USD Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.41%, 2/18/2030 (a)	248,181	225,534
Natgasoline LLC, 2025 Term Loan B, 3 mo. USD Term SOFR + 5.50%, 9.50%, 3/29/2030 (a)	79,124	80,278
Qnity Electronics, Inc., Term Loan B (h)	290,000	290,362
		1,225,465
COMMERCIAL SERVICES — 0.1%
Allied Universal Holdco LLC, 2025 USD Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.51%, 8/20/2032 (a)	230,000	231,125
APi Group DE, Inc., 2025 Term Loan, 1 mo. USD Term SOFR + 1.75%, 5.91%, 1/3/2029 (a)	85,000	85,035
Camelot U.S. Acquisition LLC:
2024 Term Loan B, 1 mo. USD Term SOFR + 2.75%, 6.91%, 1/31/2031 (a)	347,563	345,825
2025 Incremental Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.41%, 1/31/2031 (a)	130,000	130,020
Security Description	Principal Amount	Value
Creative Artists Agency LLC, 2025 Repriced Term Loan B, 1 mo. USD Term SOFR + 2.50%, 6.66%, 10/1/2031 (a)	$29,862	$29,941
EAB Global, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 3.00%, 7.16%, 8/16/2030 (a)	136,341	133,189
Eagle Parent Corp., 2022 Term Loan B, 3 mo. USD Term SOFR + 4.25%, 8.25%, 4/2/2029 (a)	234,941	235,088
Element Materials Technology Group U.S. Holdings, Inc., 2022 USD Term Loan, 3 mo. USD Term SOFR + 3.68%, 7.68%, 7/6/2029 (a)	230,093	231,926
Garda World Security Corp., 2025 Term Loan B, 1 mo. USD Term SOFR + 3.00%, 7.17%, 2/1/2029 (a)	233,310	233,894
Grant Thornton Advisors LLC:
2025 Incremental Term Loan, 1 mo. USD Term SOFR + 2.75%, 7.16%, 6/2/2031 (a)	65,000	64,981
2025 Term Loan B, 1 mo. USD Term SOFR + 2.50%, 6.66%, 6/2/2031 (a)	232,854	231,737
Homeserve USA Holding Corp., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.00%, 6.14%, 10/21/2030 (a)	108,350	108,226
ION Platform Finance U.S., Inc., USD Term Loan (h)	245,000	242,550
Mister Car Wash Holdings, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.50%, 6.66%, 3/27/2031 (a)	44,923	45,067
Prime Security Services Borrower LLC, 2025 Incremental Term Loan B, 1 mo. USD Term SOFR + 1.75%, 6.01%, 3/7/2032 (a)	199,499	197,925
Trans Union LLC, 2024 Term Loan B8, 1 mo. USD Term SOFR + 1.75%, 5.91%, 6/24/2031 (a)	108,625	108,659
United Talent Agency LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 3.50%, 7.65%, 6/10/2032 (a)	84,150	84,781
Veritiv Corp., Term Loan B, 3 mo. USD Term SOFR + 4.00%, 8.00%, 11/30/2030 (a)	84,361	83,629

See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Vestis Corp., Term Loan, 3 mo. USD Term SOFR + 2.25%, 6.45%, 2/22/2031 (a)	$143,125	$135,253
VT Topco, Inc., 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 3.00%, 7.16%, 8/9/2030 (a)	83,259	80,839
Wand NewCo 3, Inc., 2025 Repriced Term Loan B, 1 mo. USD Term SOFR + 2.50%, 6.66%, 1/30/2031 (a)	232,150	231,631
		3,271,321
COMPUTERS — 0.0% *
Amentum Government Services Holdings LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.25%, 6.41%, 9/29/2031 (a)	220,000	220,241
McAfee LLC, 2024 USD 1st Lien Term Loan B, 1 mo. USD Term SOFR + 3.00%, 7.22%, 3/1/2029 (a)	163,383	156,541
X Corp., Term Loan (h)	194,500	191,069
		567,851
CONSTRUCTION & ENGINEERING — 0.1%
Brand Industrial Services, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 4.50%, 8.80%, 8/1/2030 (a)	88,482	80,430
Brown Group Holding LLC:
2022 Incremental Term Loan B2, 1 mo. USD Term SOFR + 2.75%, 6.81%, 7/1/2031 (a)	64,673	64,863
Term Loan B, 1 mo. USD Term SOFR + 2.50%, 6.66%, 7/1/2031 (a)	170,000	170,297
Construction Partners, Inc., Term Loan B, 1 mo. USD Term SOFR + 2.50%, 6.66%, 11/3/2031 (a)	228,275	229,123
Cube Industrials Buyer, Inc., 2024 Term Loan, 3 mo. USD Term SOFR + 3.25%, 7.58%, 10/17/2031 (a)	253,725	255,152
DG Investment Intermediate Holdings 2, Inc.:
2025 2nd Lien Term Loan, 1 mo. USD Term SOFR + 5.50%, 9.66%, 7/31/2033 (a)	30,000	29,925
2025 Term Loan, 1 mo. USD Term SOFR + 3.75%, 7.91%, 7/9/2032 (a)	345,000	346,582
Security Description	Principal Amount	Value
Green Infrastructure Partners, Inc., USD Term Loan B, 3 mo. USD Term SOFR + 2.75%, 6.75%, 9/24/2032 (a)	$330,000	$330,723
Tecta America Corp., 2025 Term Loan B, 1 mo. USD Term SOFR + 3.00%, 7.16%, 2/18/2032 (a)	244,388	245,609
		1,752,704
CONSTRUCTION MATERIALS — 0.0% *
Quikrete Holdings, Inc.:
2025 Term Loan B, 1 mo. USD Term SOFR + 2.25%, 6.41%, 2/10/2032 (a)	248,750	248,877
2025 Term Loan B1, 1 mo. USD Term SOFR + 2.25%, 6.41%, 4/14/2031 (a)	39,402	39,435
		288,312
CONTAINERS & PACKAGING — 0.0% *
Clydesdale Acquisition Holdings, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.18%, 7.34%, 4/13/2029 (a)	158,816	158,781
Graham Packaging Co., Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.50%, 6.66%, 8/4/2027 (a)	235,000	235,264
Pregis TopCo Corp., 2025 Refinancing Term Loan, 1 mo. USD Term SOFR + 4.00%, 8.16%, 2/1/2029 (a)	113,926	114,839
Pretium PKG Holdings, Inc., 2021 2nd Lien Term Loan, 3 mo. USD Term SOFR + 6.75%, 11.24%, 10/1/2029 (a)	45,000	4,894
Trident TPI Holdings, Inc., 2024 Term Loan B7, 3 mo. USD Term SOFR + 3.75%, 7.75%, 9/15/2028 (a)	79,547	78,263
		592,041
DISTRIBUTION/WHOLESALE — 0.0% *
BCPE Empire Holdings, Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.41%, 12/11/2030 (a)	390,106	389,847
Resideo Funding, Inc., 2025 Incremental Term Loan, 3 mo. USD Term SOFR + 2.00%, 6.04%, 8/13/2032 (a)	195,000	195,305
		585,152

See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
DIVERSIFIED FINANCIAL SERVICES — 0.1%
Allspring Buyer LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 2.75%, 6.81%, 11/1/2030 (a)	$418,924	$420,156
Astra Acquisition Corp., 2021 2nd Lien Term Loan , 10/25/2029 (a) (e)	124,962	499
Corpay Technologies Operating Co. LLC, Term Loan B5, 1 mo. USD Term SOFR + 1.75%, 5.91%, 4/28/2028 (a)	59,550	59,522
CPI Holdco B LLC, 2024 Term Loan, 1 mo. USD Term SOFR + 2.00%, 6.16%, 5/19/2031 (a)	248,772	248,772
Edelman Financial Center LLC:
2024 2nd Lien Term Loan, 1 mo. USD Term SOFR + 5.25%, 9.41%, 10/6/2028 (a)	115,000	115,395
2024 Term Loan, 1 mo. USD Term SOFR + 3.00%, 7.16%, 4/7/2028 (a)	179,098	179,426
Eisner Advisory Group LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 4.00%, 8.16%, 2/28/2031 (a)	231,084	232,764
Focus Financial Partners LLC, 2025 Incremental Term Loan B, 1 mo. USD Term SOFR + 2.75%, 6.91%, 9/15/2031 (a)	389,020	389,553
HighTower Holdings LLC, 2025 1st Lien Term Loan B, 3 mo. USD Term SOFR + 2.75%, 7.07%, 2/3/2032 (a)	403,987	404,242
Pretzel Parent, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 4.50%, 8.66%, 10/1/2031 (a)	64,800	64,861
Victory Capital Holdings, Inc., 2025 Term Loan (h)	45,000	44,972
		2,160,162
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.0% *
Altice France SA, 2023 USD Term Loan B14, 3 mo. USD Term SOFR + 5.50%, 9.82%, 8/15/2028 (a)	250,844	243,319
CommScope, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 4.75%, 8.91%, 12/17/2029 (a)	384,577	389,778
Cyxtera DC Holdings, Inc., Term Loan B , 1/16/2026 (a) (c) (e)	81,729	—
Security Description	Principal Amount	Value
GOGO Intermediate Holdings LLC, Term Loan B, 1 mo. USD Term SOFR + 3.75%, 8.03%, 4/30/2028 (a)	$123,944	$123,237
Lumen Technologies, Inc., 2024 Extended Term Loan B1, 1 mo. USD Term SOFR + 2.35%, 6.63%, 4/16/2029 (a)	313,332	311,810
Zayo Group Holdings, Inc., 2022 USD Incremental Term Loan B, 1 mo. USD Term SOFR + 4.18%, 7.77%, 3/9/2027 (a)	171,413	171,978
		1,240,122
ELECTRIC — 0.0% *
Alpha Generation LLC, Term Loan B, 1 mo. USD Term SOFR + 2.00%, 6.16%, 9/30/2031 (a)	352,047	352,003
Compass Power Generation LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.41%, 4/14/2029 (a)	261,139	263,260
Hamilton Projects Acquiror LLC, 2025 Repriced Term Loan B, 1 mo. USD Term SOFR + 2.50%, 6.66%, 5/30/2031 (a)	95,160	95,577
Lightning Power LLC, Term Loan B, 3 mo. USD Term SOFR + 2.25%, 6.25%, 8/18/2031 (a)	198,000	198,087
NRG Energy, Inc., 2024 Term Loan, 3 mo. USD Term SOFR + 1.75%, 6.06%, 4/16/2031 (a)	224,430	224,704
		1,133,631
ELECTRONICS — 0.0% *
MV Holding GmbH, 2025 USD Term Loan B, 1 mo. USD Term SOFR + 2.25%, 6.41%, 3/17/2032 (a)	74,813	74,999
Pinnacle Buyer LLC:
Delayed Draw Term Loan (h)	9,677	9,702
Term Loan (h)	50,323	50,448
Spectris PLC, USD Term Loan (h)	70,000	70,219
		205,368

See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
ENTERTAINMENT — 0.1%
Bally's Corp., 2021 Term Loan B, 3 mo. USD Term SOFR + 3.25%, 7.84%, 10/2/2028 (a)	$148,391	$144,495
Caesars Entertainment, Inc., 2024 Term Loan B1, 1 mo. USD Term SOFR + 2.25%, 6.41%, 2/6/2031 (a)	380,393	379,998
Crown Finance U.S., Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 4.50%, 8.78%, 12/2/2031 (a)	238,402	238,209
Flutter Financing BV, 2025 Term Loan B, 3 mo. USD Term SOFR + 2.00%, 6.00%, 6/4/2032 (a)	104,737	104,789
Motion Finco SARL, 2024 USD Term Loan B, 3 mo. USD Term SOFR + 3.50%, 7.50%, 11/12/2029 (a)	65,709	59,187
Ontario Gaming GTA LP, Term Loan B, 3 mo. USD Term SOFR + 4.25%, 8.24%, 8/1/2030 (a)	157,603	154,155
OVG Business Services LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.00%, 7.16%, 6/25/2031 (a)	174,121	174,230
Six Flags Entertainment Corp., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.00%, 6.16%, 5/1/2031 (a)	153,673	152,904
TKO Worldwide Holdings LLC, 2025 Term Loan, 3 mo. USD Term SOFR + 2.00%, 6.04%, 11/21/2031 (a)	59,850	60,008
Voyager Parent LLC, Term Loan B, 3 mo. USD Term SOFR + 4.75%, 8.75%, 7/1/2032 (a)	235,000	235,765
		1,703,740
ENVIRONMENTAL CONTROL — 0.0% *
Harsco Corp., 2021 Term Loan, 1 mo. USD Term SOFR + 2.25%, 6.53%, 6/9/2028 (a)	194,220	194,302
Madison IAQ LLC:
2025 Term Loan B, 6 mo. USD Term SOFR + 3.25%, 7.45%, 5/6/2032 (a)	89,775	90,316
Term Loan, 6 mo. USD Term SOFR + 2.50%, 6.70%, 6/21/2028 (a)	368,535	369,268
		653,886
FINANCIAL SERVICES — 0.0% *
Virtus Investment Partners, Inc., 2025 Term Loan B (h)	70,000	70,088
Security Description	Principal Amount	Value
FOOD PRODUCTS — 0.0% *
Aspire Bakeries Holdings LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 3.50%, 7.66%, 12/23/2030 (a)	$198,497	$199,923
Froneri Lux FinCo SARL, 2025 USD Term Loan (h)	390,000	389,643
Gategroup Finance Luxembourg SA, USD Term Loan B, 3 mo. USD Term SOFR + 4.25%, 8.56%, 6/10/2032 (a)	38	38
Golden State Foods LLC, Term Loan B, 3 mo. USD Term SOFR + 4.00%, 8.00%, 12/4/2031 (a)	198,303	199,040
Savor Acquisition, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.00%, 7.16%, 2/19/2032 (a)	191,417	192,778
United Natural Foods, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 4.75%, 8.91%, 5/1/2031 (a)	88,271	88,896
		1,070,318
GROUND TRANSPORTATION — 0.0% *
Kenan Advantage Group, Inc., 2024 Term Loan B4, 1 mo. USD Term SOFR + 3.25%, 7.41%, 1/25/2029 (a)	201,619	199,414
HAND/MACHINE TOOLS AND RELATED PRODUCTS — 0.0% *
Madison Safety & Flow LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 2.75%, 6.91%, 9/26/2031 (a)	111,630	111,898
HEALTH CARE EQUIPMENT & SUPPLIES — 0.0% *
Bausch & Lomb Corp.:
2023 Incremental Term Loan, 1 mo. USD Term SOFR + 4.00%, 8.17%, 9/29/2028 (a)	142,100	142,278
2025 Term Loan B, 1 mo. USD Term SOFR + 4.25%, 8.41%, 1/15/2031 (a)	324,187	324,795
		467,073
HEALTH CARE PROVIDERS & SERVICES — 0.0% *
ADMI Corp.:
2021 Incremental Term Loan B3, 1 mo. USD Term SOFR + 3.75%, 8.03%, 12/23/2027 (a)	71,861	68,250
2023 Term Loan B5, 1 mo. USD Term SOFR + 5.75%, 9.91%, 12/23/2027 (a)	106,728	103,727
Aveanna Healthcare LLC, 2025 Term Loan B (h)	150,000	150,152

See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Fortrea Holdings, Inc., Term Loan B, 3 mo. USD Term SOFR + 3.75%, 8.06%, 7/1/2030 (a)	$13,799	$12,824
LifePoint Health, Inc., 2024 1st Lien Term Loan B, 3 mo. USD Term SOFR + 3.75%, 8.07%, 5/19/2031 (a)	215,992	215,869
Radiology Partners, Inc., 2025 Term Loan, 3 mo. USD Term SOFR + 4.50%, 8.50%, 6/30/2032 (a)	230,000	229,881
Team Health Holdings, Inc., 2025 Term Loan B, 3 mo. USD Term SOFR + 4.50%, 8.80%, 6/30/2028 (a)	124,688	124,610
		905,313
HOLDING COMPANIES & DIVERSIFIED — 0.0% *
GC Ferry Acquisition I, Inc., Term Loan, 3 mo. USD Term SOFR + 3.50%, 7.71%, 8/16/2032 (a)	68,333	67,760
HOME FURNISHINGS — 0.0% *
AI Aqua Merger Sub, Inc., 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 3.00%, 7.28%, 7/31/2028 (a)	746,250	748,567
HOUSEHOLD PRODUCTS — 0.0% *
Lavender Dutch BorrowerCo BV, USD Term Loan (h)	100,000	100,188
HOUSEWARES — 0.0% *
Hunter Douglas, Inc., 2025 USD Term Loan B, 3 mo. USD Term SOFR + 3.25%, 7.25%, 1/20/2032 (a)	122,673	122,991
INSURANCE — 0.1%
Acrisure LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.41%, 6/21/2032 (a)	94,762	94,842
Alera Group, Inc.:
2025 2nd Lien Term Loan, 1 mo. USD Term SOFR + 5.50%, 9.66%, 5/30/2033 (a)	55,000	56,710
2025 Term Loan, 1 mo. USD Term SOFR + 3.25%, 7.41%, 5/31/2032 (a)	140,000	140,680
AmWINS Group, Inc., 2025 Term Loan B, 3 mo. USD Term SOFR + 2.25%, 6.25%, 1/30/2032 (a)	194,510	194,636
Ardonagh Midco 3 PLC, 2024 USD Term Loan B, 6 mo. USD Term SOFR + 2.75%, 6.95%, 2/15/2031 (a)	197,366	196,791
Security Description	Principal Amount	Value
Asurion LLC:
2021 2nd Lien Term Loan B3, 1 mo. USD Term SOFR + 5.25%, 9.53%, 1/31/2028 (a)	$110,000	$107,387
2021 Second Lien Term Loan B4, 1 mo. USD Term SOFR + 5.25%, 9.53%, 1/20/2029 (a)	105,000	100,749
2023 Term Loan B11, 1 mo. USD Term SOFR + 4.25%, 8.51%, 8/19/2028 (a)	123,926	124,459
2025 Term Loan B13, 1 mo. USD Term SOFR + 4.25%, 8.41%, 9/19/2030 (a)	54,863	54,583
OneDigital Borrower LLC, 2024 2nd Lien Term Loan, 1 mo. USD Term SOFR + 5.25%, 9.41%, 7/2/2031 (a)	34,721	35,090
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, 1 mo. USD Term SOFR + 2.50%, 6.66%, 7/31/2031 (a)	292,056	292,010
Trucordia Insurance Holdings LLC, Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.41%, 6/17/2032 (a)	175,000	175,656
		1,573,593
INTERNET & TELECOM — 0.0% *
CNT Holdings I Corp., 2025 Term Loan, 3 mo. USD Term SOFR + 2.25%, 6.56%, 11/8/2032 (a)	130,558	130,628
Endure Digital, Inc., Non-CoOp Term Loan, 1 mo. USD Term SOFR + 3.50%, 7.84%, 2/10/2028 (a)	102,222	53,845
I-Logic Technologies Bidco Ltd., 2024 Term Loan, 3 mo. USD Term SOFR + 3.75%, 7.75%, 2/16/2028 (a)	167,515	167,776
ION Trading Technologies SARL, 2024 Term Loan B, 3 mo. USD Term SOFR + 3.50%, 7.50%, 4/1/2028 (a)	86,561	86,655
MH Sub I LLC, 2024 Term Loan B4, 1 mo. USD Term SOFR + 4.25%, 8.41%, 12/31/2031 (a)	261,287	241,038
Proofpoint, Inc., 2024 Term Loan (h)	15,000	15,078

See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
PUG LLC, 2024 Extended Term Loan B, 1 mo. USD Term SOFR + 4.75%, 8.91%, 3/15/2030 (a)	$145,113	$144,207
		839,227
LEISURE TIME — 0.0% *
Alterra Mountain Co., 2025 Term Loan B8, 1 mo. USD Term SOFR + 2.50%, 6.66%, 5/31/2030 (a)	20,000	20,063
GBT U.S. III LLC, 2025 Term Loan B1, 3 mo. USD Term SOFR + 2.50%, 6.81%, 7/25/2031 (a)	153,838	154,353
LC AHAB U.S. Bidco LLC, Term Loan B, 1 mo. USD Term SOFR + 3.00%, 7.16%, 5/1/2031 (a)	327,035	327,342
Life Time Fitness, Inc., 2025 Term Loan, 1 mo. USD Term SOFR + 2.00%, 6.25%, 11/5/2031 (a)	159,200	159,258
Sabre GLBL, Inc.:
2021 Term Loan B1, 1 mo. USD Term SOFR + 3.50%, 7.78%, 12/17/2027 (a)	74,180	70,626
2021 Term Loan B2, 1 mo. USD Term SOFR + 3.50%, 7.78%, 12/17/2027 (a)	38,389	36,549
2024 Term Loan B1, 1 mo. USD Term SOFR + 6.00%, 10.26%, 11/15/2029 (a)	60,300	57,059
2024 Term Loan B2, 1 mo. USD Term SOFR + 6.00%, 10.26%, 11/15/2029 (a)	45,950	43,653
SGH2 LLC, 2025 USD Term Loan B, 3 mo. USD Term SOFR + 4.50%, 8.51%, 8/18/2032 (a)	115,000	115,288
		984,191
LODGING — 0.0% *
Fertitta Entertainment LLC, 2022 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.41%, 1/27/2029 (a)	236,406	236,333
Turquoise Topco Ltd., Term Loan B (h)	50,000	50,094
		286,427
MACHINERY — 0.0% *
Titan Acquisition Ltd., 2024 Term Loan B, 6 mo. USD Term SOFR + 3.75%, 7.92%, 2/15/2029 (a)	194,961	195,719
Security Description	Principal Amount	Value
MACHINERY-CONSTRUCTION & MINING — 0.0% *
WEC U.S. Holdings Ltd., 2024 Term Loan, 1 mo. USD Term SOFR + 2.25%, 6.53%, 1/27/2031 (a)	$406,123	$406,714
MEDIA — 0.1%
Cengage Learning, Inc., 2024 1st Lien Term Loan B, 3 mo. USD Term SOFR + 3.50%, 7.67%, 3/24/2031 (a)	233,116	232,800
CSC Holdings LLC:
2019 Term Loan B5, 3 mo. USD Term SOFR + 1.50%, 8.75%, 4/15/2027 (a)	129,528	125,642
2022 Term Loan B6, 1 mo. USD Term SOFR + 4.50%, 8.65%, 1/18/2028 (a)	109,808	109,375
DirecTV Financing LLC:
2024 Term Loan, 3 mo. USD Term SOFR + 5.25%, 9.82%, 8/2/2029 (a)	95,648	95,932
Term Loan, 3 mo. USD Term SOFR + 5.00%, 9.57%, 8/2/2027 (a)	13,862	13,889
iHeartCommunications, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 5.78%, 10.05%, 5/1/2029 (a)	74,437	65,226
NEP Group, Inc., 2023 Term Loan B, 3 mo. USD Term SOFR + 3.25%, 7.71%, 8/19/2026 (a)	211,086	210,471
Nexstar Broadcasting, Inc., 2025 Term Loan B5 (h)	154,612	154,599
Townsquare Media, Inc., 2025 Term Loan, 3 mo. USD Term SOFR + 5.00%, 9.19%, 2/19/2030 (a)	69,120	61,430
Univision Communications, Inc., 2022 First Lien Term Loan B, 3 mo. USD Term SOFR + 4.25%, 8.25%, 6/24/2029 (a)	189,984	190,429
Virgin Media Bristol LLC, 2023 USD Term Loan Y, 6 mo. USD Term SOFR + 3.18%, 7.37%, 3/31/2031 (a)	162,218	160,190
Ziggo Financing Partnership, USD Term Loan I (h)	(19,244)	(19,217)
		1,400,766
METAL FABRICATE & HARDWARE — 0.0% *
Tiger Acquisition LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 2.50%, 6.64%, 8/23/2032 (a)	230,625	230,172

See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
METALS & MINING — 0.0% *
Arsenal AIC Parent LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 2.75%, 6.91%, 8/19/2030 (a)	$34,806	$34,849
OIL, GAS & CONSUMABLE FUELS — 0.0% *
Apro LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.75%, 7.94%, 7/9/2031 (a)	232,762	232,937
Par Petroleum LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 3.75%, 8.03%, 2/28/2030 (a)	48,751	48,756
Waterbridge Midstream Operating LLC, 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 4.75%, 9.03%, 6/27/2029 (a)	117,206	117,506
		399,199
OIL-FIELD SERVICES — 0.0% *
Deep Blue Operating I LLC, Term Loan (h)	130,000	130,325
WaterBridge Midstream Operating LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 4.00%, 8.17%, 5/10/2029 (a)	128,700	129,172
		259,497
PHARMACEUTICALS — 0.0% *
Bausch Health Cos., Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 6.25%, 10.41%, 10/8/2030 (a)	79,800	78,827
Curium Bidco SARL, 2025 USD Term Loan B, 3 mo. USD Term SOFR + 3.00%, 7.00%, 8/4/2031 (a)	100,047	100,213
Gainwell Acquisition Corp., Term Loan B, 3 mo. USD Term SOFR + 4.00%, 8.10%, 10/1/2027 (a)	326,108	321,543
Southern Veterinary Partners LLC, 2025 Term Loan B, 3 mo. USD Term SOFR + 2.50%, 6.82%, 12/4/2031 (a)	50,000	49,964
Vizient, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 1.75%, 5.91%, 8/1/2031 (a)	176,298	176,986
		727,533
PIPELINES — 0.0% *
BCP Renaissance Parent LLC, 2024 Term Loan B3, 3 mo. USD Term SOFR + 2.50%, 6.50%, 10/31/2028 (a)	192,628	193,150
Security Description	Principal Amount	Value
Colossus Acquireco LLC, Term Loan B, 3 mo. USD Term SOFR + 1.75%, 5.87%, 7/30/2032 (a)	$390,000	$388,050
CPPIB OVM Member U.S. LLC, Term Loan B, 3 mo. USD Term SOFR + 2.50%, 6.50%, 8/20/2031 (a)	133,725	134,195
Freeport LNG Investments LLLP, 2025 Term Loan B, 3 mo. USD Term SOFR + 3.25%, 7.58%, 12/21/2028 (a)	169,510	169,798
GIP Pilot Acquisition Partners LP, 2025 Term Loan B, 3 mo. USD Term SOFR + 2.00%, 6.29%, 10/4/2030 (a)	116,899	116,972
Meade Pipeline Co. LLC, Term Loan B, 3 mo. USD Term SOFR + 2.00%, 6.00%, 9/22/2032 (a)	125,000	125,078
NGL Energy Partners LP, 2024 Term Loan B (h)	134,658	134,995
Stonepeak Bayou Holdings LP, Term Loan B (h)	85,000	85,000
Whitewater Matterhorn Holdings LLC, 2025 Term Loan B, 3 mo. USD Term SOFR + 2.25%, 6.25%, 6/16/2032 (a)	40,000	40,025
		1,387,263
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.0% *
Iron Mountain, Inc., 2023 Term Loan B, 1 mo. USD Term SOFR + 2.00%, 6.16%, 1/31/2031 (a)	304,226	304,796
Starwood Property Trust, Inc.:
2025 1st Lien Term Loan B, 1 mo. USD Term SOFR + 2.00%, 6.16%, 1/2/2030 (a)	92,849	93,024
2025 Term Loan B, 3 mo. USD Term SOFR + 2.25%, 6.41%, 9/24/2032 (a)	85,000	85,239
		483,059
RETAIL — 0.1%
Boots Group Bidco Ltd., USD Term Loan, 3 mo. USD Term SOFR + 3.50%, 7.71%, 8/30/2032 (a)	115,000	115,455
Burlington Coat Factory Warehouse Corp., 2024 Term Loan B, 1 mo. USD Term SOFR + 1.75%, 5.91%, 9/24/2031 (a)	39,799	39,899

See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
EG America LLC, 2025 USD Repriced Term Loan, 3 mo. USD Term SOFR + 3.50%, 7.70%, 2/7/2028 (a)	$160,944	$162,079
LBM Acquisition LLC, 2024 Incremental Term Loan B, 1 mo. USD Term SOFR + 3.75%, 7.99%, 6/6/2031 (a)	233,406	228,219
LSF9 Atlantis Holdings LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 3.75%, 7.75%, 3/30/2029 (a)	212,448	213,146
Michaels Cos., Inc., 2021 Term Loan B, 3 mo. USD Term SOFR + 4.25%, 8.51%, 4/17/2028 (a)	101,813	96,415
PetSmart, Inc., 2025 USD Term Loan B, 1 mo. USD Term SOFR + 4.00%, 8.14%, 8/18/2032 (a)	115,000	113,419
Staples, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 5.75%, 10.05%, 9/4/2029 (a)	103,950	98,839
Whatabrands LLC, 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 2.50%, 6.66%, 8/3/2028 (a)	397,995	398,755
White Cap Buyer LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.42%, 10/19/2029 (a)	233,512	233,824
		1,700,050
SOFTWARE — 0.1%
Applied Systems, Inc., 2024 2nd Lien Term Loan, 3 mo. USD Term SOFR + 4.50%, 8.50%, 2/23/2032 (a)	85,000	87,231
Ascend Learning LLC, 2025 Repriced Term Loan B, 1 mo. USD Term SOFR + 3.00%, 7.16%, 12/11/2028 (a)	365,279	365,297
Boxer Parent Co., Inc.:
2024 2nd Lien Term Loan, 3 mo. USD Term SOFR + 5.75%, 9.95%, 7/30/2032 (a)	78,355	76,519
2025 USD Term Loan B, 3 mo. USD Term SOFR + 3.00%, 7.20%, 7/30/2031 (a)	388,125	387,942
Castle U.S. Holding Corp., 2025 USD FLSO Term Loan B1, 3 mo. USD Term SOFR + 4.25%, 8.72%, 5/31/2030 (a)	69,046	32,337
Security Description	Principal Amount	Value
Central Parent, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 3.25%, 7.25%, 7/6/2029 (a)	$49,224	$42,704
Clearwater Analytics LLC, 2025 Term Loan B, 6 mo. USD Term SOFR + 2.25%, 6.46%, 4/21/2032 (a)	100,000	100,375
Cloud Software Group, Inc., 2025 Term Loan B (2031), 3 mo. USD Term SOFR + 3.25%, 7.25%, 3/21/2031 (a)	154,000	154,756
CoreLogic, Inc., Term Loan, 1 mo. USD Term SOFR + 3.50%, 7.78%, 6/2/2028 (a)	120,424	120,650
Cornerstone OnDemand, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 3.75%, 8.03%, 10/16/2028 (a)	58,130	56,141
Cotiviti Corp.:
2024 Term Loan, 1 mo. USD Term SOFR + 2.75%, 7.03%, 5/1/2031 (a)	46,936	46,192
2025 2nd Amendment Term Loan, 1 mo. USD Term SOFR + 2.75%, 7.03%, 3/26/2032 (a)	344,138	338,545
Ellucian Holdings, Inc., 2024 2nd Lien Term Loan, 1 mo. USD Term SOFR + 4.75%, 8.91%, 11/22/2032 (a)	15,000	15,388
Finastra USA, Inc., 2025 1st Lien Term Loan, 3 mo. USD Term SOFR + 4.00%, 8.04%, 7/30/2032 (a)	70,000	69,788
MedAssets Software Intermediate Holdings, Inc.:
2024 First Out Term Loan, 3 mo. USD Term SOFR + 4.00%, 8.00%, 12/15/2028 (a)	16,434	15,987
2024 Second Out Term Loan, 1 mo. USD Term SOFR + 4.00%, 8.25%, 12/15/2028 (a)	27,597	23,820
Mitchell International, Inc.:
2024 1st Lien Term Loan, 1 mo. USD Term SOFR + 3.25%, 7.41%, 6/17/2031 (a)	240,261	240,313
2024 2nd Lien Term Loan, 1 mo. USD Term SOFR + 5.25%, 9.41%, 6/17/2032 (a)	40,000	39,730
Polaris Newco LLC, USD Term Loan B, 3 mo. USD Term SOFR + 3.75%, 8.57%, 6/2/2028 (a)	162,428	156,891

See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
RealPage, Inc.:
1st Lien Term Loan, 3 mo. USD Term SOFR + 3.00%, 7.26%, 4/24/2028 (a)	$138,915	$138,730
2024 Incremental Term Loan, 3 mo. USD Term SOFR + 3.75%, 7.75%, 4/24/2028 (a)	99,500	99,942
UKG, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 2.50%, 6.81%, 2/10/2031 (a)	390,000	390,053
Zelis Payments Buyer, Inc., 5th Amendment Term Loan, 1 mo. USD Term SOFR + 3.25%, 7.41%, 11/26/2031 (a)	228,275	228,560
		3,227,891
TOTAL SENIOR FLOATING RATE LOANS (Cost $38,039,591)		37,724,914
U.S. GOVERNMENT AGENCY OBLIGATIONS — 35.4%
Federal Home Loan Mortgage Corp.:
2.00%, 2/1/2052	21,876,453	17,764,728
30 day USD SOFR Average - 2.15%, 2.14%, 12/1/2051 (a)	9,491,837	8,642,271
30 day USD SOFR Average + 2.13%, 2.23%, 7/1/2051 (a)	10,070,542	9,245,197
2.50%, 8/1/2050	11,221,221	9,559,407
2.50%, 2/1/2052	13,989,951	11,958,471
2.50%, 4/1/2052	14,965,828	12,828,138
3.00%, 6/1/2042	8,769,996	8,081,053
3.00%, 11/1/2042	4,833,853	4,446,540
3.00%, 12/1/2042	4,069,918	3,681,066
3.00%, 1/1/2045	568,337	519,618
3.00%, 4/1/2045	8,105,649	7,410,855
3.00%, 8/1/2045	4,388,465	3,982,292
3.00%, 12/1/2046	13,391,059	12,151,563
3.00%, 7/1/2047	1,570,072	1,420,063
3.00%, 10/1/2051	12,955,402	11,570,491
3.00%, 3/1/2052	4,911,428	4,329,083
3.00%, 8/1/2052	10,797,176	9,653,037
3.50%, 2/1/2045	600,250	564,398
3.50%, 4/1/2045	10,204,519	9,525,565
3.50%, 6/1/2045	4,931,405	4,594,628
3.50%, 10/1/2045	5,071,367	4,725,031
3.50%, 2/1/2046	2,597,884	2,430,018
4.00%, 4/1/2045	10,963,595	10,652,113
4.00%, 7/1/2047	1,642,349	1,576,778
4.00%, 7/1/2052	11,811,867	11,184,523
4.19%, 7/1/2033	16,202,000	15,803,272
4.24%, 12/1/2047	13,981,671	12,337,559
Security Description	Principal Amount	Value
4.50%, 6/1/2044	$629,784	$624,555
4.80%, 1/1/2030	17,395,000	17,663,862
5.00%, 3/1/2054	2,875,822	2,877,849
5.50%, 4/1/2054	11,681,388	11,970,870
5.50%, 5/1/2054	7,073,056	7,216,920
5.50%, 7/1/2054	47,780,079	48,794,364
5.50%, 11/1/2054	26,178,413	26,784,199
5.50%, 6/1/2055	18,448,315	18,691,779
5.50%, 7/1/2055	32,981,187	33,729,814
Federal Home Loan Mortgage Corp. REMICS:
Series 3852, Class NS, CMO, IO, REMIC, 30 day USD SOFR Average - 5.89%, 1.51%, 5/15/2041 (a)	2,246,941	217,570
Series 3889, Class VZ, CMO, REMIC, 4.00%, 7/15/2041	1,712,232	1,655,037
Series 3935, Class SJ, CMO, IO, REMIC, 30 day USD SOFR Average - 6.54%, 2.16%, 5/15/2041 (a)	110,247	900
Series 4319, Class ZA, 3.00%, 3/15/2044	2,883,080	2,644,302
Series 4471, Class BA, CMO, REMIC, 3.00%, 12/15/2041	167,575	166,508
Series 4504, Class CA, CMO, REMIC, 3.00%, 4/15/2044	2,066,060	2,006,259
Series 4543, Class HG, CMO, REMIC, 2.70%, 4/15/2044	3,501,731	3,372,625
Series 4792, Class A, CMO, REMIC, 3.00%, 5/15/2048	2,275,798	2,047,804
Series 4998, Class KF, 30 day USD SOFR Average + 0.35%, 4.71%, 8/25/2050 (a)	5,988,744	5,784,880
Series 5023, Class HI, CMO, IO, 3.00%, 10/25/2050	5,832,021	997,248
Series 5109, Class BI, CMO, IO, 3.50%, 5/25/2051	15,160,318	2,679,771
Series 5127, Class AI, CMO, IO, 3.00%, 6/25/2051	20,240,292	3,411,599
Series 5130, Class SD, CMO, IO, 2.60% - 30 day USD SOFR Average, Floor 0.00%, 0.00%, 8/25/2051 (a)	65,302,613	728,999
Series 5131, Class IG, 3.50%, 8/25/2051	9,132,352	1,699,799
Series 5152, Class MZ, CMO, 2.50%, 10/25/2051	12,155,616	7,502,029

See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series 5154, Class DI, CMO, IO, 2.50%, 1/25/2050	$15,888,169	$2,630,110
Series 5159, Class PI, CMO, IO, 3.00%, 11/25/2051	21,309,551	3,098,455
Series 5198, Class KZ, CMO, 2.00%, 2/25/2052	19,181,195	11,807,055
Series 5243, Class IB, 3.00%, 1/25/2051	14,722,484	2,657,614
Series 5250, Class NH, 3.00%, 8/25/2052	10,000,000	8,825,745
Series 5478, Class FE, CMO, 30 day USD SOFR Average + 1.45%, 5.81%, 2/25/2054 (a)	13,101,140	13,184,587
Series 5515, Class FB, CMO, 30 day USD SOFR Average + 1.40%, 5.76%, 3/25/2055 (a)	18,910,119	19,008,645
Series 5539, Class FC, CMO, 30 day USD SOFR Average + 1.50%, 5.86%, 5/25/2055 (a)	27,204,695	27,381,006
Series 5543, Class FM, CMO, 30 day USD SOFR Average + 1.50%, 5.86%, 6/25/2055 (a)	9,020,055	9,078,352
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2021-HQA4, Class M2, CMO, 30 day USD SOFR Average + 2.35%, 6.71%, 12/25/2041 (a) (b)	5,000,000	5,049,680
Series 2022-DNA2, Class M2, 30 day USD SOFR Average + 3.75%, 8.11%, 2/25/2042 (a) (b)	9,500,000	9,820,780
Series 2022-DNA3, Class M1B, 30 day USD SOFR Average + 2.90%, 7.26%, 4/25/2042 (a) (b)	20,000,000	20,566,095
Federal Home Loan Mortgage Corp. STRIPS Series 326, Class 300, CMO, 3.00%, 3/15/2044	7,398,374	6,771,046
Federal National Mortgage Association:
1.98%, 10/1/2033	18,913,428	16,028,039
30 day USD SOFR Average + 2.22%, 2.29%, 4/1/2052 (a)	3,883,220	3,549,776
2.50%, 9/1/2046	1,543,158	1,312,951
2.50%, 2/1/2047	3,981,463	3,444,349
2.50%, 6/1/2050	12,439,805	10,734,866
2.50%, 9/1/2050	11,298,824	9,622,019
2.50%, 11/1/2050	6,269,744	5,400,746
2.50%, 3/1/2051	22,294,602	19,223,527
Security Description	Principal Amount	Value
2.50%, 2/1/2052	$8,229,720	$7,045,852
2.50%, 4/1/2052	13,829,378	11,786,679
2.80%, 11/1/2039	10,034,000	8,089,283
3.00%, 10/1/2041	6,871,741	6,215,194
3.00%, 3/1/2043	1,756,491	1,604,733
3.00%, 7/1/2043	1,775,373	1,623,782
3.00%, 1/1/2045	63,920	57,884
3.00%, 4/1/2045	1,075,795	966,899
3.00%, 7/1/2045	8,890,913	8,122,753
3.00%, 10/1/2046	1,875,771	1,696,555
3.00%, 2/1/2047	6,869,082	6,212,789
3.00%, 11/1/2048	4,162,039	3,764,386
3.00%, 10/1/2049	2,887,466	2,557,789
3.00%, 11/1/2051	20,656,466	18,427,248
3.00%, 5/1/2052	15,506,667	13,901,914
3.00%, 6/1/2052	30,251,707	26,811,987
3.00%, 4/1/2053	8,441,152	7,668,311
3.50%, 12/1/2034	484,228	471,976
3.50%, 2/1/2035	325,487	317,080
3.50%, 1/1/2045	4,044,063	3,776,288
3.50%, 2/1/2045	1,114,755	1,047,071
3.50%, 6/1/2045	5,049,200	4,698,474
3.50%, 11/1/2051	10,311,685	9,518,646
4.00%, 6/1/2052	9,916,072	9,386,524
4.00%, 12/1/2052	20,199,810	19,175,860
4.10%, 8/1/2032	10,000,000	9,774,502
4.33%, 12/1/2032	10,400,000	10,138,954
4.50%, 3/1/2044	549,249	544,038
4.50%, 6/1/2044	179,896	178,192
4.50%, 7/1/2044	238,578	236,318
4.50%, 2/1/2045	356,796	353,411
30 day USD SOFR Average + 2.27%, 4.54%, 3/1/2053 (a)	17,192,033	17,206,299
5.00%, 9/1/2052	7,124,173	7,109,960
5.00%, 12/1/2052	9,921,006	9,896,618
5.13%, 11/1/2032	13,371,000	13,295,448
5.50%, 7/1/2053	16,578,665	16,967,303
5.50%, 4/1/2054	23,688,593	24,245,801
5.50%, 9/1/2054	31,231,519	31,937,947
5.50%, 2/1/2055	23,646,094	24,116,398
5.50%, 3/1/2055	18,783,139	19,229,187
5.76%, 4/1/2054	15,567,090	15,561,474
6.00%, 3/1/2054	20,143,270	20,999,905
6.00%, 9/1/2054	16,200,232	16,890,313
6.00%, 2/1/2055	21,662,033	22,427,968
6.00%, 9/1/2055	13,289,000	13,691,298
3.00%, 6/1/2051	12,293,071	10,936,161
Federal National Mortgage Association Connecticut Avenue Securities Trust:
Series 2022-R02, Class 2M2, CMO, 30 day USD SOFR Average + 3.00%, 7.36%, 1/25/2042 (a) (b)	12,000,000	12,242,425

See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series 2023-R02, Class 1M2, 30 day USD SOFR Average + 3.35%, 7.71%, 1/25/2043 (a) (b)	$13,500,000	$14,086,500
Federal National Mortgage Association REMICS:
Series 2010-109, Class N, CMO, REMIC, 3.00%, 10/25/2040	719,769	692,429
Series 2011-51, Class CI, CMO, IO, REMIC, 30 day USD SOFR Average - 5.89%, 1.53%, 6/25/2041 (a)	1,503,849	132,764
Series 2012-127, Class PA, CMO, REMIC, 2.75%, 11/25/2042	1,152,752	1,085,047
Series 2012-151, Class SB, CMO, REMIC, 30 day USD SOFR Average - 5.83%, 0.00%, 1/25/2043 (a)	20,907	11,502
Series 2013-114, Class HZ, CMO, REMIC, 3.00%, 11/25/2038	16,952,275	15,875,879
Series 2013-30, Class PS, CMO, REMIC, 30 day USD SOFR Average - 5.83%, 0.00%, 4/25/2043 (a)	611,451	432,328
Series 2015-18, Class LZ, 3.00%, 4/25/2045	5,369,897	4,826,201
Series 2016-92, Class A, CMO, REMIC, 3.00%, 4/25/2042	1,495,744	1,481,300
Series 2020-1, Class LA, 4.00%, 2/25/2060	12,839,665	10,906,778
Series 2020-47, Class GL, CMO, 2.00%, 5/25/2046	6,957,664	6,292,317
Series 2020-96, Class HI, CMO, IO, 3.00%, 1/25/2051	10,065,692	1,701,107
Series 2021-3, Class MI, CMO, IO, 3.50%, 2/25/2051	26,436,586	4,871,959
Series 2021-43, CMO, IO, 2.50%, 6/25/2051	19,008,420	2,948,184
Series 2021-95, Class ZV, CMO, 2.50%, 1/25/2052	18,915,840	12,023,885
Series 2024-100, Class FD, CMO, 30 day USD SOFR Average + 1.45%, 5.81%, 6/25/2054 (a)	14,785,028	14,882,591
Series 2024-103, Class FM, CMO, 30 day USD SOFR Average + 1.50%, 5.86%, 1/25/2055 (a)	17,465,681	17,644,763
Security Description	Principal Amount	Value
Series 2025-35, Class KY, CMO, 3.50%, 4/25/2046	$13,771,021	$12,237,131
Series 2025-42, Class FE, CMO, 30 day USD SOFR Average + 1.55%, 5.91%, 6/25/2055 (a)	9,560,715	9,638,624
Federal National Mortgage Association-ACES:
Series 2016-M10, Class AQ2, 3.80%, 11/25/2045 (a)	5,698,000	5,055,800
Series 2019-M32, Class X2, IO, VRN, 1.24%, 10/25/2029 (a)	72,327,375	2,218,675
Series 2020-M12, 1.40%, 7/25/2029 (a)	90,806,193	3,335,729
Series 2020-M13, Class X1, IO, VRN, 1.24%, 6/25/2031 (a)	61,835,851	2,055,145
Government National Mortgage Association:
2.50%, 3/20/2051	7,261,685	6,205,492
3.00%, 2/20/2052	19,300,934	17,093,380
Series 2021-143, IO, VRN, 0.97%, 10/16/2063 (a)	79,865,922	5,044,578
Series 2021-40, IO, VRN, 0.82%, 2/16/2063 (a)	68,516,020	3,835,081
Series 2021-57, Class AI, 2.00%, 2/20/2051	7,491,947	874,485
Series 2021-60, IO, VRN, 0.83%, 5/16/2063 (a)	53,733,702	3,017,705
Series 2021-79, IO, 0.86%, 8/16/2063 (a)	74,563,988	4,461,118
Series 2021-80, IO, VRN, 0.90%, 12/16/2062 (a)	84,725,049	5,287,251
Series 2021-85, IO, VRN, 0.69%, 3/16/2063 (a)	95,944,868	4,782,935
Series 2021-99, IO, VRN, 0.58%, 5/16/2061 (a)	39,815,721	1,714,563
Series 2022-91, 0.43%, 7/16/2064 (a)	78,362,298	3,480,232
Series 2024-100, Class AI, 0.74%, 10/16/2065 (a)	60,724,200	3,807,513
Government National Mortgage Association REMICS:
Series 2013-34, Class PL, CMO, REMIC, 3.00%, 3/20/2042	355,351	352,362
Series 2014-43, Class PS, CMO, IO, REMIC, 1 mo. USD Term SOFR - 6.07%, 1.93%, 7/20/2042 (a)	546,891	8,976
Series 2020-116, Class HS, CMO, IO, 1 mo. USD Term SOFR - 6.09%, 1.95%, 8/20/2050 (a)	5,935,525	812,808

See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series 2020-173, Class SY, CMO, IO, 1 mo. USD Term SOFR - 6.19%, 2.05%, 11/20/2050 (a)	$21,285,555	$3,003,686
Series 2020-173, Class TI, CMO, IO, 2.00%, 11/20/2050	26,177,415	3,224,968
Series 2020-176, Class SL, CMO, IO, 4.89% - 1 mo. USD Term SOFR, Floor 0.00%, 0.75%, 11/20/2050 (a)	7,110,607	615,291
Series 2020-185, Class SE, CMO, IO, 1 mo. USD Term SOFR - 6.19%, 2.05%, 12/20/2050 (a)	25,970,157	3,442,579
Series 2021-1, Class IH, 2.50%, 1/20/2051	32,680,556	5,094,863
Series 2021-118, Class EI, 2.50%, 7/20/2051	12,386,838	1,444,456
Series 2021-125, Class SN, CMO, IO, 4.09% - 1 mo. USD Term SOFR, Floor 0.00%, 0.00%, 1/20/2051 (a)	6,680,459	279,586
Series 2021-137, Class IQ, 3.00%, 8/20/2051	17,309,347	2,967,844
Series 2021-159, Class IA, CMO, IO, 3.00%, 9/20/2051	5,890,834	994,319
Series 2021-196, Class IM, 3.00%, 11/20/2051	23,605,696	4,106,830
Series 2021-196, Class UI, IO, 3.00%, 11/20/2051	35,815,807	5,800,066
Series 2021-30, Class KI, 3.00%, 2/20/2051	7,252,387	1,280,613
Series 2021-44, Class IQ, 3.00%, 3/20/2051	13,488,505	2,314,448
Series 2021-8, Class KX, 3.00%, 1/20/2051	9,163,225	1,576,551
Series 2022-180, 2.50%, 6/20/2051	37,444,742	5,803,091
Series 2022-61, Class EI, 3.00%, 7/20/2051	3,074,615	531,032
Series 2022-93, CMO, IO, 3.00%, 8/20/2051	48,764,043	5,889,580
Series 2023-19, Class GI, CMO, IO, 3.00%, 11/20/2051	34,586,497	5,587,712
Series 2024-24, Class DI, CMO, IO, 3.50%, 11/20/2051	9,746,476	1,792,385
Series 2024-79, Class CI, 3.50%, 2/20/2052	21,165,641	3,545,086
Series 2025-117, Class Z, CMO, 3.00%, 1/20/2055	25,124,625	18,429,034
Security Description	Principal Amount	Value
Series 2025-84, CMO, IO, 3.50%, 7/20/2051	$26,694,834	$4,072,587
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $1,418,384,641)		1,383,040,344
U.S. TREASURY OBLIGATIONS — 22.2%
U.S. Treasury Inflation-Indexed Notes:
0.38%, 7/15/2027	11,700,073	11,623,977
0.50%, 1/15/2028	11,773,214	11,639,386
1.63%, 10/15/2027	15,168,577	15,416,251
U.S. Treasury Notes:
0.38%, 11/30/2025	58,350,000	57,992,151
0.63%, 8/15/2030	70,150,000	60,482,453
0.75%, 3/31/2026	254,000,000	250,140,391
0.75%, 5/31/2026	66,050,000	64,721,260
0.75%, 1/31/2028	254,450,000	238,268,570
0.88%, 9/30/2026	96,500,000	93,831,172
0.88%, 11/15/2030	75,200,000	65,206,625
TOTAL U.S. TREASURY OBLIGATIONS (Cost $860,562,704)		869,322,236
MORTGAGE-BACKED SECURITIES — 12.5%
ACREC LLC Series 2025-FL3, Class A, 1 mo. USD Term SOFR + 1.31%, 5.45%, 8/18/2042 (a) (b)	1,380,000	1,379,993
ACRES LLC Series 2025-FL3, Class A, 1 mo. USD Term SOFR + 1.62%, 5.75%, 8/18/2040 (a) (b)	1,980,000	1,985,443
American Home Mortgage Investment Trust Series 2007-1, Class GA1C, 1 mo. USD Term SOFR + 0.30%, 4.46%, 5/25/2047 (a)	4,767,220	2,654,417
Angel Oak Mortgage Trust:
Series 2025-7, Class A3, CMO, 5.92%, 6/25/2070 (a) (b)	2,031,568	2,046,239
Series 2025-7, Class M1, CMO, 6.35%, 6/25/2070 (b)	2,800,000	2,818,312
Arbor Realty Commercial Real Estate Notes LLC Series 2025-FL1, Class A, 1 mo. USD Term SOFR + 1.35%, 5.49%, 1/20/2043 (a) (b)	2,000,000	1,999,088
AREIT Ltd. Series 2025-CRE10, Class A, 1 mo. USD Term SOFR + 1.39%, 5.53%, 12/17/2029 (a) (b)	2,080,000	2,081,608

See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Banc of America Funding Trust:
Series 2006-8T2, Class A4, CMO, 6.33%, 10/25/2036 (f)	$1,366,650	$1,236,742
Series 2007-5, Class CA1, CMO, 6.00%, 7/25/2037	2,787,751	2,284,775
BBCMS Mortgage Trust:
Series 2022-C18, Class XD, 2.35%, 12/15/2055 (a) (b)	12,094,000	1,632,888
Series 2024-5C29, Class A3, 5.21%, 9/15/2057	1,890,000	1,939,576
BCAP LLC Trust Series 2010-RR4, Class 3212, CMO, 5.81%, 1/26/2037 (a) (b)	4,611,274	3,512,746
Benchmark Mortgage Trust Series 2024-V9, Class A3, 5.60%, 8/15/2057	1,808,000	1,877,162
BMO Mortgage Trust Series 2024-5C5, Class XA, 1.39%, 2/15/2057 (a)	36,359,215	1,398,117
BRAVO Residential Funding Trust:
Series 2022-NQM3, Class A1, 5.11%, 7/25/2062 (a) (b)	2,578,344	2,571,715
Series 2023-NQM4, Class A1, 6.44%, 5/25/2063 (b) (f)	8,018,726	8,068,560
CEDR Commercial Mortgage Trust Series 2022-SNAI, Class A, 1 mo. USD Term SOFR + 0.99%, 5.14%, 2/15/2039 (a) (b)	980,000	958,335
CFCRE Commercial Mortgage Trust Series 2016-C7, Class A3, 3.84%, 12/10/2054	1,279,000	1,265,227
ChaseFlex Trust Series 2007-3, Class 1A2, CMO , IO, 1 mo. USD Term SOFR + 0.57%, 4.90%, 7/25/2037 (a)	7,693,893	1,990,737
CHL Mortgage Pass-Through Trust:
Series 2005-J2, Class 3A14, CMO, 5.50%, 8/25/2035	586,506	418,170
Series 2007-10, Class A4, 5.50%, 7/25/2037	3,430,387	1,383,879
Series 2007-12, Class A9, CMO, 5.75%, 8/25/2037	2,022,772	1,076,019
Series 2007-3, Class A1, 6.00%, 4/25/2037	2,905,912	1,310,652
Series 2007-HYB1, Class 2A1, CMO, 4.08%, 3/25/2037 (a)	868,681	779,821
Security Description	Principal Amount	Value
CIM Trust Series 2023-R4, Class A1, 5.00%, 5/25/2062 (a) (b)	$7,292,690	$7,258,428
Citigroup Mortgage Loan Trust, Inc.:
Series 2007-10, Class 2A2A, CMO, 4.49%, 9/25/2037 (a)	1,506,156	1,216,419
Series 2007-AR4, Class 1A1A, CMO, 4.63%, 3/25/2037 (a)	1,044,153	876,266
Series 2007-AR5, Class 1A2A, CMO, 5.02%, 4/25/2037 (a)	381,697	332,067
Series 2021-JL1, Class A, 2.75%, 2/27/2062 (a) (b)	409,104	397,767
CitiMortgage Alternative Loan Trust:
Series 2007-A1, Class 1A7, CMO, 6.00%, 1/25/2037	2,924,795	2,483,327
Series 2007-A3, Class 1A4, 5.75%, 3/25/2037	2,161,904	1,804,769
COLT Mortgage Loan Trust:
Series 2022-2, Class A1, 2.99%, 2/25/2067 (b) (f)	12,905,037	12,369,444
Series 2022-3, Class M1, 4.20%, 2/25/2067 (a) (b)	10,023,000	9,087,755
Series 2023-1, Class A1, 6.05%, 4/25/2068 (b) (f)	5,476,872	5,495,487
Countrywide Alternative Loan Trust:
Series 2005-21CB, Class A3, CMO, 5.25%, 6/25/2035	1,256,227	914,320
Series 2005-54CB, Class 1A1, 1 mo. USD Term SOFR + 0.76%, 4.92%, 11/25/2035 (a)	4,303,349	3,100,807
Series 2005-79CB, Class A4, CMO, 5.50%, 1/25/2036	2,807,360	1,546,042
Series 2006-24CB, Class A9, CMO, 6.00%, 8/25/2036	2,316,057	1,216,989
Series 2006-43CB, Class 1A12, CMO, 5.75%, 2/25/2037	2,166,554	1,048,084
Series 2006-OA2, Class A1, CMO, 1 mo. USD Term SOFR + 0.53%, 4.67%, 5/20/2046 (a)	1,440,158	1,354,133
Series 2007-16CB, Class 2A1, 1 mo. USD Term SOFR + 0.56%, 4.72%, 8/25/2037 (a)	6,365,506	2,064,539

See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Cross Mortgage Trust:
Series 2025-H5, Class A3, CMO, 5.86%, 7/25/2070 (b) (f)	$1,449,285	$1,457,339
Series 2025-H5, Class M1, CMO, VRN, 6.18%, 7/25/2070 (a) (b)	1,500,000	1,503,788
CSMC Mortgage-Backed Trust Series 2006-7, Class 7A7, CMO, 6.00%, 8/25/2036	1,071,315	941,236
CSMC Trust Series 2021-RPL9, Class A1, 3.87%, 2/25/2061 (a) (b)	3,977,076	3,957,721
Deephaven Residential Mortgage Trust Series 2022-2, Class A1, 4.30%, 3/25/2067 (a) (b)	3,533,133	3,450,925
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2007-AR3, Class 1A4, 1 mo. USD Term SOFR + 0.75%, 4.91%, 6/25/2037 (a)	2,498,215	2,191,129
EFMT Series 2025-NQM2, Class A3, CMO, VRN, 5.95%, 6/25/2070 (b) (f)	1,860,747	1,874,575
Ellington Financial Mortgage Trust Series 2022-3, Class A1, 5.00%, 8/25/2067 (b) (f)	4,568,534	4,550,583
Federal Home Loan Mortgage Corp. REMICS:
Series 4432, Class JZ, 3.00%, 1/15/2045	4,267,392	3,841,319
Series 4795, Class ZM, 3.50%, 6/15/2048	10,735,028	9,970,639
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust:
Series 2020-2, Class MT, CMO, 2.00%, 11/25/2059	5,310,516	4,199,724
Series 2020-3, Class MT, CMO, 2.00%, 5/25/2060	8,634,077	6,768,209
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA2, Class M2, CMO, 30 day USD SOFR Average + 1.80%, 6.16%, 8/25/2044 (a) (b)	18,000,000	18,083,324
Federal National Mortgage Association REMICS:
Series 2013-110, Class CO, PO, 0.00%, 12/25/2039	2,801,123	2,238,002
Series 2013-110, Class DO, PO, 0.00%, 11/25/2043	2,172,780	1,678,152
Security Description	Principal Amount	Value
Series 2017-90, Class WF, 30 day USD SOFR Average + 0.46%, 4.82%, 11/25/2047 (a)	$6,229,795	$6,107,726
Series 2018-91, Class PB, 4.00%, 12/25/2048	6,434,400	6,128,567
Series 2021-86, Class MA, 2.50%, 11/25/2047	9,015,948	8,270,338
Series 2021-9, Class CA, 2.00%, 3/25/2051	9,764,275	8,205,268
Series 2023-36, 2.50%, 10/25/2052	32,866,534	5,145,047
Series 2023-43, Class HO, PO, 0.00%, 8/25/2049	7,460,560	5,416,288
Federal National Mortgage Association-ACES Series 2022-M13, Class A1, 2.68%, 4/25/2032 (a)	18,567,572	17,715,500
First Horizon Alternative Mortgage Securities Trust:
Series 2007-FA4, Class 1A4, 6.25%, 8/25/2037	2,601,959	867,187
Series 2007-FA4, Class 1A7, 6.00%, 8/25/2037	1,821,672	582,846
GCAT Trust:
Series 2025-NQM3, Class A3, CMO, 5.96%, 5/25/2070 (b) (f)	2,884,238	2,894,619
Series 2025-NQM3, Class M1, CMO, VRN, 6.33%, 5/25/2070 (a) (b)	3,000,000	2,983,452
Government National Mortgage Association REMICS:
Series 2010-158, Class FA, 1 mo. USD Term SOFR + 0.56%, 4.70%, 12/20/2040 (a)	2,664,914	2,644,487
Series 2016-99, Class LA, 2.00%, 11/20/2043	7,882,396	6,833,103
Series 2018-91, Class FC, 1 mo. USD Term SOFR + 0.41%, 4.69%, 7/20/2048 (a)	2,274,807	2,206,105
Series 2019-6, Class LA, 3.50%, 12/20/2048	5,140,333	4,812,168
Series 2020-129, Class YI, 2.50%, 9/20/2050	8,902,220	1,369,187
Series 2020-181, Class QI, 3.00%, 12/20/2050	6,921,587	1,232,030
Series 2020-84, Class NT, 1.25%, 6/20/2050	3,804,286	2,973,262
Series 2021-139, Class IP, 3.00%, 8/20/2051	21,574,318	3,837,201
Series 2021-142, 3.00%, 8/20/2051	18,892,932	3,242,349
GS Mortgage Securities Trust Series 2015-GS1, Class AS, 4.04%, 11/10/2048 (a)	1,958,000	1,946,578

See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
GSR Mortgage Loan Trust:
Series 2006-OA1, Class 1A1, CMO, 1 mo. USD Term SOFR + 0.55%, 4.71%, 8/25/2046 (a)	$13,876,872	$2,887,090
Series 2007-AR1, Class 2A1, 4.24%, 3/25/2047 (a)	3,802,083	2,067,261
HOMES Trust Series 2023-NQM1, Class A1, 6.18%, 1/25/2068 (b) (f)	6,154,316	6,146,495
Incref LLC Series FL1, Class A, 1 mo. USD Term SOFR + 1.73%, 5.86%, 10/19/2042 (a) (b)	1,940,000	1,944,086
IndyMac IMJA Mortgage Loan Trust Series 2007-A4, Class A1, CMO, 6.25%, 2/25/2038	21,710,003	5,405,827
IndyMac INDX Mortgage Loan Trust Series 2006-AR3, Class 3A1B, CMO, 3.54%, 4/25/2036 (a)	1,020,067	972,067
Lehman XS Trust Series 2006-GP2, Class 1A4, 1 mo. USD Term SOFR + 0.77%, 4.93%, 6/25/2046 (a)	5,599,832	4,400,445
LoanCore Issuer LLC Series 2025-CRE8, Class A, 1 mo. USD Term SOFR + 1.39%, 5.53%, 8/17/2042 (a) (b)	2,080,000	2,080,687
Luminent Mortgage Trust Series 2007-1, Class 1A1, CMO, 1 mo. USD Term SOFR + 0.43%, 4.59%, 11/25/2036 (a)	5,775,064	5,255,510
MF1 LLC Series 2025-FL17, Class A, 1 mo. USD Term SOFR + 1.32%, 5.46%, 2/18/2040 (a) (b)	2,080,000	2,079,805
Morgan Stanley Capital I Trust Series 2024-NSTB, Class A, VRN, 3.90%, 9/24/2057 (a) (b)	1,825,301	1,837,049
Morgan Stanley Resecuritization Trust Series 2014-R7, Class B2, CMO, 4.16%, 1/26/2051 (a) (b)	15,192,800	14,541,829
OBX Trust:
Series 2024-NQM12, Class A1, 5.48%, 7/25/2064 (b) (f)	7,699,701	7,725,024
Series 2024-NQM13, Class A2, CMO, 5.37%, 6/25/2064 (b) (f)	2,076,059	2,079,825
Series 2024-NQM6, Class A1, 6.45%, 2/25/2064 (b) (f)	4,291,736	4,361,086
Security Description	Principal Amount	Value
Series 2024-NQM7, Class A1, 6.24%, 3/25/2064 (b) (f)	$3,379,351	$3,426,903
PRPM LLC:
Series 2024-5, Class A1, CMO, 5.69%, 9/25/2029 (b) (f)	18,365,451	18,359,042
Series 2024-7, Class A1, CMO, 5.87%, 11/25/2029 (b) (f)	4,605,698	4,584,438
Series 2024-8, Class A1, CMO, 5.90%, 12/25/2029 (b) (f)	17,490,130	17,463,161
Series 2025-3, Class A1, CMO, 6.26%, 5/25/2030 (b) (f)	19,565,131	20,001,962
Series 2025-4, Class A1, CMO, 6.18%, 6/25/2030 (b) (f)	14,559,850	14,638,182
RALI Trust:
Series 2005-QA7, Class A22, CMO, 5.37%, 7/25/2035 (a)	1,236,243	1,198,182
Series 2005-QS13, Class 2A4, 5.75%, 9/25/2035	2,439,222	2,042,607
RBSGC Mortgage Loan Trust Series 2007-A, Class 2A2, 6.00%, 1/25/2037	2,221,924	1,930,175
Residential Asset Securitization Trust Series 2005-A16, Class A3, 6.00%, 2/25/2036	3,039,450	1,079,424
Starwood Ltd. Series 2021-FL2, Class A, 1 mo. USD Term SOFR + 1.31%, 5.45%, 4/18/2038 (a) (b)	1,625,599	1,625,670
Structured Adjustable Rate Mortgage Loan Trust Series 2006-8, Class 4A3, CMO, 3.25%, 9/25/2036 (a)	80,584	71,874
Structured Asset Mortgage Investments II Trust:
Series 2004-AR3, Class M, CMO, 1 mo. USD Term SOFR + 0.79%, 4.92%, 7/19/2034 (a)	526,748	513,404
Series 2007-AR3, Class 1A3, 1 mo. USD Term SOFR + 0.53%, 4.69%, 9/25/2047 (a)	5,335,364	4,429,931
TBW Mortgage-Backed Trust Series 2006-6, Class A2B, 6.16%, 1/25/2037 (f)	10,022,463	2,334,720
UBS Commercial Mortgage Trust Series 2018-C8, Class C, 4.84%, 2/15/2051 (a)	1,969,000	1,815,060

See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Verus Securitization Trust:
Series 2022-3, Class A1, 4.13%, 2/25/2067 (b) (f)	$13,559,811	$13,045,217
Series 2023-3, Class A1, 5.93%, 3/25/2068 (b) (f)	2,816,908	2,822,455
Series 2023-4, Class A1, 5.81%, 5/25/2068 (b) (f)	5,503,825	5,519,409
Series 2024-9, Class A1, CMO, VRN, 5.44%, 11/25/2069 (a) (b)	7,136,686	7,179,284
Series 2025-4, Class A1, CMO, 5.45%, 5/25/2070 (b) (f)	23,474,724	23,639,287
WaMu Mortgage Pass-Through Certificates Trust Series 2006-AR14, Class 1A5, 4.21%, 11/25/2036 (a)	2,656,886	2,373,189
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust:
Series 2005-8, Class 2CB1, CMO, 5.50%, 10/25/2035	497,759	484,413
Series 2006-1, Class 4CB, 6.50%, 2/25/2036	4,053,998	3,260,594
Series 2006-5, Class 3A2, CMO, 6.50%, 7/25/2036 (f)	2,404,749	492,610
Series 2006-AR9, Class 2A, 1 yr. MTA + 0.84%, 4.99%, 11/25/2046 (a)	2,501,122	1,996,814
Series 2007-2, Class 1A3, CMO, 6.00%, 4/25/2037	3,220,311	2,633,945
Series 2007-HY1, Class A3A, CMO, 1 mo. USD Term SOFR + 0.57%, 4.73%, 2/25/2037 (a)	3,261,479	2,524,229
Wells Fargo Mortgage-Backed Securities Trust Series 2007-AR4, Class A1, CMO, 6.36%, 8/25/2037 (a)	490,530	478,916
TOTAL MORTGAGE-BACKED SECURITIES (Cost $507,599,495)		489,106,020
COMMERCIAL MORTGAGE BACKED SECURITIES — 2.6%
1345 Trust Series 2025-AOA, Class A, 1 mo. USD Term SOFR + 1.60%, 5.75%, 6/15/2042 (a) (b)	970,000	973,373
280 Park Avenue Mortgage Trust Series 2017-280P, Class A, 1 mo. USD Term SOFR + 1.18%, 5.40%, 9/15/2034 (a) (b)	1,390,000	1,378,496
Security Description	Principal Amount	Value
ARDN Mortgage Trust Series 2025-ARCP, Class A, 1 mo. USD Term SOFR + 1.75%, 5.90%, 6/15/2035 (a) (b)	$970,000	$972,425
Bank:
Series 2017-BNK4, Class XA, IO, 1.49%, 5/15/2050 (a)	23,576,484	313,027
Series 2017-BNK6, Class XA, IO, 0.90%, 7/15/2060 (a)	40,851,861	409,448
Series 2021-BN35, Class XA, IO, VRN, 1.13%, 6/15/2064 (a)	9,062,024	378,346
Bank5:
Series 2024-5YR8, Class XA, 1.13%, 8/15/2057 (a)	45,764,157	1,358,536
Series 2024-5YR9, Class A3, 5.61%, 8/15/2057	1,381,000	1,436,290
Series 2025-5YR15, Class AS, 5.76%, 7/15/2058	1,340,000	1,387,256
Bank5 Trust Series 2024-5YR6, Class A3, 6.23%, 5/15/2057	1,831,000	1,929,921
BBCMS Mortgage Trust:
Series 2025-5C37, Class A3, 5.02%, 9/15/2058	2,001,000	2,047,167
Series 2025-C32, Class XA, IO, VRN, 1.36%, 2/15/2062 (a)	16,035,191	1,307,106
Benchmark Mortgage Trust:
Series 2020-B19, Class XA, IO, VRN, 1.78%, 9/15/2053 (a)	17,115,068	859,109
Series 2021-B24, Class XA, IO, VRN, 1.25%, 3/15/2054 (a)	3,354,011	137,253
Series 2024-V8, Class A1, 5.51%, 7/15/2057	1,350,406	1,376,148
Series 2024-V8, Class A3, VRN, 6.19%, 7/15/2057 (a)	1,832,000	1,934,955
Series 2025-V15, Class AS, 6.17%, 6/15/2058	1,941,000	2,038,971
Series 2025-V16, Class A3, VRN, 5.44%, 8/15/2058 (a)	1,330,000	1,382,920
Series 2025-V17, Class A3, 5.07%, 9/15/2058	1,998,000	2,045,943
BFLD Trust:
Series 2025-EWEST, Class C, 1 mo. USD Term SOFR + 2.10%, 6.25%, 6/15/2042 (a) (b)	970,000	970,864

See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series 2025-FPM, Class A, VRN, 5.01%, 10/10/2030 (a) (b)	$1,000,000	$1,005,978
BMO Mortgage Trust:
Series 2024-5C6, Class A3, 5.32%, 9/15/2057	1,878,000	1,931,665
Series 2024-5C7, Class AS, VRN, 5.89%, 11/15/2057 (a)	1,288,000	1,333,010
Series 2025-5C12, Class AS, 5.56%, 10/15/2058 (d)	2,011,000	2,066,942
BRAVO Residential Funding Trust Series 2025-NQM9, Class M1, 6.03%, 9/25/2065 (a) (b)	11,477,000	11,457,827
BSTN Commercial Mortgage Trust Series 2025-HUB, Class A, 5.06%, 4/13/2041 (a) (b) (d)	1,010,000	1,010,000
BX Commercial Mortgage Trust:
Series 2021-VOLT, Class E, 1 mo. USD Term SOFR + 2.11%, 6.26%, 9/15/2036 (a) (b)	329,402	328,695
Series 2021-XL2, Class E, 1 mo. USD Term SOFR + 1.96%, 6.11%, 10/15/2038 (a) (b)	2,017,400	2,013,801
Series 2022-LP2, Class A, 1 mo. USD Term SOFR + 1.01%, 5.16%, 2/15/2039 (a) (b)	580,645	579,872
Series 2024-AIRC, Class A, 1 mo. USD Term SOFR + 1.69%, 5.84%, 8/15/2039 (a) (b)	1,104,710	1,107,390
Series 2025-BCAT, Class A, 1 mo. USD Term SOFR + 1.38%, 5.53%, 8/15/2042 (a) (b)	958,285	958,907
BX Trust:
Series 2019-OC11, Class E, 4.08%, 12/9/2041 (a) (b)	1,460,000	1,339,160
Series 2021-BXMF, Class D, 1 mo. USD Term SOFR + 1.94%, 6.09%, 10/15/2026 (a) (b)	258,568	258,334
BXP Trust:
Series 2017-GM, Class A, 3.38%, 6/13/2039 (b)	1,360,000	1,328,926
Series 2017-GM, Class B, VRN, 3.54%, 6/13/2039 (a) (b)	1,110,000	1,081,006
CD Mortgage Trust Series 2017-CD4, Class XA, IO, 1.37%, 5/10/2050 (a)	12,567,408	155,879
Security Description	Principal Amount	Value
CENT Trust Series 2025-CITY, Class A, VRN, 5.09%, 7/10/2040 (a) (b)	$1,323,000	$1,336,395
CFCRE Commercial Mortgage Trust Series 2016-C4, Class XA, IO, 1.69%, 5/10/2058 (a)	6,353,563	17,061
Citigroup Commercial Mortgage Trust:
Series 2015-GC27, Class D, 4.54%, 2/10/2048 (a) (b)	251,045	241,533
Series 2015-GC33, Class C, 4.54%, 9/10/2058 (a)	1,000,000	850,599
Series 2016-C1, Class A4, 3.21%, 5/10/2049	1,840,000	1,827,409
Series 2016-GC36, Class XA, IO, 1.34%, 2/10/2049 (a)	14,190,769	31,342
COMM Mortgage Trust:
Series 2013-CR12, Class XA, IO, 0.66%, 10/10/2046 (a)	1,906,277	12,384
Series 2015-CR26, Class XA, IO, 0.87%, 10/10/2048 (a)	1,896,461	74
Series 2015-DC1, Class XA, IO, 0.71%, 2/10/2048 (a)	585,631	2,318
Series 2016-DC2, Class XA, IO, 1.03%, 2/10/2049 (a)	9,694,140	7,891
CSAIL Commercial Mortgage Trust:
Series 2015-C4, Class XA, IO, 0.95%, 11/15/2048 (a)	2,272,706	89
Series 2017-CX10, Class XA, IO, 0.98%, 11/15/2050 (a)	46,499,706	582,225
Series 2019-C17, Class XA, IO, VRN, 1.46%, 9/15/2052 (a)	26,714,262	1,047,692
CSMC Trust:
Series 2021-B33, Class A1, 3.05%, 10/10/2043 (b)	558,461	531,742
Series 2021-B33, Class A2, 3.17%, 10/10/2043 (b)	1,410,000	1,204,585
Del Amo Fashion Center Trust Series 2017-AMO, Class A, 3.76%, 6/5/2035 (a) (b)	940,000	921,251
Extended Stay America Trust Series 2021-ESH, Class A, 1 mo. USD Term SOFR + 1.19%, 5.34%, 7/15/2038 (a) (b)	379,474	379,223
Grace Trust Series 2020-GRCE, Class D, VRN, 2.77%, 12/10/2040 (a) (b)	1,147,000	1,001,000

See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
GS Mortgage Securities Corp. Trust:
Series 2018-TWR, Class A, 1 mo. USD Term SOFR + 1.20%, 5.35%, 7/15/2031 (a) (b)	$283,000	$233,982
Series 2018-TWR, Class D, 1 mo. USD Term SOFR + 1.90%, 6.05%, 7/15/2031 (a) (b)	650,000	40,982
Series 2018-TWR, Class E, 1 mo. USD Term SOFR + 2.40%, 6.55%, 7/15/2031 (a) (b)	650,000	64,675
Series 2018-TWR, Class F, 1 mo. USD Term SOFR + 3.10%, 7.25%, 7/15/2031 (a) (b)	650,000	58,175
Series 2018-TWR, Class G, 1 mo. USD Term SOFR + 4.22%, 8.37%, 7/15/2031 (a) (b)	650,000	51,675
GS Mortgage Securities Trust:
Series 2014-GC24, Class XA, IO, 0.39%, 9/10/2047 (a)	1,804,178	5,142
Series 2015-GC34, Class A4, 3.51%, 10/10/2048	756,409	750,471
Series 2015-GC34, Class XA, IO, 1.13%, 10/10/2048 (a)	4,269,473	11,982
Series 2015-GS1, Class XA, IO, 0.64%, 11/10/2048 (a)	3,682,992	1,978
Series 2016-GS3, Class XA, IO, 1.28%, 10/10/2049 (a)	21,388,976	108,745
Series 2017-GS7, Class XA, IO, 1.17%, 8/10/2050 (a)	36,366,920	485,112
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2015-JP1, Class XA, IO, 0.98%, 1/15/2049 (a)	8,213,888	10,047
Series 2022-NLP, Class A, 1 mo. USD Term SOFR + 0.85%, 5.00%, 4/15/2037 (a) (b)	1,757,303	1,731,821
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C25, Class XA, IO, 0.61%, 11/15/2047 (a)	891,268	839
Series 2015-C30, Class XA, IO, 0.12%, 7/15/2048 (a)	2,845,285	111
JPMDB Commercial Mortgage Securities Trust Series 2016-C2, Class XA, IO, 1.62%, 6/15/2049 (a)	14,784,849	77,126
Security Description	Principal Amount	Value
LSTAR Commercial Mortgage Trust Series 2017-5, Class X, IO, 1.00%, 3/10/2050 (a) (b)	$31,554,594	$243,971
MAD Commercial Mortgage Trust Series 2025-11MD, Class C, VRN, 5.63%, 10/15/2042 (a) (b)	1,000,000	1,001,412
Manhattan West Mortgage Trust Series 2020-1MW, Class C, VRN, 2.41%, 9/10/2039 (a) (b)	1,300,000	1,234,707
MHC Trust Series 2021-MHC2, Class D, 1 mo. USD Term SOFR + 1.61%, 5.76%, 5/15/2038 (a) (b)	688,000	688,094
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2016-C28, Class XA, IO, 1.28%, 1/15/2049 (a)	14,443,642	26,718
Series 2016-C30, Class XA, IO, 1.38%, 9/15/2049 (a)	14,411,731	69,362
Series 2016-C31, Class C, 4.39%, 11/15/2049 (a)	1,835,000	1,599,989
Morgan Stanley Capital I Trust:
Series 2015-UBS8, Class XA, IO, 0.84%, 12/15/2048 (a)	12,305,436	9,058
Series 2016-UB12, Class XA, IO, 0.76%, 12/15/2049 (a)	42,702,800	196,811
Series 2016-UBS9, Class A4, 3.59%, 3/15/2049	913,000	908,710
Series 2019-L3, Class XA, IO, 0.71%, 11/15/2052 (a)	51,588,169	1,109,432
PRPM LLC Series 2025-6, Class A1, CMO, 5.77%, 8/25/2028 (b) (f)	1,828,736	1,838,302
ROCK Trust Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (b)	966,000	994,942
SFO Commercial Mortgage Trust Series 2021-555, Class A, 1 mo. USD Term SOFR + 1.26%, 5.41%, 5/15/2038 (a) (b)	1,390,000	1,378,189
SG Commercial Mortgage Securities Trust Series 2016-C5, Class B, 3.93%, 10/10/2048	450,000	434,285
SLG Office Trust Series 2021-OVA, Class E, 2.85%, 7/15/2041 (b)	1,450,000	1,226,572

See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
SREIT Trust:
Series 2021-MFP, Class D, 1 mo. USD Term SOFR + 1.69%, 5.84%, 11/15/2038 (a) (b)	$2,402,442	$2,396,589
Series 2021-MFP2, Class A, 1 mo. USD Term SOFR + 0.94%, 5.09%, 11/15/2036 (a) (b)	1,000,000	999,231
TCO Commercial Mortgage Trust Series 2024-DPM, Class C, 1 mo. USD Term SOFR + 1.99%, 6.14%, 12/15/2039 (a) (b)	1,380,000	1,383,281
UBS Commercial Mortgage Trust:
Series 2017-C1, Class XA, IO, 1.62%, 6/15/2050 (a)	14,376,285	233,424
Series 2017-C4, Class XA, IO, 1.23%, 10/15/2050 (a)	19,314,978	317,032
VEGAS Trust Series 2024-TI, Class A, 5.52%, 11/10/2039 (b)	647,000	656,360
Velocity Commercial Capital Loan Trust:
Series 2020-1, Class M3, VRN, 3.19%, 2/25/2050 (a) (b)	1,497,466	1,187,477
Series 2024-6, Class A, VRN, 5.81%, 12/25/2054 (a) (b)	5,213,470	5,248,392
Series 2025-3, Class A, VRN, 5.87%, 6/25/2055 (a) (b)	6,321,343	6,376,930
VRTX Trust Series 2025-HQ, Class A, VRN, 5.09%, 8/5/2042 (a) (b)	270,000	271,143
Waterfall Commercial Mortgage Trust Series 2015-SBC5, Class A, 4.10%, 9/14/2049 (a) (b)	206,349	203,944
Wells Fargo Commercial Mortgage Trust:
Series 2015-NXS2, Class XA, IO, 0.05%, 7/15/2058 (a)	1,430,570	56
Series 2015-P2, Class XA, IO, 0.97%, 12/15/2048 (a)	5,759,383	4,386
Series 2016-BNK1, Class XB, IO, VRN, 1.44%, 8/15/2049 (a)	19,849,000	191,616
Series 2016-C33, Class XA, IO, 1.70%, 3/15/2059 (a)	8,762,459	16,197
Series 2017-C38, Class XA, IO, 1.05%, 7/15/2050 (a)	31,915,647	343,724
Security Description	Principal Amount	Value
Series 2017-RC1, Class XA, IO, 1.54%, 1/15/2060 (a)	$14,714,735	$203,701
Series 2025-5C4, Class A3, 5.67%, 5/15/2058	1,875,000	1,964,119
WHARF Commercial Mortgage Trust Series 2025-DC, Class A, VRN, 5.53%, 7/15/2040 (a) (b)	1,000,000	1,025,307
Willowbrook Mall Series 2025-WBRK, Class A, 5.87%, 3/5/2035 (a) (b)	1,393,000	1,445,987
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $146,657,035)		103,652,072
	Shares
SHORT-TERM INVESTMENT — 2.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (i) (j) (Cost $82,062,460)	82,062,460	82,062,460
TOTAL INVESTMENTS — 99.6% (Cost $3,984,632,809)		3,893,165,063
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%		16,371,215
NET ASSETS — 100.0%		$3,909,536,278
(a)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 24.3% of net assets as of September 30, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2025, total aggregate fair value of the securities is $23,482, representing less than 0.05% of the Fund's net assets.
(d)	When-issued security.
(e)	Security is currently in default and/or issuer is in bankruptcy.
(f)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of September 30, 2025. Maturity date shown is the final maturity.
(g)	Non-income producing security.

See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

(h)	Position is unsettled. Contract rate was not determined at September 30, 2025 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(i)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(j)	The rate shown is the annualized seven-day yield at September 30, 2025.
*	Amount is less than 0.05% of net assets.
ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
IO	Interest Only
MTN	Medium Term Note
PIK	Payment in Kind
PO	Principal Only
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
VRN	Variable Rate Note
At September 30, 2025, the Fund had unfunded loan commitments of $78,425, which could be extended at the option of the borrowers, pursuant to the following loan agreements:
Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation/(Depreciation) ($)
Air Comm Corporation, LLC	15,924	15,973	49
GC Ferry Acquisition I, Inc.	11,667	11,569	(98)
Kaman Corp.	32,731	32,664	(67)
Savor Acquisition, Inc.	18,103	18,232	129
	$78,425	$78,438	$13

At September 30, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Yr. U.S. Treasury Ultra Futures (short)	(200)	12/19/2025	$(23,230,727)	$(23,015,625)	$215,102
2 Yr. U.S. Treasury Note Futures (long)	7,175	12/31/2025	1,494,880,305	1,495,258,793	378,488
5 Yr. U.S. Treasury Note Futures (long)	2,200	12/31/2025	240,308,778	240,229,688	(79,090)
U.S. Treasury Bond Futures (long)	2,795	12/19/2025	318,862,931	325,879,532	7,016,601
Ultra U.S. Treasury Bond Futures (long)	335	12/19/2025	39,159,103	40,220,937	1,061,834
					$8,592,935
See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$475,056,196	$23,482	$475,079,678
Asset-Backed Securities	—	442,182,324	—	442,182,324
Foreign Government Obligations	—	10,995,015	—	10,995,015
U.S. Government Agency Obligations	—	1,383,040,344	—	1,383,040,344
U.S. Treasury Obligations	—	869,322,236	—	869,322,236
Mortgage-Backed Securities	—	489,106,020	—	489,106,020
Commercial Mortgage Backed Securities	—	103,652,072	—	103,652,072
Common Stocks	—	—	0(a)	0
Senior Floating Rate Loans	—	37,724,914	0(a)	37,724,914
Short-Term Investment	82,062,460	—	—	82,062,460
TOTAL INVESTMENTS	$82,062,460	$3,811,079,121	$23,482	$3,893,165,063
OTHER FINANCIAL INSTRUMENTS:
Unfunded Loans - Unrealized Appreciation	$—	$178	$—	$178
Unfunded Loans - Unrealized Depreciation	—	(165)	—	(165)
Futures Contracts - Unrealized Appreciation	8,672,025	—	—	8,672,025
Futures Contracts - Unrealized Depreciation	(79,090)	—	—	(79,090)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$8,592,935	$13	$—	$8,592,948
(a)	The Fund held Level 3 securities that were valued at $0 at September 30, 2025.

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	151,157,708	$151,157,708	$195,625,417	$264,720,665	$—	$—	82,062,460	$82,062,460	$560,471
See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE EMERGING MARKETS FIXED INCOME ETF
Schedule of Investments
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 81.0%
AUSTRALIA — 1.6%
AngloGold Ashanti Holdings PLC 3.38%, 11/1/2028	$1,700,000	$1,649,068
BRAZIL — 10.6%
Acu Petroleo Luxembourg SARL 7.50%, 7/13/2035	972,614	990,063
Banco do Brasil SA 10 yr. CMT + 4.40%, 8.75%, 10/15/2025 (a)	1,700,000	1,700,901
Braskem Netherlands Finance BV 7.25%, 2/13/2033	500,000	193,340
Cosan Overseas Ltd. 8.25%, 11/5/2025	300,000	300,380
CSN Resources SA 5.88%, 4/8/2032	400,000	340,340
Guara Norte SARL 5.20%, 6/15/2034	1,928,408	1,890,129
Minerva Luxembourg SA 8.88%, 9/13/2033	200,000	219,572
Movida Europe SA 7.85%, 4/11/2029	400,000	381,256
MV24 Capital BV 6.75%, 6/1/2034	585,856	581,526
NBM U.S. Holdings, Inc. 6.63%, 8/6/2029	500,000	506,685
Nexa Resources SA 6.50%, 1/18/2028	500,000	512,005
Prumo Participacoes e Investimentos SA 7.50%, 12/31/2031	878,063	894,834
Raizen Fuels Finance SA 5.70%, 1/17/2035	2,000,000	1,833,680
Simpar Europe SA 5.20%, 1/26/2031	600,000	499,824
Unigel Luxembourg SA:
11.00%, 12/31/2028 (b)	132,978	22,059
13.50%, 12/31/2027 (b)	53,170	40,151
Yinson Bergenia Production BV 8.50%, 1/31/2045 (b)	200,000	214,960
		11,121,705
CHILE — 11.1%
CAP SA 3.90%, 4/27/2031 (b)	2,100,000	1,717,737
Cencosud SA 4.38%, 7/17/2027	1,600,000	1,602,704
Chile Electricity Lux MPC II SARL 5.67%, 10/20/2035 (b)	2,300,000	2,372,220
Chile Electricity Lux MPC SARL 6.01%, 1/20/2033	1,790,000	1,877,835
Chile Electricity PEC SpA Zero Coupon, 1/25/2028 (b)	1,678,777	1,513,149
Corp. Nacional del Cobre de Chile 3.00%, 9/30/2029	400,000	377,920
Empresa Electrica Angamos SA 4.88%, 5/25/2029	69,500	62,692
Empresa Electrica Cochrane SpA 5.50%, 5/14/2027	558,540	554,965
Security Description	Principal Amount	Value
GNL Quintero SA 4.63%, 7/31/2029	$1,600,720	$1,604,674
		11,683,896
COLOMBIA — 5.7%
AL Candelaria -spain- SA:
5.75%, 6/15/2033 (b)	1,975,000	1,786,506
7.50%, 12/15/2028	162,499	164,467
Aris Mining Corp. 8.00%, 10/31/2029 (b)	200,000	207,610
Banco Davivienda SA 5 yr. CMT + 4.59%, 8.13%, 7/2/2035 (a) (b)	200,000	208,186
Banco de Bogota SA 6.25%, 5/12/2026	400,000	402,968
Banco GNB Sudameris SA 5 yr. CMT + 6.66%, 7.50%, 4/16/2031 (a)	150,000	149,748
Bancolombia SA 5 yr. CMT + 4.32%, 8.63%, 12/24/2034 (a)	200,000	216,104
Canacol Energy Ltd. 5.75%, 11/24/2028	1,100,000	380,391
Ecopetrol SA:
4.63%, 11/2/2031	1,500,000	1,343,985
5.88%, 5/28/2045	100,000	76,739
5.88%, 11/2/2051	250,000	184,830
Empresas Publicas de Medellin ESP 4.38%, 2/15/2031	800,000	741,136
Fideicomiso PA Pacifico Tres 8.25%, 1/15/2035	160,900	169,750
		6,032,420
GUATEMALA — 0.5%
Banco Industrial SA 5 yr. CMT + 4.44%, 4.88%, 1/29/2031 (a)	550,000	547,519
INDIA — 12.0%
Adani Electricity Mumbai Ltd.:
3.87%, 7/22/2031	1,100,000	1,008,927
3.95%, 2/12/2030	1,011,000	950,065
Adani International Container Terminal Pvt Ltd. 3.00%, 2/16/2031 (b)	1,453,500	1,336,038
Adani Ports & Special Economic Zone Ltd.:
3.10%, 2/2/2031	1,000,000	889,970
4.38%, 7/3/2029	1,000,000	975,600
Adani Renewable Energy RJ Ltd./Kodangal Solar Parks Pvt Ltd./Wardha Solar Maharashtra 4.63%, 10/15/2039	250,500	213,534
Adani Transmission Step-One Ltd.:
4.00%, 8/3/2026	700,000	693,339
4.25%, 5/21/2036	1,285,750	1,165,901

See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE EMERGING MARKETS FIXED INCOME ETF
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
BPRL International Singapore Pte. Ltd. Series EMTN, 4.38%, 1/18/2027	$1,600,000	$1,598,976
JSW Hydro Energy Ltd. 4.13%, 5/18/2031	426,000	402,932
ONGC Videsh Vankorneft Pte. Ltd. 3.75%, 7/27/2026	1,934,000	1,923,266
Reliance Industries Ltd. 3.67%, 11/30/2027	500,000	493,965
Wipro IT Services LLC 1.50%, 6/23/2026	1,000,000	979,450
		12,631,963
INDONESIA — 4.6%
Freeport Indonesia PT 4.76%, 4/14/2027	1,100,000	1,102,772
Pertamina Persero PT 1.40%, 2/9/2026	2,300,000	2,271,664
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 4.13%, 5/15/2027	1,500,000	1,494,885
		4,869,321
JAMAICA — 0.0% *
Digicel Group Holdings Ltd. Series 2B, Zero Coupon, 12/31/2030 (b) (c)	87,242	1,436
KUWAIT — 0.2%
EQUATE Petrochemical Co. KSC 4.25%, 11/3/2026	200,000	199,312
MEXICO — 10.2%
Banco Mercantil del Norte SA 10 yr. CMT + 5.47%, 7.50%, 6/27/2029 (a)	200,000	204,234
Banco Nacional de Comercio Exterior SNC 5.88%, 5/7/2030 (b)	500,000	517,400
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico 5 yr. CMT + 4.31%, 5.88%, 9/13/2034 (a)	1,200,000	1,203,852
Braskem Idesa SAPI 6.99%, 2/20/2032	600,000	355,410
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.88%, 2/15/2039 (b)	497,456	537,934
Cemex SAB de CV 5 yr. CMT + 4.53%, 5.13%, 6/8/2026 (a)	400,000	398,752
Cometa Energia SA de CV 6.38%, 4/24/2035	606,400	632,263
Comision Federal de Electricidad:
3.35%, 2/9/2031	900,000	811,665
6.45%, 1/24/2035 (b)	600,000	611,556
Fermaca Enterprises S de Real de CV 6.38%, 3/30/2038	883,192	889,383
Security Description	Principal Amount	Value
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.25%, 1/31/2041 (b)	1,287,659	$1,376,096
Mexarrend SAPI de CV 10.25%, 7/24/2024 (b) (d)	$300,000	1,890
Mexico Generadora de Energia S de Real 5.50%, 12/6/2032	1,792,792	1,826,299
Saavi Energia SARL 8.88%, 2/10/2035 (b)	300,000	323,109
Tierra Mojada Luxembourg II SARL 5.75%, 12/1/2040	1,098,862	1,075,896
		10,765,739
MOROCCO — 1.5%
OCP SA 6.75%, 5/2/2034	1,400,000	1,521,654
NETHERLANDS — 0.0% *
Unigel Netherlands Holding Corp. BV 15.00%, 12/31/2044	131,402	1,656
PARAGUAY — 4.2%
Banco Continental SAECA 2.75%, 12/10/2025	1,550,000	1,543,366
Bioceanico Sovereign Certificate Ltd. Zero Coupon, 6/5/2034	1,331,875	1,083,320
Frigorifico Concepcion SA 7.70%, 7/21/2028	200,000	150,256
Rutas 2 & 7 Finance Ltd. Zero Coupon, 9/30/2036	2,126,666	1,608,823
		4,385,765
PERU — 10.5%
Banco de Credito del Peru SA 5 yr. CMT + 2.45%, 3.25%, 9/30/2031 (a)	1,950,000	1,914,003
Banco Internacional del Peru SAA Interbank 5 yr. CMT + 2.07%, 6.40%, 4/30/2035 (a) (b)	500,000	518,400
Fenix Power Peru SA 4.32%, 9/20/2027	782,294	774,714
InRetail Consumer 3.25%, 3/22/2028	1,300,000	1,262,027
InRetail Shopping Malls 5.75%, 4/3/2028	1,250,000	1,249,600
Intercorp Financial Services, Inc. 4.13%, 10/19/2027	1,000,000	992,030
Intercorp Peru Ltd. 3.88%, 8/15/2029	400,000	388,188
Lima Metro Line 2 Finance Ltd.:
4.35%, 4/5/2036	779,037	751,864
5.88%, 7/5/2034	1,437,226	1,485,086
Minsur SA 4.50%, 10/28/2031	1,100,000	1,053,426
Peru LNG SRL 5.38%, 3/22/2030	150,020	144,007

See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE EMERGING MARKETS FIXED INCOME ETF
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Scotiabank Peru SAA 1 yr. CMT + 2.31%, 6.10%, 10/1/2035 (a) (b)	$500,000	$520,425
		11,053,770
SINGAPORE — 5.7%
DBS Group Holdings Ltd. Series GMTN, 5 yr. CMT + 1.10%, 1.82%, 3/10/2031 (a)	2,250,000	2,223,490
Oversea-Chinese Banking Corp. Ltd. 5 yr. CMT + 1.58%, 4.60%, 6/15/2032 (a)	1,500,000	1,505,419
United Overseas Bank Ltd.:
5 yr. CMT + 1.23%, 2.00%, 10/14/2031 (a)	1,200,000	1,170,636
Series GMTN, 5 yr. CMT + 1.52%, 1.75%, 3/16/2031 (a)	1,100,000	1,086,688
		5,986,233
SOUTH AFRICA — 1.0%
Gold Fields Orogen Holdings BVI Ltd. 6.13%, 5/15/2029	1,000,000	1,048,141
UNITED ARAB EMIRATES — 0.5%
Galaxy Pipeline Assets Bidco Ltd. 2.94%, 9/30/2040	606,466	514,949
UNITED STATES — 0.8%
Freeport-McMoRan, Inc. 4.38%, 8/1/2028	700,000	698,789
GCC SAB de CV 3.61%, 4/20/2032	200,000	182,038
		880,827
VIETNAM — 0.3%
Mong Duong Finance Holdings BV 5.13%, 5/7/2029	338,800	334,968
TOTAL CORPORATE BONDS & NOTES (Cost $84,450,886)		85,230,342
FOREIGN GOVERNMENT OBLIGATIONS — 5.7%
COLOMBIA — 1.2%
Colombia Government International Bonds:
4.13%, 5/15/2051	950,000	619,319
5.00%, 6/15/2045	900,000	677,216
		1,296,535
DOMINICAN REPUBLIC — 0.3%
Dominican Republic International Bonds 5.95%, 1/25/2027	276,000	280,840
GUATEMALA — 0.2%
Guatemala Government Bonds 4.50%, 5/3/2026	200,000	199,324
Security Description	Principal Amount	Value
MEXICO — 2.7%
Mexico Government International Bonds:
4.40%, 2/12/2052	$1,100,000	$823,421
4.50%, 4/22/2029	1,200,000	1,204,384
6.34%, 5/4/2053	800,000	779,539
		2,807,344
MOROCCO — 0.2%
Morocco Government International Bonds 5.95%, 3/8/2028	200,000	207,140
PARAGUAY — 1.1%
Paraguay Government International Bonds 4.70%, 3/27/2027	1,200,000	1,208,645
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $6,766,712)		5,999,828
	Shares
COMMON STOCKS — 0.0%
NETHERLANDS — 0.0%
Stichting Administratiekantoor (c) (e) (Cost $0)	485	—
SHORT-TERM INVESTMENT — 11.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (f) (g) (Cost $12,432,654)	12,432,654	12,432,654
TOTAL INVESTMENTS — 98.5% (Cost $103,650,252)		103,662,824
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.5%		1,528,638
NET ASSETS — 100.0%		$105,191,462
(a)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 9.2% of net assets as of September 30, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2025, total aggregate fair value of the securities is $1,436, representing less than 0.05% of the Fund's net assets.
(d)	Security is currently in default and/or issuer is in bankruptcy.

See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE EMERGING MARKETS FIXED INCOME ETF
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

(e)	Non-income producing security.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2025.
*	Amount is less than 0.05% of net assets.
CMT	Constant Maturity Treasury
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$85,228,906	$1,436	$85,230,342
Foreign Government Obligations	—	5,999,828	—	5,999,828
Common Stocks	—	—	0(a)	0
Short-Term Investment	12,432,654	—	—	12,432,654
TOTAL INVESTMENTS	$12,432,654	$91,228,734	$1,436	$103,662,824
(a)	The Fund held a Level 3 security that was valued at $0 at September 30, 2025.

Industry Breakdown as of September 30, 2025

% of Net Assets
Electric	20.1%
Banks	15.2
Oil & Gas	9.9
Mining	6.3
Commercial Services	6.0
Pipelines	5.8
Foreign Government Obligations	5.7
Transportation	3.4
Chemicals	2.2
Food	2.2
Iron/Steel	2.0
Oil & Gas Services	1.8
Retail	1.2
Real Estate	1.2
Engineering & Construction	1.0
Diversified Financial Services	0.9
IT Services	0.9
Construction Materials	0.6
Energy-Alternate Sources	0.2
Agriculture	0.1
Investment Company Securities	0.0*
Telecommunications	0.0*
Financials	0.0*
Short-Term Investment	11.8
Other Assets in Excess of Liabilities	1.5
TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE EMERGING MARKETS FIXED INCOME ETF
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,392,157	$3,392,157	$20,181,980	$11,141,483	$—	$—	12,432,654	$12,432,654	$18,166
See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 19.1%
AEROSPACE & DEFENSE — 0.2%
Northrop Grumman Corp. 4.65%, 7/15/2030	$607,000	$617,538
AGRICULTURE — 0.3%
Altria Group, Inc.:
4.50%, 8/6/2030	165,000	165,556
6.20%, 11/1/2028	88,000	92,931
BAT Capital Corp. 4.91%, 4/2/2030	23,000	23,437
BAT International Finance PLC 5.93%, 2/2/2029	258,000	270,959
Bunge Ltd. Finance Corp. 4.20%, 9/17/2029	271,000	270,203
		823,086
AIRLINES — 0.2%
Delta Air Lines, Inc. 4.95%, 7/10/2028	562,000	568,789
AUTO MANUFACTURERS — 0.1%
Hyundai Capital America 4.55%, 9/26/2029 (a)	399,000	399,355
BANKS — 2.6%
Bank of America Corp.:
Series MTN, 3 mo. USD Term SOFR + 1.32%, 3.56%, 4/23/2027 (b)	187,000	186,231
SOFR + 0.83%, 4.98%, 1/24/2029 (b)	551,000	561,309
Canadian Imperial Bank of Commerce:
SOFR + 0.60%, 4.24%, 9/8/2028 (b)	852,000	853,559
SOFR + 1.11%, 5.25%, 1/13/2031 (b)	277,000	285,831
Citigroup, Inc.:
SOFR + 1.34%, 4.54%, 9/19/2030 (b)	697,000	700,241
SOFR + 0.87%, 4.79%, 3/4/2029 (b)	329,000	333,214
Goldman Sachs Bank USA SOFR + 0.77%, 4.93%, 3/18/2027 (b)	369,000	369,790
JPMorgan Chase & Co.:
SOFR + 0.80%, 4.92%, 1/24/2029 (b)	442,000	449,938
SOFR + 0.92%, 5.23%, 4/22/2028 (b)	781,000	785,132
M&T Bank Corp. Series MTN, SOFR + 0.93%, 4.83%, 1/16/2029 (b)	169,000	171,006
Royal Bank of Canada Series GMTN, SOFR + 0.86%, 5.17%, 10/18/2028 (b)	493,000	494,302
Security Description	Principal Amount	Value
Santander Holdings USA, Inc. SOFR + 1.61%, 5.47%, 3/20/2029 (b)	$357,000	$363,987
Truist Financial Corp. Series MTN, SOFR + 2.45%, 7.16%, 10/30/2029 (b)	917,000	993,349
Wells Fargo & Co.:
Series MTN, SOFR + 1.07%, 5.38%, 4/22/2028 (b)	527,000	530,062
SOFR + 1.79%, 6.30%, 10/23/2029 (b)	265,000	280,730
		7,358,681
BIOTECHNOLOGY — 0.3%
Biogen, Inc. 5.05%, 1/15/2031	559,000	574,350
Illumina, Inc. 4.65%, 9/9/2026	229,000	230,035
		804,385
CHEMICALS — 0.1%
Sherwin-Williams Co.:
4.30%, 8/15/2028	276,000	277,413
4.55%, 3/1/2028	122,000	123,238
		400,651
COMMERCIAL SERVICES — 1.0%
Element Fleet Management Corp. 5.04%, 3/25/2030 (a)	1,091,000	1,111,925
Equifax, Inc. 4.80%, 9/15/2029	376,000	382,219
Global Payments, Inc. 5.30%, 8/15/2029	127,000	129,894
PayPal Holdings, Inc. 4.45%, 3/6/2028	186,000	188,013
Quanta Services, Inc.:
4.50%, 1/15/2031	277,000	276,986
4.75%, 8/9/2027	330,000	333,759
Verisk Analytics, Inc. 4.50%, 8/15/2030	299,000	300,005
		2,722,801
COMPUTERS — 0.1%
Kyndryl Holdings, Inc. 2.05%, 10/15/2026	243,000	237,302
CONSTRUCTION MATERIALS — 0.1%
Amrize Finance U.S. LLC 4.70%, 4/7/2028 (a)	315,000	318,745
DIVERSIFIED FINANCIAL SERVICES — 1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 5.75%, 6/6/2028	371,000	384,308
American Express Co. SOFR + 1.26%, 4.73%, 4/25/2029 (b)	904,000	917,858

See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Aviation Capital Group LLC:
4.80%, 10/24/2030 (a)	$682,000	$681,154
6.25%, 4/15/2028 (a)	84,000	87,513
Avolon Holdings Funding Ltd.:
5.38%, 5/30/2030 (a)	629,000	645,140
6.38%, 5/4/2028 (a)	256,000	267,118
LPL Holdings, Inc. 4.63%, 11/15/2027 (a)	382,000	381,561
		3,364,652
ELECTRIC — 2.4%
American Electric Power Co., Inc. 5.20%, 1/15/2029	733,000	755,862
Black Hills Corp. 4.55%, 1/31/2031 (c)	230,000	230,154
CenterPoint Energy, Inc. 5.40%, 6/1/2029	167,000	172,825
Dominion Energy, Inc. 5.00%, 6/15/2030	325,000	333,239
DTE Energy Co. 5.20%, 4/1/2030	328,000	338,037
Evergy Kansas Central, Inc. 4.70%, 3/13/2028	556,000	562,294
Exelon Corp. 5.15%, 3/15/2029	337,000	346,611
FirstEnergy Transmission LLC 4.55%, 1/15/2030	10,000	10,063
Interstate Power & Light Co. 3.60%, 4/1/2029	1,066,000	1,043,998
National Rural Utilities Cooperative Finance Corp.:
Series D, 4.15%, 8/25/2028	579,000	580,517
4.75%, 2/7/2028	415,000	421,163
NextEra Energy Capital Holdings, Inc. 4.69%, 9/1/2027	620,000	626,888
Niagara Mohawk Power Corp. 4.65%, 10/3/2030 (a)	564,000	566,933
Pinnacle West Capital Corp. 4.90%, 5/15/2028	147,000	149,339
Public Service Enterprise Group, Inc. 5.88%, 10/15/2028	528,000	552,895
Southern Power Co. Series A, 4.25%, 10/1/2030	229,000	227,585
		6,918,403
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Molex Electronic Technologies LLC 4.75%, 4/30/2028 (a)	333,000	336,177
ELECTRONICS — 0.2%
Arrow Electronics, Inc. 5.15%, 8/21/2029	429,000	439,159
Security Description	Principal Amount	Value
ENGINEERING & CONSTRUCTION — 0.5%
Jacobs Engineering Group, Inc. 6.35%, 8/18/2028	$884,000	$933,318
MasTec, Inc. 4.50%, 8/15/2028 (a)	579,000	577,472
		1,510,790
ENVIRONMENTAL CONTROL — 0.4%
Republic Services, Inc. 4.75%, 7/15/2030	555,000	568,459
Veralto Corp. 5.50%, 9/18/2026	590,000	597,092
		1,165,551
FOOD — 0.3%
Mars, Inc. 4.80%, 3/1/2030 (a)	649,000	661,292
Sysco Corp. 5.10%, 9/23/2030	281,000	289,745
		951,037
GAS — 0.3%
National Fuel Gas Co. 5.50%, 3/15/2030	266,000	274,967
NiSource, Inc. 5.20%, 7/1/2029	547,000	564,214
Southern Co. Gas Capital Corp. Series A, 4.05%, 9/15/2028	92,000	91,901
		931,082
HEALTH CARE PRODUCTS — 0.5%
Agilent Technologies, Inc. 4.20%, 9/9/2027	25,000	25,037
Edwards Lifesciences Corp. 4.30%, 6/15/2028	297,000	297,971
GE HealthCare Technologies, Inc. 4.80%, 8/14/2029	739,000	753,662
Zimmer Biomet Holdings, Inc.:
4.70%, 2/19/2027	101,000	101,795
5.05%, 2/19/2030	310,000	318,798
		1,497,263
HEALTH CARE SERVICES — 0.4%
Elevance Health, Inc. 5.15%, 6/15/2029	353,000	363,234
Laboratory Corp. of America Holdings 4.35%, 4/1/2030	383,000	383,153
Quest Diagnostics, Inc. 4.20%, 6/30/2029	313,000	313,269
		1,059,656
HOME BUILDERS — 0.1%
Meritage Homes Corp.:
3.88%, 4/15/2029 (a)	29,000	28,239
5.13%, 6/6/2027	264,000	266,381
		294,620

See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
HOUSEHOLD PRODUCTS & WARES — 0.0% *
Avery Dennison Corp. 4.88%, 12/6/2028	$55,000	$56,087
INSURANCE — 0.8%
American International Group, Inc. 4.85%, 5/7/2030	304,000	311,129
American National Group, Inc. 5.75%, 10/1/2029	187,000	193,412
Athene Global Funding:
4.72%, 10/8/2029 (a)	372,000	374,898
5.03%, 7/17/2030 (a)	642,000	651,932
Brown & Brown, Inc.:
4.50%, 3/15/2029	82,000	82,249
4.70%, 6/23/2028	81,000	81,821
CNA Financial Corp. 3.90%, 5/1/2029	88,000	86,882
Corebridge Global Funding 5.75%, 7/2/2026 (a)	345,000	348,974
New York Life Global Funding:
SOFR + 0.48%, 4.67%, 6/9/2026 (a) (b)	28,000	28,034
4.70%, 1/29/2029 (a)	38,000	38,727
Pacific Life Global Funding II SOFR + 0.62%, 4.82%, 6/4/2026 (a) (b)	25,000	25,039
		2,223,097
INTERNET — 0.2%
AppLovin Corp. 5.13%, 12/1/2029	338,000	345,720
Uber Technologies, Inc. 4.15%, 1/15/2031	300,000	297,279
		642,999
IT SERVICES — 0.6%
Dell International LLC/EMC Corp. 4.35%, 2/1/2030	572,000	570,610
Hewlett Packard Enterprise Co.:
4.05%, 9/15/2027	486,000	485,247
4.55%, 10/15/2029	740,000	743,426
		1,799,283
LODGING — 0.1%
Marriott International, Inc. 4.80%, 3/15/2030	371,000	377,422
MINING — 0.1%
Rio Tinto Finance USA PLC 4.88%, 3/14/2030	386,000	395,472
OIL & GAS — 0.0% *
Coterra Energy, Inc.:
3.90%, 5/15/2027	29,000	28,820
4.38%, 3/15/2029	18,000	17,962
Security Description	Principal Amount	Value
Devon Energy Corp. 5.25%, 10/15/2027	$81,000	$81,026
		127,808
PACKAGING & CONTAINERS — 0.1%
Sonoco Products Co. 4.45%, 9/1/2026	215,000	215,353
PHARMACEUTICALS — 0.3%
AbbVie, Inc. 4.88%, 3/15/2030	213,000	219,254
Cardinal Health, Inc. 5.13%, 2/15/2029	268,000	275,573
Merck Sharp & Dohme Corp. 5.95%, 12/1/2028	329,000	349,069
		843,896
PIPELINES — 1.9%
Boardwalk Pipelines LP 4.45%, 7/15/2027	180,000	180,407
Cheniere Energy Partners LP 4.50%, 10/1/2029	558,000	556,532
DCP Midstream Operating LP 5.13%, 5/15/2029	74,000	75,701
Enbridge, Inc. 6.00%, 11/15/2028	141,000	148,304
Energy Transfer LP 6.05%, 12/1/2026	633,000	644,913
Kinder Morgan, Inc. 5.00%, 2/1/2029	260,000	265,918
MPLX LP 4.80%, 2/15/2029	557,000	564,731
NGPL PipeCo LLC 4.88%, 8/15/2027 (a)	427,000	428,016
ONEOK, Inc.:
4.40%, 10/15/2029	272,000	271,888
5.38%, 6/1/2029	557,000	573,454
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.50%, 3/1/2030	399,000	405,983
6.88%, 1/15/2029	400,000	407,476
Western Midstream Operating LP:
4.05%, 2/1/2030	343,000	334,504
6.35%, 1/15/2029	53,000	55,780
Williams Cos., Inc. 4.80%, 11/15/2029	388,000	394,743
		5,308,350
REAL ESTATE INVESTMENT TRUSTS — 1.3%
American Homes 4 Rent LP 4.25%, 2/15/2028	186,000	185,663
American Tower Corp. 4.90%, 3/15/2030	1,088,000	1,109,455
CubeSmart LP 4.38%, 2/15/2029	177,000	177,064
Extra Space Storage LP 5.50%, 7/1/2030	1,093,000	1,140,097

See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Omega Healthcare Investors, Inc. 4.75%, 1/15/2028	$246,000	$248,074
VICI Properties LP/VICI Note Co., Inc. 4.25%, 12/1/2026 (a)	783,000	780,033
		3,640,386
RETAIL — 0.2%
Darden Restaurants, Inc. 4.35%, 10/15/2027	156,000	156,688
Genuine Parts Co. 4.95%, 8/15/2029	519,000	528,809
		685,497
SEMICONDUCTORS — 0.6%
Broadcom, Inc.:
3.15%, 11/15/2025	486,000	485,042
4.35%, 2/15/2030	228,000	229,163
Marvell Technology, Inc.:
4.75%, 7/15/2030	286,000	289,727
5.75%, 2/15/2029	213,000	222,172
NXP BV/NXP Funding LLC/NXP USA, Inc. 4.30%, 8/19/2028	418,000	418,648
		1,644,752
SOFTWARE — 0.8%
Atlassian Corp. 5.25%, 5/15/2029	260,000	267,366
Fiserv, Inc. 4.75%, 3/15/2030	886,000	898,395
Oracle Corp.:
4.45%, 9/26/2030	164,000	163,948
5.80%, 11/10/2025	550,000	550,731
Paychex, Inc. 5.10%, 4/15/2030	156,000	160,474
Roper Technologies, Inc. 4.25%, 9/15/2028	167,000	167,755
		2,208,669
TRANSPORTATION — 0.3%
Canadian Pacific Railway Co. 4.80%, 3/30/2030	651,000	666,051
Ryder System, Inc.:
Series GMTN, 4.95%, 9/1/2029	75,000	76,751
Series MTN, 5.25%, 6/1/2028	15,000	15,402
		758,204
TRUCKING & LEASING — 0.3%
GATX Corp.:
4.00%, 6/30/2030	14,000	13,764
4.70%, 4/1/2029	277,000	280,335
Penske Truck Leasing Co. LP/PTL Finance Corp. 5.25%, 2/1/2030 (a)	563,000	580,678
		874,777
Security Description	Principal Amount	Value
WATER — 0.1%
Essential Utilities, Inc.:
3.57%, 5/1/2029	$10,000	$9,738
4.80%, 8/15/2027	221,000	223,497
		233,235
TOTAL CORPORATE BONDS & NOTES (Cost $53,985,572)		54,755,010
ASSET-BACKED SECURITIES — 18.9%
AUTOMOBILE — 1.3%
Carvana Auto Receivables Trust Series 2024-P3, Class A4, 4.31%, 9/10/2030	300,000	300,401
Chase Auto Owner Trust Series 2024-5A, Class A4, 4.15%, 3/25/2030 (a)	525,000	526,339
Exeter Automobile Receivables Trust Series 2024-5A, Class A3, 4.45%, 3/15/2028	640,323	640,651
Exeter Select Automobile Receivables Trust Series 2025-1, Class A2, 4.83%, 10/16/2028	826,084	828,605
GLS Auto Receivables Issuer Trust Series 2025-1A, Class C, 5.07%, 11/15/2030 (a)	550,000	557,349
Research-Driven Pagaya Motor Asset Trust Series 2025-1A, Class A, 5.04%, 6/27/2033 (a)	632,675	636,301
SCCU Auto Receivables Trust Series 2024-1A, Class A2, 5.45%, 12/15/2027 (a)	131,234	131,478
		3,621,124
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.3%
ACREC Ltd. Series 2021-FL1, Class A, 1 mo. USD Term SOFR + 1.26%, 5.40%, 10/16/2036 (a) (b)	148,778	148,780
Arbor Realty Commercial Real Estate Notes Ltd. Series 2022-FL1, Class A, 30 day USD SOFR Average + 1.45%, 5.82%, 1/15/2037 (a) (b)	173,133	173,139
BDS LLC:
Series 2024-FL13, Class A, 1 mo. USD Term SOFR + 1.58%, 5.71%, 9/19/2039 (a) (b)	300,000	301,017

See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series 2022-FL11, Class ATS, 1 mo. USD Term SOFR + 1.80%, 5.93%, 3/19/2039 (a) (b)	$292,273	$292,243
BDS Ltd. Series 2021-FL9, Class A, 1 mo. USD Term SOFR + 1.18%, 5.32%, 11/16/2038 (a) (b)	16,202	16,194
BRSP Ltd. Series 2021-FL1, Class A, 1 mo. USD Term SOFR + 1.26%, 5.40%, 8/19/2038 (a) (b)	139,548	139,194
BSPRT Issuer Ltd.:
Series 2021-FL7, Class A, 1 mo. USD Term SOFR + 1.43%, 5.58%, 12/15/2038 (a) (b)	38,586	38,588
Series 2022-FL8, Class A, 30 day USD SOFR Average + 1.50%, 5.87%, 2/15/2037 (a) (b)	97,555	97,622
FS Rialto Issuer LLC:
Series 2021-FL3, Class A, 1 mo. USD Term SOFR + 1.36%, 5.51%, 11/16/2036 (a) (b)	144,716	144,545
Series 2022-FL4, Class AS, 30 day USD SOFR Average + 2.40%, 6.79%, 1/19/2039 (a) (b)	250,000	250,174
Series 2021-FL2, Class A, 1 mo. USD Term SOFR + 1.33%, 5.48%, 5/16/2038 (a) (b)	156,092	156,001
Greystone CRE Notes Ltd. Series 2021-FL3, Class A, 1 mo. USD Term SOFR + 1.13%, 5.28%, 7/15/2039 (a) (b)	23,691	23,680
KREF Ltd.:
Series 2021-FL2, Class AS, 1 mo. USD Term SOFR + 1.41%, 5.56%, 2/15/2039 (a) (b)	250,000	248,408
Series 2022-FL3, Class A, 1 mo. USD Term SOFR + 1.45%, 5.58%, 2/17/2039 (a) (b)	111,578	111,585
Series 2021-FL2, Class A, 1 mo. USD Term SOFR + 1.18%, 5.33%, 2/15/2039 (a) (b)	146,309	146,188
LFT CRE Ltd. Series 2021-FL1, Class A, 1 mo. USD Term SOFR + 1.28%, 5.43%, 6/15/2039 (a) (b)	136,477	136,319
Security Description	Principal Amount	Value
LoanCore Issuer Ltd.:
Series 2021-CRE6, Class A, 1 mo. USD Term SOFR + 1.41%, 5.56%, 11/15/2038 (a) (b)	$113,762	$113,815
Series 2022-CRE7, Class A, 30 day USD SOFR Average + 1.55%, 5.93%, 1/17/2037 (a) (b)	311,975	312,002
MF1 LLC Series 2022-FL9, Class A, 1 mo. USD Term SOFR + 2.15%, 6.28%, 6/19/2037 (a) (b)	205,966	206,170
MF1 Ltd.:
Series 2022-FL8, Class A, 1 mo. USD Term SOFR + 1.35%, 5.48%, 2/19/2037 (a) (b)	249,413	249,411
Series 2021-FL7, Class A, 1 mo. USD Term SOFR + 1.19%, 5.33%, 10/16/2036 (a) (b)	101,187	101,141
Series 2021-FL6, Class A, 1 mo. USD Term SOFR + 1.21%, 5.35%, 7/16/2036 (a) (b)	13,200	13,197
Starwood Ltd. Series 2022-FL3, Class A, 30 day USD SOFR Average + 1.35%, 5.72%, 11/15/2038 (a) (b)	116,952	116,951
TRTX Issuer Ltd. Series 2022-FL5, Class A, 1 mo. USD Term SOFR + 1.65%, 5.79%, 2/15/2039 (a) (b)	260,697	260,695
		3,797,059
CREDIT CARD — 0.2%
Avant Credit Card Master Trust Series 2025-1A, Class A, 4.89%, 4/15/2031 (a)	627,000	625,509
HOME EQUITY ABS — 0.2%
Credit-Based Asset Servicing & Securitization LLC Series 2004-CB7, Class M1, 1 mo. USD Term SOFR + 1.12%, 3.32%, 10/25/2034 (b)	414,403	378,422
Washington Mutural Asset-Backed Certificates WMABS Trust Series 2006-HE5, Class 2A2, 1 mo. USD Term SOFR + 0.47%, 3.85%, 10/25/2036 (b)	252,158	86,164
		464,586

See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
OTHER ABS — 15.4%
ACHV ABS Trust:
Series 2024-2PL, Class B, 5.43%, 10/27/2031 (a)	$231,853	$233,690
Series 2024-3AL, Class A, 5.01%, 12/26/2031 (a)	236,271	237,211
Series 2024-2PL, Class A, 5.07%, 10/27/2031 (a)	70,131	70,442
Affirm Asset Securitization Trust Series 2025-X1, Class A, 5.08%, 4/15/2030 (a)	251,916	252,452
Affirm Master Trust:
Series 2025-1A, Class B, 5.13%, 2/15/2033 (a)	200,000	201,428
Series 2025-1A, Class C, 5.28%, 2/15/2033 (a)	200,000	200,654
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2, 1.94%, 8/15/2046 (a)	500,000	488,251
Allegro CLO XV Ltd. Series 2022-1A, Class A1R, 3 mo. USD Term SOFR + 1.18%, 5.51%, 4/20/2038 (a) (b)	1,000,000	999,718
Avant Loans Funding Trust:
Series 2024-REV1, Class A, 5.92%, 10/15/2033 (a)	250,000	253,668
Series 2025-REV1, Class A, 5.12%, 5/15/2034 (a)	750,000	754,150
Series 2025-REV1, Class B, 5.42%, 5/15/2034 (a)	250,000	251,176
Bain Capital Credit CLO Ltd. Series 2022-6A, Class A1R, 3 mo. USD Term SOFR + 1.37%, 5.70%, 1/22/2038 (a) (b)	500,000	501,350
Brant Point CLO Ltd. Series 2024-3A, Class A1, 3 mo. USD Term SOFR + 1.60%, 5.80%, 2/20/2037 (a) (b)	1,000,000	1,004,513
Bridge Street CLO I Ltd. Series 2020-1A, Class A1R, 3 mo. USD Term SOFR + 1.55%, 5.88%, 7/20/2037 (a) (b)	1,000,000	1,003,300
Bridge Street CLO Ltd. Series 2025-1A, Class A1, 3 mo. USD Term SOFR + 1.22%, 5.55%, 4/20/2038 (a) (b)	1,000,000	1,000,239
Carlyle U.S. CLO Ltd.:
Series 2023-3A, Class A1R, 3 mo. USD Term SOFR - 1.23%, 5.13%, 10/15/2038 (a) (b) (c)	500,000	500,000
Security Description	Principal Amount	Value
Series 2017-3A, Class A1R2, 3 mo. USD Term SOFR + 1.40%, 5.73%, 10/21/2037 (a) (b)	$500,000	$502,150
CarVal CLO IV Ltd. Series 2021-1A, Class A1A, 3 mo. USD Term SOFR + 1.44%, 5.77%, 7/20/2034 (a) (b)	500,000	499,850
CarVal CLO IX-C Ltd. Series 2024-1A, Class A, 3 mo. USD Term SOFR + 1.68%, 6.01%, 4/20/2037 (a) (b)	500,000	501,790
CIFC Funding Ltd.:
Series 2022-4A, Class AR, 3 mo. USD Term SOFR + 1.09%, 5.37%, 7/16/2035 (a) (b)	1,050,000	1,049,895
Series 2021-5A, Class A1R, 3 mo. USD Term SOFR + 1.26%, 5.58%, 1/15/2038 (a) (b)	1,000,000	1,001,235
DataBank Issuer LLC Series 2021-1A, Class A2, 2.06%, 2/27/2051 (a)	1,000,000	987,243
Domino's Pizza Master Issuer LLC Series 2017-1A, Class A23, 4.12%, 7/25/2047 (a)	846,000	837,788
Generate CLO 12 Ltd. Series 2023-12A, Class AR, 3 mo. USD Term SOFR + 1.33%, 5.61%, 7/20/2038 (a) (b)	2,000,000	2,000,272
Generate CLO 13 Ltd. Series 2023-13A, Class A1, 3 mo. USD Term SOFR + 1.80%, 6.13%, 1/20/2037 (a) (b)	500,000	501,550
GreenSky Home Improvement Issuer Trust:
Series 2025-2A, Class A4, 4.89%, 6/25/2060 (a)	199,731	201,252
Series 2025-1A, Class A4, 5.22%, 3/25/2060 (a)	381,541	386,717
Katayma CLO I Ltd. Series 2023-1A, Class A1, 3 mo. USD Term SOFR + 2.00%, 6.33%, 10/20/2036 (a) (b)	1,000,000	1,000,100
Katayma CLO II Ltd. Series 2024-2A, Class A1, 3 mo. USD Term SOFR + 1.65%, 5.98%, 4/20/2037 (a) (b)	500,000	501,450
Loanpal Solar Loan Ltd. Series 2021-1GS, Class A, 2.29%, 1/20/2048 (a)	259,630	218,270

See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Madison Park Funding LXIII Ltd. Series 2023-63A, Class A1R, 3 mo. USD Term SOFR + 1.40%, 5.73%, 7/21/2038 (a) (b)	$2,000,000	$2,010,136
Marble Point CLO XXI Ltd. Series 2021-3A, Class A1, 3 mo. USD Term SOFR + 1.50%, 5.82%, 10/17/2034 (a) (b)	2,000,000	2,003,734
Mariner Finance Issuance Trust Series 2025-AA, Class B, 5.33%, 5/20/2038 (a)	300,000	304,332
OHA Credit Funding 7 Ltd. Series 2020-7A, Class A1R2, 3 mo. USD Term SOFR + 1.28%, 5.54%, 7/19/2038 (a) (b)	1,000,000	1,002,500
Pagaya AI Debt Grantor Trust Series 2025-1, Class B, 5.63%, 7/15/2032 (a)	499,957	503,035
Pagaya AI Debt Trust Series 2023-8, Class A, 7.30%, 6/16/2031 (a)	216,398	217,533
Peace Park CLO Ltd. Series 2021-1A, Class AR, 3 mo. USD Term SOFR + 1.25%, 5.41%, 10/20/2038 (a) (b)	1,000,000	1,003,250
Reach ABS Trust Series 2025-1A, Class A, 4.96%, 8/16/2032 (a)	423,695	424,941
Regatta XXIII Funding Ltd. Series 2021-4A, Class A1, 3 mo. USD Term SOFR + 1.41%, 5.74%, 1/20/2035 (a) (b)	2,265,000	2,264,320
Retained Vantage Data Centers Issuer LLC Series 2023-1A, Class A2A, 5.00%, 9/15/2048 (a)	250,000	250,023
Rockford Tower CLO Ltd. Series 2024-1A, Class A1, 3 mo. USD Term SOFR + 1.61%, 5.94%, 4/20/2037 (a) (b)	1,000,000	1,004,609
RR 34 Ltd. Series 2024-34RA, Class A1R, 3 mo. USD Term SOFR + 1.35%, 5.67%, 10/15/2039 (a) (b)	600,000	601,800
Sapphire Aviation Finance II Ltd. Series 2020-1A, Class A, 3.23%, 3/15/2040 (a)	246,091	235,081
Slam Ltd. Series 2024-1A, Class A, 5.34%, 9/15/2049 (a)	327,859	331,270
Security Description	Principal Amount	Value
SoFi Consumer Loan Program Trust:
Series 2025-3, Class A, 4.47%, 8/15/2034 (a)	$400,000	$400,894
Series 2025-1, Class A, 4.80%, 2/27/2034 (a)	444,040	446,225
Series 2025-2, Class B, 4.97%, 6/25/2034 (a)	400,000	403,070
Series 2025-1, Class B, 5.12%, 2/27/2034 (a)	750,000	758,354
Stack Infrastructure Issuer LLC Series 2023-1A, Class A2, 5.90%, 3/25/2048 (a)	500,000	510,535
Steele Creek CLO Ltd. Series 2019-2A, Class ARR, 3 mo. USD Term SOFR + 1.00%, 5.32%, 7/15/2032 (a) (b)	877,898	877,658
Storm King Park CLO Ltd. Series 2022-1A, Class AR, 3 mo. USD Term SOFR + 1.36%, 5.68%, 10/15/2037 (a) (b)	1,000,000	1,002,660
Tesla Sustainable Energy Trust Series 2024-1A, Class A2, 5.08%, 6/21/2050 (a)	391,426	396,476
Trestles CLO VI Ltd. Series 2023-6A, Class A1R, 3 mo. USD Term SOFR + 1.18%, 5.50%, 4/25/2038 (a) (b)	500,000	500,378
Upgrade Master Pass-Thru Trust:
Series 2025-ST4, Class A, 5.50%, 8/16/2032 (a)	928,165	928,619
Series 2025-ST2, Class A, 6.11%, 6/15/2032 (a)	434,322	439,232
Upstart Securitization Trust:
Series 2025-3, Class A2, 4.60%, 9/20/2035 (a)	500,000	500,191
Series 2025-1, Class A, 5.45%, 4/20/2035 (a)	1,297,882	1,303,602
Voya CLO Ltd. Series 2024-1A, Class A1, 3 mo. USD Term SOFR + 1.52%, 5.84%, 4/15/2037 (a) (b)	500,000	501,700
Warwick Capital CLO 1 Ltd. Series 2023-1A, Class AR, 3 mo. USD Term SOFR + 1.28%, 5.25%, 10/20/2038 (a) (b)	2,500,000	2,500,000
Wellington Management CLO 4 Ltd. Series 2025-4A, Class A, 3 mo. USD Term SOFR + 1.15%, 5.43%, 4/18/2038 (a) (b)	1,000,000	999,424

See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Wind River CLO Ltd. Series 2021-4A, Class AR, 3 mo. USD Term SOFR + 1.23%, 5.56%, 1/20/2035 (a) (b)	$1,500,000	$1,502,448
		44,269,834
STUDENT LOAN ABS — 0.1%
Commonbond Student Loan Trust Series 2018-BGS, Class B, 3.99%, 9/25/2045 (a)	63,475	60,596
Navient Private Education Refi Loan Trust Series 2022-A, Class A, 2.23%, 7/15/2070 (a)	205,636	188,308
		248,904
WL COLLATERAL CMO — 0.4%
PRET LLC Series 2025-NPL2, Class A1, 5.84%, 3/25/2055 (a) (d)	943,755	939,331
VOLT C LLC Series 2021-NPL9, Class A1, 5.99%, 5/25/2051 (a) (d)	152,027	151,980
VOLT CI LLC Series 2021-NP10, Class A1, 5.99%, 5/25/2051 (a) (d)	91,101	91,061
		1,182,372
TOTAL ASSET-BACKED SECURITIES (Cost $54,109,663)		54,209,388
U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.3%
Federal Home Loan Mortgage Corp.:
5.50%, 7/1/2053	590,163	597,079
5.50%, 2/1/2055	617,931	628,776
6.00%, 8/1/2054	366,927	375,986
Federal Home Loan Mortgage Corp. REMICS:
Series 4990, Class FN, 30 day USD SOFR Average + 0.46%, 4.82%, 5/25/2050 (b)	665,306	645,640
Series 4461, Class BA, CMO, 2.00%, 12/15/2043	291,423	278,818
Series 5179, Class GD, CMO, 2.00%, 12/25/2047	745,200	650,085
Series 5473, Class DF, CMO, 30 day USD SOFR Average + 1.15%, 5.51%, 11/25/2054 (b)	332,926	333,324
Security Description	Principal Amount	Value
Series 5539, Class FM, CMO, 30 day USD SOFR Average + 1.40%, 5.76%, 5/25/2055 (b)	$836,353	$840,614
Series 5570, Class FA, CMO, 30 day USD SOFR Average + 1.40%, 5.76%, 5/25/2055 (b)	1,953,965	1,964,280
Series 4030, Class AN, CMO, REMIC, 1.75%, 4/15/2027	7,206	7,151
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA1, Class M1, 30 day USD SOFR Average + 1.25%, 5.61%, 3/25/2044 (a) (b)	852,790	853,038
Federal National Mortgage Association:
3.00%, 11/1/2033	384,061	373,386
3.00%, 11/1/2036	114,039	108,254
4.74%, 7/1/2030	332,000	337,496
5.00%, 8/1/2043	640,504	647,885
5.50%, 4/1/2054	595,792	605,815
5.50%, 1/1/2055	963,918	974,289
5.50%, 2/1/2055	614,266	625,557
5.50%, 4/1/2055	1,012,785	1,023,525
6.00%, 10/1/2053	324,409	333,809
Federal National Mortgage Association REMICS:
Series 2008-9, Class FA, 30 day USD SOFR Average + 0.61%, 4.97%, 2/25/2038 (b)	720,417	718,265
Series 2024-95, Class FA, CMO, 30 day USD SOFR Average + 1.50%, 5.86%, 12/25/2054 (b)	1,424,479	1,431,437
Series 2024-95, Class FC, CMO, 30 day USD SOFR Average + 1.40%, 5.76%, 12/25/2054 (b)	806,163	810,810
Series 2025-15, Class FQ, CMO, 30 day USD SOFR Average + 1.20%, 5.56%, 4/25/2055 (b)	624,254	624,132
Series 2025-42, Class FA, CMO, 30 day USD SOFR Average + 1.50%, 5.86%, 6/25/2055 (b)	948,755	956,147
Series 2010-141, Class FB, CMO, REMIC, 30 day USD SOFR Average + 0.58%, 4.94%, 12/25/2040 (b)	94,075	93,628
Series 2016-8, Class FA, CMO, REMIC, 30 day USD SOFR Average + 0.56%, 4.92%, 3/25/2046 (b)	169,503	167,046

See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series 2018-27, Class FJ, CMO, REMIC, 30 day USD SOFR Average + 0.41%, 4.77%, 12/25/2047 (b)	$122,913	$119,853
Series 2018-45, Class FA, CMO, REMIC, 30 day USD SOFR Average + 0.41%, 4.77%, 6/25/2048 (b)	136,086	132,904
Federal National Mortgage Association-ACES Series 2020-M49, Class 1A1, VRN, 1.30%, 11/25/2030 (b)	857,438	796,526
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $18,173,857)		18,055,555
U.S. TREASURY OBLIGATIONS — 29.4%
U.S. Treasury Inflation-Indexed Bonds 2.38%, 1/15/2027	672,768	684,963
U.S. Treasury Inflation-Indexed Notes:
0.13%, 4/15/2027	995,367	981,739
1.63%, 10/15/2027	501,621	509,811
U.S. Treasury Notes:
0.50%, 6/30/2027	18,060,000	17,107,617
0.63%, 7/31/2026	17,350,000	16,906,762
0.63%, 3/31/2027	3,000,000	2,868,633
0.75%, 5/31/2026	14,500,000	14,208,301
0.75%, 1/31/2028	15,500,000	14,514,297
0.88%, 9/30/2026	10,000,000	9,723,437
0.88%, 11/15/2030	8,000,000	6,936,875
TOTAL U.S. TREASURY OBLIGATIONS (Cost $84,146,309)		84,442,435
MORTGAGE-BACKED SECURITIES — 13.3%
ACREC LLC Series 2025-FL3, Class A, 1 mo. USD Term SOFR + 1.31%, 5.45%, 8/18/2042 (a) (b)	210,000	209,999
Arbor Realty Commercial Real Estate Notes LLC Series 2025-FL1, Class A, 1 mo. USD Term SOFR + 1.35%, 5.49%, 1/20/2043 (a) (b)	450,000	449,795
AREIT Ltd. Series 2025-CRE10, Class A, 1 mo. USD Term SOFR + 1.39%, 5.53%, 12/17/2029 (a) (b)	320,000	320,247
BDS LLC Series 2025-FL15, Class A, 1 mo. USD Term SOFR + 1.40%, 5.53%, 3/19/2043 (a) (b)	450,000	450,119
Security Description	Principal Amount	Value
BLP Commercial Mortgage Trust Series 2024-IND2, Class A, 1 mo. USD Term SOFR + 1.34%, 5.49%, 3/15/2041 (a) (b)	$237,207	$237,369
BMO Mortgage Trust Series 2024-5C5, Class XA, 1.39%, 2/15/2057 (b)	3,591,735	138,113
BX Commercial Mortgage Trust Series 2021-XL2, Class A, 1 mo. USD Term SOFR + 0.80%, 4.95%, 10/15/2038 (a) (b)	220,504	220,371
BX Trust Series 2021-RISE, Class B, 1 mo. USD Term SOFR + 1.36%, 5.51%, 11/15/2036 (a) (b)	194,426	194,192
CEDR Commercial Mortgage Trust Series 2022-SNAI, Class A, 1 mo. USD Term SOFR + 0.99%, 5.14%, 2/15/2039 (a) (b)	200,000	195,579
CFCRE Commercial Mortgage Trust Series 2016-C7, Class A3, 3.84%, 12/10/2054	270,000	267,093
Citigroup Commercial Mortgage Trust Series 2016-P3, Class A4, 3.33%, 4/15/2049	270,000	268,090
Citigroup Mortgage Loan Trust, Inc. Series 2007-AR8, Class 2A1A, CMO, 5.06%, 7/25/2037 (b)	2,488,978	2,059,194
Countrywide Alternative Loan Trust:
Series 2006-J7, Class 1A3, 6.25%, 11/25/2036	422,475	198,817
Series 2006-41CB, Class 1A3, CMO, 6.00%, 1/25/2037	223,541	112,259
EFMT Series 2025-NQM2, Class A3, CMO, VRN, 5.95%, 6/25/2070 (a) (d)	749,881	755,454
Federal Home Loan Mortgage Corp. REMICS Series 4981, Class GF, 30 day USD SOFR Average + 0.51%, 4.87%, 6/25/2050 (b)	752,333	739,786
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2025-DNA1, Class M1, CMO, 30 day USD SOFR Average + 1.05%, 5.41%, 1/25/2045 (a) (b)	955,348	955,404
Series 2025-HQA1, Class A1, CMO, 30 day USD SOFR Average + 0.95%, 5.31%, 2/25/2045 (a) (b)	1,680,000	1,680,688

See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Federal National Mortgage Association REMICS Series 2016-83, Class FK, 30 day USD SOFR Average + 0.61%, 4.97%, 11/25/2046 (b)	$639,883	$636,774
GPMT Ltd. Series 2021-FL3, Class AS, 1 mo. USD Term SOFR + 1.96%, 6.10%, 7/16/2035 (a) (b)	400,000	398,859
Great Wolf Trust Series 2024-WOLF, Class A, 1 mo. USD Term SOFR + 1.54%, 5.69%, 3/15/2039 (a) (b)	200,000	200,305
GS Mortgage Securities Trust Series 2013-GC13, Class AS, 4.00%, 7/10/2046 (a) (b)	120,498	119,114
GS Mortgage-Backed Securities Trust:
Series 2025-NQM2, Class A1, CMO, 5.65%, 6/25/2065 (a) (b)	551,347	557,175
Series 2025-NQM2, Class A3, CMO, 5.90%, 6/25/2065 (a) (b)	551,347	553,525
Incref LLC Series FL1, Class A, 1 mo. USD Term SOFR + 1.73%, 5.86%, 10/19/2042 (a) (b)	390,000	390,821
JP Morgan Mortgage Trust Series 2025-NQM1, Class A3, CMO, 5.97%, 6/25/2065 (a) (d)	1,011,186	1,020,453
Legacy Mortgage Asset Trust:
Series 2021-GS1, Class A1, 5.89%, 10/25/2066 (a) (d)	306,602	306,622
Series 2021-GS2, Class A1, 5.75%, 4/25/2061 (a) (d)	242,072	241,883
LoanCore Issuer LLC Series 2025-CRE8, Class A, 1 mo. USD Term SOFR + 1.39%, 5.53%, 8/17/2042 (a) (b)	320,000	320,106
Luminent Mortgage Trust Series 2007-1, Class 1A1, CMO, 1 mo. USD Term SOFR + 0.43%, 4.59%, 11/25/2036 (b)	2,116,791	1,926,354
MF1 LLC Series 2025-FL17, Class A, 1 mo. USD Term SOFR + 1.32%, 5.46%, 2/18/2040 (a) (b)	320,000	319,970
MFA Trust Series 2023-NQM3, Class A1, 6.62%, 7/25/2068 (a) (d)	435,927	438,582
Morgan Stanley Capital I Trust Series 2024-NSTB, Class A, VRN, 3.90%, 9/24/2057 (a) (b)	139,453	140,350
Security Description	Principal Amount	Value
OBX Trust:
Series 2023-NQM10, Class A1, 6.47%, 10/25/2063 (a) (d)	$486,646	$492,025
Series 2024-NQM16, Class A1, CMO, 5.53%, 10/25/2064 (a) (d)	781,050	785,892
Series 2025-NQM14, Class A3, CMO, 5.62%, 7/25/2065 (a) (d)	3,019,998	3,048,510
Series 2025-NQM7, Class A1, CMO, 5.56%, 5/25/2055 (a) (d)	3,643,672	3,679,104
Series 2025-NQM8, Class A1, CMO, 5.47%, 3/25/2065 (a) (d)	915,744	922,024
PRPM Trust Series 2025-NQM2, Class A1, CMO, 5.69%, 4/25/2070 (a) (d)	3,597,423	3,627,649
Residential Asset Securitization Trust Series 2006-A6, Class 1A4, CMO, IO, 6.00%, 7/25/2036	2,586,840	537,706
Residential Mortgage Loan Trust Series 2020-1, Class A1, 2.38%, 1/26/2060 (a) (b)	112,280	111,369
Santander Mortgage Asset Receivable Trust Series 2025-NQM5, Class A3, CMO, 5.47%, 8/25/2065 (a) (d)	1,000,000	999,971
Starwood Ltd. Series 2021-FL2, Class A, 1 mo. USD Term SOFR + 1.31%, 5.45%, 4/18/2038 (a) (b)	391,845	391,863
TRTX Issuer Ltd. Series 2025-FL6, Class A, 1 mo. USD Term SOFR + 1.54%, 5.67%, 9/18/2042 (a) (b)	240,000	240,687
Verus Securitization Trust:
Series 2022-3, Class A1, 4.13%, 2/25/2067 (a) (d)	610,191	587,035
Series 2023-5, Class A1, 6.48%, 6/25/2068 (a) (d)	611,684	616,060
Series 2023-INV2, Class A1, 6.44%, 8/25/2068 (a) (d)	798,409	804,965
Series 2024-1, Class A1, 5.71%, 1/25/2069 (a) (d)	472,268	474,296
Series 2024-3, Class A1, 6.34%, 4/25/2069 (a) (d)	371,080	375,762
Series 2024-6, Class A3, CMO, 6.15%, 7/25/2069 (a) (d)	245,320	247,870
Series 2025-5, Class A1, CMO, 5.43%, 6/25/2070 (a) (d)	964,740	971,686
Series 2024-9, Class A1, CMO, VRN, 5.44%, 11/25/2069 (a) (b)	892,086	897,410

See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
WaMu Mortgage Pass-Through Certificates Trust Series 2006-AR16, Class 2A1, CMO, 4.47%, 12/25/2036 (b)	$1,303,833	$1,138,135
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2005-8, Class 2CB3, CMO, 1 mo. USD Term SOFR + 0.52%, 4.68%, 10/25/2035 (b)	210,113	198,143
TOTAL MORTGAGE-BACKED SECURITIES (Cost $39,175,380)		38,171,624
COMMERCIAL MORTGAGE BACKED SECURITIES — 8.0%
1211 Avenue of the Americas Trust Series 2015-1211, Class A1A2, 3.90%, 8/10/2035 (a)	170,000	163,644
280 Park Avenue Mortgage Trust Series 2017-280P, Class A, 1 mo. USD Term SOFR + 1.18%, 5.40%, 9/15/2034 (a) (b)	200,000	198,345
ACREC LLC Series 2023-FL2, Class A, 1 mo. USD Term SOFR + 2.23%, 6.38%, 2/19/2038 (a) (b)	75,181	75,187
Arbor Multifamily Mortgage Securities Trust Series 2021-MF2, Class A2, 2.02%, 6/15/2054 (a)	139,000	136,138
AREIT Trust Series 2022-CRE6, Class A, 30 day USD SOFR Average + 1.25%, 5.64%, 1/20/2037 (a) (b)	251,276	251,213
Bank:
Series 2017-BNK6, Class XA, IO, 0.90%, 7/15/2060 (b)	838,758	8,407
Series 2020-BN26, Class XA, IO, VRN, 1.31%, 3/15/2063 (b)	1,242,118	49,568
Bank5:
Series 2024-5YR10, Class AS, 5.64%, 10/15/2057	195,000	200,406
Series 2023-5YR2, Class A3, VRN, 6.66%, 7/15/2056 (b)	421,000	443,720
Bank5 Trust Series 2025-5YR13, Class XA, IO, VRN, 1.28%, 1/15/2058 (a) (b)	7,596,569	313,199
Barclays Commercial Mortgage Trust Series 2019-C3, Class ASB, 3.46%, 5/15/2052	333,961	330,141
BBCMS Mortgage Trust:
Series 2025-5C34, Class XA, IO, VRN, 1.39%, 5/15/2058 (b)	5,299,306	244,754
Security Description	Principal Amount	Value
Series 2025-C32, Class XA, IO, VRN, 1.36%, 2/15/2062 (b)	$2,436,750	$198,631
Benchmark Mortgage Trust:
Series 2018-B6, Class A2, 4.20%, 10/10/2051	147,445	145,780
Series 2018-B1, Class XA, IO, 0.67%, 1/15/2051 (b)	1,422,746	12,489
Series 2019-B15, Class XA, IO, VRN, 0.92%, 12/15/2072 (b)	3,789,559	101,280
Series 2025-V17, Class XA, IO, VRN, 1.51%, 9/15/2058 (b)	4,580,000	297,114
BMO Mortgage Trust:
Series 2025-5C12, Class XA, IO, VRN, 1.66%, 10/15/2058 (b) (c)	7,196,000	454,296
Series 2025-C11, Class XA, IO, VRN, 1.32%, 2/15/2058 (b)	2,055,198	161,279
BPR Trust Series 2021-TY, Class A, 1 mo. USD Term SOFR + 1.16%, 5.32%, 9/15/2038 (a) (b)	192,000	191,808
BRSP Ltd. Series 2024-FL2, Class A, 1 mo. USD Term SOFR + 1.95%, 6.08%, 8/19/2037 (a) (b)	219,000	219,156
BX Commercial Mortgage Trust:
Series 2021-21M, Class A, 1 mo. USD Term SOFR + 0.84%, 4.99%, 10/15/2036 (a) (b)	53,851	53,791
Series 2021-ACNT, Class B, 1 mo. USD Term SOFR + 1.36%, 5.51%, 11/15/2038 (a) (b)	257,453	257,096
Series 2021-CIP, Class A, 1 mo. USD Term SOFR + 1.04%, 5.19%, 12/15/2038 (a) (b)	219,911	219,708
Series 2021-SOAR, Class B, 1 mo. USD Term SOFR + 0.98%, 5.14%, 6/15/2038 (a) (b)	184,115	183,872
Series 2021-XL2, Class D, 1 mo. USD Term SOFR + 1.51%, 5.66%, 10/15/2038 (a) (b)	126,000	125,767
Series 2024-MF, Class B, 1 mo. USD Term SOFR + 1.69%, 5.84%, 2/15/2039 (a) (b)	199,227	199,299
Series 2025-BCAT, Class A, 1 mo. USD Term SOFR + 1.38%, 5.53%, 8/15/2042 (a) (b)	210,823	210,960

See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
BX Mortgage Trust Series 2021-PAC, Class A, 1 mo. USD Term SOFR + 0.80%, 4.95%, 10/15/2036 (a) (b)	$210,000	$209,460
BX Trust:
Series 2021-ARIA, Class B, 1 mo. USD Term SOFR + 1.41%, 5.56%, 10/15/2036 (a) (b)	200,000	199,888
Series 2021-BXMF, Class A, 1 mo. USD Term SOFR + 0.75%, 4.90%, 10/15/2026 (a) (b)	242,408	242,064
Series 2021-BXMF, Class C, 1 mo. USD Term SOFR + 1.31%, 5.46%, 10/15/2026 (a) (b)	565,618	564,611
Series 2021-LBA, Class BV, 1 mo. USD Term SOFR + 1.16%, 5.32%, 2/15/2036 (a) (b)	300,508	299,953
Series 2021-LGCY, Class B, 1 mo. USD Term SOFR + 0.97%, 5.12%, 10/15/2036 (a) (b)	210,000	209,199
Series 2021-MFM1, Class B, 1 mo. USD Term SOFR + 1.06%, 5.21%, 1/15/2034 (a) (b)	294,000	293,853
Series 2021-SDMF, Class B, 1 mo. USD Term SOFR + 0.85%, 5.00%, 9/15/2034 (a) (b)	269,113	267,890
Series 2021-VIEW, Class A, 1 mo. USD Term SOFR + 1.39%, 5.54%, 6/15/2036 (a) (b)	269,000	268,453
Series 2022-FOX2, Class B, 1 mo. USD Term SOFR + 1.37%, 5.52%, 4/15/2039 (a) (b)	287,000	286,252
Series 2025-ROIC, Class C, 1 mo. USD Term SOFR + 1.54%, 5.69%, 3/15/2030 (a) (b)	229,106	228,271
BXMT Ltd. Series 2021-FL4, Class A, 1 mo. USD Term SOFR + 1.16%, 5.31%, 5/15/2038 (a) (b)	83,638	83,394
Citigroup Commercial Mortgage Trust:
Series 2016-P3, Class A3, 3.06%, 4/15/2049	245,111	244,029
Series 2016-GC37, Class XA, IO, 1.76%, 4/10/2049 (b)	321,648	767
COMM Mortgage Trust Series 2016-787S, Class A, 3.55%, 2/10/2036 (a)	300,000	297,931
Security Description	Principal Amount	Value
CSAIL Commercial Mortgage Trust:
Series 2017-C8, Class XA, IO, 1.20%, 6/15/2050 (b)	$230,226	$2,902
Series 2017-CX10, Class XA, IO, 0.98%, 11/15/2050 (b)	713,186	8,930
Series 2017-CX9, Class XA, IO, 0.72%, 9/15/2050 (b)	894,463	5,812
DBJPM 20-C9 Mortgage Trust Series 2020-C9, Class ASB, 1.88%, 8/15/2053	344,084	326,927
DBJPM Mortgage Trust Series 2020-C9, Class A2, 1.90%, 8/15/2053	15,906	15,525
ELP Commercial Mortgage Trust Series 2021-ELP, Class C, 1 mo. USD Term SOFR + 1.43%, 5.59%, 11/15/2038 (a) (b)	277,686	277,257
EQUS Mortgage Trust Series 2021-EQAZ, Class A, 1 mo. USD Term SOFR + 1.02%, 5.17%, 10/15/2038 (a) (b)	143,865	143,664
Extended Stay America Trust Series 2021-ESH, Class A, 1 mo. USD Term SOFR + 1.19%, 5.34%, 7/15/2038 (a) (b)	252,983	252,815
GPMT Ltd. Series 2021-FL3, Class A, 1 mo. USD Term SOFR + 1.61%, 5.75%, 7/16/2035 (a) (b)	45,532	45,558
GS Mortgage Securities Corp. Trust:
Series 2021-DM, Class A, 1 mo. USD Term SOFR + 1.00%, 5.15%, 11/15/2036 (a) (b)	300,000	299,703
Series 2021-IP, Class A, 1 mo. USD Term SOFR + 1.06%, 5.22%, 10/15/2036 (a) (b)	181,000	180,242
Series 2021-STAR, Class A, 1 mo. USD Term SOFR + 1.06%, 5.22%, 12/15/2036 (a) (b)	210,000	208,943
GS Mortgage Securities Trust:
Series 2015-GC34, Class A4, 3.51%, 10/10/2048	90,528	89,817
Series 2017-GS7, Class XA, IO, 1.17%, 8/10/2050 (b)	350,272	4,672
Series 2020-GC47, Class XA, IO, VRN, 1.24%, 5/12/2053 (b)	2,100,225	79,972
HGI CRE CLO Ltd. Series 2021-FL2, Class A, ABS, 1 mo. USD Term SOFR + 1.11%, 5.26%, 9/17/2036 (a) (b)	11,339	11,328

See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2016-JP2, Class A4, 2.82%, 8/15/2049	$850,000	$841,091
Series 2019-UES, Class A, 3.81%, 5/5/2032 (a)	207,837	202,015
Series 2021-MHC, Class A, 1 mo. USD Term SOFR + 1.16%, 5.32%, 4/15/2038 (a) (b)	181,849	181,774
Series 2022-NLP, Class A, 1 mo. USD Term SOFR + 0.85%, 5.00%, 4/15/2037 (a) (b)	183,541	180,879
Series 2016-JP4, Class XA, IO, 0.70%, 12/15/2049 (b)	1,290,252	5,555
JPMCC Commercial Mortgage Securities Trust:
Series 2019-COR4, Class ASB, 3.94%, 3/10/2052	355,445	354,251
Series 2019-COR5, Class XA, IO, VRN, 1.59%, 6/13/2052 (b)	990,540	38,035
MF1 Ltd. Series 2020-FL4, Class A, 1 mo. USD Term SOFR + 1.81%, 5.96%, 12/15/2035 (a) (b)	116,537	116,613
MF1 Multifamily Housing Mortgage Loan Trust Series 2021-FL5, Class AS, 1 mo. USD Term SOFR + 1.31%, 5.46%, 7/15/2036 (a) (b)	72,142	72,127
MHP Trust Series 2022-MHIL, Class A, 1 mo. USD Term SOFR + 0.81%, 4.96%, 1/15/2039 (a) (b)	7,931	7,926
Morgan Stanley Capital I Trust:
Series 2019-PLND, Class D, 1 mo. USD Term SOFR + 1.86%, 6.02%, 5/15/2036 (a) (b)	127,000	15,010
Series 2021-L6, Class A2, 2.13%, 6/15/2054 (b)	122,158	117,600
Series 2016-UB12, Class XA, IO, 0.76%, 12/15/2049 (b)	1,206,786	5,562
MSBAM Commercial Mortgage Securities Trust Series 2012-CKSV, Class A2, 3.28%, 10/15/2030 (a)	463,546	441,528
MTN Commercial Mortgage Trust Series 2022-LPFL, Class A, 1 mo. USD Term SOFR + 1.40%, 5.56%, 3/15/2039 (a) (b)	280,000	279,745
Security Description	Principal Amount	Value
PFP Ltd. Series 2024-11, Class A, 1 mo. USD Term SOFR + 1.83%, 6.05%, 9/17/2039 (a) (b)	$467,773	$468,239
Ready Capital Mortgage Financing LLC Series 2021-FL7, Class A, 1 mo. USD Term SOFR + 1.31%, 5.47%, 11/25/2036 (a) (b)	544,996	545,026
ROCK Trust Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (a)	146,000	150,374
SFO Commercial Mortgage Trust Series 2021-555, Class A, 1 mo. USD Term SOFR + 1.26%, 5.41%, 5/15/2038 (a) (b)	280,000	277,621
SREIT Trust:
Series 2021-MFP, Class A, 1 mo. USD Term SOFR + 0.85%, 5.00%, 11/15/2038 (a) (b)	151,830	151,477
Series 2021-MFP2, Class A, 1 mo. USD Term SOFR + 0.94%, 5.09%, 11/15/2036 (a) (b)	260,000	259,800
UBS Commercial Mortgage Trust:
Series 2017-C7, Class ASB, 3.59%, 12/15/2050	335,976	333,866
Series 2018-C11, Class ASB, 4.12%, 6/15/2051	180,753	180,216
Series 2019-C16, Class ASB, 3.46%, 4/15/2052	272,353	269,225
Series 2017-C1, Class XA, IO, 1.62%, 6/15/2050 (b)	503,277	8,172
VASA Trust Series 2021-VASA, Class A, 1 mo. USD Term SOFR + 1.01%, 5.17%, 7/15/2039 (a) (b)	315,000	307,372
VEGAS Trust Series 2024-TI, Class A, 5.52%, 11/10/2039 (a)	100,000	101,447
Velocity Commercial Capital Loan Trust:
Series 2018-2, Class A, 4.05%, 10/26/2048 (a) (b)	126,496	123,914
Series 2024-3, Class A, VRN, 6.65%, 6/25/2054 (a) (b)	975,080	991,089
Series 2024-5, Class A, VRN, 5.49%, 10/25/2054 (a) (b)	814,376	817,346
Series 2025-4, Class A, VRN, 5.19%, 9/25/2055 (a) (b)	2,195,335	2,187,541
Wells Fargo Commercial Mortgage Trust:
Series 2018-C43, Class A3, 3.75%, 3/15/2051	159,449	157,293

See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series 2019-C53, Class ASB, 2.96%, 10/15/2052	$372,465	$365,318
Series 2021-C60, Class A2, 2.04%, 8/15/2054	140,225	136,846
Series 2021-SAVE, Class A, 1 mo. USD Term SOFR + 1.36%, 5.52%, 2/15/2040 (a) (b)	26,170	26,102
Series 2022-ONL, Class A, 3.86%, 12/15/2039 (a)	500,000	477,005
Series 2025-C64, Class A1, 5.02%, 2/15/2058	65,378	65,695
Series 2019-C51, Class XA, IO, VRN, 1.41%, 6/15/2052 (b)	859,972	33,579
Series 2019-C52, Class XA, IO, VRN, 1.71%, 8/15/2052 (b)	2,548,762	120,019
Series 2025-C64, Class XA, IO, VRN, 1.24%, 2/15/2058 (b)	2,240,970	157,228
WFRBS Commercial Mortgage Trust Series 2014-C23, Class AS, VRN, 4.21%, 10/15/2057 (b)	191,641	186,647
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $24,051,060)		22,855,298
SENIOR FLOATING RATE LOANS — 1.9%
AEROSPACE & DEFENSE — 0.1%
Dynasty Acquisition Co., Inc. 2024 1st Lien Term Loan B1, 1 mo. USD Term SOFR + 2.00%, 6.16%, 10/31/2031 (b)	176,518	176,785
Dynasty Acquisition Co., Inc. 2024 1st Lien Term Loan B2, 1 mo. USD Term SOFR + 2.00%, 6.16%, 10/31/2031 (b)	67,142	67,244
		244,029
BUILDING MATERIALS — 0.0% *
Standard Industries, Inc. 2021 Term Loan B, 1 mo. USD Term SOFR + 1.75%, 5.89%, 9/22/2028 (b)	68,141	68,348
CHEMICALS — 0.0% *
Solstice Advanced Materials, Inc. Term Loan B (e)	75,000	75,188
COMMERCIAL SERVICES — 0.2%
APi Group DE, Inc. 2025 Term Loan, 1 mo. USD Term SOFR + 1.75%, 5.91%, 1/3/2029 (b)	135,652	135,708
Security Description	Principal Amount	Value
Prime Security Services Borrower LLC 2025 Incremental Term Loan B, 1 mo. USD Term SOFR + 1.75%, 6.01%, 3/7/2032 (b)	$309,223	$306,783
Trans Union LLC 2024 Term Loan B8, 1 mo. USD Term SOFR + 1.75%, 5.91%, 6/24/2031 (b)	37,215	37,227
Trans Union LLC 2024 Term Loan B9, 1 mo. USD Term SOFR + 1.75%, 5.91%, 6/24/2031 (b)	153,837	153,894
Vestis Corp. Term Loan, 3 mo. USD Term SOFR + 2.25%, 6.45%, 2/22/2031 (b)	41,563	39,277
		672,889
DISTRIBUTION/WHOLESALE — 0.2%
Gates Global LLC 2024 Term Loan B5, 1 mo. USD Term SOFR + 1.75%, 5.91%, 6/4/2031 (b)	279,295	279,274
Resideo Funding, Inc. 2024 M&A 1st lien Term Loan B, 6 mo. USD Term SOFR + 2.00%, 5.84%, 6/13/2031 (b)	44,437	44,549
Resideo Funding, Inc. 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 2.00%, 6.15%, 2/11/2028 (b)	135,833	136,215
Resideo Funding, Inc. 2025 Incremental Term Loan, 3 mo. USD Term SOFR + 2.00%, 6.04%, 8/13/2032 (b)	85,000	85,133
		545,171
DIVERSIFIED FINANCIAL SERVICES — 0.1%
Corpay Technologies Operating Co. LLC Term Loan B5, 1 mo. USD Term SOFR + 1.75%, 5.91%, 4/28/2028 (b)	129,179	129,119
CPI Holdco B LLC 2024 Term Loan 6.16%, 5/19/2031 (b)	238,780	238,780
		367,899
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.1%
CommScope, Inc. 2024 Term Loan, 1 mo. USD Term SOFR + 4.75%, 8.91%, (e)	275,000	278,719
ELECTRIC — 0.1%
Calpine Corp. 2024 Term Loan B10, 1 mo. USD Term SOFR + 1.75%, 5.91%, 1/31/2031 (b)	112,435	112,448

See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Vistra Operations Co. LLC 1st Lien Term Loan B3, 1 mo. USD Term SOFR + 1.75%, 5.91%, 12/20/2030 (b)	$104,649	$104,914
		217,362
ELECTRICAL EQUIPMENT — 0.1%
Energizer Holdings, Inc. 2025 Term Loan B, 1 mo. USD Term SOFR + 2.00%, 6.14%, 3/19/2032 (b)	153,580	154,092
ENTERTAINMENT — 0.2%
Delta 2 Lux SARL 2024 Term Loan B1, 3 mo. USD Term SOFR + 2.00%, 6.00%, 9/30/2031 (b)	33,333	33,401
Delta 2 Lux SARL 2024 Term Loan B2, 3 mo. USD Term SOFR + 2.00%, 6.00%, 9/30/2031 (b)	16,667	16,701
Flutter Financing BV 2024 Term Loan B, 3 mo. USD Term SOFR + 1.75%, 5.75%, 11/30/2030 (b)	230,942	230,596
Six Flags Entertainment Corp. 2024 Term Loan B, 1 mo. USD Term SOFR + 2.00%, 6.16%, 5/1/2031 (b)	114,012	113,441
WMG Acquisition Corp. 2024 Term Loan J, 3 mo. USD Term SOFR + 1.75%, 5.95%, 1/24/2031 (b)	110,000	110,344
		504,483
FOOD PRODUCTS — 0.1%
Aramark Services, Inc. 2024 Term Loan B8, 3 mo. USD Term SOFR + 2.00%, 6.20%, 6/22/2030 (b)	114,277	114,682
Froneri Lux Finco SARL 2024 USD Term Loan B4, 6 mo. USD Term SOFR + 2.00%, 6.20%, 9/30/2031 (b)	179,246	178,163
		292,845
HOME FURNISHINGS — 0.0% *
Somnigroup International, Inc. Term Loan B, 1 mo. USD Term SOFR + 2.25%, 6.37%, 10/24/2031 (b)	112,872	113,695
HOUSEHOLD PRODUCTS — 0.0% *
Reynolds Consumer Products LLC 2025 Term Loan B, 1 mo. USD Term SOFR + 1.75%, 5.91%, 3/4/2032 (b)	96,437	96,811
Security Description	Principal Amount	Value
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.2%
NRG Energy, Inc. 2024 Term Loan, 3 mo. USD Term SOFR + 1.75%, 6.06%, 4/16/2031 (b)	$528,797	$529,442
INTERNET & TELECOM — 0.1%
Gen Digital, Inc. 2025 Term Loan B, 1 mo. USD Term SOFR + 1.75%, 5.91%, 4/16/2032 (b)	59,850	59,670
Go Daddy Operating Co. LLC 2024 Term Loan B8, 1 mo. USD Term SOFR + 1.75%, 5.91%, 11/9/2029 (b)	188,567	188,543
		248,213
LODGING — 0.0% *
Wyndham Hotels & Resorts, Inc. 2024 Term Loan, 1 mo. USD Term SOFR + 1.75%, 5.91%, 5/24/2030 (b)	98,934	99,375
MACHINERY-CONSTRUCTION & MINING — 0.0% *
Vertiv Group Corp. 2025 Term Loan, 1 mo. USD Term SOFR + 1.75%, 6.03%, 8/12/2032 (b)	129,675	129,977
PIPELINES — 0.1%
Colossus Acquireco LLC Term Loan B, 3 mo. USD Term SOFR + 1.75%, 5.87%, 7/30/2032 (b)	145,000	144,275
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.1%
Iron Mountain, Inc. 2023 Term Loan B, 1 mo. USD Term SOFR + 2.00% 6.16%, 1/31/2031 (b)	346,215	346,864
RETAIL — 0.2%
1011778 B.C. Unlimited Liability Co. 2024 Term Loan B6, 1 mo. USD Term SOFR + 1.75%, 5.91%, 9/20/2030 (b)	338,743	338,037
Burlington Coat Factory Warehouse Corp. 2024 Term Loan B, 1 mo. USD Term SOFR + 1.75%, 5.91%, 9/24/2031 (b)	123,971	124,281
		462,318
THRIFTS & MORTGAGE FINANCE — 0.0% *
Walker & Dunlop, Inc. 2025 Term Loan B, 1 mo. USD Term SOFR + 2.00%, 6.14%, 3/14/2032 (b)	19,900	19,925
TOTAL SENIOR FLOATING RATE LOANS (Cost $5,606,969)		5,611,920

See accompanying notes to Schedule of Investments.

STATE STREET DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 4.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (f) (g) (Cost $12,260,831)	12,260,831	$12,260,831
TOTAL INVESTMENTS — 101.2% (Cost $291,509,641)		290,362,061
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.2)%		(3,458,357)
NET ASSETS — 100.0%		$286,903,704
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 37.7% of net assets as of September 30, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	When-issued security.
(d)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of September 30, 2025. Maturity date shown is the final maturity.
(e)	Position is unsettled. Contract rate was not determined at September 30, 2025 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2025.
*	Amount is less than 0.05% of net assets.
ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
GMTN	Global Medium Term Note
IO	Interest Only
MTN	Medium Term Note
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
VRN	Variable Rate Note

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$54,755,010	$—	$54,755,010
Asset-Backed Securities	—	54,209,388	—	54,209,388
U.S. Government Agency Obligations	—	18,055,555	—	18,055,555
U.S. Treasury Obligations	—	84,442,435	—	84,442,435
Mortgage-Backed Securities	—	38,171,624	—	38,171,624
Commercial Mortgage Backed Securities	—	22,855,298	—	22,855,298
Senior Floating Rate Loans	—	5,611,920	—	5,611,920
Short-Term Investment	12,260,831	—	—	12,260,831
TOTAL INVESTMENTS	$12,260,831	$278,101,230	$—	$290,362,061

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,659,802	$4,659,802	$48,772,237	$41,171,208	$—	$—	12,260,831	$12,260,831	$134,239
See accompanying notes to Schedule of Investments.

STATE STREET FIXED INCOME SECTOR ROTATION ETF
Schedule of Investments
September 30, 2025 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 100.0%
DOMESTIC FIXED INCOME — 100.0%
SPDR Bloomberg 1-3 Month T-Bills ETF (a)	23,829	$2,186,311
SPDR Bloomberg High Yield Bond ETF (a)	170,527	16,709,941
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)	1,453,089	49,245,186
SPDR Portfolio Intermediate Term Treasury ETF (a)(b)	2,677,611	77,382,958
SPDR Portfolio Long Term Corporate Bond ETF (a)(b)	884,282	20,444,600
SPDR Portfolio Long Term Treasury ETF (a)	647,827	17,458,938
SPDR Portfolio Mortgage-Backed Bond ETF (a)(b)	2,955,731	66,326,603
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $246,463,018)		249,754,537
SHORT-TERM INVESTMENTS — 5.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (c)(d)	33,568	33,568
State Street Navigator Securities Lending Portfolio II (e)(f)	14,166,188	14,166,188
TOTAL SHORT-TERM INVESTMENTS (Cost $14,199,756)		$14,199,756
TOTAL INVESTMENTS — 105.7% (Cost $260,662,774)		263,954,293
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.7)%		(14,221,638)
NET ASSETS — 100.0%		$249,732,655

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at September 30, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$249,754,537	$—	$—	$249,754,537
Short-Term Investments	14,199,756	—	—	14,199,756
TOTAL INVESTMENTS	$263,954,293	$—	$—	$263,954,293
See accompanying notes to Schedule of Investments.

STATE STREET FIXED INCOME SECTOR ROTATION ETF
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
SPDR Bloomberg 1-3 Month T-Bills ETF	255,948	$23,478,110	$3,915,939	$25,163,134	$2,816	$(47,420)	23,829	$2,186,311	$169,108
SPDR Bloomberg High Yield Bond ETF	192,188	18,694,127	23,758,783	25,938,990	186,993	9,028	170,527	16,709,941	357,389
SPDR Portfolio Intermediate Term Corporate Bond ETF	5,440	182,675	73,085,023	24,419,190	91,907	304,771	1,453,089	49,245,186	197,352
SPDR Portfolio Intermediate Term Treasury ETF	5,724,495	164,693,721	4,363,639	91,977,636	1,292,719	(989,485)	2,677,611	77,382,958	1,320,399
SPDR Portfolio Long Term Corporate Bond ETF	2,039,540	46,032,418	6,008,063	32,353,809	621,465	136,463	884,282	20,444,600	547,420
SPDR Portfolio Long Term Treasury ETF	1,807,053	48,031,469	29,893,330	60,093,633	206,487	(578,715)	647,827	17,458,938	293,192
SPDR Portfolio Mortgage Backed Bond ETF	5,858,146	129,465,026	7,149,703	71,256,794	827,751	140,917	2,955,731	66,326,603	1,015,750
State Street Institutional U.S. Government Money Market Fund, Class G Shares	144,368	144,368	1,812,664	1,923,464	—	—	33,568	33,568	3,555
State Street Navigator Securities Lending Portfolio II	20,441,403	20,441,403	411,987,545	418,262,760	—	—	14,166,188	14,166,188	34,647
Total		$451,163,317	$561,974,689	$751,389,410	$3,230,138	$(1,024,441)		$263,954,293	$3,938,812
See accompanying notes to Schedule of Investments.

STATE STREET US SECTOR ROTATION ETF
Schedule of Investments
September 30, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 29.1%
AUTOMOBILES — 0.4%
Tesla, Inc. (a)	8,356	$3,716,080
BEVERAGES — 0.2%
Coca-Cola Co.	18,685	1,239,189
PepsiCo, Inc.	848	119,093
		1,358,282
BROADLINE RETAIL — 2.1%
Amazon.com, Inc. (a)	81,898	17,982,344
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.9%
Costco Wholesale Corp.	3,362	3,111,968
Walmart, Inc.	42,752	4,406,021
		7,517,989
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.5%
AT&T, Inc.	112,120	3,166,269
Verizon Communications, Inc.	27,155	1,193,462
		4,359,731
ENTERTAINMENT — 1.5%
Netflix, Inc. (a)	8,533	10,230,384
Walt Disney Co.	18,516	2,120,082
		12,350,466
HEALTH CARE PROVIDERS & SERVICES — 0.0% *
McKesson Corp.	45	34,764
HOUSEHOLD PRODUCTS — 0.3%
Procter & Gamble Co.	16,273	2,500,347
INTERACTIVE MEDIA & SERVICES — 11.9%
Alphabet, Inc.	113,292	27,592,267
Alphabet, Inc.	145,608	35,397,305
Meta Platforms, Inc.	50,045	36,752,047
		99,741,619
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.9%
Broadcom, Inc.	30,844	10,175,744
NVIDIA Corp.	166,107	30,992,244
		41,167,988
SOFTWARE — 3.1%
Microsoft Corp.	50,149	25,974,675
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.1%
Apple, Inc.	101,073	25,736,218
TOBACCO — 0.2%
Philip Morris International, Inc.	8,821	1,430,766
TOTAL COMMON STOCKS (Cost $195,371,233)		243,871,269
Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 70.8%
DOMESTIC EQUITY — 70.8%
The Communication Services Select Sector SPDR Fund (b)(c)	487,643	$57,722,302
The Consumer Discretionary Select Sector SPDR Fund (b)(c)	349,716	83,805,942
The Consumer Staples Select Sector SPDR Fund (b)(c)	891,078	69,833,783
The Financial Select Sector SPDR Fund (b)(c)	819,642	44,154,115
The Health Care Select Sector SPDR Fund (b)(c)	1,416,389	197,118,857
The Technology Select Sector SPDR Fund (b)(c)	497,379	140,191,245
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $528,126,205)		592,826,244
SHORT-TERM INVESTMENTS — 15.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (d)(e) (Cost $1,314,239)	1,314,239	$1,314,239
State Street Navigator Securities Lending Portfolio II (f)(g)	124,220,995	124,220,995
TOTAL SHORT-TERM INVESTMENTS (Cost $125,535,234)		$125,535,234
TOTAL INVESTMENTS — 114.9% (Cost $849,032,672)		962,232,747
LIABILITIES IN EXCESS OF OTHER ASSETS — (14.9)%		(124,576,939)
NET ASSETS — 100.0%		$837,655,808
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Non-income producing security.
(b)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(c)	All or a portion of the shares of the security are on loan at September 30, 2025.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2025.

See accompanying notes to Schedule of Investments.

STATE STREET US SECTOR ROTATION ETF
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$243,871,269	$—	$—	$243,871,269
Mutual Funds and Exchange Traded Products	592,826,244	—	—	592,826,244
Short-Term Investments	125,535,234	—	—	125,535,234
TOTAL INVESTMENTS	$962,232,747	$—	$—	$962,232,747

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,521,181	$2,521,181	$3,175,453	$4,382,395	$—	$—	1,314,239	$1,314,239	$14,624
State Street Navigator Securities Lending Portfolio II	112,926,063	112,926,063	1,342,540,922	1,331,245,990	—	—	124,220,995	124,220,995	61,772
The Communication Services Select Sector SPDR Fund	269,017	29,196,415	54,605,634	32,231,982	3,917,153	2,235,082	487,643	57,722,302	201,201
The Consumer Discretionary Select Sector SPDR Fund	297,050	64,557,876	66,535,457	55,918,042	2,460,707	6,169,944	349,716	83,805,942	148,047
The Consumer Staples Select Sector SPDR Fund	823,198	66,654,342	72,466,714	67,026,726	(348,665)	(1,911,882)	891,078	69,833,783	479,889
The Energy Select Sector SPDR Fund	174,421	14,792,645	28,068,069	43,156,860	761,875	(465,729)	—	—	—
The Financial Select Sector SPDR Fund	1,744,694	91,369,625	106,746,845	156,656,368	23,540,892	(20,846,879)	819,642	44,154,115	145,164
The Health Care Select Sector SPDR Fund	836,897	112,805,347	179,567,707	101,226,301	1,335,554	4,636,550	1,416,389	197,118,857	880,651
The Industrial Select Sector SPDR Fund	123,248	18,181,545	53,338	18,420,460	3,337,290	(3,151,713)	—	—	—
The Materials Select Sector SPDR Fund	—	—	15,758,013	15,412,904	(345,109)	—	—	—	—
The Real Estate Sector SPDR Fund	631,688	26,164,517	77,377	26,223,615	(191,668)	173,389	—	—	—
The Technology Select Sector SPDR Fund	518,270	131,241,512	30,265,472	35,138,434	3,266,883	10,555,812	497,379	140,191,245	177,109
Total		$670,411,068	$1,899,861,001	$1,887,040,077	$37,734,912	$(2,605,426)		$718,361,478	$2,108,457
See accompanying notes to Schedule of Investments.

STATE STREET US EQUITY PREMIUM INCOME ETF
Schedule of Investments
September 30, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
AEROSPACE & DEFENSE — 0.6%
RTX Corp.	917	$153,442
AUTOMOBILES — 1.3%
General Motors Co.	2,327	141,877
Tesla, Inc. (a)	392	174,330
		316,207
BANKS — 4.0%
Bank of America Corp.	8,603	443,829
JPMorgan Chase & Co.	1,707	538,439
		982,268
BEVERAGES — 0.8%
Monster Beverage Corp. (a)	1,539	103,590
PepsiCo, Inc.	582	81,736
		185,326
BIOTECHNOLOGY — 0.3%
BioMarin Pharmaceutical, Inc. (a)	216	11,699
Vertex Pharmaceuticals, Inc. (a)	147	57,571
		69,270
BROADLINE RETAIL — 4.5%
Amazon.com, Inc. (a)	5,030	1,104,437
BUILDING PRODUCTS — 0.5%
Trane Technologies PLC	267	112,663
CAPITAL MARKETS — 4.2%
CME Group, Inc.	307	82,948
Goldman Sachs Group, Inc.	458	364,728
Intercontinental Exchange, Inc.	978	164,774
MSCI, Inc.	296	167,953
S&P Global, Inc.	478	232,648
		1,013,051
CHEMICALS — 1.4%
Ecolab, Inc.	162	44,365
International Flavors & Fragrances, Inc.	466	28,678
Linde PLC	579	275,025
		348,068
COMMERCIAL SERVICES & SUPPLIES — 1.6%
Tetra Tech, Inc.	3,243	108,252
Waste Management, Inc.	1,228	271,179
		379,431
CONSTRUCTION MATERIALS — 0.9%
Martin Marietta Materials, Inc.	367	231,313
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.7%
BJ's Wholesale Club Holdings, Inc. (a)	1,182	110,221
Costco Wholesale Corp.	77	71,274
Walmart, Inc.	2,165	223,125
		404,620
ELECTRIC UTILITIES — 1.1%
NextEra Energy, Inc.	3,530	266,480
Security Description	Shares	Value
ELECTRICAL EQUIPMENT — 2.0%
Eaton Corp. PLC	453	$169,535
Emerson Electric Co.	2,396	314,307
		483,842
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.4%
Amphenol Corp. Class A	839	103,826
ENTERTAINMENT — 1.0%
Netflix, Inc. (a)	123	147,467
Walt Disney Co.	932	106,714
		254,181
FINANCIAL SERVICES — 3.3%
Berkshire Hathaway, Inc. Class B (a)	573	288,070
Mastercard, Inc. Class A	121	68,826
Visa, Inc. Class A	1,327	453,011
		809,907
FOOD PRODUCTS — 0.2%
Mondelez International, Inc. Class A	782	48,851
GROUND TRANSPORTATION — 1.5%
Uber Technologies, Inc. (a)	3,701	362,587
HEALTH CARE EQUIPMENT & SUPPLIES — 1.3%
Abbott Laboratories	756	101,259
Becton Dickinson & Co.	375	70,189
Cooper Cos., Inc. (a)	848	58,139
Intuitive Surgical, Inc. (a)	210	93,918
		323,505
HEALTH CARE PROVIDERS & SERVICES — 0.5%
Elevance Health, Inc.	43	13,894
UnitedHealth Group, Inc.	308	106,352
		120,246
HOTELS, RESTAURANTS & LEISURE — 0.5%
McDonald's Corp.	384	116,694
HOUSEHOLD PRODUCTS — 0.6%
Procter & Gamble Co.	925	142,126
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.3%
Vistra Corp.	320	62,694
INSURANCE — 1.2%
American International Group, Inc.	548	43,040
Chubb Ltd.	310	87,497
Marsh & McLennan Cos., Inc.	307	61,870
Progressive Corp.	381	94,088
		286,495
INTERACTIVE MEDIA & SERVICES — 9.5%
Alphabet, Inc. Class A	5,011	1,218,174
Alphabet, Inc. Class C	689	167,806
Meta Platforms, Inc. Class A	1,250	917,975
		2,303,955
IT SERVICES — 0.2%
Accenture PLC Class A	228	56,225

See accompanying notes to Schedule of Investments.

STATE STREET US EQUITY PREMIUM INCOME ETF
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Shares	Value
LIFE SCIENCES TOOLS & SERVICES — 2.6%
Agilent Technologies, Inc.	396	$50,827
Danaher Corp.	525	104,086
IQVIA Holdings, Inc. (a)	687	130,489
Repligen Corp. (a)	503	67,236
Thermo Fisher Scientific, Inc.	554	268,701
		621,339
MACHINERY — 1.6%
Parker-Hannifin Corp.	403	305,535
Westinghouse Air Brake Technologies Corp.	420	84,197
		389,732
MULTI-UTILITIES — 1.3%
CMS Energy Corp.	2,466	180,659
Sempra	1,461	131,461
		312,120
OIL, GAS & CONSUMABLE FUELS — 2.3%
Chevron Corp.	931	144,575
ConocoPhillips	1,778	168,181
EQT Corp.	1,171	63,738
Exxon Mobil Corp.	1,687	190,209
		566,703
PHARMACEUTICALS — 3.6%
AstraZeneca PLC ADR	1,447	111,014
Eli Lilly & Co.	531	405,153
Johnson & Johnson	1,303	241,602
Merck & Co., Inc.	1,531	128,497
		886,266
PROFESSIONAL SERVICES — 0.8%
Broadridge Financial Solutions, Inc.	773	184,105
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.7%
CBRE Group, Inc. Class A (a)	1,147	180,721
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 15.6%
Advanced Micro Devices, Inc. (a)	1,669	270,027
Applied Materials, Inc.	1,523	311,819
Broadcom, Inc.	1,814	598,457
NVIDIA Corp.	12,532	2,338,221
Texas Instruments, Inc.	1,447	265,857
		3,784,381
SOFTWARE — 12.9%
Adobe, Inc. (a)	676	238,459
Crowdstrike Holdings, Inc. Class A (a)	141	69,143
Intuit, Inc.	90	61,462
Microsoft Corp.	3,726	1,929,882
Oracle Corp.	778	218,805
Security Description	Shares	Value
Salesforce, Inc.	1,147	$271,839
ServiceNow, Inc. (a)	88	80,984
Synopsys, Inc. (a)	525	259,030
		3,129,604
SPECIALIZED REITs — 1.5%
American Tower Corp. REIT	926	178,089
Equinix, Inc. REIT	247	193,460
		371,549
SPECIALTY RETAIL — 2.6%
Home Depot, Inc.	1,073	434,769
Lowe's Cos., Inc.	166	41,718
O'Reilly Automotive, Inc. (a)	1,335	143,926
		620,413
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 6.5%
Apple, Inc.	6,242	1,589,400
TOBACCO — 0.7%
Philip Morris International, Inc.	1,088	176,474
TRADING COMPANIES & DISTRIBUTORS — 1.7%
United Rentals, Inc.	345	329,358
WW Grainger, Inc.	77	73,378
		402,736
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
T-Mobile U.S., Inc.	244	58,409
TOTAL COMMON STOCKS (Cost $22,484,527)		24,315,662
SHORT-TERM INVESTMENT — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (b) (c) (Cost $75,181)	75,181	75,181
TOTAL INVESTMENTS — 100.3% (Cost $22,559,708)		24,390,843
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(77,450)
NET ASSETS — 100.0%		$24,313,393
(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2025.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

STATE STREET US EQUITY PREMIUM INCOME ETF
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

The Fund had the following Written Call Option contracts at September 30, 2025 :
Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation/ Depreciation
S&P 500 Index	N/A	USD 6,650	10/03/2025	(9)	USD 6,019,614	$ (49,185)	$(15,333)	$(33,852)
S&P 500 Index	N/A	USD 6,750	10/10/2025	(9)	USD 6,019,614	(20,115)	(12,193)	(7,922)
S&P 500 Index	N/A	USD 6,845	10/17/2025	(9)	USD 6,019,614	(11,610)	(12,573)	963
S&P 500 Index	N/A	USD 6,890	10/24/2025	(9)	USD 6,019,614	(11,880)	(14,373)	2,493
						$(92,790)	$(54,472)	$(38,318)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$24,315,662	$—	$—	$24,315,662
Short-Term Investment	75,181	—	—	75,181
TOTAL INVESTMENTS	$24,390,843	$—	$—	$24,390,843
OTHER FINANCIAL INSTRUMENTS:
Call Options Written - Unrealized Appreciation	$3,456	$—	$—	$3,456
Call Options Written - Unrealized Depreciation	(41,774)	—	—	(41,774)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(38,318)	$—	$—	$(38,318)

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$272,610	$197,429	$—	$—	75,181	$75,181	$373
See accompanying notes to Schedule of Investments.

STATE STREET NUVEEN MUNICIPAL BOND ETF
Schedule of Investments
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 98.0%
ALABAMA — 5.2%
Black Belt Energy Gas District Revenue, AL Series B, 4.00%, 10/1/2052 (a)	$500,000	$506,007
County of Jefferson Sewer Revenue, AL 5.25%, 10/1/2040	200,000	216,216
Southeast Energy Authority A Cooperative District Revenue, AL Series A, 5.00%, 11/1/2035	750,000	790,524
		1,512,747
ARIZONA — 5.6%
Arizona Board of Regents Revenue, AZ Series A, 5.00%, 7/1/2034	900,000	1,042,352
Maricopa County Industrial Development Authority Revenue, AZ AMT, 4.00%, 10/15/2047 (b)	100,000	83,310
Maricopa County Pollution Control Corp. Revenue, AZ Series B, 0.88%, 6/1/2043 (a)	500,000	485,350
		1,611,012
ARKANSAS — 1.8%
Arkansas Development Finance Authority Revenue, AR AMT, 5.45%, 9/1/2052	525,000	523,978
CALIFORNIA — 14.6%
California Community Choice Financing Authority Revenue, CA:
Series E, 5.00%, 9/1/2032	1,000,000	1,087,210
Series E-1, 5.00%, 2/1/2054 (a)	500,000	537,931
California Housing Finance Agency Revenue, CA Series 2021-1, 3.50%, 11/20/2035	167,404	163,482
California Infrastructure & Economic Development Bank Revenue, CA Series A, AMT, 9.50%, 1/1/2065 (a) (b)	305,000	279,190
City & County of San Francisco Special Tax District No., Special Tax Revenue, CA Series B, 5.75%, 9/1/2053 (b)	350,000	366,317
Orange County Community Facilities District, Special Tax Revenue, CA Series A, 5.00%, 8/15/2037	250,000	264,720
Palomar Health, General Obligation, CA Series A, Assured Guaranty, Inc., Zero Coupon, 8/1/2027 (c)	100,000	93,225
San Francisco Bay Area Rapid Transit District, General Obligation, CA Series H, 5.00%, 8/1/2034	800,000	959,495
Security Description	Principal Amount	Value
San Francisco City & County Airport Comm-San Francisco International Airport Revenue, CA Series H, AMT, 5.00%, 5/1/2028	$175,000	$184,095
State of California, General Obligation, CA 5.00%, 3/1/2030	250,000	277,944
		4,213,609
COLORADO — 2.5%
Colorado Health Facilities Authority Revenue, CO Series A-1, 4.00%, 8/1/2037	200,000	200,659
Trails at Crowfoot Metropolitan District No. 3, General Obligation, CO Series A, Assured Guaranty, Inc., 5.00%, 12/1/2039 (c)	500,000	528,404
		729,063
DISTRICT OF COLUMBIA — 1.0%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, DC Series B, 4.00%, 10/1/2038	305,000	300,451
FLORIDA — 6.2%
County of Miami-Dade Water & Sewer System Revenue, FL 3.00%, 10/1/2036	530,000	489,535
Crosswinds East Community Development District, Special Assessment, FL 5.50%, 5/1/2044	135,000	136,097
Florida Development Finance Corp. Revenue, FL:
Series A, AMT, 4.38%, 10/1/2054 (a) (b)	250,000	252,374
AMT, 6.13%, 7/1/2032 (a) (b)	300,000	303,043
Series B, AMT, VRN, 10.00%, 7/1/2057 (a) (b)	390,000	332,247
Preserve at South Branch Community Development District, Special Assessment, FL 4.00%, 11/1/2039	300,000	283,503
		1,796,799
GEORGIA — 5.5%
Main Street Natural Gas, Inc. Revenue, GA Series E-1, 5.00%, 12/1/2053 (a)	600,000	646,508
Municipal Electric Authority of Georgia Revenue, GA Series B, 5.00%, 1/1/2048	605,000	603,614
Richmond County Hospital Authority Revenue, GA 3.00%, 1/1/2033	345,000	342,346
		1,592,468

See accompanying notes to Schedule of Investments.

STATE STREET NUVEEN MUNICIPAL BOND ETF
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
IDAHO — 0.4%
Spring Valley Community Infrastructure District No. 1, Special Assessment, ID 6.25%, 9/1/2053 (b)	$100,000	$101,686
ILLINOIS — 3.0%
Chicago O'Hare International Airport Revenue, IL Build America Mutual Assurance Corp., 5.00%, 1/1/2038 (c)	250,000	270,684
Northern Illinois University Revenue, IL Series B, Build America Mutual Assurance Corp., 4.00%, 4/1/2037 (c)	345,000	345,823
State of Illinois, General Obligation, IL:
Series D, 3.25%, 11/1/2026	100,000	100,451
Series A, 5.00%, 12/1/2031	150,000	156,160
		873,118
IOWA — 0.8%
Iowa Finance Authority Revenue, IA 4.00%, 12/1/2050 (a)	200,000	217,172
KANSAS — 1.0%
City of Olathe, General Obligation, KS Series 234, 3.00%, 10/1/2031	300,000	301,502
KENTUCKY — 1.6%
Kentucky Economic Development Finance Authority Revenue, KY Series A-P3, 4.25%, 7/1/2035	450,000	450,038
LOUISIANA — 2.0%
Louisiana Offshore Terminal Authority Revenue, LA Series 2007A, 4.15%, 9/1/2027	250,000	253,285
Louisiana Public Facilities Authority Revenue, LA Series A, 4.00%, 4/1/2039	320,000	320,790
		574,075
MARYLAND — 0.8%
State of Maryland Department of Transportation Revenue, MD Series B, AMT, 5.00%, 8/1/2030	200,000	218,278
MICHIGAN — 3.2%
Michigan Finance Authority Revenue, MI 5.00%, 11/1/2034	110,000	115,130
Michigan State Building Authority Revenue, MI Series I, 2.99%, 4/15/2059 (a)	250,000	250,000
Michigan State University Revenue, MI Series A, 5.00%, 2/15/2030	500,000	552,442
		917,572
Security Description	Principal Amount	Value
MINNESOTA — 1.3%
Duluth Economic Development Authority Revenue, MN Series A, 4.00%, 6/15/2037	$380,000	$386,272
MISSOURI — 0.4%
City of St. Louis Airport Revenue, MO Series C, 5.00%, 7/1/2029	100,000	108,761
NEBRASKA — 1.0%
Central Plains Energy Project Revenue, NE Series A, 5.00%, 5/1/2054 (a)	275,000	294,633
NEW JERSEY — 1.9%
New Jersey Turnpike Authority Revenue, NJ Series B, 5.00%, 1/1/2029	500,000	539,691
NEW MEXICO — 3.3%
New Mexico Hospital Equipment Loan Council Revenue, NM Series A, 4.00%, 8/1/2039	1,000,000	954,609
NEW YORK — 7.3%
New York City Industrial Development Agency Revenue, NY Series A, Assured Guaranty, Inc., 3.00%, 3/1/2036 (c)	795,000	748,056
New York Transportation Development Corp. Revenue, NY AMT, 6.00%, 4/1/2035	250,000	274,822
Triborough Bridge & Tunnel Authority Revenue, NY:
Series A, 5.00%, 12/1/2033	360,000	416,747
Series A, 5.00%, 12/1/2034	575,000	668,668
		2,108,293
OHIO — 2.0%
State of Ohio Revenue, OH Series A, 3.25%, 1/1/2035	580,000	564,260
OKLAHOMA — 5.5%
Oklahoma County Finance Authority Revenue, OK 4.00%, 9/1/2038	500,000	495,444
Oklahoma Development Finance Authority Revenue, OK Series B, 5.00%, 8/15/2038	300,000	304,435
Oklahoma Turnpike Authority Revenue, OK Series A, 5.00%, 1/1/2044	750,000	797,131
		1,597,010
PENNSYLVANIA — 0.4%
Pennsylvania Economic Development Financing Authority Revenue, PA Series C, 5.25%, 12/1/2037 (a)	100,000	100,790

See accompanying notes to Schedule of Investments.

STATE STREET NUVEEN MUNICIPAL BOND ETF
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
TENNESSEE — 1.0%
Tennessee Energy Acquisition Corp. Revenue, TN Series A, 5.25%, 9/1/2026	$275,000	$279,235
TEXAS — 10.2%
Board of Regents of the University of Texas System Revenue, TX Series B, 5.00%, 8/15/2027	500,000	524,211
City of San Antonio, General Obligation, TX 5.00%, 2/1/2030	250,000	274,987
Fort Bend Independent School District, General Obligation, TX Series B, Permanent School Fund, 4.00%, 2/15/2033 (c)	610,000	625,318
Lewisville Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 8/15/2028 (c)	100,000	107,417
New Hope Cultural Education Facilities Finance Corp. Revenue, TX Series A1, 5.50%, 1/1/2057	465,000	416,805
Texas Municipal Power Agency Revenue, TX Assured Guaranty, Inc., 3.00%, 9/1/2039 (c)	250,000	216,846
Texas Private Activity Bond Surface Transportation Corp. Revenue, TX AMT, 5.50%, 12/31/2058	500,000	515,211
Van Alstyne Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/15/2029 (c)	240,000	258,887
		2,939,682
UTAH — 3.6%
Utah Associated Municipal Power Systems Revenue, UT Series A, 5.00%, 9/1/2032	260,000	270,669
Utah Telecommunication Open Infrastructure Agency Revenue, UT 4.38%, 6/1/2040	750,000	766,019
		1,036,688
VIRGINIA — 1.7%
Isle Wight County Industrial Development Authority Revenue, VA Assured Guaranty, Inc., 5.25%, 7/1/2048 (c)	345,000	358,639
Virginia Small Business Financing Authority Revenue, VA AMT, 5.00%, 6/30/2039	125,000	128,751
		487,390
Security Description	Principal Amount	Value
WASHINGTON — 1.2%
State of Washington, General Obligation, WA Series 2017-A, 5.00%, 8/1/2029	$150,000	$153,089
Washington Health Care Facilities Authority Revenue, WA 5.00%, 8/15/2037	200,000	201,085
		354,174
WISCONSIN — 2.0%
Public Finance Authority Revenue, WI Series A, 6.00%, 6/15/2052	250,000	218,262
Wisconsin Health & Educational Facilities Authority Revenue, WI Series A, 3.00%, 10/15/2037	425,000	372,740
		591,002
TOTAL MUNICIPAL BONDS & NOTES (Cost $27,930,300)		28,276,058
	Shares
SHORT-TERM INVESTMENT — 0.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (d) (e) (Cost $252,599)	252,599	252,599
TOTAL INVESTMENTS — 98.9% (Cost $28,182,899)		28,528,657
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.1%		310,203
NET ASSETS — 100.0%		$28,838,860
(a)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 6.0% of net assets as of September 30, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Bond is insured by the following:
% of Net Assets
Assured Guaranty, Inc.	6.7%
Permanent School Fund Guaranteed	3.4%
Build America Mutual Assurance Corp.	2.1%

See accompanying notes to Schedule of Investments.

STATE STREET NUVEEN MUNICIPAL BOND ETF
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2025.
AMT	Alternative Minimum Tax
VRN	Variable Rate Note
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$28,276,058	$—	$28,276,058
Short-Term Investment	252,599	—	—	252,599
TOTAL INVESTMENTS	$252,599	$28,276,058	$—	$28,528,657

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	544,042	$544,042	$2,781,992	$3,073,435	$—	$—	252,599	$252,599	$11,244
See accompanying notes to Schedule of Investments.

STATE STREET NUVEEN MUNICIPAL BOND ESG ETF
Schedule of Investments
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 91.0%
ALABAMA — 2.5%
Black Belt Energy Gas District Revenue, AL Series C, 5.50%, 10/1/2054 (a)	$300,000	$331,715
CALIFORNIA — 13.4%
California Community Choice Financing Authority Revenue, CA Series D, 5.50%, 5/1/2054 (a)	300,000	320,343
City of San Francisco Public Utilities Commission Water Revenue, CA Series A, 5.00%, 11/1/2034	400,000	480,471
State of California, General Obligation, CA 5.00%, 3/1/2031	400,000	452,448
University of California Revenue, CA Series CB, 5.00%, 5/15/2038	450,000	515,950
		1,769,212
CONNECTICUT — 5.8%
State of Connecticut Special Tax Revenue, CT Series A, 4.00%, 5/1/2039	460,000	462,242
Steel Point Infrastructure Improvement District, Special Obligation, CT 4.00%, 4/1/2031 (b)	300,000	305,182
		767,424
FLORIDA — 7.5%
Florida Development Finance Corp. Revenue, FL Series B, AMT, VRN, 10.00%, 7/1/2057 (a) (b)	215,000	183,162
Hobe-St. Lucie Conservancy District, Special Assessment, FL 5.60%, 5/1/2044	100,000	101,699
Saltleaf Community Development District, Special Assessment, FL 5.63%, 5/1/2044	110,000	111,001
Somerset Community Development District, Special Assessment, FL:
4.00%, 5/1/2032	200,000	200,019
4.20%, 5/1/2037	200,000	191,693
Westside Haines City Community Development District, Special Assessment, FL 6.00%, 5/1/2054	200,000	202,608
		990,182
ILLINOIS — 4.2%
Chicago O'Hare International Airport Revenue, IL Build America Mutual Assurance Corp., 5.00%, 1/1/2038 (c)	250,000	270,685
Security Description	Principal Amount	Value
City of Chicago, General Obligation, IL Series A, 5.50%, 1/1/2039	$275,000	$281,512
		552,197
IOWA — 2.5%
Iowa Finance Authority Revenue, IA 4.00%, 12/1/2050 (a)	300,000	325,758
MASSACHUSETTS — 4.4%
Massachusetts Development Finance Agency Revenue, MA Series B, 5.00%, 11/15/2032	500,000	580,222
MONTANA — 1.6%
Cascade County Elementary School District No. 1 Great Falls, General Obligation, MT 3.00%, 7/1/2029	205,000	206,701
NEW JERSEY — 6.3%
New Jersey Economic Development Authority Revenue, NJ:
Series MMM, 5.00%, 6/15/2033	180,000	194,488
Series QQQ, 5.00%, 6/15/2033	275,000	302,011
New Jersey Transportation Trust Fund Authority Revenue, NJ Series CC, 5.25%, 6/15/2036	300,000	334,815
		831,314
NEW YORK — 16.4%
Metropolitan Transportation Authority Dedicated Tax Fund Revenue, NY Series A, 5.00%, 11/15/2037	575,000	628,871
New York City Transitional Finance Authority Future Tax Secured Revenue, NY Series A, 5.00%, 11/1/2026	440,000	451,836
New York Transportation Development Corp. Revenue, NY AMT, 6.00%, 4/1/2035	250,000	274,822
Triborough Bridge & Tunnel Authority Revenue, NY:
Series A, 5.00%, 12/1/2033	270,000	312,561
Series A, 5.00%, 12/1/2034	425,000	494,233
		2,162,323
OREGON — 3.0%
Medford Hospital Facilities Authority Revenue, OR Series A, 5.00%, 8/15/2037	370,000	388,900
PENNSYLVANIA — 3.6%
Pennsylvania Economic Development Financing Authority Revenue, PA:
Series 2021A-2, 4.60%, 10/1/2046 (a)	375,000	376,611
Series C, 5.25%, 12/1/2037 (a)	100,000	100,790
		477,401

See accompanying notes to Schedule of Investments.

STATE STREET NUVEEN MUNICIPAL BOND ESG ETF
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
TEXAS — 3.9%
Texas Private Activity Bond Surface Transportation Corp. Revenue, TX AMT, 5.50%, 12/31/2058	$500,000	$515,211
VIRGINIA — 6.7%
Isle Wight County Industrial Development Authority Revenue, VA Assured Guaranty, Inc., 5.25%, 7/1/2048 (c)	345,000	358,639
Virginia Small Business Financing Authority Revenue, VA AMT, 5.00%, 1/1/2037	500,000	522,278
		880,917
WASHINGTON — 4.0%
Washington State Housing Finance Commission Revenue, WA 5.50%, 7/1/2044	500,000	522,523
WISCONSIN — 5.2%
Public Finance Authority Revenue, WI Series A, 4.00%, 11/15/2037	600,000	584,383
Public Finance Authority, Special Obligation, WI Series A, 5.00%, 6/1/2041 (b)	100,000	100,552
		684,935
TOTAL MUNICIPAL BONDS & NOTES (Cost $11,768,646)		11,986,935
	Shares
SHORT-TERM INVESTMENT — 7.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (d) (e) (Cost $985,360)	985,360	985,360
TOTAL INVESTMENTS — 98.5% (Cost $12,754,006)		12,972,295
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.5%		198,665
NET ASSETS — 100.0%		$13,170,960
(a)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 4.5% of net assets as of September 30, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Bond is insured by the following:
% of Net Assets
Assured Guaranty, Inc.	2.7%
Build America Mutual Assurance Corp.	2.1%
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2025.
AMT	Alternative Minimum Tax
VRN	Variable Rate Note

See accompanying notes to Schedule of Investments.

STATE STREET NUVEEN MUNICIPAL BOND ESG ETF
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$11,986,935	$—	$11,986,935
Short-Term Investment	985,360	—	—	985,360
TOTAL INVESTMENTS	$985,360	$11,986,935	$—	$12,972,295

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	735,970	$735,970	$1,167,312	$917,922	$—	$—	985,360	$985,360	$11,706
See accompanying notes to Schedule of Investments.

STATE STREET LOOMIS SAYLES OPPORTUNISTIC BOND ETF
Schedule of Investments
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 66.0%
AUSTRALIA — 0.9%
AngloGold Ashanti Holdings PLC 6.50%, 4/15/2040	$54,000	$57,380
Mineral Resources Ltd. 9.25%, 10/1/2028 (a)	162,000	169,917
Northern Star Resources Ltd. 6.13%, 4/11/2033 (a)	120,000	127,002
Rio Tinto Finance USA PLC 5.25%, 3/14/2035	70,000	72,152
		426,451
BRAZIL — 1.1%
Petrobras Global Finance BV:
6.25%, 1/10/2036	235,000	231,966
6.50%, 7/3/2033	99,000	103,338
Raizen Fuels Finance SA 6.70%, 2/25/2037 (a)	230,000	222,132
		557,436
CANADA — 2.0%
Algoma Steel, Inc. 9.13%, 4/15/2029 (a)	14,000	11,933
Bombardier, Inc.:
6.75%, 6/15/2033 (a)	50,000	52,185
7.25%, 7/1/2031 (a)	113,000	119,786
Enerflex Ltd. 9.00%, 10/15/2027 (a)	126,000	129,011
goeasy Ltd.:
6.88%, 2/15/2031 (a)	22,000	21,390
7.38%, 10/1/2030 (a)	134,000	135,177
Great Canadian Gaming Corp./Raptor LLC 8.75%, 11/15/2029 (a)	53,000	52,396
Magna International, Inc. 5.88%, 6/1/2035	40,000	42,136
New Flyer Holdings, Inc. 9.25%, 7/1/2030 (a)	61,000	65,282
RB Global Holdings, Inc. 6.75%, 3/15/2028 (a)	139,000	142,176
Saturn Oil & Gas, Inc. 9.63%, 6/15/2029 (a)	49,000	50,753
TransAlta Corp.:
6.50%, 3/15/2040	65,000	65,310
7.75%, 11/15/2029	70,000	72,810
		960,345
CAYMAN ISLANDS — 0.3%
Global Aircraft Leasing Co. Ltd. 8.75%, 9/1/2027 (a)	133,000	136,888
CHINA — 0.5%
Alibaba Group Holding Ltd. 3.15%, 2/9/2051	123,000	85,978
Prosus NV 4.19%, 1/19/2032 (a)	157,000	150,446
		236,424
Security Description	Principal Amount	Value
FINLAND — 0.7%
Amer Sports Co. 6.75%, 2/16/2031 (a)	$132,000	$137,404
Nordea Bank Abp VRN, 5 yr. CMT + 2.72%, 6.75%, 11/10/2033 (a) (b)	215,000	218,012
		355,416
FRANCE — 1.7%
BNP Paribas SA 5 yr. CMT + 3.20%, 4.63%, 1/12/2027 (a) (b)	157,000	154,631
Credit Agricole SA SOFR + 1.46%, 5.22%, 5/27/2031 (a) (b)	250,000	256,592
L'Oreal SA 5.00%, 5/20/2035 (a)	200,000	205,854
Societe Generale SA SOFR + 1.73%, 5.44%, 10/3/2036 (a) (b) (c)	200,000	199,808
		816,885
GERMANY — 0.6%
Deutsche Bank AG:
SOFR + 1.72%, 3.04%, 5/28/2032 (b)	86,000	78,535
VRN, 5 yr. USD SOFR ICE Swap + 4.36%, 8.13%, 4/30/2030 (b)	200,000	211,998
		290,533
IRELAND — 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.30%, 1/30/2032	86,000	79,261
ITALY — 1.5%
Intesa Sanpaolo SpA 1 yr. CMT + 4.40%, 8.25%, 11/21/2033 (a) (b)	190,000	224,360
Telecom Italia Capital SA 7.72%, 6/4/2038	86,000	95,421
UniCredit SpA 5 yr. USD ICE Swap + 4.91%, 7.30%, 4/2/2034 (a) (b)	384,000	409,874
		729,655
NETHERLANDS — 0.1%
NXP BV/NXP Funding LLC/NXP USA, Inc. 5.00%, 1/15/2033	42,000	42,530
SOUTH AFRICA — 1.0%
Anglo American Capital PLC 5.75%, 4/5/2034 (a)	190,000	199,540

See accompanying notes to Schedule of Investments.

STATE STREET LOOMIS SAYLES OPPORTUNISTIC BOND ETF
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Windfall Mining Group, Inc./Groupe Minier Windfall, Inc. 5.85%, 5/13/2032 (a)	$255,000	$265,389
		464,929
SPAIN — 1.2%
Banco Bilbao Vizcaya Argentaria SA:
1 yr. CMT + 1.95%, 6.03%, 3/13/2035 (b)	190,000	202,335
VRN, 5 yr. CMT + 3.25%, 7.75%, 1/14/2032 (b)	190,000	201,246
Banco Santander SA 6.35%, 3/14/2034	190,000	203,849
		607,430
SWITZERLAND — 1.3%
UBS Group AG:
SOFR + 3.70%, 6.44%, 8/11/2028 (a) (b)	202,000	209,902
VRN, 5 yr. USD SOFR ICE Swap + 3.30%, 7.00%, 2/5/2035 (a) (b)	285,000	290,575
VistaJet Malta Finance PLC/Vista Management Holding, Inc.:
6.38%, 2/1/2030 (a)	14,000	13,649
9.50%, 6/1/2028 (a)	99,000	103,086
		617,212
UNITED KINGDOM — 2.1%
Barclays PLC VRN, 5 yr. USD SOFR ICE Swap + 3.69%, 7.63%, 3/15/2035 (b)	200,000	211,812
British Telecommunications PLC 9.63%, 12/15/2030	89,000	109,571
HSBC Holdings PLC SOFR + 3.02%, 7.40%, 11/13/2034 (b)	190,000	216,347
Lloyds Banking Group PLC VRN, 1 yr. CMT + 1.60%, 6.07%, 6/13/2036 (b)	200,000	210,264
Marex Group PLC 6.40%, 11/4/2029	66,000	68,098
Standard Chartered PLC VRN, 1 yr. CMT + 1.20%, 5.40%, 8/12/2036 (a) (b)	215,000	218,204
		1,034,296
UNITED STATES — 50.8%
Adtalem Global Education, Inc. 5.50%, 3/1/2028 (a)	133,000	132,723
Advance Auto Parts, Inc.:
7.00%, 8/1/2030 (a)	88,000	90,635
7.38%, 8/1/2033 (a)	52,000	53,629
Ahead DB Holdings LLC 6.63%, 5/1/2028 (a)	37,000	37,032
Security Description	Principal Amount	Value
Allegiant Travel Co. 7.25%, 8/15/2027 (a)	$135,000	$136,685
Alta Equipment Group, Inc. 9.00%, 6/1/2029 (a)	53,000	49,527
Amazon.com, Inc. 3.10%, 5/12/2051	81,000	56,237
AMC Networks, Inc. 10.50%, 7/15/2032 (a)	66,000	69,796
American Axle & Manufacturing, Inc. 5.00%, 10/1/2029	89,000	84,562
American Express Co. 5.85%, 11/5/2027	33,000	34,197
American Financial Group, Inc. 5.00%, 9/23/2035	185,000	181,135
American Tower Corp. 2.30%, 9/15/2031	137,000	120,957
AmeriGas Partners LP/AmeriGas Finance Corp.:
9.38%, 6/1/2028 (a)	95,000	97,686
9.50%, 6/1/2030 (a)	18,000	18,851
Ameriprise Financial, Inc. 4.50%, 5/13/2032	42,000	42,188
Amgen, Inc. 4.20%, 3/1/2033	86,000	83,626
Amneal Pharmaceuticals LLC 6.88%, 8/1/2032 (a)	60,000	62,105
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.75%, 1/15/2028 (a)	76,000	76,003
5.75%, 10/15/2033 (a)	77,000	76,685
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp. 7.00%, 4/15/2030 (a)	87,246	88,292
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC 7.88%, 11/1/2029 (a)	150,000	156,511
Apollo Commercial Real Estate Finance, Inc. 4.63%, 6/15/2029 (a)	72,000	69,237
Appalachian Power Co. Series Z, 3.70%, 5/1/2050	35,000	25,511
Applied Materials, Inc. 4.60%, 1/15/2036	1,210,000	1,198,106
Arches Buyer, Inc. 6.13%, 12/1/2028 (a)	51,000	50,004
Aretec Group, Inc. 7.50%, 4/1/2029 (a)	51,000	51,266
Armor Holdco, Inc. 8.50%, 11/15/2029 (a)	26,000	25,852
Athene Holding Ltd. VRN, 5 yr. CMT + 2.58%, 6.88%, 6/28/2055 (b)	230,000	235,669

See accompanying notes to Schedule of Investments.

STATE STREET LOOMIS SAYLES OPPORTUNISTIC BOND ETF
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Atlanticus Holdings Corp. 9.75%, 9/1/2030 (a)	$51,000	$50,737
Avianca Midco 2 PLC 9.00%, 12/1/2028 (a)	82,032	82,062
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
5.38%, 3/1/2029 (a)	87,000	84,833
8.38%, 6/15/2032 (a)	54,000	56,574
Avnet, Inc. 5.50%, 6/1/2032	40,000	40,697
Axon Enterprise, Inc. 6.13%, 3/15/2030 (a)	105,000	107,944
Bain Capital Specialty Finance, Inc. 2.55%, 10/13/2026	145,000	141,872
BGC Group, Inc. 4.38%, 12/15/2025	121,000	120,735
Biogen, Inc. 5.05%, 1/15/2031	55,000	56,510
BlackRock TCP Capital Corp. 2.85%, 2/9/2026	118,000	116,706
Blackrock, Inc. 2.10%, 2/25/2032	59,000	51,715
Blackstone Mortgage Trust, Inc. 7.75%, 12/1/2029 (a)	67,000	70,701
Block, Inc. 5.63%, 8/15/2030 (a)	119,000	120,535
Blue Owl Capital Corp. 8.45%, 11/15/2026	53,000	54,931
Bread Financial Holdings, Inc. 9.75%, 3/15/2029 (a)	113,000	120,631
Broadcom, Inc.:
3.50%, 2/15/2041 (a)	194,000	159,637
4.15%, 4/15/2032 (a)	110,000	107,878
4.90%, 7/15/2032	345,000	352,831
Brundage-Bone Concrete Pumping Holdings, Inc. 7.50%, 2/1/2032 (a)	69,000	69,722
BWX Technologies, Inc. 4.13%, 4/15/2029 (a)	17,000	16,480
Cadence Design Systems, Inc. 4.70%, 9/10/2034	53,000	52,909
California Resources Corp. 8.25%, 6/15/2029 (a)	75,000	78,250
Capital One Financial Corp. SOFR + 3.37%, 7.96%, 11/2/2034 (b)	236,000	278,775
Carlyle Group, Inc. 5.05%, 9/19/2035	150,000	148,897
Carlyle Secured Lending, Inc. 5.75%, 2/15/2031 (c)	65,000	64,621
Carnival Corp.:
5.13%, 5/1/2029 (a) (c)	168,000	168,000
5.88%, 6/15/2031 (a)	176,000	180,486
Carpenter Technology Corp. 7.63%, 3/15/2030	79,000	81,511
Security Description	Principal Amount	Value
Carriage Purchaser, Inc. 7.88%, 10/15/2029 (a)	$38,000	$35,416
Caterpillar, Inc. 5.20%, 5/15/2035	100,000	103,489
CCO Holdings LLC/CCO Holdings Capital Corp. 4.50%, 8/15/2030 (a)	81,000	76,507
CenterPoint Energy Houston Electric LLC 5.30%, 4/1/2053	16,000	15,655
Century Communities, Inc. 6.63%, 9/15/2033 (a)	32,000	32,277
Charter Communications Operating LLC/Charter Communications Operating Capital 5.85%, 12/1/2035	230,000	232,254
Chemours Co. 8.00%, 1/15/2033 (a)	77,000	76,643
Chord Energy Corp. 6.00%, 10/1/2030 (a)	30,000	29,786
Ciena Corp. 4.00%, 1/31/2030 (a)	142,000	135,552
Citadel LP:
6.00%, 1/23/2030 (a)	33,000	34,301
6.38%, 1/23/2032 (a)	23,000	24,328
Citigroup, Inc.:
SOFR + 1.49%, 5.17%, 9/11/2036 (b)	70,000	70,699
SOFR + 1.83%, 6.02%, 1/24/2036 (b)	165,000	173,017
Series GG, 5 yr. CMT + 2.89%, 6.88%, 8/15/2030 (b)	230,000	237,247
Clean Harbors, Inc. 5.13%, 7/15/2029 (a)	9,000	8,935
Comcast Corp.:
2.99%, 11/1/2063	233,000	133,059
4.95%, 5/15/2032	230,000	235,833
CommScope LLC 4.75%, 9/1/2029 (a)	101,000	100,345
Compass Minerals International, Inc. 8.00%, 7/1/2030 (a)	76,000	79,521
Continental Resources, Inc. 2.27%, 11/15/2026 (a)	54,000	52,627
COPT Defense Properties LP 2.75%, 4/15/2031	17,000	15,391
CoreWeave, Inc. 9.25%, 6/1/2030 (a)	89,000	91,915
Crane NXT Co. 4.20%, 3/15/2048	28,000	18,705
CrossCountry Intermediate HoldCo LLC 6.50%, 10/1/2030 (a)	35,000	35,111
Crown Americas LLC 5.88%, 6/1/2033 (a)	82,000	82,859

See accompanying notes to Schedule of Investments.

STATE STREET LOOMIS SAYLES OPPORTUNISTIC BOND ETF
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
CSC Holdings LLC 3.38%, 2/15/2031 (a)	$201,000	$129,794
CVR Energy, Inc.:
5.75%, 2/15/2028 (a)	35,000	34,431
8.50%, 1/15/2029 (a)	53,000	54,220
Delta Air Lines, Inc. 5.25%, 7/10/2030	35,000	35,726
Deluxe Corp. 8.13%, 9/15/2029 (a)	87,000	90,866
Diamondback Energy, Inc. 6.25%, 3/15/2033	198,000	213,254
Discovery Communications LLC 6.35%, 6/1/2040	17,000	15,556
DISH Network Corp. 11.75%, 11/15/2027 (a)	147,000	155,591
Diversified Healthcare Trust 7.25%, 10/15/2030 (a)	45,000	45,742
Dominion Energy, Inc. Series A, 5 yr. CMT + 2.39%, 6.88%, 2/1/2055 (b)	76,000	79,670
Dotdash Meredith, Inc. 7.63%, 6/15/2032 (a)	43,000	42,502
Dow Chemical Co. 5.65%, 3/15/2036	235,000	236,034
DT Midstream, Inc. 4.38%, 6/15/2031 (a)	14,000	13,543
DTE Electric Co. 5.25%, 5/15/2035	50,000	51,494
EchoStar Corp. 10.75%, 11/30/2029	84,019	92,443
Edison International 6.25%, 3/15/2030	5,000	5,204
EF Holdco/EF Cayman Holdings/Ellington Fin REIT Cayman/TRS/EF Cayman Non-MTM 7.38%, 9/30/2030 (a) (c)	40,000	40,000
Eli Lilly & Co. 4.70%, 2/27/2033	69,000	70,370
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	37,000	30,702
Energy Transfer LP:
5.70%, 4/1/2035	75,000	77,471
5.95%, 5/15/2054	119,000	115,430
6.40%, 12/1/2030	132,000	143,048
VRN, 5 yr. CMT + 2.48%, 6.75%, 2/15/2056 (b)	230,000	229,735
Enova International, Inc.:
9.13%, 8/1/2029 (a)	38,000	39,807
11.25%, 12/15/2028 (a)	29,000	30,913
Entergy Arkansas LLC 5.45%, 6/1/2034	50,000	52,293
Enviri Corp. 5.75%, 7/31/2027 (a)	72,000	71,358
ERP Operating LP 4.65%, 9/15/2034	66,000	65,207
Security Description	Principal Amount	Value
Esab Corp. 6.25%, 4/15/2029 (a)	$13,000	$13,360
Expedia Group, Inc. 5.40%, 2/15/2035	120,000	123,203
EZCORP, Inc. 7.38%, 4/1/2032 (a)	134,000	143,061
F&G Global Funding 4.65%, 9/8/2028 (a)	45,000	45,153
Ferguson Enterprises, Inc. 4.35%, 3/15/2031	135,000	134,182
Fidelity National Financial, Inc. 2.45%, 3/15/2031	32,000	28,355
Five Point Operating Co. LP/Five Point Capital Corp. 10.50%, 1/15/2028 (a) (d)	65,801	66,264
Flex Ltd. 5.25%, 1/15/2032	81,000	83,130
Florida Gas Transmission Co. LLC 5.75%, 7/15/2035 (a)	55,000	57,055
Freedom Mortgage Holdings LLC 9.13%, 5/15/2031 (a)	40,000	42,606
Freeport-McMoRan, Inc. 4.63%, 8/1/2030	137,000	135,748
Frontier Communications Holdings LLC 6.75%, 5/1/2029 (a)	87,000	87,876
Garrett Motion Holdings, Inc./Garrett LX I SARL 7.75%, 5/31/2032 (a)	71,000	74,456
Gen Digital, Inc. 6.25%, 4/1/2033 (a)	50,000	51,216
General Dynamics Corp. 4.95%, 8/15/2035	35,000	35,644
Genuine Parts Co. 4.95%, 8/15/2029	71,000	72,342
Global Payments, Inc. 5.40%, 8/15/2032	33,000	33,758
Gray Media, Inc. 10.50%, 7/15/2029 (a)	58,000	62,745
Great Lakes Dredge & Dock Corp. 5.25%, 6/1/2029 (a)	38,000	36,819
Group 1 Automotive, Inc. 6.38%, 1/15/2030 (a)	66,000	67,533
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (a)	67,000	68,794
Helmerich & Payne, Inc. 5.50%, 12/1/2034	500,000	489,770
Hess Midstream Operations LP 5.88%, 3/1/2028 (a)	124,000	126,363
Hilton Domestic Operating Co., Inc.:
5.75%, 9/15/2033 (a)	63,000	63,890
5.88%, 4/1/2029 (a)	106,000	108,160

See accompanying notes to Schedule of Investments.

STATE STREET LOOMIS SAYLES OPPORTUNISTIC BOND ETF
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
HLF Financing SARL LLC/Herbalife International, Inc.:
4.88%, 6/1/2029 (a)	$72,000	$63,284
12.25%, 4/15/2029 (a)	14,000	15,259
HPS Corporate Lending Fund:
5.45%, 11/15/2030 (a)	175,000	174,865
5.85%, 6/5/2030 (a)	225,000	228,955
HUB International Ltd. 7.38%, 1/31/2032 (a)	50,000	52,183
Hughes Satellite Systems Corp. 5.25%, 8/1/2026	21,000	20,588
Hyatt Hotels Corp. 5.75%, 3/30/2032	45,000	46,897
iHeartCommunications, Inc.:
7.75%, 8/15/2030 (a)	48,000	39,872
9.13%, 5/1/2029 (a)	69,018	62,481
Interface, Inc. 5.50%, 12/1/2028 (a)	51,000	50,987
Jabil, Inc. 5.45%, 2/1/2029	11,000	11,354
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group 5.95%, 4/20/2035 (a)	33,000	34,679
JELD-WEN, Inc. 7.00%, 9/1/2032 (a)	41,000	34,643
JetBlue Airways Corp./JetBlue Loyalty LP 9.88%, 9/20/2031 (a)	82,000	83,220
JPMorgan Chase & Co.:
3 mo. USD Term SOFR + 1.46%, 3.16%, 4/22/2042 (b)	76,000	59,182
SOFR + 1.32%, 5.50%, 1/24/2036 (b)	43,000	44,997
SOFR + 1.64%, 5.58%, 7/23/2036 (b)	115,000	119,310
SOFR + 1.68%, 5.57%, 4/22/2036 (b)	120,000	126,589
Series OO, VRN, 5 yr. CMT + 2.15%, 6.50%, 4/1/2030 (b)	85,000	88,014
JW Aluminum Continuous Cast Co. 10.25%, 4/1/2030 (a)	55,000	57,741
Kohl's Corp. 5.55%, 7/17/2045	54,000	35,099
Las Vegas Sands Corp. 5.63%, 6/15/2028	155,000	158,472
LFS Topco LLC 8.75%, 7/15/2030 (a)	63,000	63,311
Liberty Mutual Group, Inc. 4.30%, 2/1/2061 (a)	94,000	59,745
Lindblad Expeditions LLC 7.00%, 9/15/2030 (a)	24,000	24,464
Live Nation Entertainment, Inc. 3.75%, 1/15/2028 (a)	76,000	74,197
Security Description	Principal Amount	Value
Long Ridge Energy LLC 8.75%, 2/15/2032 (a)	$68,000	$69,897
Lowe's Cos., Inc. 2.80%, 9/15/2041	89,000	64,388
LPL Holdings, Inc. 5.75%, 6/15/2035	135,000	138,510
Macy's Retail Holdings LLC 4.50%, 12/15/2034	95,000	83,319
Madison IAQ LLC 5.88%, 6/30/2029 (a)	50,000	49,399
Manitowoc Co., Inc. 9.25%, 10/1/2031 (a)	63,000	66,296
Marriott International, Inc. 5.50%, 4/15/2037	135,000	137,907
Martin Midstream Partners LP/Martin Midstream Finance Corp. 11.50%, 2/15/2028 (a)	40,000	42,553
Match Group Holdings II LLC 6.13%, 9/15/2033 (a)	83,000	83,783
Mativ Holdings, Inc. 8.00%, 10/1/2029 (a)	14,000	13,862
McAfee Corp. 7.38%, 2/15/2030 (a)	53,000	49,243
Merck & Co., Inc. 4.95%, 9/15/2035	235,000	237,742
Michaels Cos., Inc. 5.25%, 5/1/2028 (a)	34,000	31,306
Micron Technology, Inc.:
5.30%, 1/15/2031	56,000	57,939
6.05%, 11/1/2035	100,000	106,879
6.75%, 11/1/2029	76,000	82,604
Millennium Escrow Corp. 6.63%, 8/1/2026 (a)	49,000	47,001
Millrose Properties, Inc. 6.38%, 8/1/2030 (a)	31,000	31,544
Moog, Inc. 4.25%, 12/15/2027 (a)	13,000	12,804
Morgan Stanley SOFR + 1.76%, 5.66%, 4/17/2036 (b)	155,000	163,551
MPH Acquisition Holdings LLC 5.75%, 12/31/2030 (a)	50,632	44,193
MPLX LP 5.40%, 9/15/2035	135,000	135,332
MSCI, Inc. 3.63%, 11/1/2031 (a)	23,000	21,614
Mueller Water Products, Inc. 4.00%, 6/15/2029 (a)	140,000	134,886
Nassau Cos., of New York 7.88%, 7/15/2030 (a)	42,000	42,937
NetApp, Inc. 5.70%, 3/17/2035	35,000	36,560
NGL Energy Operating LLC/NGL Energy Finance Corp.:
8.13%, 2/15/2029 (a)	86,000	88,189
8.38%, 2/15/2032 (a)	17,000	17,451

See accompanying notes to Schedule of Investments.

STATE STREET LOOMIS SAYLES OPPORTUNISTIC BOND ETF
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Nissan Motor Acceptance Co. LLC 5.63%, 9/29/2028 (a)	$253,000	$253,177
Nordstrom, Inc. 4.38%, 4/1/2030	155,000	145,849
NRG Energy, Inc.:
3.38%, 2/15/2029 (a)	88,000	83,225
3.63%, 2/15/2031 (a)	54,000	49,918
5.75%, 7/15/2029 (a)	40,000	40,050
5.75%, 1/15/2034 (a) (c)	45,000	44,951
6.25%, 11/1/2034 (a)	18,000	18,458
NuStar Logistics LP:
5.63%, 4/28/2027	76,000	76,553
6.38%, 10/1/2030	63,000	65,259
Oaktree Strategic Credit Fund 6.19%, 7/15/2030 (a)	75,000	76,613
Oncor Electric Delivery Co. LLC:
4.30%, 5/15/2028	90,000	90,559
5.35%, 4/1/2035 (a)	25,000	25,867
ONEOK, Inc. 6.50%, 9/1/2030 (a)	10,000	10,745
Owens-Brockway Glass Container, Inc. 7.38%, 6/1/2032 (a)	77,000	77,823
Pacific Gas & Electric Co.:
5.70%, 3/1/2035	90,000	92,264
6.00%, 8/15/2035	140,000	146,598
PacifiCorp 3.30%, 3/15/2051	60,000	39,677
Patrick Industries, Inc.:
4.75%, 5/1/2029 (a)	108,000	105,791
6.38%, 11/1/2032 (a)	28,000	28,396
Paychex, Inc. 5.60%, 4/15/2035	65,000	68,045
PBF Holding Co. LLC/PBF Finance Corp.:
7.88%, 9/15/2030 (a)	22,000	21,726
9.88%, 3/15/2030 (a)	67,000	70,205
Pediatrix Medical Group, Inc. 5.38%, 2/15/2030 (a)	23,000	22,870
Phinia, Inc. 6.75%, 4/15/2029 (a)	10,000	10,316
Pitney Bowes, Inc. 7.25%, 3/15/2029 (a)	56,000	56,795
Planet Financial Group LLC 10.50%, 12/15/2029 (a)	69,000	72,522
PPL Capital Funding, Inc. 5.25%, 9/1/2034	15,000	15,341
Prudential Financial, Inc. 5 yr. CMT + 3.23%, 6.00%, 9/1/2052 (b)	82,000	85,394
Public Storage Operating Co. 2.25%, 11/9/2031	42,000	37,181
QUALCOMM, Inc. 5.40%, 5/20/2033	124,000	131,745
QVC, Inc.:
5.45%, 8/15/2034	47,000	24,755
Security Description	Principal Amount	Value
6.88%, 4/15/2029 (a)	$40,000	$21,671
QXO Building Products, Inc. 6.75%, 4/30/2032 (a)	29,000	30,111
Rand Parent LLC 8.50%, 2/15/2030 (a)	79,000	82,094
Resideo Funding, Inc. 4.00%, 9/1/2029 (a)	36,000	34,375
Rithm Capital Corp. 8.00%, 7/15/2030 (a)	71,000	72,746
ROBLOX Corp. 3.88%, 5/1/2030 (a)	152,000	145,105
Rollins, Inc. 5.25%, 2/24/2035	20,000	20,336
Roper Technologies, Inc. 5.10%, 9/15/2035	230,000	231,835
Royal Caribbean Cruises Ltd. 5.50%, 8/31/2026 (a)	12,000	12,040
Sabre GLBL, Inc. 10.75%, 11/15/2029 (a)	21,000	20,337
Seagate Data Storage Technology Pte. Ltd.:
5.75%, 12/1/2034 (a)	12,000	11,976
5.88%, 7/15/2030 (a)	144,000	146,912
SESI LLC 7.88%, 9/30/2030 (a) (c)	47,000	47,000
Sixth Street Lending Partners 6.13%, 7/15/2030 (a)	48,000	49,664
Somnigroup International, Inc.:
3.88%, 10/15/2031 (a)	52,000	47,666
4.00%, 4/15/2029 (a)	103,000	98,852
Southern California Edison Co. 3.65%, 2/1/2050	30,000	20,995
Southwestern Public Service Co. 5.30%, 5/15/2035	200,000	204,328
Spirit AeroSystems, Inc. 4.60%, 6/15/2028	59,000	58,953
SPX FLOW, Inc. 8.75%, 4/1/2030 (a)	27,000	27,728
Staples, Inc. 10.75%, 9/1/2029 (a)	14,000	13,868
Starwood Property Trust, Inc.:
4.38%, 1/15/2027 (a)	137,000	135,846
6.00%, 4/15/2030 (a)	77,000	78,113
6.50%, 10/15/2030 (a)	71,000	73,583
StoneMor, Inc. 8.50%, 5/15/2029 (a)	20,000	19,639
Stonepeak Nile Parent LLC 7.25%, 3/15/2032 (a)	119,000	125,259
Stonex Escrow Issuer LLC 6.88%, 7/15/2032 (a)	121,000	124,636
SunCoke Energy, Inc. 4.88%, 6/30/2029 (a)	74,000	69,189
Synchrony Financial 7.25%, 2/2/2033	87,000	92,847
Synopsys, Inc. 5.15%, 4/1/2035	30,000	30,493

See accompanying notes to Schedule of Investments.

STATE STREET LOOMIS SAYLES OPPORTUNISTIC BOND ETF
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Taylor Morrison Communities, Inc.:
5.75%, 1/15/2028 (a)	$90,000	$91,290
5.88%, 6/15/2027 (a)	41,000	41,496
TEGNA, Inc. 5.00%, 9/15/2029	161,000	160,229
Texas Instruments, Inc. 4.90%, 3/14/2033	90,000	92,743
TGNR Intermediate Holdings LLC 5.50%, 10/15/2029 (a)	76,000	74,399
Tidewater, Inc. 9.13%, 7/15/2030 (a)	130,000	139,338
TMS International Corp. 6.25%, 4/15/2029 (a)	38,000	36,960
Toll Brothers Finance Corp. 5.60%, 6/15/2035	75,000	76,891
Transocean International Ltd. 7.88%, 10/15/2032 (a) (c)	69,000	69,000
Travel & Leisure Co. 6.13%, 9/1/2033 (a)	65,000	64,877
TriMas Corp. 4.13%, 4/15/2029 (a)	142,000	137,320
TTM Technologies, Inc. 4.00%, 3/1/2029 (a)	59,000	56,779
Tutor Perini Corp. 11.88%, 4/30/2029 (a)	32,000	35,865
Twilio, Inc. 3.63%, 3/15/2029	148,000	141,078
U.S. Foods, Inc. 5.75%, 4/15/2033 (a)	74,000	74,488
United Airlines Pass-Through Trust Series 2020-1, Class A, 5.88%, 4/15/2029	202,459	207,026
United Airlines, Inc.:
4.38%, 4/15/2026 (a)	79,000	78,863
4.63%, 4/15/2029 (a)	53,000	52,213
United Parcel Service, Inc. 5.25%, 5/14/2035	35,000	36,207
Univision Communications, Inc.:
8.50%, 7/31/2031 (a)	66,000	68,183
9.38%, 8/1/2032 (a)	66,000	70,010
USI, Inc. 7.50%, 1/15/2032 (a)	37,000	38,816
UWM Holdings LLC 6.25%, 3/15/2031 (a)	34,000	33,844
Viasat, Inc. 7.50%, 5/30/2031 (a)	69,000	64,720
Viavi Solutions, Inc. 3.75%, 10/1/2029 (a)	145,000	136,744
Virginia Electric & Power Co.:
5.05%, 8/15/2034	23,000	23,326
Series C, 4.90%, 9/15/2035	235,000	233,764
Virtusa Corp. 7.13%, 12/15/2028 (a)	26,000	25,430
Vistra Operations Co. LLC:
4.38%, 5/1/2029 (a)	27,000	26,443
Security Description	Principal Amount	Value
5.00%, 7/31/2027 (a)	$93,000	$92,885
5.63%, 2/15/2027 (a)	26,000	26,010
6.88%, 4/15/2032 (a)	10,000	10,462
7.75%, 10/15/2031 (a)	9,000	9,536
Vornado Realty LP 3.40%, 6/1/2031	140,000	125,826
W&T Offshore, Inc. 10.75%, 2/1/2029 (a)	45,000	43,089
Warnermedia Holdings, Inc.:
4.28%, 3/15/2032	149,000	134,114
5.05%, 3/15/2042	27,000	21,541
Wayfair LLC 7.75%, 9/15/2030 (a)	135,000	141,769
WBI Operating LLC 6.25%, 10/15/2030 (a) (c)	58,000	58,000
Weatherford International Ltd. 6.75%, 10/15/2033 (a) (c)	35,000	35,032
Western Midstream Operating LP 6.15%, 4/1/2033	11,000	11,627
Williams Cos., Inc. 8.75%, 3/15/2032	132,000	160,210
Wyndham Hotels & Resorts, Inc. 4.38%, 8/15/2028 (a)	42,000	41,029
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 7.13%, 2/15/2031 (a)	12,000	12,943
XPLR Infrastructure Operating Partners LP 3.88%, 10/15/2026 (a)	13,000	12,811
Zoetis, Inc. 5.00%, 8/17/2035	70,000	70,654
		24,642,068
TOTAL CORPORATE BONDS & NOTES (Cost $31,312,877)		31,997,759
ASSET-BACKED SECURITIES — 3.4%
BCC Middle Market CLO LLC Series 2025-1A, Class A1, ABS, 3 mo. USD Term SOFR + 1.62%, 5.73%, 7/17/2037 (a) (b)	920,000	922,456
Golub Capital Partners CLO 77 B Ltd. Series 2024-77A, Class C, ABS, 3 mo. USD Term SOFR + 1.80%, 6.12%, 1/25/2038 (a) (b)	265,000	264,301
KKR CLO 22 Ltd. Series 22A, Class B, 3 mo. USD Term SOFR + 1.86%, 6.19%, 7/20/2031 (a) (b)	250,000	249,775

See accompanying notes to Schedule of Investments.

STATE STREET LOOMIS SAYLES OPPORTUNISTIC BOND ETF
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
OneMain Direct Auto Receivables Trust Series 2021-1A, Class A, ABS, 0.87%, 7/14/2028 (a)	$23,815	$23,762
Pioneer Aircraft Finance Ltd. Series 2019-1, Class E, ABS, 0.00%, 6/15/2044 (a)	535,000	184,575
TOTAL ASSET-BACKED SECURITIES (Cost $1,639,951)		1,644,869
	Shares
CONVERTIBLE BONDS — 0.9%
CANADA — 0.1%
B2Gold Corp. 2.75%, 2/1/2030 (a)	20,000	33,819
SINGAPORE — 0.1%
Sea Ltd. 2.38%, 12/1/2025	18,000	35,539
UNITED STATES — 0.7%
Advanced Energy Industries, Inc. 2.50%, 9/15/2028	25,000	34,615
Axon Enterprise, Inc. 0.50%, 12/15/2027	15,000	47,140
DoorDash, Inc. 5/15/2030 (a)	30,000	34,132
Guidewire Software, Inc. 1.25%, 11/1/2029 (a)	25,000	29,153
iRhythm Technologies, Inc. 1.50%, 9/1/2029	25,000	34,351
Seagate HDD Cayman 3.50%, 6/1/2028	18,000	51,587
Snowflake, Inc. 10/1/2029	20,000	31,316
Spotify USA, Inc. 3/15/2026	25,000	34,227
Stem, Inc. 0.50%, 12/1/2028 (a)	95,000	25,519
Welltower OP LLC 2.75%, 5/15/2028 (a)	18,000	33,704
		355,744
TOTAL CONVERTIBLE BONDS (Cost $380,097)		425,102
Principal Amount
SENIOR FLOATING RATE LOANS — 15.5%
ADVERTISING SERVICES — 0.8%
Dotdash Meredith, Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 3.50%, 7.78%, 6/17/2032 (b)	$135,623	135,567
Security Description	Principal Amount	Value
Neptune Bidco U.S., Inc., 2022 USD Term Loan B, 3 mo. USD Term SOFR + 5.00%, 9.43%, 4/11/2029 (b)	$290,906	$277,671
		413,238
AEROSPACE & DEFENSE — 0.6%
Air Comm Corp. LLC:
2025 Delayed Draw Term Loan, 3 mo. USD Term SOFR + 2.75%, 1.00%, 12/11/2031 (b)	1,282	1,286
2025 Term Loan, 3 mo. USD Term SOFR + 2.75%, 6.91%, 12/11/2031 (b)	93,633	93,925
Barnes Group, Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 2.75%, 6.91%, 1/27/2032 (b)	50,554	50,672
Kaman Corp.:
2025 Delayed Draw Term Loan, 3 mo. USD Term SOFR + 2.50%, 6.83%, 2/26/2032 (b)	766	764
2025 Term Loan B, 6 mo. USD Term SOFR + 2.50%, 6.70%, 2/26/2032 (b)	87,780	87,600
TransDigm, Inc., 2023 Term Loan J, 3 mo. USD Term SOFR + 2.50%, 6.50%, 2/28/2031 (b)	39,401	39,426
		273,673
APPAREL — 0.8%
Beach Acquisition Bidco LLC, USD Term Loan B, 3 mo. USD Term SOFR + 3.25%, 7.31%, 9/12/2032 (b)	47,000	47,284
S&S Holdings LLC, 2024 Term Loan, 1 mo. USD Term SOFR + 5.00%, 9.17%, 10/1/2031 (b)	330,863	321,765
		369,049
AUTO PARTS & EQUIPMENT — 0.6%
Clarios Global LP:
2025 EUR Term Loan B, 1 mo. EURIBOR + 3.25%, 5.16%, 1/28/2032 (b)	62,000	73,376
2025 USD Term Loan B, 1 mo. USD Term SOFR + 2.75%, 6.91%, 1/28/2032 (b)	96,000	96,180
First Brands Group LLC:
2021 Term Loan, 3 mo. USD Term SOFR + 5.00%, 9.57%, 3/30/2027 (b)	62,726	22,805
2022 Incremental Term Loan, 3 mo. USD Term SOFR + 5.00%, 9.57%, 3/30/2027 (b)	228,498	83,259
		275,620

See accompanying notes to Schedule of Investments.

STATE STREET LOOMIS SAYLES OPPORTUNISTIC BOND ETF
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
CHEMICALS — 0.9%
Bakelite U.S. Holdco, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 3.75%, 7.75%, 12/23/2031 (b)	$203,876	$203,876
Olympus Water U.S. Holding Corp.:
2024 EUR Term Loan B, 3 mo. EURIBOR + 3.75%, 5.75%, 6/20/2031 (b)	107,000	126,572
2025 USD Term Loan B (e)	117,000	116,332
		446,780
COMMERCIAL SERVICES — 2.3%
Belron Finance 2019 LLC, 2025 Repriced Term Loan B, 3 mo. USD Term SOFR + 2.50%, 6.74%, 10/16/2031 (b)	235,625	237,098
Camelot U.S. Acquisition LLC:
2024 Term Loan B, 1 mo. USD Term SOFR + 2.75%, 6.91%, 1/31/2031 (b)	42,877	42,663
2025 Incremental Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.41%, 1/31/2031 (b)	61,083	61,092
Galaxy U.S. Opco, Inc., Term Loan, 3 mo. USD Term SOFR + 2.00%, 6.31%, 7/31/2030 (b)	322,252	294,460
Mckissock Investment Holdings LLC, Incremental Term Loan, 3 mo. USD Term SOFR + 5.00%, 9.33%, 3/12/2029 (b)	92,355	91,951
Nuvei Technologies Corp., 2025 Repriced Term Loan B, 1 mo. USD Term SOFR + 2.75%, 6.91%, 11/17/2031 (b)	134,439	134,613
Ryan LLC, Term Loan, 1 mo. USD Term SOFR + 3.50%, 7.66%, 11/14/2030 (b)	172,685	173,241
VM Consolidated, Inc., 2024 Term Loan B2, 1 mo. USD Term SOFR + 2.25%, 6.41%, 3/24/2028 (b)	57,793	57,967
		1,093,085
COMPUTERS — 0.4%
Clover Holdings 2 LLC, Term Loan B, 1 mo. USD Term SOFR + 3.75%, 7.94%, 12/9/2031 (b)	86,783	86,972
NCR Atleos LLC, 2025 Term Loan B (e)	100,611	100,947
		187,919
Security Description	Principal Amount	Value
CONSTRUCTION & ENGINEERING — 0.1%
Service Logic Acquisition, Inc., 2025 Repriced Term Loan B, 3 mo. USD Term SOFR + 3.00%, 7.31%, 10/29/2027 (b)	$74,065	$74,343
CONSTRUCTION MATERIALS — 0.2%
Quikrete Holdings, Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 2.25%, 6.41%, 2/10/2032 (b)	106,465	106,519
CONTAINERS & PACKAGING — 0.3%
IFCO Management GmbH, 2025 EUR Term Loan (e)	EUR116,584	138,156
DISTRIBUTION/WHOLESALE — 0.1%
Olympus Water U.S. Holding Corp., 2024 USD Term Loan, 3 mo. USD Term SOFR + 3.00%, 7.00%, 6/20/2031 (b)	48,325	47,912
DIVERSIFIED FINANCIAL SERVICES — 0.8%
Dechra Pharmaceuticals Holdings Ltd., USD Term Loan B, 6 mo. USD Term SOFR + 3.25%, 7.45%, 1/27/2032 (b)	62,685	62,894
FNZ Group Services Ltd., 2024 USD Term Loan B, 3 mo. USD Term SOFR + 5.00%, 9.32%, 11/5/2031 (b)	156,215	126,469
Mermaid Bidco, Inc., 2024 EUR Term Loan B, 3 mo. EURIBOR + 3.75%, 5.74%, 7/3/2031 (b)	EUR27,000	32,063
Paysafe Holdings U.S. Corp., USD Term Loan B1, 1 mo. USD Term SOFR + 2.75%, 7.03%, 6/28/2028 (b)	150,457	150,458
		371,884
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
CommScope, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 4.75%, 8.91%, 12/17/2029 (b)	180,250	182,688
Crown Subsea Communications Holding, Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 3.50%, 7.66%, 1/30/2031 (b)	131,176	132,176
		314,864
ELECTRIC — 0.4%
Kohler Energy Co. LLC, USD Term Loan B, 3 mo. USD Term SOFR + 3.75%, 7.75%, 5/1/2031 (b)	192,349	192,891
ELECTRONICS — 0.3%
LSF12 Crown U.S. Commercial Bidco LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 3.50%, 7.66%, 12/2/2031 (b)	167,580	168,052

See accompanying notes to Schedule of Investments.

STATE STREET LOOMIS SAYLES OPPORTUNISTIC BOND ETF
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
ENVIRONMENTAL CONTROL — 0.2%
GFL Environmental, Inc., 2025 Term Loan B, 3 mo. USD Term SOFR + 2.50%, 6.67%, 3/3/2032 (b)	$82,075	$82,157
FOOD PRODUCTS — 0.2%
Savor Acquisition, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.00%, 7.16%, 2/19/2032 (b)	76,454	76,998
HEALTH CARE PROVIDERS & SERVICES — 0.2%
LifePoint Health, Inc., 2024 1st Lien Term Loan B, 3 mo. USD Term SOFR + 3.75%, 8.07%, 5/19/2031 (b)	118,483	118,416
HOUSEHOLD PRODUCTS — 0.1%
Lavender Dutch BorrowerCo BV, EUR Term Loan (e)	EUR55,000	64,921
INSURANCE — 2.2%
Alera Group, Inc., 2025 Term Loan, 1 mo. USD Term SOFR + 3.25%, 7.41%, 5/31/2032 (b)	195,000	195,947
AmWINS Group, Inc., 2025 Term Loan B, 3 mo. USD Term SOFR + 2.25%, 6.25%, 1/30/2032 (b)	84,563	84,618
Ardonagh Midco 3 PLC, 2024 USD Term Loan B, 6 mo. USD Term SOFR + 2.75%, 6.75%, 2/15/2031 (b)	168,156	167,666
Asurion LLC, 2023 Term Loan B11, 1 mo. USD Term SOFR + 4.25%, 8.51%, 8/19/2028 (b)	111,906	112,388
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, 1 mo. USD Term SOFR + 2.50%, 6.66%, 7/31/2031 (b)	252,977	252,937
Truist Insurance Holdings LLC:
2024 Term Loan B, 3 mo. USD Term SOFR + 2.75%, 6.75%, 5/6/2031 (b)	75,125	75,243
2nd Lien Term Loan, 3 mo. USD Term SOFR + 4.75%, 8.75%, 5/6/2032 (b)	38,421	39,196
USI, Inc.:
2024 Term Loan C, 3 mo. USD Term SOFR + 2.25%, 6.25%, 9/29/2030 (b)	21,563	21,558
2024 Term Loan D, 3 mo. USD Term SOFR + 2.25%, 6.25%, 11/21/2029 (b)	97,032	97,017
		1,046,570
Security Description	Principal Amount	Value
INTERNET & TELECOM — 0.2%
MH Sub I LLC, 2024 Term Loan B4, 1 mo. USD Term SOFR + 4.25%, 8.41%, 12/31/2031 (b)	$111,229	$102,608
INVESTMENT COMPANIES — 0.2%
Gryphon Acquire Newco LLC, Term Loan B, 6 mo. USD Term SOFR + 3.00%, 6.88%, 9/13/2032 (b)	88,000	88,344
LEISURE TIME — 0.1%
Sabre GLBL, Inc.:
2024 Term Loan B1, 1 mo. USD Term SOFR + 6.00%, 10.26%, 11/15/2029 (b)	34,023	32,194
2024 Term Loan B2, 1 mo. USD Term SOFR + 6.00%, 10.26%, 11/15/2029 (b)	25,926	24,630
		56,824
MEDIA — 0.7%
Cengage Learning, Inc., 2024 1st Lien Term Loan B, 3 mo. USD Term SOFR + 3.50%, 7.67%, 3/24/2031 (b)	55,178	55,104
DirecTV Financing LLC:
2024 Term Loan, 3 mo. USD Term SOFR + 5.25%, 9.82%, 8/2/2029 (b)	92,474	92,748
2025 Term Loan B, 3 mo. USD Term SOFR + 5.50%, 9.81%, 2/17/2031 (b)	103,781	101,705
EW Scripps Co., 2025 Term Loan B2, 1 mo. USD Term SOFR + 5.75%, 10.02%, 6/30/2028 (b)	45,707	46,288
McGraw-Hill Global Education Holdings LLC, 2025 1st Lien Term Loan B, 1 mo. USD Term SOFR + 2.75%, 6.91%, 8/6/2031 (b)	63,937	64,032
		359,877
PHARMACEUTICALS — 0.7%
Amneal Pharmaceuticals LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 3.50%, 7.66%, 8/1/2032 (b)	93,034	93,111
Bausch Health Cos., Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 6.25%, 10.41%, 10/8/2030 (b)	245,385	242,394
		335,505
RETAIL — 0.4%
PetSmart, Inc., 2025 USD Term Loan B, 1 mo. USD Term SOFR + 4.00%, 8.14%, 8/18/2032 (b)	194,000	191,333

See accompanying notes to Schedule of Investments.

STATE STREET LOOMIS SAYLES OPPORTUNISTIC BOND ETF
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
SOFTWARE — 1.1%
BCPE Pequod Buyer, Inc., USD Term Loan B, 1 mo. USD Term SOFR + 3.00%, 7.16%, 11/25/2031 (b)	$223,000	$223,657
Modena Buyer LLC, Term Loan, 3 mo. USD Term SOFR + 4.50%, 8.81%, 7/1/2031 (b)	69,124	68,359
Project Alpha Intermediate Holding, Inc., 2024 1st Lien Term Loan B, 3 mo. USD Term SOFR + 3.25%, 7.25%, 10/26/2030 (b)	150,935	151,527
UKG, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 2.50%, 6.81%, 2/10/2031 (b)	99,117	99,130
		542,673
TOTAL SENIOR FLOATING RATE LOANS (Cost $7,710,440)		7,540,211
Shares
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 4.6%
SPDR Blackstone Senior Loan ETF (f) (Cost $ 2,264,311)	54,115	$2,250,102
	Principal Amount
U.S. TREASURY OBLIGATIONS — 4.0%
U.S. Treasury Bills 3.94%, 11/12/2025 (Cost $1,926,066)	$1,935,000	1,925,989
COMMERCIAL MORTGAGE BACKED SECURITIES — 0.2%
COMM Mortgage Trust Series 2012-CR3, Class B, 3.92%, 10/15/2045 (a) (Cost $93,623)	94,569	88,743

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 3.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (g) (h) (Cost $1,859,910)	1,859,910	$1,859,910
TOTAL INVESTMENTS — 98.4% (Cost $47,187,275)		47,732,685
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.6%		759,496
NET ASSETS — 100.0%		$48,492,181
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 38.4% of net assets as of September 30, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	When-issued security.
(d)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of September 30, 2025. Maturity date shown is the final maturity.
(e)	Position is unsettled. Contract rate was not determined at September 30, 2025 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(f)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2025 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at September 30, 2025.
ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
VRN	Variable Rate Note

See accompanying notes to Schedule of Investments.

STATE STREET LOOMIS SAYLES OPPORTUNISTIC BOND ETF
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

At September 30, 2025, the Fund had unfunded loan commitments of $19,531, which could be extended at the option of the borrowers, pursuant to the following loan agreements:
Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation/(Depreciation) ($)
Air Comm Corporation, LLC	4,615	4,630	14
Kaman Corp.	7,232	7,217	(15)
Savor Acquisition, Inc.	7,684	7,738	55
	$19,531	$19,585	$54

At September 30, 2025, open forward foreign currency exchange contracts were as follows:
Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BNP Paribas S.A.	GBP21,000	USD28,208	10/08/2025	$(64)
Goldman Sachs Bank USA	EUR224,000	USD262,080	10/06/2025	(1,183)
Goldman Sachs Bank USA	EUR27,000	USD31,984	10/20/2025	224
Royal Bank of Canada	AUD66,000	USD43,150	10/07/2025	(595)
Royal Bank of Canada	EUR110,000	USD128,308	10/08/2025	(989)
Royal Bank of Canada	EUR62,000	USD73,295	10/27/2025	334
UBS AG	EUR55,000	USD64,461	10/29/2025	(270)
Total				$(2,543)

AUD	Australian Dollar
EUR	Euro
GBP	British Pound

At September 30, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10-Year Australian Bond Futures (long)	20	12/15/2025	$1,513,113	$1,502,476	$(10,637)
5 Yr. U.S. Treasury Note Futures (long)	109	12/31/2025	11,887,469	11,902,289	14,820
Ultra U.S. Treasury Bond Futures (long)	14	12/19/2025	1,672,895	1,680,875	7,980
					$12,163

See accompanying notes to Schedule of Investments.

STATE STREET LOOMIS SAYLES OPPORTUNISTIC BOND ETF
Schedule of Investments  (continued)
September 30, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$31,997,759	$—	$31,997,759
Asset-Backed Securities	—	1,644,869	—	1,644,869
U.S. Treasury Obligations	—	1,925,989	—	1,925,989
Commercial Mortgage Backed Securities	—	88,743	—	88,743
Convertible Bonds	—	425,102	—	425,102
Mutual Funds and Exchange Traded Products	2,250,102	—	—	2,250,102
Senior Floating Rate Loans	—	7,540,211	—	7,540,211
Short-Term Investment	1,859,910	—	—	1,859,910
TOTAL INVESTMENTS	$4,110,012	$43,622,673	$—	$47,732,685
OTHER FINANCIAL INSTRUMENTS:
Unfunded Loans - Unrealized Appreciation	$—	$69	$—	$69
Unfunded Loans - Unrealized Depreciation	—	(15)	—	(15)
Forward Foreign Currency Exchange Contracts - Unrealized Appreciation	—	558	—	558
Forward Foreign Currency Exchange Contracts - Unrealized Depreciation	—	(3,101)	—	(3,101)
Futures Contracts - Unrealized Appreciation	22,800	—	—	22,800
Futures Contracts - Unrealized Depreciation	(10,637)	—	—	(10,637)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$12,163	$(2,489)	$—	$9,674

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
SPDR Blackstone Senior Loan ETF	54,115	$2,250,643	$—	$—	$—	$(541)	54,115	$2,250,102	$43,372
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,502,406	3,502,406	7,753,425	9,395,921	—	—	1,859,910	1,859,910	32,318
Total		$5,753,049	$7,753,425	$9,395,921	$—	$(541)		$4,110,012	$75,690
See accompanying notes to Schedule of Investments.

SSGA ACTIVE TRUST
NOTES TO SCHEDULES OF INVESTMENTS
September 30, 2025 (Unaudited)

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•  Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•  Options are priced at their last sale price on the principal market on which they are traded on the valuation date. If there were no sales on that day, options are valued at either the last reported sale or official closing price on their primary exchange determined in accordance with the valuation policy and procedures approved by the Board.
•  Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation policy and procedures approved by the Board.
•  Senior loans or other loans are valued at evaluated bid prices supplied by an independent pricing service, if available. Senior loans and other loans for  which the Committee determines that there are no reliable valuations available from pricing services or brokers will be initially valued at cost and adjusted for amortization of principal until remeasurement is warranted due to a credit or economic event or other factors affecting  the loan.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

SSGA ACTIVE TRUST
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmark. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of September 30, 2025, is disclosed in the Fund's respective Schedules of Investments.
Futures Contracts
The Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities. Subsequent payments are made or received by a Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.
During the period ended September 30, 2025, the State Street Ultra Short Term Bond ETF, State Street DoubleLine Total Return Tactical ETF and State Street Loomis Sayles Opportunistic Bond ETF entered into futures contracts to hedge interest rate risk and manage duration.
Forward Foreign Currency Exchange Contracts
Certain Portfolios or Funds may engage in forward foreign currency exchange contracts to acquire exposure to foreign currencies or to hedge the Portfolios’ or Funds’ investments against currency fluctuations. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio or Fund as an unrealized gain or loss. When the contract is closed, the Portfolio or Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

SSGA ACTIVE TRUST
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
September 30, 2025 (Unaudited)

Certain risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of counter parties to meet the terms of their contracts and are generally limited to the amount of unrealized gains on appreciated contracts, if any. Additionally, when utilizing forward foreign currency exchange contracts to hedge,the Portfolio or Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.
For the period ended September 30, 2025, the State Street Loomis Sayles Opportunistic Bond ETF entered into forward foreign currency exchange contracts to offset the Fund’s exposure to the component currencies.
Options Contracts
The Funds may purchase and write (sell) call and put options on futures. Options on futures give the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price upon expiration of, or at any time during the period of, the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. The Fund is required to make a good faith margin deposit in cash or U.S. government securities (or other eligible collateral) with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying commodity or payment of the cash settlement amount) if it is not terminated prior to the specified delivery date. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin deposits which may range upward from less than 5% of the value of the contract being traded.
The Funds may purchase and sell put and call options. Such options may relate to particular securities and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves.
During the period ended September 30, 2025, the State Street US Equity Premium Income ETF entered into option contracts.
Loan Agreements
The State Street Blackstone Senior Loan ETF, State Street DoubleLine Total Return Tactical ETF, State Street DoubleLine Short Duration Total Return Tactical ETF, State Street Loomis Sayles Opportunistic Bond ETF and State Street Blackstone High Income ETF invest in Senior Loans. Senior Loans consist generally of obligations of companies and other entities (collectively, “borrowers”) incurred for the purpose of reorganizing the assets and liabilities of a borrower; acquiring another company; taking over control of a company (leveraged buyout); temporary refinancing; or financing internal growth or other general business purposes. Senior Loans are often obligations of borrowers who have incurred a significant percentage of debt compared to their total assets and thus are highly leveraged. The Funds do not treat the banks originating or acting as agents for the lenders, or granting or acting as intermediary in participation interests, in loans held by the Funds as the issuers of such loans.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended September 30, 2025, are disclosed in the Funds' respective Schedules of Investments.